Banking Fund SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
COMMON STOCKS† - 99.0%
Banks - 93.5%
Citigroup, Inc.	1,634	$103,334
Bank of America Corp.	2,643	100,223
JPMorgan Chase & Co.	500	100,150
Wells Fargo & Co.	1,649	95,576
U.S. Bancorp	1,834	81,980
PNC Financial Services Group, Inc.	503	81,285
Truist Financial Corp.	1,866	72,737
Bank of New York Mellon Corp.	1,140	65,687
NU Holdings Limited/Cayman Islands — Class A*	4,225	50,404
Fifth Third Bancorp	1,330	49,489
M&T Bank Corp.	331	48,141
State Street Corp.	614	47,474
Huntington Bancshares, Inc.	3,190	44,501
Regions Financial Corp.	2,105	44,289
Northern Trust Corp.	481	42,771
Citizens Financial Group, Inc.	1,106	40,137
KeyCorp	2,446	38,671
ICICI Bank Ltd. ADR	1,408	37,185
Toronto-Dominion Bank	606	36,590
HDFC Bank Ltd. ADR	634	35,485
East West Bancorp, Inc.	416	32,910
Webster Financial Corp.	578	29,345
Bank of Nova Scotia	566	29,307
Royal Bank of Canada	289	29,154
First Horizon Corp.	1,883	28,998
Comerica, Inc.	491	27,000
Western Alliance Bancorporation	410	26,318
Cullen/Frost Bankers, Inc.	229	25,779
Wintrust Financial Corp.	244	25,471
Zions Bancorp North America	582	25,259
HSBC Holdings plc ADR[1]	634	24,954
Pinnacle Financial Partners, Inc.	290	24,905
Canadian Imperial Bank of Commerce	491	24,904
Popular, Inc.	282	24,841
SouthState Corp.	292	24,829
Commerce Bancshares, Inc.	465	24,738
Prosperity Bancshares, Inc.	367	24,141
Synovus Financial Corp.	579	23,195
Bank of Montreal	235	22,955
Cadence Bank	786	22,794
UBS Group AG*	737	22,641
Bank OZK	493	22,412
Old National Bancorp	1,287	22,407
FNB Corp.	1,579	22,264
United Bankshares, Inc.	603	21,581
Home BancShares, Inc.	864	21,228
Hancock Whitney Corp.	425	19,567
Columbia Banking System, Inc.	1,007	19,485
First Financial Bankshares, Inc.	591	19,391
Barclays plc ADR	1,995	18,853
UMB Financial Corp.	214	18,616
First Citizens BancShares, Inc. — Class A	11	17,985
Associated Banc-Corp.	826	17,767
Valley National Bancorp	2,224	17,703
International Bancshares Corp.	315	17,684
Ameris Bancorp	363	17,562
United Community Banks, Inc.	653	17,187
Texas Capital Bancshares, Inc.*	271	16,680
First Hawaiian, Inc.	756	16,602
Fulton Financial Corp.	988	15,699
Cathay General Bancorp	405	15,321
First Interstate BancSystem, Inc. — Class A	562	15,292
Bank of Hawaii Corp.	243	15,161
Simmons First National Corp. — Class A	771	15,004
CVB Financial Corp.	829	14,789
Eastern Bankshares, Inc.	1,073	14,786
Banco Bradesco S.A. ADR	5,047	14,434
Independent Bank Corp.	276	14,358
BOK Financial Corp.	156	14,352
Seacoast Banking Corporation of Florida	560	14,218
Bancorp, Inc.*	341	11,410
Total Banks		2,280,345
Diversified Financial Services - 3.1%
Capital One Financial Corp.	502	74,743
Savings & Loans - 2.4%
WSFS Financial Corp.	360	16,250
WaFd, Inc.	523	15,183
Pacific Premier Bancorp, Inc.	614	14,736
New York Community Bancorp, Inc.[1]	4,042	13,015
Total Savings & Loans		59,184
Total Common Stocks
(Cost $1,136,257)		2,414,272

PREFERRED STOCKS† - 1.0%
Financial - 1.0%
Itau Unibanco Holding S.A.
ADR	3,468	24,034
Total Preferred Stocks
(Cost $15,304)		24,034

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.2%
J.P. Morgan Securities LLC issued 03/28/24 at 5.31% due 04/01/24	$2,150	2,150
BofA Securities, Inc. issued 03/28/24 at 5.31% due 04/01/24	827	827
Barclays Capital, Inc. issued 03/28/24 at 5.30% due 04/01/24	750	750
Total Repurchase Agreements
(Cost $3,727)		3,727

Banking Fund SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 1.2%
Money Market Fund
First American Government Obligations Fund - Class X, 5.23%[4]	30,467	$30,467
Total Securities Lending Collateral
(Cost $30,467)		30,467
Total Investments - 101.4%
(Cost $1,185,755)		$2,472,500
Other Assets & Liabilities, net - (1.4)%		(33,400)
Total Net Assets - 100.0%		$2,439,100

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	All or a portion of this security is on loan at March 31, 2024 — See Note 5.
2	Repurchase Agreements — See Note 4.
3	Securities lending collateral — See Note 5.
4	Rate indicated is the 7-day yield as of March 31, 2024.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$2,414,272	$—	$—	$2,414,272
Preferred Stocks	24,034	—	—	24,034
Repurchase Agreements	—	3,727	—	3,727
Securities Lending Collateral	30,467	—	—	30,467
Total Assets	$2,468,773	$3,727	$—	$2,472,500

Basic Materials Fund SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
COMMON STOCKS† - 99.5%
Chemicals - 36.4%
Linde plc	788	$365,884
Sherwin-Williams Co.	632	219,513
Ecolab, Inc.	823	190,031
Air Products and Chemicals, Inc.	733	177,584
Dow, Inc.	2,728	158,033
PPG Industries, Inc.	1,001	145,045
DuPont de Nemours, Inc.	1,748	134,019
LyondellBasell Industries N.V. — Class A	1,255	128,361
International Flavors & Fragrances, Inc.	1,371	117,892
Celanese Corp. — Class A	636	109,303
Albemarle Corp.	746	98,278
CF Industries Holdings, Inc.	1,146	95,359
RPM International, Inc.	799	95,041
Nutrien Ltd.	1,669	90,643
Eastman Chemical Co.	881	88,294
Mosaic Co.	2,424	78,683
Axalta Coating Systems Ltd.*	1,986	68,299
FMC Corp.	1,072	68,286
Olin Corp.	1,117	65,680
Arcadium Lithium plc*	14,289	61,586
Westlake Corp.	386	58,981
Element Solutions, Inc.	2,342	58,503
Ashland, Inc.	533	51,898
Huntsman Corp.	1,940	50,498
Balchem Corp.	306	47,415
Chemours Co.	1,736	45,587
Total Chemicals		2,868,696
Mining - 22.8%
Freeport-McMoRan, Inc.	4,544	213,659
Newmont Corp.	4,542	162,785
Barrick Gold Corp.	7,679	127,779
Agnico Eagle Mines Ltd.	1,779	106,117
Rio Tinto plc ADR	1,549	98,733
BHP Group Ltd. ADR[1]	1,669	96,285
Wheaton Precious Metals Corp.	1,936	91,244
Kinross Gold Corp.	13,804	84,619
Franco-Nevada Corp.	700	83,412
Southern Copper Corp.	764	81,381
Pan American Silver Corp.	5,316	80,165
Gold Fields Ltd. ADR	4,944	78,560
Alamos Gold, Inc. — Class A	5,213	76,892
Anglogold Ashanti plc[1]	3,332	73,970
Royal Gold, Inc.	592	72,112
Alcoa Corp.	1,852	62,579
Sigma Lithium Corp.*,1	4,149	53,771
B2Gold Corp.	19,415	50,673
Hecla Mining Co.	9,092	43,732
MP Materials Corp.*	2,318	33,147
SSR Mining, Inc.	5,112	22,800
Total Mining		1,794,415
Iron & Steel - 11.9%
Nucor Corp.	875	173,162
Steel Dynamics, Inc.	816	120,956
Vale S.A. ADR	9,257	112,843
Reliance, Inc.	329	109,945
Cleveland-Cliffs, Inc.*	3,668	83,410
ArcelorMittal S.A.[1]	2,823	77,858
Gerdau S.A. ADR	15,615	69,018
Commercial Metals Co.	1,126	66,175
United States Steel Corp.	1,593	64,963
ATI, Inc.*	1,216	62,223
Total Iron & Steel		940,553
Packaging & Containers - 11.3%
Ball Corp.	1,701	114,579
Packaging Corporation of America	535	101,532
Westrock Co.	1,828	90,395
Amcor plc	9,041	85,980
Crown Holdings, Inc.	959	76,010
Graphic Packaging Holding Co.	2,591	75,605
AptarGroup, Inc.	519	74,679
Berry Global Group, Inc.	1,068	64,593
Sonoco Products Co.	1,006	58,187
Sealed Air Corp.	1,552	57,735
Silgan Holdings, Inc.	1,059	51,425
O-I Glass, Inc.*	2,287	37,941
Total Packaging & Containers		888,661
Building Materials - 8.7%
Martin Marietta Materials, Inc.	245	150,415
Vulcan Materials Co.	533	145,466
CRH plc*	1,361	117,400
Cemex SAB de CV ADR*	9,256	83,397
Eagle Materials, Inc.	277	75,275
Louisiana-Pacific Corp.	706	59,240
Summit Materials, Inc. — Class A*	1,287	57,362
Total Building Materials		688,555
Coal - 2.8%
Teck Resources Ltd. — Class B	2,376	108,773
Warrior Met Coal, Inc.	701	42,550
Arch Resources, Inc.	239	38,429
Alpha Metallurgical Resources, Inc.	82	27,156
Total Coal		216,908
Biotechnology - 2.0%
Corteva, Inc.	2,733	157,612
Household Products & Housewares - 1.3%
Avery Dennison Corp.	470	104,928
Forest Products & Paper - 1.2%
International Paper Co.	2,399	93,609
Housewares - 0.6%
Scotts Miracle-Gro Co. — Class A	627	46,768
Environmental Control - 0.3%
PureCycle Technologies, Inc.*,1	4,058	25,241
Healthcare-Services - 0.2%
Ginkgo Bioworks Holdings, Inc.*,1	12,009	13,930
Total Common Stocks
(Cost $3,929,103)		7,839,876

Basic Materials Fund SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 0.9%
J.P. Morgan Securities LLC issued 03/28/24 at 5.31% due 04/01/24	$39,399	$39,399
BofA Securities, Inc. issued 03/28/24 at 5.31% due 04/01/24	15,154	15,154
Barclays Capital, Inc. issued 03/28/24 at 5.30% due 04/01/24	13,735	13,735
Total Repurchase Agreements
(Cost $68,288)		68,288

	Shares
SECURITIES LENDING COLLATERAL†,3 - 3.0%
Money Market Fund
First American Government Obligations Fund - Class X, 5.23%[4]	233,703	233,703
Total Securities Lending Collateral
(Cost $233,703)		233,703
Total Investments - 103.4%
(Cost $4,231,094)		$8,141,867
Other Assets & Liabilities, net - (3.4)%		(264,117)
Total Net Assets - 100.0%		$7,877,750

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	All or a portion of this security is on loan at March 31, 2024 — See Note 5.
2	Repurchase Agreements — See Note 4.
3	Securities lending collateral — See Note 5.
4	Rate indicated is the 7-day yield as of March 31, 2024.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$7,839,876	$—	$—	$7,839,876
Repurchase Agreements	—	68,288	—	68,288
Securities Lending Collateral	233,703	—	—	233,703
Total Assets	$8,073,579	$68,288	$—	$8,141,867

Biotechnology Fund SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
COMMON STOCKS† - 100.2%
Biotechnology - 74.2%
Amgen, Inc.	2,669	$758,850
Regeneron Pharmaceuticals, Inc.*	625	601,556
Vertex Pharmaceuticals, Inc.*	1,192	498,268
Gilead Sciences, Inc.	6,192	453,564
Corteva, Inc.	6,651	383,563
Moderna, Inc.*	3,437	366,247
Biogen, Inc.*	1,532	330,345
Illumina, Inc.*	2,024	277,936
Alnylam Pharmaceuticals, Inc.*	1,722	257,353
BioMarin Pharmaceutical, Inc.*	2,788	243,504
Royalty Pharma plc — Class A	7,751	235,398
Sarepta Therapeutics, Inc.*	1,621	209,855
Incyte Corp.*	3,365	191,704
United Therapeutics Corp.*	818	187,911
Legend Biotech Corp. ADR*	3,249	182,236
Argenx SE ADR*	453	178,355
Cytokinetics, Inc.*	2,374	166,441
Exelixis, Inc.*	6,827	162,005
BioNTech SE ADR*	1,629	150,275
CRISPR Therapeutics AG*,1	2,203	150,156
Intra-Cellular Therapies, Inc.*	2,168	150,026
Apellis Pharmaceuticals, Inc.*	2,406	141,425
Ionis Pharmaceuticals, Inc.*	3,174	137,593
Halozyme Therapeutics, Inc.*	3,274	133,186
REVOLUTION Medicines, Inc.*	4,129	133,078
Blueprint Medicines Corp.*	1,363	129,294
Roivant Sciences Ltd.*	12,103	127,566
Bridgebio Pharma, Inc.*	4,010	123,989
Insmed, Inc.*	4,347	117,934
Ultragenyx Pharmaceutical, Inc.*	2,324	108,508
Amicus Therapeutics, Inc.*	9,197	108,341
Axsome Therapeutics, Inc.*	1,354	108,049
Iovance Biotherapeutics, Inc.*	7,229	107,134
Prothena Corporation plc*	4,267	105,694
Arrowhead Pharmaceuticals, Inc.*	3,607	103,160
Guardant Health, Inc.*	4,425	91,288
Intellia Therapeutics, Inc.*	3,277	90,150
Beam Therapeutics, Inc.*	2,549	84,219
Immunovant, Inc.*	2,606	84,200
PTC Therapeutics, Inc.*	2,828	82,266
TG Therapeutics, Inc.*	5,246	79,792
ACADIA Pharmaceuticals, Inc.*	4,246	78,508
Dynavax Technologies Corp.*	5,946	73,790
Krystal Biotech, Inc.*	393	69,926
Akero Therapeutics, Inc.*	2,209	55,799
Sage Therapeutics, Inc.*	2,891	54,177
Novavax, Inc.*,1	8,974	42,896
Total Biotechnology		8,707,510
Pharmaceuticals - 20.8%
AbbVie, Inc.	5,920	1,078,032
AstraZeneca plc ADR	4,727	320,254
Neurocrine Biosciences, Inc.*	1,602	220,948
Viatris, Inc.	18,377	219,421
Jazz Pharmaceuticals plc*	1,355	163,169
Alkermes plc*	6,023	163,043
Vaxcyte, Inc.*	2,226	152,058
Ironwood Pharmaceuticals, Inc. — Class A*	7,326	63,810
Madrigal Pharmaceuticals, Inc.*	223	59,550
Total Pharmaceuticals		2,440,285
Healthcare-Products - 3.9%
Exact Sciences Corp.*	3,140	216,848
Natera, Inc.*	2,085	190,694
Pacific Biosciences of California, Inc.*	13,510	50,663
Total Healthcare-Products		458,205
Healthcare-Services - 1.3%
Medpace Holdings, Inc.*	362	146,302
Total Common Stocks
(Cost $5,881,079)		11,752,302

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
J.P. Morgan Securities LLC issued 03/28/24 at 5.31% due 04/01/24	$43,616	43,616
BofA Securities, Inc. issued 03/28/24 at 5.31% due 04/01/24	16,775	16,775
Barclays Capital, Inc. issued 03/28/24 at 5.30% due 04/01/24	15,206	15,206
Total Repurchase Agreements
(Cost $75,597)		75,597

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.3%
Money Market Fund
First American Government Obligations Fund - Class X, 5.23%[4]	156,594	156,594
Total Securities Lending Collateral
(Cost $156,594)		156,594
Total Investments - 102.1%
(Cost $6,113,270)		$11,984,493
Other Assets & Liabilities, net - (2.1)%		(245,702)
Total Net Assets - 100.0%		$11,738,791

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	All or a portion of this security is on loan at March 31, 2024 — See Note 5.
2	Repurchase Agreements — See Note 4.

Biotechnology Fund SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

3	Securities lending collateral — See Note 5.
4	Rate indicated is the 7-day yield as of March 31, 2024.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$11,752,302	$—	$—	$11,752,302
Repurchase Agreements	—	75,597	—	75,597
Securities Lending Collateral	156,594	—	—	156,594
Total Assets	$11,908,896	$75,597	$—	$11,984,493

Commodities Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
MUTUAL FUNDS† - 38.4%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	153,331	$1,519,514
Guggenheim Strategy Fund II1	61,113	1,503,392
Total Mutual Funds
(Cost $3,048,635)		3,022,906

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 33.0%
Freddie Mac
5.23% due 04/03/24[2]	$1,000,000	999,709
Fannie Mae
5.25% due 04/12/24[2]	900,000	898,557
Federal Farm Credit Bank
5.24% due 04/02/24[2]	700,000	699,898
Total Federal Agency Discount Notes
(Cost $2,598,164)		2,598,164

U.S. TREASURY BILLS†† - 2.5%
U.S. Treasury Bills
5.17% due 04/16/24[2,3]	200,000	199,560
Total U.S. Treasury Bills
(Cost $199,561)		199,560

REPURCHASE AGREEMENTS††,4 - 22.7%
J.P. Morgan Securities LLC issued 03/28/24 at 5.31% due 04/01/24	1,029,316	1,029,316
BofA Securities, Inc. issued 03/28/24 at 5.31% due 04/01/24	395,891	395,891
Barclays Capital, Inc. issued 03/28/24 at 5.30% due 04/01/24	358,841	358,841
Total Repurchase Agreements
(Cost $1,784,048)		1,784,048
Total Investments - 96.6%
(Cost $7,630,408)		$7,604,678
Other Assets & Liabilities, net - 3.4%		267,115
Total Net Assets - 100.0%		$7,871,793

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Commodity Futures Contracts Purchased†
Goldman Sachs Commodity Index Futures Contracts	55	Apr 2024	$7,998,375	$288,780

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at March 31, 2024.
[4]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$3,022,906	$—	$—	$3,022,906
Federal Agency Discount Notes	—	2,598,164	—	2,598,164
U.S. Treasury Bills	—	199,560	—	199,560
Repurchase Agreements	—	1,784,048	—	1,784,048
Commodity Futures Contracts**	288,780	—	—	288,780
Total Assets	$3,311,686	$4,581,772	$—	$7,893,458

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Commodities Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended March 31, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/24	Shares 03/31/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,497,280	$–	$–	$–	$6,112	$1,503,392	61,113	$21,132
Guggenheim Ultra Short Duration Fund — Institutional Class	1,510,315	–	–	–	9,199	1,519,514	153,331	19,742
	$3,007,595	$–	$–	$–	$15,311	$3,022,906		$40,874

Consumer Products Fund SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
COMMON STOCKS† - 99.7%
Food - 34.0%
Mondelez International, Inc. — Class A	4,329	$303,030
General Mills, Inc.	3,014	210,890
Sysco Corp.	2,493	202,382
Hershey Co.	1,027	199,751
Kroger Co.	3,340	190,814
Kraft Heinz Co.	4,786	176,603
McCormick & Company, Inc.	1,992	153,005
Tyson Foods, Inc. — Class A	2,575	151,230
Kellanova	2,241	128,387
Lamb Weston Holdings, Inc.	1,200	127,836
Conagra Brands, Inc.	4,187	124,103
J M Smucker Co.	936	117,814
US Foods Holding Corp.*	2,038	109,991
Performance Food Group Co.*	1,393	103,973
Hormel Foods Corp.	2,936	102,437
Campbell Soup Co.	2,199	97,746
Ingredion, Inc.	748	87,404
Albertsons Companies, Inc. — Class A	3,950	84,688
Sprouts Farmers Market, Inc.*	1,268	81,761
Post Holdings, Inc.*	693	73,652
Flowers Foods, Inc.	2,803	66,571
Simply Good Foods Co.*	1,646	56,013
Grocery Outlet Holding Corp.*	1,859	53,502
Cal-Maine Foods, Inc.	872	51,317
Lancaster Colony Corp.	230	47,755
Pilgrim's Pride Corp.*	1,134	38,919
Total Food		3,141,574
Beverages - 26.4%
PepsiCo, Inc.	2,912	509,629
Coca-Cola Co.	8,101	495,619
Constellation Brands, Inc. — Class A	797	216,593
Monster Beverage Corp.*	3,544	210,088
Keurig Dr Pepper, Inc.	6,132	188,068
Brown-Forman Corp. — Class B	2,970	153,311
Coca-Cola Europacific Partners plc	2,136	149,413
Fomento Economico Mexicano SAB de CV ADR	980	127,665
Anheuser-Busch InBev S.A. ADR[1]	2,029	123,323
Celsius Holdings, Inc.*	1,431	118,659
Molson Coors Beverage Co. — Class B	1,730	116,342
Coca-Cola Consolidated, Inc.	33	27,932
Total Beverages		2,436,642
Cosmetics & Personal Care - 16.8%
Procter & Gamble Co.	3,825	620,606
Colgate-Palmolive Co.	3,055	275,103
Estee Lauder Companies, Inc. — Class A	1,494	230,300
Kenvue, Inc.	9,293	199,428
Unilever plc ADR	2,567	128,838
elf Beauty, Inc.*	506	99,191
Total Cosmetics & Personal Care		1,553,466
Agriculture - 13.0%
Philip Morris International, Inc.	4,121	377,566
Altria Group, Inc.	6,531	284,882
Archer-Daniels-Midland Co.	3,092	194,209
British American Tobacco plc ADR	4,275	130,388
Bunge Global S.A.	1,241	127,227
Darling Ingredients, Inc.*	1,893	88,043
Total Agriculture		1,202,315
Household Products & Housewares - 6.6%
Kimberly-Clark Corp.	1,648	213,169
Church & Dwight Company, Inc.	1,530	159,594
Clorox Co.	895	137,033
Spectrum Brands Holdings, Inc.	595	52,961
WD-40 Co.	160	40,530
Total Household Products & Housewares		603,287
Retail - 2.0%
Casey's General Stores, Inc.	346	110,184
Freshpet, Inc.*	665	77,047
Total Retail		187,231
Pharmaceuticals - 0.9%
BellRing Brands, Inc.*	1,426	84,177
Total Common Stocks
(Cost $4,363,490)		9,208,692

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
J.P. Morgan Securities LLC issued 03/28/24 at 5.31% due 04/01/24	$37,483	37,483
BofA Securities, Inc. issued 03/28/24 at 5.31% due 04/01/24	14,417	14,417
Barclays Capital, Inc. issued 03/28/24 at 5.30% due 04/01/24	13,068	13,068
Total Repurchase Agreements
(Cost $64,968)		64,968

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.1%
Money Market Fund
First American Government Obligations Fund - Class X, 5.23%[4]	97,428	97,428
Total Securities Lending Collateral
(Cost $97,428)		97,428
Total Investments - 101.5%
(Cost $4,525,886)		$9,371,088
Other Assets & Liabilities, net - (1.5)%		(137,964)
Total Net Assets - 100.0%		$9,233,124

*	Non-income producing security.

Consumer Products Fund SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	All or a portion of this security is on loan at March 31, 2024 — See Note 5.
2	Repurchase Agreements — See Note 4.
3	Securities lending collateral — See Note 5.
4	Rate indicated is the 7-day yield as of March 31, 2024.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$9,208,692	$—	$—	$9,208,692
Repurchase Agreements	—	64,968	—	64,968
Securities Lending Collateral	97,428	—	—	97,428
Total Assets	$9,306,120	$64,968	$—	$9,371,088

Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
COMMON STOCKS† - 86.8%
Financial - 19.4%
Goldman Sachs Group, Inc.	2,287	$955,257
Visa, Inc. — Class A	2,287	638,256
Travelers Companies, Inc.	2,287	526,330
American Express Co.	2,287	520,727
JPMorgan Chase & Co.	2,287	458,086
Total Financial		3,098,656
Consumer, Non-cyclical - 18.5%
UnitedHealth Group, Inc.	2,287	1,131,379
Amgen, Inc.	2,287	650,240
Procter & Gamble Co.	2,287	371,066
Johnson & Johnson	2,287	361,780
Merck & Company, Inc.	2,287	301,770
Coca-Cola Co.	2,287	139,918
Total Consumer, Non-cyclical		2,956,153
Technology - 16.1%
Microsoft Corp.	2,287	962,186
Salesforce, Inc.	2,287	688,799
International Business Machines Corp.	2,287	436,725
Apple, Inc.	2,287	392,175
Intel Corp.	2,287	101,017
Total Technology		2,580,902
Industrial - 12.4%
Caterpillar, Inc.	2,287	838,026
Honeywell International, Inc.	2,287	469,407
Boeing Co.*	2,287	441,368
3M Co.	2,287	242,582
Total Industrial		1,991,383
Consumer, Cyclical - 11.7%
Home Depot, Inc.	2,287	877,293
McDonald's Corp.	2,287	644,820
NIKE, Inc. — Class B	2,287	214,932
Walmart, Inc.	2,287	137,609
Total Consumer, Cyclical		1,874,654
Communications - 5.6%
Amazon.com, Inc.*	2,287	412,529
Walt Disney Co.	2,287	279,837
Cisco Systems, Inc.	2,287	114,144
Verizon Communications, Inc.	2,287	95,963
Total Communications		902,473
Energy - 2.3%
Chevron Corp.	2,287	360,752
	–
Basic Materials - 0.8%
Dow, Inc.	2,287	132,486
	–
Total Common Stocks
(Cost $10,653,780)		13,897,459

	Face Amount
U.S. TREASURY BILLS†† - 8.5%
U.S. Treasury Bills
5.25% due 04/23/24[1,2]	$1,100,000	1,096,457
5.17% due 04/16/24[2,3]	261,000	260,427
Total U.S. Treasury Bills
(Cost $1,356,898)		1,356,884

REPURCHASE AGREEMENTS††,4 - 4.4%
J.P. Morgan Securities LLC issued 03/28/24 at 5.31% due 04/01/24[1]	406,046	406,046
BofA Securities, Inc. issued 03/28/24 at 5.31% due 04/01/24[1]	156,172	156,172
Barclays Capital, Inc. issued 03/28/24 at 5.30% due 04/01/24[1]	141,556	141,556
Total Repurchase Agreements
(Cost $703,774)		703,774
Total Investments - 99.7%
(Cost $12,714,452)		$15,958,117
Other Assets & Liabilities, net - 0.3%		43,623
Total Net Assets - 100.0%		$16,001,740

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
Dow Jones Industrial Average Mini Futures Contracts	6	Jun 2024	$1,204,680	$27,649

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	Dow Jones Industrial Average	Pay	5.93% (SOFR + 0.60%)	At Maturity	06/25/24	264	$10,497,004	$182,631

Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements†† (continued)
BNP Paribas	Dow Jones Industrial Average	Pay	5.88% (Federal Funds Rate + 0.55%)	At Maturity	06/26/24	162	$6,438,870	$24,609
							$16,935,874	$207,240

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2024.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at March 31, 2024.
[4]	Repurchase Agreements — See Note 4.

plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$13,897,459	$—	$—	$13,897,459
U.S. Treasury Bills	—	1,356,884	—	1,356,884
Repurchase Agreements	—	703,774	—	703,774
Equity Futures Contracts**	27,649	—	—	27,649
Equity Index Swap Agreements**	—	207,240	—	207,240
Total Assets	$13,925,108	$2,267,898	$—	$16,193,006

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Electronics Fund SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
COMMON STOCKS† - 99.5%
Semiconductors - 93.4%
NVIDIA Corp.	6,801	$6,145,112
Broadcom, Inc.	2,403	3,184,960
Advanced Micro Devices, Inc.*	11,779	2,125,992
Intel Corp.	40,323	1,781,067
QUALCOMM, Inc.	10,512	1,779,682
Applied Materials, Inc.	8,421	1,736,663
Texas Instruments, Inc.	9,540	1,661,963
Micron Technology, Inc.	14,018	1,652,582
Lam Research Corp.	1,540	1,496,218
Analog Devices, Inc.	6,637	1,312,732
KLA Corp.	1,835	1,281,876
Marvell Technology, Inc.	13,471	954,824
NXP Semiconductor N.V.	3,623	897,671
Microchip Technology, Inc.	9,835	882,298
ASML Holding N.V. — Class G	766	743,380
Monolithic Power Systems, Inc.	1,002	678,775
ON Semiconductor Corp.*	9,162	673,865
Taiwan Semiconductor Manufacturing Company Ltd. ADR	4,562	620,660
Entegris, Inc.	4,255	597,998
Teradyne, Inc.	4,970	560,765
Skyworks Solutions, Inc.	5,130	555,682
Qorvo, Inc.*	3,787	434,861
Lattice Semiconductor Corp.*	5,298	414,462
MKS Instruments, Inc.	2,971	395,143
STMicroelectronics N.V. — Class Y1	9,073	392,316
United Microelectronics Corp. ADR[1]	47,982	388,174
Kulicke & Soffa Industries, Inc.	7,680	386,381
ASE Technology Holding Company Ltd. ADR	33,810	371,572
Rambus, Inc.*	5,353	330,869
MACOM Technology Solutions Holdings, Inc.*	3,190	305,092
Cirrus Logic, Inc.*	3,160	292,490
GLOBALFOUNDRIES, Inc.*,1	5,201	271,024
Silicon Laboratories, Inc.*	1,835	263,726
Amkor Technology, Inc.	7,891	254,406
Wolfspeed, Inc.*	8,606	253,877
Power Integrations, Inc.	3,518	251,713
Axcelis Technologies, Inc.*	2,171	242,110
Synaptics, Inc.*	2,458	239,802
Diodes, Inc.*	3,261	229,900
Impinj, Inc.*	1,532	196,724
Semtech Corp.*	7,045	193,667
Allegro MicroSystems, Inc.*	6,649	179,257
Ambarella, Inc.*	3,362	170,689
Aehr Test Systems*	5,277	65,435
Total Semiconductors		37,848,455
Energy-Alternate Sources - 4.7%
First Solar, Inc.*	3,350	565,480
Enphase Energy, Inc.*	4,208	509,084
SolarEdge Technologies, Inc.*	6,607	468,965
Canadian Solar, Inc.*,1	18,660	368,721
Total Energy-Alternate Sources		1,912,250
Electrical Components & Equipment - 0.9%
Universal Display Corp.	2,117	356,609
Telecommunications - 0.5%
Credo Technology Group Holding Ltd.*	10,129	214,633
Total Common Stocks
(Cost $20,867,131)		40,331,947

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
J.P. Morgan Securities LLC issued 03/28/24 at 5.31% due 04/01/24	$159,444	159,444
BofA Securities, Inc. issued 03/28/24 at 5.31% due 04/01/24	61,325	61,325
Barclays Capital, Inc. issued 03/28/24 at 5.30% due 04/01/24	55,585	55,585
Total Repurchase Agreements
(Cost $276,354)		276,354

	Shares
SECURITIES LENDING COLLATERAL†,3 - 2.7%
Money Market Fund
First American Government Obligations Fund - Class X, 5.23%[4]	1,096,460	1,096,460
Total Securities Lending Collateral
(Cost $1,096,460)		1,096,460
Total Investments - 102.9%
(Cost $22,239,945)		$41,704,761
Other Assets & Liabilities, net - (2.9)%		(1,178,052)
Total Net Assets - 100.0%		$40,526,709

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	All or a portion of this security is on loan at March 31, 2024 — See Note 5.
2	Repurchase Agreements — See Note 4.
3	Securities lending collateral — See Note 5.
4	Rate indicated is the 7-day yield as of March 31, 2024.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

Electronics Fund SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

The following table summarizes the inputs used to value the Fund's investments at March 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$40,331,947	$—	$—	$40,331,947
Repurchase Agreements	—	276,354	—	276,354
Securities Lending Collateral	1,096,460	—	—	1,096,460
Total Assets	$41,428,407	$276,354	$—	$41,704,761

Energy Fund SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
COMMON STOCKS† - 99.8%
Oil & Gas - 66.0%
Exxon Mobil Corp.	9,883	$1,148,800
Chevron Corp.	5,517	870,252
ConocoPhillips	5,255	668,856
Marathon Petroleum Corp.	2,272	457,808
EOG Resources, Inc.	3,576	457,156
Phillips 66	2,729	445,755
Pioneer Natural Resources Co.	1,583	415,538
Valero Energy Corp.	2,377	405,730
Hess Corp.	2,302	351,377
Occidental Petroleum Corp.	5,253	341,392
Diamondback Energy, Inc.	1,600	317,072
Devon Energy Corp.	5,996	300,879
Shell plc ADR	4,115	275,870
BP plc ADR	6,971	262,667
Coterra Energy, Inc. — Class A	8,549	238,346
Canadian Natural Resources Ltd.	3,046	232,471
Marathon Oil Corp.	7,819	221,590
Cenovus Energy, Inc.	10,474	209,375
Petroleo Brasileiro S.A. ADR	13,757	209,244
Equities Corp.	5,576	206,702
Suncor Energy, Inc.	5,573	205,699
Ovintiv, Inc.	3,785	196,442
Permian Resources Corp.	10,282	181,580
Chesapeake Energy Corp.[1]	2,013	178,815
APA Corp.	5,092	175,063
HF Sinclair Corp.	2,678	161,671
Southwestern Energy Co.*	20,405	154,670
Antero Resources Corp.*	5,287	153,323
Range Resources Corp.	4,349	149,736
Equinor ASA ADR[1]	5,496	148,557
Civitas Resources, Inc.	1,939	147,189
Chord Energy Corp.	807	143,840
Matador Resources Co.	2,090	139,549
Murphy Oil Corp.	3,007	137,420
SM Energy Co.	2,586	128,912
PBF Energy, Inc. — Class A	2,232	128,496
Noble Corporation plc	2,589	125,541
Weatherford International plc*	1,045	120,614
Magnolia Oil & Gas Corp. — Class A	4,572	118,643
Valaris Ltd.*	1,546	116,352
Patterson-UTI Energy, Inc.	9,157	109,335
Northern Oil and Gas, Inc.	2,545	100,986
Transocean Ltd.*	16,043	100,750
California Resources Corp.	1,823	100,447
Helmerich & Payne, Inc.	2,387	100,397
CNX Resources Corp.*	4,229	100,312
Kosmos Energy Ltd.*	14,491	86,366
Callon Petroleum Co.*	2,214	79,173
Delek US Holdings, Inc.	2,494	76,666
Comstock Resources, Inc.[1]	5,340	49,555
Total Oil & Gas		11,952,979
Pipelines - 14.4%
Williams Companies, Inc.	9,543	371,891
ONEOK, Inc.	4,465	357,959
Cheniere Energy, Inc.	1,973	318,205
Kinder Morgan, Inc.	16,946	310,790
Targa Resources Corp.	2,360	264,296
Enbridge, Inc.	6,324	228,802
TC Energy Corp.	3,954	158,951
Golar LNG Ltd.	5,707	137,310
DT Midstream, Inc.	2,095	128,005
Equitrans Midstream Corp.	9,931	124,038
Pembina Pipeline Corp.	3,442	121,640
New Fortress Energy, Inc.	2,635	80,605
Total Pipelines		2,602,492
Oil & Gas Services - 9.7%
Schlumberger N.V.	8,626	472,791
Baker Hughes Co.	9,232	309,272
Halliburton Co.	7,635	300,971
TechnipFMC plc	7,545	189,455
NOV, Inc.	7,567	147,708
ChampionX Corp.	3,947	141,658
Tidewater, Inc.*	1,213	111,596
Liberty Energy, Inc. — Class A	4,215	87,335
Total Oil & Gas Services		1,760,786
Energy-Alternate Sources - 4.6%
SolarEdge Technologies, Inc.*	3,187	226,213
First Solar, Inc.*	1,278	215,726
Enphase Energy, Inc.*	1,604	194,052
Sunrun, Inc.*	6,782	89,387
Green Plains, Inc.*	2,771	64,066
Plug Power, Inc.*,1	13,261	45,618
Total Energy-Alternate Sources		835,062
Mining - 1.6%
Cameco Corp.	4,609	199,662
Uranium Energy Corp.*	12,066	81,445
Total Mining		281,107
Transportation - 1.4%
Scorpio Tankers, Inc.	1,886	134,944
Frontline plc	5,282	123,493
Total Transportation		258,437
Metal Fabricate & Hardware - 0.7%
Tenaris S.A. ADR	3,457	135,756
Coal - 0.8%
Peabody Energy Corp.[1]	3,410	82,727
CONSOL Energy, Inc.	595	49,837
Total Coal		132,564
Retail - 0.6%
Murphy USA, Inc.	267	111,927
Total Common Stocks
(Cost $8,680,901)		18,071,110

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
J.P. Morgan Securities LLC issued 03/28/24 at 5.31% due 04/01/24	$62,443	62,443
BofA Securities, Inc. issued 03/28/24 at 5.31% due 04/01/24	24,017	24,017
Barclays Capital, Inc. issued 03/28/24 at 5.30% due 04/01/24	21,769	21,769
Total Repurchase Agreements
(Cost $108,229)		108,229

Energy Fund SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 1.6%
Money Market Fund
First American Government Obligations Fund - Class X, 5.23%[4]	295,536	$295,536
Total Securities Lending Collateral
(Cost $295,536)		295,536
Total Investments - 102.0%
(Cost $9,084,666)		$18,474,875
Other Assets & Liabilities, net - (2.0)%		(368,494)
Total Net Assets - 100.0%		$18,106,381

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	All or a portion of this security is on loan at March 31, 2024 — See Note 5.
2	Repurchase Agreements — See Note 4.
3	Securities lending collateral — See Note 5.
4	Rate indicated is the 7-day yield as of March 31, 2024.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$18,071,110	$—	$—	$18,071,110
Repurchase Agreements	—	108,229	—	108,229
Securities Lending Collateral	295,536	—	—	295,536
Total Assets	$18,366,646	$108,229	$—	$18,474,875

Energy Services Fund SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
COMMON STOCKS† - 99.8%
Oil & Gas Services - 66.5%
Schlumberger N.V.	17,222	$943,938
Baker Hughes Co.	18,432	617,472
Halliburton Co.	15,243	600,879
NOV, Inc.	15,109	294,928
TechnipFMC plc	11,510	289,016
ChampionX Corp.	7,881	282,849
Tidewater, Inc.*	2,543	233,956
Archrock, Inc.	9,772	192,215
Liberty Energy, Inc. — Class A	8,415	174,359
Oceaneering International, Inc.*	7,062	165,251
Expro Group Holdings N.V.*	7,175	143,285
Helix Energy Solutions Group, Inc.*	12,454	135,001
Atlas Energy Solutions, Inc.	5,663	128,097
US Silica Holdings, Inc.*	8,125	100,831
ProPetro Holding Corp.*	11,304	91,336
RPC, Inc.	11,474	88,809
Core Laboratories, Inc.	4,808	82,121
ProFrac Holding Corp. — Class A*	5,476	45,779
Total Oil & Gas Services		4,610,122
Oil & Gas - 27.4%
Weatherford International plc*	2,428	280,240
Noble Corporation plc	5,170	250,693
Transocean Ltd.*	37,271	234,062
Valaris Ltd.*	3,085	232,177
Patterson-UTI Energy, Inc.	18,284	218,311
Helmerich & Payne, Inc.	4,767	200,500
Seadrill Ltd.*	3,448	173,434
Borr Drilling Ltd.*	21,547	147,597
Diamond Offshore Drilling, Inc.*	9,232	125,925
Nabors Industries Ltd.*	461	39,706
Total Oil & Gas		1,902,645
Machinery-Diversified - 3.0%
Cactus, Inc. — Class A	4,170	208,875
Metal Fabricate & Hardware - 2.9%
Tenaris S.A. ADR	5,107	200,552
Total Common Stocks
(Cost $3,246,330)		6,922,194

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.7%
J.P. Morgan Securities LLC issued 03/28/24 at 5.31% due 04/01/24	$27,040	27,040
BofA Securities, Inc. issued 03/28/24 at 5.31% due 04/01/24	10,400	10,400
Barclays Capital, Inc. issued 03/28/24 at 5.30% due 04/01/24	9,426	9,426
Total Repurchase Agreements
(Cost $46,866)		46,866
Total Investments - 100.5%
(Cost $3,293,196)		$6,969,060
Other Assets & Liabilities, net - (0.5)%		(33,302)
Total Net Assets - 100.0%		$6,935,758

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	Repurchase Agreements — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$6,922,194	$—	$—	$6,922,194
Repurchase Agreements	—	46,866	—	46,866
Total Assets	$6,922,194	$46,866	$—	$6,969,060

Europe 1.25x Strategy Fund SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
COMMON STOCKS† - 59.3%
Consumer, Non-cyclical - 21.8%
Novo Nordisk A/S ADR	636	$81,662
Nestle S.A. ADR	523	55,543
AstraZeneca plc ADR	601	40,718
Novartis AG ADR	401	38,789
Roche Holding AG ADR	1,104	35,240
Unilever plc ADR	493	24,744
L’Oreal S.A. ADR	237	22,467
Sanofi S.A. ADR	449	21,821
GSK plc ADR	423	18,134
Diageo plc ADR	109	16,213
RELX plc ADR	373	16,147
EssilorLuxottica S.A. ADR[1]	120	13,605
British American Tobacco plc ADR	390	11,895
Anheuser-Busch InBev S.A. ADR[1]	176	10,697
Reckitt Benckiser Group plc ADR	725	8,243
Total Consumer, Non-cyclical		415,918
Financial - 8.8%
HSBC Holdings plc ADR[1]	743	29,244
Allianz SE ADR[1]	770	23,046
UBS Group AG*	628	19,292
Zurich Insurance Group AG ADR[1]	286	15,510
Banco Santander S.A. ADR	3,137	15,183
BNP Paribas S.A. ADR[1]	424	15,154
AXA S.A. ADR	374	14,062
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen ADR	268	13,097
UniCredit SpA ADR[1]	676	12,787
ING Groep N.V. ADR	647	10,669
Total Financial		168,044
Industrial - 6.8%
Siemens AG ADR	293	27,961
Schneider Electric SE ADR	559	25,323
Airbus SE ADR	460	21,233
Safran S.A. ADR	297	16,825
Vinci S.A. ADR	463	14,918
ABB Ltd. ADR	317	14,696
Deutsche Post AG ADR	189	8,142
Total Industrial		129,098
Technology - 6.1%
ASML Holding N.V. — Class G	78	75,697
SAP SE ADR[1]	212	41,346
Total Technology		117,043
Energy - 5.0%
Shell plc ADR	633	42,436
TotalEnergies SE ADR	467	32,144
BP plc ADR	579	21,817
Total Energy		96,397
Consumer, Cyclical - 4.8%
LVMH Moet Hennessy Louis Vuitton SE ADR	252	45,620
Hermes International SCA ADR[1]	69	17,693
Cie Financiere Richemont S.A. ADR[1]	1,056	16,093
Mercedes-Benz Group AG ADR	627	12,471
Total Consumer, Cyclical		91,877
Basic Materials - 2.9%
Air Liquide S.A. ADR	513	21,387
Rio Tinto plc ADR	209	13,322
Glencore plc ADR*	976	10,687
BASF SE ADR	697	9,960
Total Basic Materials		55,356
Utilities - 1.8%
Iberdrola S.A. ADR[1]	287	14,307
Enel SpA ADR	1,536	10,076
National Grid plc ADR[1]	143	9,756
Total Utilities		34,139
Communications - 1.3%
Deutsche Telekom AG ADR	679	16,438
Prosus N.V. ADR	1,476	9,240
Total Communications		25,678
Total Common Stocks
(Cost $891,278)		1,133,550

MUTUAL FUNDS† - 21.3%
Guggenheim Strategy Fund II2	9,255	227,677
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	18,098	179,351
Total Mutual Funds
(Cost $407,812)		407,028

	Face Amount
U.S. TREASURY BILLS†† - 6.6%
U.S. Treasury Bills
5.17% due 04/16/24[3,4]	$126,000	125,723
Total U.S. Treasury Bills
(Cost $125,723)		125,723

REPURCHASE AGREEMENTS††,5 - 26.0%
J.P. Morgan Securities LLC issued 03/28/24 at 5.31% due 04/01/24	286,748	286,748
BofA Securities, Inc. issued 03/28/24 at 5.31% due 04/01/24	110,288	110,288
Barclays Capital, Inc. issued 03/28/24 at 5.30% due 04/01/24	99,966	99,966
Total Repurchase Agreements
(Cost $497,002)		497,002

	Shares
SECURITIES LENDING COLLATERAL†,6 - 6.2%
Money Market Fund
First American Government Obligations Fund - Class X, 5.23%[7]	117,867	117,867
Total Securities Lending Collateral
(Cost $117,867)		117,867
Total Investments - 119.4%
(Cost $2,039,682)		$2,281,170
Other Assets & Liabilities, net - (19.4)%		(371,093)
Total Net Assets - 100.0%		$1,910,077

Europe 1.25x Strategy Fund SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Equity Futures Contracts Purchased†
STOXX 50 Index Futures Contracts	26	Jun 2024	$1,240,807	$20,611

Currency Futures Contracts Purchased†
Euro FX Futures Contracts	9	Jun 2024	1,217,475	(16,279)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	All or a portion of this security is on loan at March 31, 2024 — See Note 5.
2	Affiliated issuer.
3	All or a portion of this security is pledged as futures collateral at March 31, 2024.
4	Rate indicated is the effective yield at the time of purchase.
5	Repurchase Agreements — See Note 4.
6	Securities lending collateral — See Note 5.
7	Rate indicated is the 7-day yield as of March 31, 2024.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$1,133,550	$—	$—	$1,133,550
Mutual Funds	407,028	—	—	407,028
U.S. Treasury Bills	—	125,723	—	125,723
Repurchase Agreements	—	497,002	—	497,002
Securities Lending Collateral	117,867	—	—	117,867
Equity Futures Contracts**	20,611	—	—	20,611
Total Assets	$1,679,056	$622,725	$—	$2,301,781

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Currency Futures Contracts**	$16,279	$—	$—	$16,279

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Europe 1.25x Strategy Fund SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended March 31, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/24	Shares 03/31/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$226,751	$–	$–	$–	$926	$227,677	9,255	$3,200
Guggenheim Ultra Short Duration Fund — Institutional Class	178,266	–	–	–	1,085	179,351	18,098	2,330
	$405,017	$–	$–	$–	$2,011	$407,028		$5,530

Financial Services Fund SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
COMMON STOCKS† - 99.1%
Banks - 24.3%
JPMorgan Chase & Co.	1,698	$340,109
Bank of America Corp.	6,001	227,558
Wells Fargo & Co.	3,440	199,382
Goldman Sachs Group, Inc.	404	168,747
Citigroup, Inc.	2,452	155,065
Morgan Stanley	1,644	154,799
U.S. Bancorp	2,569	114,834
PNC Financial Services Group, Inc.	704	113,766
Truist Financial Corp.	2,613	101,855
NU Holdings Limited/Cayman Islands — Class A*	7,914	94,414
Bank of New York Mellon Corp.	1,596	91,962
ICICI Bank Ltd. ADR	3,041	80,313
Toronto-Dominion Bank	1,313	79,279
HDFC Bank Ltd. ADR	1,402	78,470
Bank of Nova Scotia	1,430	74,045
Royal Bank of Canada	727	73,340
Fifth Third Bancorp	1,861	69,248
M&T Bank Corp.	463	67,339
State Street Corp.	859	66,418
Huntington Bancshares, Inc.	4,464	62,273
Regions Financial Corp.	2,948	62,026
Northern Trust Corp.	673	59,843
Citizens Financial Group, Inc.	1,548	56,177
KeyCorp	3,423	54,118
East West Bancorp, Inc.	582	46,042
First Horizon Corp.	2,636	40,594
Comerica, Inc.	688	37,833
Western Alliance Bancorporation	574	36,845
Wintrust Financial Corp.	341	35,597
Zions Bancorp North America	814	35,328
Pinnacle Financial Partners, Inc.	406	34,867
SouthState Corp.	409	34,777
Old National Bancorp	1,802	31,373
Bank OZK	690	31,367
Columbia Banking System, Inc.	1,410	27,284
Valley National Bancorp	3,114	24,787
First Citizens BancShares, Inc. — Class A	11	17,985
Total Banks		3,080,059
Diversified Financial Services - 21.5%
Visa, Inc. — Class A	1,190	332,105
Mastercard, Inc. — Class A	583	280,755
American Express Co.	659	150,048
BlackRock, Inc. — Class A	178	148,399
Charles Schwab Corp.	2,011	145,476
CME Group, Inc. — Class A	568	122,285
Intercontinental Exchange, Inc.	880	120,938
Coinbase Global, Inc. — Class A*	423	112,146
Capital One Financial Corp.	702	104,521
Interactive Brokers Group, Inc. — Class A	837	93,501
Ameriprise Financial, Inc.	213	93,388
Apollo Global Management, Inc.	810	91,084
XP, Inc. — Class A	3,341	85,730
Ares Management Corp. — Class A	628	83,511
Discover Financial Services	617	80,883
T. Rowe Price Group, Inc.	593	72,299
Nasdaq, Inc.	1,126	71,051
Raymond James Financial, Inc.	539	69,218
Tradeweb Markets, Inc. — Class A	652	67,919
Cboe Global Markets, Inc.	330	60,631
LPL Financial Holdings, Inc.	227	59,973
Synchrony Financial	1,345	57,996
Ally Financial, Inc.	1,178	47,815
SEI Investments Co.	571	41,055
Franklin Resources, Inc.	1,459	41,012
Invesco Ltd.	2,297	38,107
SoFi Technologies, Inc.*	4,775	34,858
Upstart Holdings, Inc.*,1	601	16,161
Total Diversified Financial Services		2,722,865
REITS - 20.2%
Prologis, Inc.	1,146	149,232
American Tower Corp. — Class A	658	130,014
Equinix, Inc.	141	116,372
Welltower, Inc.	1,080	100,915
Simon Property Group, Inc.	629	98,432
Realty Income Corp.	1,758	95,108
Public Storage	324	93,979
Crown Castle, Inc.	862	91,225
Digital Realty Trust, Inc.	628	90,457
VICI Properties, Inc.	2,603	77,543
Extra Space Storage, Inc.	525	77,175
Weyerhaeuser Co.	2,004	71,964
AvalonBay Communities, Inc.	378	70,142
Equity Residential	1,053	66,455
SBA Communications Corp.	305	66,094
Iron Mountain, Inc.	824	66,093
Alexandria Real Estate Equities, Inc.	509	65,615
Invitation Homes, Inc.	1,775	63,208
Ventas, Inc.	1,315	57,255
Essex Property Trust, Inc.	222	54,348
Sun Communities, Inc.	417	53,618
Mid-America Apartment Communities, Inc.	404	53,158
Host Hotels & Resorts, Inc.	2,506	51,824
Kimco Realty Corp.	2,539	49,790
UDR, Inc.	1,280	47,885
Gaming and Leisure Properties, Inc.	1,039	47,867
Lamar Advertising Co. — Class A	395	47,167
American Homes 4 Rent — Class A	1,274	46,858
Regency Centers Corp.	764	46,268
Healthpeak Properties, Inc.	2,407	45,131
Camden Property Trust	449	44,182
Equity LifeStyle Properties, Inc.	686	44,178
Rexford Industrial Realty, Inc.	878	44,163
CubeSmart	974	44,044
Annaly Capital Management, Inc.	2,188	43,082
Boston Properties, Inc.	655	42,778
Omega Healthcare Investors, Inc.	1,231	38,986
AGNC Investment Corp.	3,666	36,293

Financial Services Fund SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
COMMON STOCKS† - 99.1% (continued)
REITS - 20.2% (continued)
Sabra Health Care REIT, Inc.	1,785	$26,364
Total REITS		2,555,262
Insurance - 18.5%
Berkshire Hathaway, Inc. — Class B*	1,000	420,520
Progressive Corp.	756	156,356
Marsh & McLennan Companies, Inc.	672	138,419
Arch Capital Group Ltd.*	1,318	121,836
Aon plc — Class A	337	112,464
Chubb Ltd.	427	110,648
Willis Towers Watson plc	392	107,800
Travelers Companies, Inc.	445	102,412
American International Group, Inc.	1,310	102,403
Arthur J Gallagher & Co.	402	100,516
Aflac, Inc.	1,146	98,396
Allstate Corp.	561	97,059
MetLife, Inc.	1,259	93,304
Prudential Financial, Inc.	778	91,337
Hartford Financial Services Group, Inc.	761	78,421
Everest Group Ltd.	196	77,910
RenaissanceRe Holdings Ltd.	299	70,274
Principal Financial Group, Inc.	748	64,560
Brown & Brown, Inc.	712	62,328
Cincinnati Financial Corp.	498	61,837
W R Berkley Corp.	655	57,928
Erie Indemnity Co. — Class A	60	24,094
Total Insurance		2,350,822
Commercial Services - 7.5%
S&P Global, Inc.	371	157,842
PayPal Holdings, Inc.*	1,841	123,329
Moody's Corp.	276	108,476
Block, Inc. — Class A*	1,209	102,257
Global Payments, Inc.	609	81,399
StoneCo Ltd. — Class A*	4,425	73,499
Corpay, Inc.*	208	64,177
Toast, Inc. — Class A*	1,966	48,993
Affirm Holdings, Inc.*	1,151	42,886
MarketAxess Holdings, Inc.	153	33,545
Euronet Worldwide, Inc.*	270	29,681
Morningstar, Inc.	94	28,987
Shift4 Payments, Inc. — Class A*	429	28,344
Flywire Corp.*	911	22,602
Total Commercial Services		946,017
Private Equity - 3.2%
Blackstone, Inc. — Class A	1,343	176,430
KKR & Company, Inc. — Class A	1,129	113,555
Brookfield Corp.	1,739	72,812
Carlyle Group, Inc.	972	45,596
Total Private Equity		408,393
Software - 2.9%
Fiserv, Inc.*	860	137,445
Fidelity National Information Services, Inc.	1,251	92,799
MSCI, Inc. — Class A	162	90,793
Jack Henry & Associates, Inc.	281	48,818
Total Software		369,855
Internet - 0.5%
Robinhood Markets, Inc. — Class A*	2,850	57,371
Media - 0.4%
FactSet Research Systems, Inc.	124	56,344
Savings & Loans - 0.1%
New York Community Bancorp, Inc.[1]	4,124	13,279
Total Common Stocks
(Cost $6,388,715)		12,560,267

PREFERRED STOCKS† - 0.6%
Financial - 0.6%
Itau Unibanco Holding S.A.
ADR	9,840	68,191
Total Preferred Stocks
(Cost $46,479)		68,191

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
J.P. Morgan Securities LLC issued 03/28/24 at 5.31% due 04/01/24	$44,557	44,557
BofA Securities, Inc. issued 03/28/24 at 5.31% due 04/01/24	17,137	17,137
Barclays Capital, Inc. issued 03/28/24 at 5.30% due 04/01/24	15,533	15,533
Total Repurchase Agreements
(Cost $77,227)		77,227

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.2%
Money Market Fund
First American Government Obligations Fund - Class X, 5.23%[4]	23,639	23,639
Total Securities Lending Collateral
(Cost $23,639)		23,639
Total Investments - 100.5%
(Cost $6,536,060)		$12,729,324
Other Assets & Liabilities, net - (0.5)%		(58,413)
Total Net Assets - 100.0%		$12,670,911

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.

Financial Services Fund SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

1	All or a portion of this security is on loan at March 31, 2024 — See Note 5.
2	Repurchase Agreements — See Note 4.
3	Securities lending collateral — See Note 5.
4	Rate indicated is the 7-day yield as of March 31, 2024.

ADR — American Depositary Receipt

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$12,560,267	$—	$—	$12,560,267
Preferred Stocks	68,191	—	—	68,191
Repurchase Agreements	—	77,227	—	77,227
Securities Lending Collateral	23,639	—	—	23,639
Total Assets	$12,652,097	$77,227	$—	$12,729,324

Global Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
MUTUAL FUNDS† - 38.7%
Guggenheim Variable Insurance Strategy Fund III[1]	134,486	$3,316,415
Guggenheim Strategy Fund III[1]	89,107	2,198,267
Guggenheim Strategy Fund II1	4,552	111,984
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	7,274	72,082
Total Mutual Funds
(Cost $5,738,109)		5,698,748

	Face Amount
U.S. TREASURY BILLS†† - 14.8%
U.S. Treasury Bills
5.17% due 04/16/24[2,3]	$2,182,000	2,177,209
Total U.S. Treasury Bills
(Cost $2,177,213)		2,177,209

REPURCHASE AGREEMENTS††,4 - 45.7%
J.P. Morgan Securities LLC issued 03/28/24 at 5.31% due 04/01/24	3,885,560	3,885,560
BofA Securities, Inc. issued 03/28/24 at 5.31% due 04/01/24	1,494,447	1,494,447
Barclays Capital, Inc. issued 03/28/24 at 5.30% due 04/01/24	1,354,586	1,354,586
Total Repurchase Agreements
(Cost $6,734,593)		6,734,593
Total Investments - 99.2%
(Cost $14,649,915)		$14,610,550
Other Assets & Liabilities, net - 0.8%		121,879
Total Net Assets - 100.0%		$14,732,429

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Equity Futures Contracts Purchased†
Tokyo Stock Price Index Futures Contracts	5	Jun 2024	$912,397	$39,674
Dow Jones Industrial Average Index Mini Futures Contracts	19	Jun 2024	3,814,820	36,732
DAX Index Futures Contracts	3	Jun 2024	1,519,988	34,240
Euro STOXX 50 Index Futures Contracts	21	Jun 2024	1,144,033	19,871
S&P/TSX 60 IX Index Futures Contracts	4	Jun 2024	792,544	16,796
S&P 500 Index Mini Futures Contracts	14	Jun 2024	3,713,850	16,424
CAC 40 10 Euro Index Futures Contracts	4	Apr 2024	355,503	4,563
Russell 2000 Index Mini Futures Contracts	14	Jun 2024	1,501,570	2,853
OMX Stockholm 30 Index Futures Contracts††	2	Apr 2024	47,692	1,582
S&P MidCap 400 Index Mini Futures Contracts	4	Jun 2024	1,230,320	1,475
FTSE 100 Index Futures Contracts	4	Jun 2024	403,756	453
CBOE Volatility Index Futures Contracts	5	Jun 2024	80,850	310
CBOE Volatility Index Futures Contracts	4	Sep 2024	72,037	(11)
MSCI EAFE Index Futures Contracts	8	Jun 2024	942,480	(1,068)
NASDAQ-100 Index Mini Futures Contracts	5	Jun 2024	1,846,250	(1,874)
CBOE Volatility Index Futures Contracts	28	May 2024	432,600	(2,584)
			$18,810,690	$169,436

Commodity Futures Contracts Purchased†
Cocoa Futures Contracts	2	May 2024	$194,840	$83,154
Hard Red Winter Wheat Futures Contracts	15	Jul 2024	436,125	11,710
Soybean Futures Contracts	13	Nov 2024	771,550	9,294
Live Cattle Futures Contracts	8	Aug 2024	571,120	3,894
Low Sulphur Gas Oil Futures Contracts	6	May 2024	485,700	1,782
Cotton #2 Futures Contracts	8	Dec 2024	335,800	1,568
Lean Hogs Futures Contracts	19	Jun 2024	770,640	733
Wheat Futures Contracts	6	May 2024	168,450	314

Global Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Commodity Futures Contracts Purchased† (continued)
Canadian Canola (WCE) Futures Contracts	8	May 2024	$74,020	$(975)
Cotton #2 Futures Contracts	1	May 2024	45,715	(1,478)
Natural Gas Futures Contracts	12	May 2024	238,080	(1,773)
NY Harbor ULSD Futures Contracts	2	Apr 2024	219,626	(3,441)
Live Cattle Futures Contracts	3	Jun 2024	216,660	(5,079)
LME Zinc Futures Contracts	6	May 2024	363,104	(6,376)
			$4,891,430	$93,327

Interest Rate Futures Contracts Purchased†
Euro - Bund Futures Contracts	4	Jun 2024	$575,097	$6,625
Euro - OATS Futures Contracts	5	Jun 2024	690,710	5,327
Euro - BTP Italian Government Bond Futures Contracts††	3	Jun 2024	384,549	4,050
Long Gilt Futures Contracts††	2	Jun 2024	251,795	2,863
Euro - 30 year Bond Futures Contracts	1	Jun 2024	146,202	1,885
U.S. Treasury 10 Year Note Futures Contracts	13	Jun 2024	1,439,344	(830)
U.S. Treasury 5 Year Note Futures Contracts	9	Jun 2024	962,649	(1,576)
			$4,450,346	$18,344

Currency Futures Contracts Purchased†
Mexican Peso Futures Contracts	36	Jun 2024	$1,069,560	$11,999
British Pound Futures Contracts	8	Jun 2024	631,250	(155)
			$1,700,810	$11,844

Currency Futures Contracts Sold Short†
Japanese Yen Futures Contracts	33	Jun 2024	$2,757,769	$39,634
Swiss Franc Futures Contracts	15	Jun 2024	2,097,000	31,367
Euro FX Futures Contracts	6	Jun 2024	811,650	6,277
Australian Dollar Futures Contracts	13	Jun 2024	848,965	4,452
Canadian Dollar Futures Contracts	11	Jun 2024	813,065	(510)
			$7,328,449	$81,220

Interest Rate Futures Contracts Sold Short†
U.S. Treasury 2 Year Note Futures Contracts	39	Jun 2024	$7,973,367	$17,845
Australian Government 10 Year Bond Futures Contracts	11	Jun 2024	833,173	1,440
Canadian Government 10 Year Bond Futures Contracts	4	Jun 2024	354,973	520
Australian Government 3 Year Bond Futures Contracts	4	Jun 2024	278,076	449
U.S. Treasury Ultra Long Bond Futures Contracts	4	Jun 2024	514,750	(727)
U.S. Treasury Long Bond Futures Contracts	7	Jun 2024	841,969	(828)
Euro - Bobl Futures Contracts	5	Jun 2024	637,570	(2,565)
Euro - Schatz Futures Contracts	53	Jun 2024	6,043,132	(5,818)
			$17,477,010	$10,316

Commodity Futures Contracts Sold Short†
Natural Gas Futures Contracts	13	Apr 2024	$226,590	$13,571
Natural Gas Futures Contracts	14	Jun 2024	326,200	12,693
Red Spring Wheat Futures Contracts	12	May 2024	387,900	9,698
Copper Futures Contracts	6	May 2024	601,275	2,983
Soybean Futures Contracts	4	May 2024	238,400	2,358
Euro - Mill Wheat Futures Contracts	7	May 2024	76,945	1,866
Coffee 'C' Futures Contracts	12	May 2024	848,025	1,247
Soybean Oil Futures Contracts	1	May 2024	28,896	760
Soybean Futures Contracts	10	Jul 2024	602,875	198
SGX Iron Ore 62% Futures Contracts	24	May 2024	241,080	129
Cattle Feeder Futures Contracts	1	May 2024	124,463	(141)
Sugar #11 Futures Contracts	3	Apr 2024	75,600	(155)
LME Nickel Futures Contracts	2	May 2024	199,460	(243)
Silver Futures Contracts	1	May 2024	124,975	(407)

Global Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Commodity Futures Contracts Sold Short† (continued)
Brent Crude Futures Contracts	1	Apr 2024	$86,840	$(1,597)
Soybean Meal Futures Contracts	3	May 2024	101,250	(1,609)
Hard Red Winter Wheat Futures Contracts	2	May 2024	58,700	(1,694)
WTI Crude Futures Contracts	2	Apr 2024	165,980	(2,765)
LME Lead Futures Contracts	5	May 2024	255,680	(3,764)
LME Primary Aluminum Futures Contracts	7	May 2024	406,178	(4,200)
Live Cattle Futures Contracts	9	Oct 2024	653,760	(4,579)
Hard Red Winter Wheat Futures Contracts	16	Sep 2024	474,200	(7,638)
Corn Futures Contracts	44	May 2024	972,950	(7,770)
			$7,278,222	$8,941

Equity Futures Contracts Sold Short†
CBOE Volatility Index Futures Contracts	25	Apr 2024	$360,000	$180
CBOE Volatility Index Futures Contracts	7	Jul 2024	118,300	(284)
FTSE/JSE TOP 40 Index Futures Contracts††	3	Jun 2024	109,033	(1,390)
			$587,333	$(1,494)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at March 31, 2024.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$5,698,748	$—	$—	$5,698,748
U.S. Treasury Bills	—	2,177,209	—	2,177,209
Repurchase Agreements	—	6,734,593	—	6,734,593
Equity Futures Contracts**	173,571	1,582	—	175,153
Commodity Futures Contracts**	157,952	—	—	157,952
Currency Futures Contracts**	93,729	—	—	93,729
Interest Rate Futures Contracts**	34,091	6,913	—	41,004
Total Assets	$6,158,091	$8,920,297	$—	$15,078,388

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Commodity Futures Contracts**	$55,684	$—	$—	$55,684
Interest Rate Futures Contracts**	12,344	—	—	12,344
Equity Futures Contracts**	5,821	1,390	—	7,211
Currency Futures Contracts**	665	—	—	665
Total Liabilities	$74,514	$1,390	$—	$75,904

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Global Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended March 31, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/24	Shares 03/31/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$111,528	$–	$–	$–	$456	$111,984	4,552	$1,574
Guggenheim Strategy Fund III	2,187,574	–	–	–	10,693	2,198,267	89,107	29,490
Guggenheim Ultra Short Duration Fund — Institutional Class	71,646	–	–	–	436	72,082	7,274	936
Guggenheim Variable Insurance Strategy Fund III	3,298,932	–	–	–	17,483	3,316,415	134,486	44,473
	$5,669,680	$–	$–	$–	$29,068	$5,698,748		$76,473

Government Long Bond 1.2x Strategy Fund SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
MUTUAL FUNDS† - 13.3%
Guggenheim Strategy Fund II1	17,054	$419,523
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	39,882	395,226
Total Mutual Funds
(Cost $803,468)		814,749

	Face Amount
U.S. GOVERNMENT SECURITIES†† - 46.8%
U.S. Treasury Bonds
4.25% due 02/15/54	$2,900,000	2,857,859
Total U.S. Government Securities
(Cost $2,812,945)		2,857,859

FEDERAL AGENCY DISCOUNT NOTES†† - 21.1%
Federal Farm Credit Bank
5.24% due 04/02/24[2]	790,000	789,885
Federal Home Loan Bank
5.27% due 04/10/24[2]	500,000	499,341
Total Federal Agency Discount Notes
(Cost $1,289,226)		1,289,226

U.S. TREASURY BILLS†† - 2.3%
U.S. Treasury Bills
5.17% due 04/16/24[2,3]	141,000	140,690
Total U.S. Treasury Bills
(Cost $140,691)		140,690

REPURCHASE AGREEMENTS††,4 - 18.9%
J.P. Morgan Securities LLC issued 03/28/24 at 5.31% due 04/01/24	664,426	664,426
BofA Securities, Inc. issued 03/28/24 at 5.31% due 04/01/24	255,549	255,549
Barclays Capital, Inc. issued 03/28/24 at 5.30% due 04/01/24	231,633	231,633
Total Repurchase Agreements
(Cost $1,151,608)		1,151,608
Total Investments - 102.4%
(Cost $6,197,938)		$6,254,132
Other Assets & Liabilities, net - (2.4)%		(146,186)
Total Net Assets - 100.0%		$6,107,946

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Interest Rate Futures Contracts Purchased†
U.S. Treasury Ultra Long Bond Futures Contracts	37	Jun 2024	$4,773,000	$64,603

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	Affiliated issuer.
2	Rate indicated is the effective yield at the time of purchase.
3	All or a portion of this security is pledged as futures collateral at March 31, 2024.
4	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$814,749	$—	$—	$814,749
U.S. Government Securities	—	2,857,859	—	2,857,859
Federal Agency Discount Notes	—	1,289,226	—	1,289,226
U.S. Treasury Bills	—	140,690	—	140,690
Repurchase Agreements	—	1,151,608	—	1,151,608
Interest Rate Futures Contracts**	64,603	—	—	64,603
Total Assets	$879,352	$5,439,383	$—	$6,318,735

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Government Long Bond 1.2x Strategy Fund SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended March 31, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/24	Shares 03/31/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$467,967	$–	$(50,000)	$1,040	$516	$419,523	17,054	$6,088
Guggenheim Ultra Short Duration Fund — Institutional Class	442,732	–	(50,000)	(253)	2,747	395,226	39,882	5,332
	$910,699	$–	$(100,000)	$787	$3,263	$814,749		$11,420

Health Care Fund SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
COMMON STOCKS† - 99.9%
Pharmaceuticals - 34.1%
Eli Lilly & Co.	758	$589,694
Johnson & Johnson	2,867	453,531
Merck & Company, Inc.	3,299	435,303
AbbVie, Inc.	2,303	419,376
Pfizer, Inc.	10,670	296,093
Cigna Group	676	245,516
Bristol-Myers Squibb Co.	4,527	245,499
CVS Health Corp.	3,023	241,114
Becton Dickinson & Co.	806	199,445
AstraZeneca plc ADR	2,909	197,085
McKesson Corp.	365	195,950
Zoetis, Inc.	1,111	187,992
Dexcom, Inc.*	1,242	172,265
Cencora, Inc. — Class A	623	151,383
Novo Nordisk A/S ADR	1,112	142,781
GSK plc ADR	2,886	123,723
Teva Pharmaceutical Industries Ltd. ADR*	8,735	123,251
Cardinal Health, Inc.	1,067	119,397
Alkermes plc*	4,398	119,054
Novartis AG ADR	1,227	118,688
Neurocrine Biosciences, Inc.*	624	86,062
Viatris, Inc.	7,147	85,335
Henry Schein, Inc.*	950	71,744
Jazz Pharmaceuticals plc*	527	63,461
Option Care Health, Inc.*	1,667	55,911
Madrigal Pharmaceuticals, Inc.*	91	24,301
Total Pharmaceuticals		5,163,954
Healthcare-Products - 29.4%
Thermo Fisher Scientific, Inc.	584	339,427
Abbott Laboratories	2,757	313,361
Danaher Corp.	1,197	298,915
Intuitive Surgical, Inc.*	686	273,776
Stryker Corp.	714	255,519
Boston Scientific Corp.*	3,407	233,345
Medtronic plc	2,198	191,556
Edwards Lifesciences Corp.*	1,821	174,015
IDEXX Laboratories, Inc.*	277	149,561
Agilent Technologies, Inc.	1,020	148,420
GE HealthCare Technologies, Inc.	1,545	140,456
West Pharmaceutical Services, Inc.	330	130,584
ResMed, Inc.	623	123,373
Zimmer Biomet Holdings, Inc.	926	122,213
Align Technology, Inc.*	344	112,805
Baxter International, Inc.	2,495	106,636
Dentsply Sirona, Inc.	3,187	105,777
Cooper Companies, Inc.*	1,015	102,982
Waters Corp.*	294	101,204
Hologic, Inc.*	1,271	99,087
Avantor, Inc.*	3,756	96,041
Shockwave Medical, Inc.*	259	84,338
Exact Sciences Corp.*	1,221	84,322
Insulet Corp.*	440	75,416
Natera, Inc.*	813	74,357
Bio-Techne Corp.	1,032	72,642
Repligen Corp.*	376	69,154
Bruker Corp.	718	67,449
Masimo Corp.*	444	65,201
Penumbra, Inc.*	277	61,821
Inspire Medical Systems, Inc.*	251	53,912
Lantheus Holdings, Inc.*	764	47,551
Azenta, Inc.*	654	39,423
Inari Medical, Inc.*	784	37,616
Total Healthcare-Products		4,452,255
Biotechnology - 19.1%
Amgen, Inc.	1,038	295,124
Vertex Pharmaceuticals, Inc.*	581	242,864
Regeneron Pharmaceuticals, Inc.*	244	234,848
Gilead Sciences, Inc.	3,017	220,995
Moderna, Inc.*	1,336	142,364
Argenx SE ADR*	330	129,928
Biogen, Inc.*	597	128,731
CRISPR Therapeutics AG*,1	1,604	109,329
Illumina, Inc.*	787	108,071
Alnylam Pharmaceuticals, Inc.*	671	100,281
BioMarin Pharmaceutical, Inc.*	1,085	94,764
Royalty Pharma plc — Class A	3,014	91,535
Sarepta Therapeutics, Inc.*	629	81,430
Incyte Corp.*	1,309	74,574
United Therapeutics Corp.*	318	73,051
Cytokinetics, Inc.*	923	64,711
Exelixis, Inc.*	2,655	63,003
Intra-Cellular Therapies, Inc.*	845	58,474
Apellis Pharmaceuticals, Inc.*	935	54,959
Ionis Pharmaceuticals, Inc.*	1,236	53,581
Blueprint Medicines Corp.*	554	52,552
Halozyme Therapeutics, Inc.*	1,274	51,826
REVOLUTION Medicines, Inc.*	1,607	51,794
Roivant Sciences Ltd.*	4,706	49,601
Bridgebio Pharma, Inc.*	1,560	48,235
Ultragenyx Pharmaceutical, Inc.*	907	42,348
Axsome Therapeutics, Inc.*	527	42,055
Arrowhead Pharmaceuticals, Inc.*	1,403	40,126
Guardant Health, Inc.*	1,720	35,484
TG Therapeutics, Inc.*	2,041	31,044
ACADIA Pharmaceuticals, Inc.*	1,650	30,508
Total Biotechnology		2,898,190
Healthcare-Services - 15.6%
UnitedHealth Group, Inc.	1,011	500,142
Elevance Health, Inc.	501	259,789
HCA Healthcare, Inc.	565	188,444
IQVIA Holdings, Inc.*	603	152,493
Humana, Inc.	435	150,823
Centene Corp.*	1,883	147,778
ICON plc*	433	145,466
Molina Healthcare, Inc.*	283	116,265
Laboratory Corporation of America Holdings	453	98,962
Quest Diagnostics, Inc.	682	90,781
Universal Health Services, Inc. — Class B	439	80,100
Tenet Healthcare Corp.*	721	75,784
Catalent, Inc.*	1,288	72,708
HealthEquity, Inc.*	746	60,896
Acadia Healthcare Company, Inc.*	762	60,366

Health Care Fund SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Healthcare-Services - 15.6% (continued)
DaVita, Inc.*	435	$60,052
Medpace Holdings, Inc.*	148	59,814
Teladoc Health, Inc.*	2,352	35,515
Total Healthcare-Services		2,356,178
Software - 0.9%
Veeva Systems, Inc. — Class A*	581	134,612
Electronics - 0.6%
Mettler-Toledo International, Inc.*	73	97,184
Commercial Services - 0.2%
R1 RCM, Inc.*	2,407	31,002
Total Common Stocks
(Cost $5,778,644)		15,133,375

RIGHTS††† - 0.0%
Pharmaceuticals - 0.0%
Johnson & Johnson	307	–
Total Rights
(Cost $–)		–

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.3%
J.P. Morgan Securities LLC issued 03/28/24 at 5.31% due 04/01/24	$27,498	27,498
BofA Securities, Inc. issued 03/28/24 at 5.31% due 04/01/24	10,576	10,576
Barclays Capital, Inc. issued 03/28/24 at 5.30% due 04/01/24	9,586	9,586
Total Repurchase Agreements
(Cost $47,660)		47,660

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.6%
Money Market Fund
First American Government Obligations Fund - Class X, 5.23%[4]	88,818	88,818
Total Securities Lending Collateral
(Cost $88,818)		88,818
Total Investments - 100.8%
(Cost $5,915,122)		$15,269,853
Other Assets & Liabilities, net - (0.8)%		(121,245)
Total Net Assets - 100.0%		$15,148,608

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
1	All or a portion of this security is on loan at March 31, 2024 — See Note 5.
2	Repurchase Agreements — See Note 4.
3	Securities lending collateral — See Note 5.
4	Rate indicated is the 7-day yield as of March 31, 2024.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$15,133,375	$—	$—		$15,133,375
Rights	—	—	—	*	—
Repurchase Agreements	—	47,660	—		47,660
Securities Lending Collateral	88,818	—	—		88,818
Total Assets	$15,222,193	$47,660	$—		$15,269,853

*	Security has a market value of $0.

High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
EXCHANGE-TRADED FUNDS† - 3.0%
iShares iBoxx High Yield Corporate Bond ETF[1]	1,556	$121,088
SPDR Bloomberg High Yield Bond ETF[1]	1,245	118,542
Total Exchange-Traded Funds
(Cost $263,173)		239,630

MUTUAL FUNDS† - 14.3%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	57,301	567,850
Guggenheim Strategy Fund II2	23,000	565,791
Total Mutual Funds
(Cost $1,124,043)		1,133,641

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 17.6%
Federal Farm Credit Bank
5.24% due 04/02/24[3]	$500,000	499,927
Fannie Mae
5.25% due 04/12/24[3]	500,000	499,198
Freddie Mac
5.23% due 04/03/24[3]	400,000	399,884
Total Federal Agency Discount Notes
(Cost $1,399,009)		1,399,009

U.S. TREASURY BILLS†† - 0.8%
U.S. Treasury Bills
5.17% due 04/16/24[3,4]	60,000	59,868
Total U.S. Treasury Bills
(Cost $59,868)		59,868

REPURCHASE AGREEMENTS††,5 - 56.2%
J.P. Morgan Securities LLC issued 03/28/24 at 5.31% due 04/01/24	2,575,018	2,575,018
BofA Securities, Inc. issued 03/28/24 at 5.31% due 04/01/24	990,392	990,392
Barclays Capital, Inc. issued 03/28/24 at 5.30% due 04/01/24	897,704	897,704
Total Repurchase Agreements
(Cost $4,463,114)		4,463,114

	Shares
SECURITIES LENDING COLLATERAL†,6 - 2.4%
Money Market Fund
First American Government Obligations Fund - Class X, 5.23%[7]	189,073	189,073
Total Securities Lending Collateral
(Cost $189,073)		189,073
Total Investments - 94.3%
(Cost $7,498,280)		$7,484,335
Other Assets & Liabilities, net - 5.7%		453,817
Total Net Assets - 100.0%		$7,938,152

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Interest Rate Futures Contracts Purchased†
U.S. Treasury 5 Year Note Futures Contracts	75	Jun 2024	$8,026,758	$15,369

Centrally Cleared Credit Default Swap Agreements Protection Sold††

Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation**
Barclays Bank plc	ICE	CDX.NA.HY.42.V1	5.00%	Quarterly	06/20/29	$7,300,000	$521,629	$509,614	$12,015

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Credit Index Swap Agreements††
Goldman Sachs International	iShares iBoxx $ High Yield Corporate Bond ETF	Pay	5.58% (Federal Funds Rate + 0.25%)	At Maturity	04/25/24	86	$6,693	$29
BNP Paribas	iShares iBoxx $ High Yield Corporate Bond ETF	Pay	5.73% (Federal Funds Rate + 0.40%)	At Maturity	06/26/24	364	28,312	—

High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Credit Index Swap Agreements†† (continued)
BNP Paribas	SPDR Bloomberg High Yield Bond ETF	Pay	5.78% (Federal Funds Rate + 0.45%)	At Maturity	06/26/24	192	$18,293	$(6)
							$53,298	$23

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2024 — See Note 5.
[2]	Affiliated issuer.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at March 31, 2024.
[5]	Repurchase Agreements — See Note 4.
[6]	Securities lending collateral — See Note 5.
[7]	Rate indicated is the 7-day yield as of March 31, 2024.

CDX.NA.HY.42.V1 — Credit Default Swap North American High Yield Series 42 Index Version 1
ICE — Intercontinental Exchange
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Exchange-Traded Funds	$239,630	$—	$—	$239,630
Mutual Funds	1,133,641	—	—	1,133,641
Federal Agency Discount Notes	—	1,399,009	—	1,399,009
U.S. Treasury Bills	—	59,868	—	59,868
Repurchase Agreements	—	4,463,114	—	4,463,114
Securities Lending Collateral	189,073	—	—	189,073
Interest Rate Futures Contracts**	15,369	—	—	15,369
Credit Default Swap Agreements**	—	12,015	—	12,015
Credit Index Swap Agreements**	—	29	—	29
Total Assets	$1,577,713	$5,934,035	$—	$7,511,748

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Credit Index Swap Agreements**	$—	$6	$—	$6

**	This derivative is reported as unrealized appreciation/depreciation at period end.

High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended March 31, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/24	Shares 03/31/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$563,721	$–	$–	$–	$2,070	$565,791	23,000	$7,947
Guggenheim Ultra Short Duration Fund — Institutional Class	564,412	–	–	–	3,438	567,850	57,301	7,394
	$1,128,133	$–	$–	$–	$5,508	$1,133,641		$15,341

Internet Fund SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
COMMON STOCKS† - 99.8%
Internet - 57.9%
Alphabet, Inc. — Class A*	4,296	$648,395
Amazon.com, Inc.*	3,277	591,105
Meta Platforms, Inc. — Class A	1,018	494,321
Netflix, Inc.*	457	277,550
Uber Technologies, Inc.*	2,726	209,875
Airbnb, Inc. — Class A*	1,024	168,919
Booking Holdings, Inc.	42	152,371
DoorDash, Inc. — Class A*	842	115,960
Alibaba Group Holding Ltd. ADR	1,472	106,514
Shopify, Inc. — Class A*	1,308	100,938
JD.com, Inc. ADR	3,581	98,084
eBay, Inc.	1,749	92,312
Baidu, Inc. ADR*	820	86,330
Pinterest, Inc. — Class A*	2,381	82,549
Spotify Technology S.A.*	292	77,059
Expedia Group, Inc.*	554	76,314
Trip.com Group Ltd. ADR*	1,694	74,350
GoDaddy, Inc. — Class A*	601	71,327
VeriSign, Inc.*	368	69,740
Okta, Inc.*	661	69,154
Bilibili, Inc. ADR*,1	6,137	68,734
Sea Ltd. ADR*	1,271	68,265
MercadoLibre, Inc.*	45	68,038
Wix.com Ltd.*	469	64,478
Snap, Inc. — Class A*	5,461	62,692
F5, Inc.*	302	57,256
Match Group, Inc.*	1,523	55,254
Roku, Inc.*	832	54,221
Zillow Group, Inc. — Class C*	1,076	52,487
Wayfair, Inc. — Class A*	759	51,521
Etsy, Inc.*	717	49,272
Lyft, Inc. — Class A*	2,374	45,937
Chewy, Inc. — Class A*	2,501	39,791
IAC, Inc.*	658	35,098
TripAdvisor, Inc.*	1,129	31,375
Cargurus, Inc.*	1,141	26,334
Ziff Davis, Inc.*	413	26,036
Bumble, Inc. — Class A*	1,980	22,473
Total Internet		4,542,429
Software - 26.0%
Salesforce, Inc.	970	292,145
Adobe, Inc.*	488	246,245
Workday, Inc. — Class A*	541	147,558
Snowflake, Inc. — Class A*	719	116,190
Datadog, Inc. — Class A*	864	106,790
Electronic Arts, Inc.	773	102,554
Veeva Systems, Inc. — Class A*	435	100,785
Cloudflare, Inc. — Class A*	951	92,085
Take-Two Interactive Software, Inc.*	591	87,758
ROBLOX Corp. — Class A*	2,015	76,933
Zoom Video Communications, Inc. — Class A*	1,115	72,888
NetEase, Inc. ADR	670	69,325
Akamai Technologies, Inc.*	625	67,975
MongoDB, Inc.*	189	67,783
Nutanix, Inc. — Class A*	1,070	66,040
DocuSign, Inc.*	1,047	62,349
Twilio, Inc. — Class A*	910	55,646
Dropbox, Inc. — Class A*	2,025	49,207
ZoomInfo Technologies, Inc. — Class A*	2,486	39,851
Smartsheet, Inc. — Class A*	971	37,383
Box, Inc. — Class A*	1,191	33,729
DigitalOcean Holdings, Inc.*	654	24,970
Fastly, Inc. — Class A*	1,635	21,206
Total Software		2,037,395
Telecommunications - 10.2%
Cisco Systems, Inc.	4,785	238,819
Arista Networks, Inc.*	506	146,730
Motorola Solutions, Inc.	386	137,022
Telefonaktiebolaget LM Ericsson ADR[1]	11,304	62,285
Juniper Networks, Inc.	1,614	59,815
Ciena Corp.*	955	47,225
Nokia Oyj ADR	11,309	40,034
Viasat, Inc.*	1,286	23,264
Viavi Solutions, Inc.*	2,508	22,797
Extreme Networks, Inc.*	1,776	20,495
Total Telecommunications		798,486
Commercial Services - 3.9%
PayPal Holdings, Inc.*	2,331	156,154
CoStar Group, Inc.*	1,202	116,113
Paylocity Holding Corp.*	211	36,263
Total Commercial Services		308,530
Entertainment - 1.0%
DraftKings, Inc. — Class A*	1,733	78,696
Computers - 0.4%
Lumentum Holdings, Inc.*	652	30,872
Healthcare-Services - 0.4%
Teladoc Health, Inc.*	1,763	26,621
Total Common Stocks
(Cost $3,567,504)		7,823,029

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 0.5%
J.P. Morgan Securities LLC issued 03/28/24 at 5.31% due 04/01/24	$23,370	23,370
BofA Securities, Inc. issued 03/28/24 at 5.31% due 04/01/24	8,989	8,989
Barclays Capital, Inc. issued 03/28/24 at 5.30% due 04/01/24	8,147	8,147
Total Repurchase Agreements
(Cost $40,506)		40,506

Internet Fund SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 1.2%
Money Market Fund
First American Government Obligations Fund - Class X, 5.23%[4]	94,999	$94,999
Total Securities Lending Collateral
(Cost $94,999)		94,999
Total Investments - 101.5%
(Cost $3,703,009)		$7,958,534
Other Assets & Liabilities, net - (1.5)%		(119,940)
Total Net Assets - 100.0%		$7,838,594

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	All or a portion of this security is on loan at March 31, 2024 — See Note 5.
2	Repurchase Agreements — See Note 4.
3	Securities lending collateral — See Note 5.
4	Rate indicated is the 7-day yield as of March 31, 2024.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$7,823,029	$—	$—	$7,823,029
Repurchase Agreements	—	40,506	—	40,506
Securities Lending Collateral	94,999	—	—	94,999
Total Assets	$7,918,028	$40,506	$—	$7,958,534

Inverse Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 20.8%
Fannie Mae
5.25% due 04/12/24[1]	$100,000	$99,840
Freddie Mac
5.23% due 04/03/24[1]	50,000	49,985
Total Federal Agency Discount Notes
(Cost $149,825)		149,825

U.S. TREASURY BILLS†† - 13.9%
U.S. Treasury Bills
5.26% due 04/23/24[1,2]	100,000	99,678
Total U.S. Treasury Bills
(Cost $99,678)		99,678

REPURCHASE AGREEMENTS††,3 - 74.4%
J.P. Morgan Securities LLC issued 03/28/24 at 5.31% due 04/01/24[2]	309,103	309,103
BofA Securities, Inc. issued 03/28/24 at 5.31% due 04/01/24[2]	118,886	118,886
Barclays Capital, Inc. issued 03/28/24 at 5.30% due 04/01/24[2]	107,759	107,759
Total Repurchase Agreements
(Cost $535,748)		535,748
Total Investments - 109.1%
(Cost $785,251)		$785,251
Other Assets & Liabilities, net - (9.1)%		(65,534)
Total Net Assets - 100.0%		$719,717

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
BNP Paribas	Dow Jones Industrial Average	Receive	5.48% (Federal Funds Rate + 0.15%)	At Maturity	06/26/24	13	$511,843	$(3,817)
Barclays Bank plc	Dow Jones Industrial Average	Receive	5.63% (SOFR + 0.30%)	At Maturity	06/25/24	23	922,054	(14,524)
							$1,433,897	$(18,341)

††	Value determined based on Level 2 inputs — See Note 3.
[1]	Rate indicated is the effective yield at the time of purchase.
[2]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2024.
[3]	Repurchase Agreements — See Note 4.

plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Federal Agency Discount Notes	$—	$149,825	$—	$149,825
U.S. Treasury Bills	—	99,678	—	99,678
Repurchase Agreements	—	535,748	—	535,748
Total Assets	$—	$785,251	$—	$785,251

Inverse Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$18,341	$—	$18,341

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Inverse Government Long Bond Strategy Fund SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
MUTUAL FUNDS† - 46.2%
Guggenheim Strategy Fund II1	20,730	$509,955
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	46,499	460,805
Total Mutual Funds
(Cost $971,295)		970,760

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 23.7%
Freddie Mac
5.23% due 04/03/24[2]	$300,000	299,913
Fannie Mae
5.25% due 04/12/24[2]	200,000	199,679
Total Federal Agency Discount Notes
(Cost $499,592)		499,592

U.S. TREASURY BILLS†† - 2.1%
U.S. Treasury Bills
5.17% due 04/16/24[2,3]	45,000	44,901
Total U.S. Treasury Bills
(Cost $44,901)		44,901

REPURCHASE AGREEMENTS††- 90.9%
Individual Repurchase Agreements[4]
Mizuho Securities USA LLC issued 03/31/24 at 5.05% due 04/01/24 (secured by a U.S. Treasury Bond, at a rate of 4.25% and maturing 02/15/54 as collateral, with a value of $494,268) to be repurchased at $484,677	484,405	484,405
Barclays Capital, Inc. issued 03/31/24 at 5.00% due 04/01/24 (secured by a U.S. Treasury Bond, at a rate of 4.25% and maturing 02/15/54 as collateral, with a value of $691,040) to be repurchased at $677,626	677,250	677,250
Joint Repurchase Agreements[5]
J.P. Morgan Securities LLC issued 03/31/24 at 5.31% due 04/01/24	432,962	432,962
BofA Securities, Inc. issued 03/31/24 at 5.31% due 04/01/24	166,524	166,524
Barclays Capital, Inc. issued 03/31/24 at 5.30% due 04/01/24	150,939	150,939
Total Repurchase Agreements
(Cost $1,912,080)		1,912,080
Total Investments - 162.9%
(Cost $3,427,868)		$3,427,333

U.S. Government Securities Sold Short†† - (56.2)%
U.S. Treasury Bonds
4.25% due 02/15/54	1,200,000	(1,182,563)
Total U.S. Government Securities Sold Short
(Proceeds $1,175,900)		$(1,182,563)
Other Assets & Liabilities, net - (6.7)%		(141,060)
Total Net Assets - 100.0%		$2,103,710

Inverse Government Long Bond Strategy Fund SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Interest Rate Futures Contracts Sold Short†
U.S. Treasury Ultra Long Bond Futures Contracts	9	Jun 2024	$1,161,000	$(11,059)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	Affiliated issuer.
2	Rate indicated is the effective yield at the time of purchase.
3	All or a portion of this security is pledged as futures collateral at March 31, 2024.
4	All or a portion of this security is pledged as short security collateral at March 31, 2024.
5	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$970,760	$—	$—	$970,760
Federal Agency Discount Notes	—	499,592	—	499,592
U.S. Treasury Bills	—	44,901	—	44,901
Repurchase Agreements	—	1,912,080	—	1,912,080
Total Assets	$970,760	$2,456,573	$—	$3,427,333

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Government Securities Sold Short	$—	$1,182,563	$—	$1,182,563
Interest Rate Futures Contracts**	11,059	—	—	11,059
Total Liabilities	$11,059	$1,182,563	$—	$1,193,622

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended March 31, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/24	Shares 03/31/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$508,089	$–	$–	$–	$1,866	$509,955	20,730	$7,163
Guggenheim Ultra Short Duration Fund — Institutional Class	458,015	–	–	–	2,790	460,805	46,499	6,000
	$966,104	$–	$–	$–	$4,656	$970,760		$13,163

Inverse Mid-Cap Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
MUTUAL FUNDS† - 39.2%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	2,464	$24,416
Guggenheim Strategy Fund II1	822	20,214
Total Mutual Funds
(Cost $43,902)		44,630

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 63.9%
J.P. Morgan Securities LLC issued 03/28/24 at 5.31% due 04/01/24[3]	$42,036	42,036
BofA Securities, Inc. issued 03/28/24 at 5.31% due 04/01/24[3]	16,168	16,168
Barclays Capital, Inc. issued 03/28/24 at 5.30% due 04/01/24[3]	14,654	14,654
Total Repurchase Agreements
(Cost $72,858)		72,858
Total Investments - 103.1%
(Cost $116,760)		$117,488
Other Assets & Liabilities, net - (3.1)%		(3,540)
Total Net Assets - 100.0%		$113,948

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	S&P MidCap 400 Index	Receive	5.28% (Federal Funds Rate - 0.05%)	At Maturity	06/26/24	10	$29,515	$(647)
BNP Paribas	S&P MidCap 400 Index	Receive	5.38% (Federal Funds Rate + 0.05%)	At Maturity	06/26/24	10	30,732	(674)
Barclays Bank plc	S&P MidCap 400 Index	Receive	5.58% (SOFR + 0.25%)	At Maturity	06/25/24	18	53,661	(1,793)
							$113,908	$(3,114)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Repurchase Agreements — See Note 4.
[3]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2024.

plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$44,630	$—	$—	$44,630
Repurchase Agreements	—	72,858	—	72,858
Total Assets	$44,630	$72,858	$—	$117,488

Inverse Mid-Cap Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$3,114	$—	$3,114

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended March 31, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/24	Shares 03/31/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$20,132	$–	$–	$–	$82	$20,214	822	$284
Guggenheim Ultra Short Duration Fund — Institutional Class	24,268	–	–	–	148	24,416	2,464	317
	$44,400	$–	$–	$–	$230	$44,630		$601

Inverse NASDAQ-100® Strategy Fund SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
MUTUAL FUNDS† - 28.6%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	18,765	$185,957
Guggenheim Strategy Fund II1	7,386	181,697
Total Mutual Funds
(Cost $368,698)		367,654

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 15.5%
Freddie Mac
5.23% due 04/03/24[2]	$100,000	99,971
Fannie Mae
5.25% due 04/12/24[2]	100,000	99,840
Total Federal Agency Discount Notes
(Cost $199,811)		199,811

REPURCHASE AGREEMENTS††,3 - 52.6%
J.P. Morgan Securities LLC issued 03/28/24 at 5.31% due 04/01/24[4]	389,726	389,726
BofA Securities, Inc. issued 03/28/24 at 5.31% due 04/01/24[4]	149,895	149,895
Barclays Capital, Inc. issued 03/28/24 at 5.30% due 04/01/24[4]	135,866	135,866
Total Repurchase Agreements
(Cost $675,487)		675,487
Total Investments - 96.7%
(Cost $1,243,996)		$1,242,952
Other Assets & Liabilities, net - 3.3%		42,317
Total Net Assets - 100.0%		$1,285,269

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	NASDAQ-100 Index	Receive	5.63% (Federal Funds Rate + 0.30%)	At Maturity	06/26/24	25	$463,991	$902
BNP Paribas	NASDAQ-100 Index	Receive	5.58% (Federal Funds Rate + 0.25%)	At Maturity	06/26/24	11	202,722	(158)
Barclays Bank plc	NASDAQ-100 Index	Receive	5.68% (SOFR + 0.35%)	At Maturity	06/25/24	34	629,166	(6,131)

							$1,295,879	$(5,387)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	Affiliated issuer.
2	Rate indicated is the effective yield at the time of purchase.
3	Repurchase Agreements — See Note 4.
4	All or a portion of this security is pledged as equity index swap collateral at March 31, 2024.

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

Inverse NASDAQ-100® Strategy Fund SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

The following table summarizes the inputs used to value the Fund's investments at March 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$367,654	$—	$—	$367,654
Federal Agency Discount Notes	—	199,811	—	199,811
Repurchase Agreements	—	675,487	—	675,487
Equity Index Swap Agreements**	—	902	—	902
Total Assets	$367,654	$876,200	$—	$1,243,854

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$6,289	$—	$6,289

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended March 31, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/24	Shares 03/31/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$180,958	$–	$–	$–	$739	$181,697	7,386	$2,554
Guggenheim Ultra Short Duration Fund — Institutional Class	184,832	–	–	–	1,125	185,957	18,765	2,416
	$365,790	$–	$–	$–	$1,864	$367,654		$4,970

Inverse Russell 2000® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
MUTUAL FUNDS† - 27.4%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	6,762	$67,015
Guggenheim Strategy Fund II1	2,575	63,339
Total Mutual Funds
(Cost $128,417)		130,354

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 31.5%
Fannie Mae
5.25% due 04/12/24[2]	$100,000	99,840
Freddie Mac
5.23% due 04/03/24[2]	50,000	49,985
Total Federal Agency Discount Notes
(Cost $149,825)		149,825

U.S. TREASURY BILLS†† - 1.5%
U.S. Treasury Bills
5.17% due 04/16/24[2]	7,000	6,985
Total U.S. Treasury Bills
(Cost $6,985)		6,985

REPURCHASE AGREEMENTS††,3 - 46.2%
J.P. Morgan Securities LLC issued 03/28/24 at 5.31% due 04/01/24[4]	126,795	126,795
BofA Securities, Inc. issued 03/28/24 at 5.31% due 04/01/24[4]	48,767	48,767
Barclays Capital, Inc. issued 03/28/24 at 5.30% due 04/01/24[4]	44,203	44,203
Total Repurchase Agreements
(Cost $219,765)		219,765
Total Investments - 106.6%
(Cost $504,992)		$506,929
Other Assets & Liabilities, net - (6.6)%		(31,528)
Total Net Assets - 100.0%		$475,401

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
BNP Paribas	Russell 2000 Index	Receive	5.13% (Federal Funds Rate - 0.20%)	At Maturity	06/26/24	58	$122,378	$(2,861)
Goldman Sachs International	Russell 2000 Index	Receive	5.18% (Federal Funds Rate - 0.15%)	At Maturity	06/26/24	86	182,130	(4,259)
Barclays Bank plc	Russell 2000 Index	Receive	5.38% (SOFR + 0.05%)	At Maturity	06/25/24	82	173,226	(5,667)
							$477,734	$(12,787)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Repurchase Agreements — See Note 4.
[4]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2024.

plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

Inverse Russell 2000® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

The following table summarizes the inputs used to value the Fund's investments at March 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$130,354	$—	$—	$130,354
Federal Agency Discount Notes	—	149,825	—	149,825
U.S. Treasury Bills	—	6,985	—	6,985
Repurchase Agreements	—	219,765	—	219,765
Total Assets	$130,354	$376,575	$—	$506,929

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$12,787	$—	$12,787

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended March 31, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/24	Shares 03/31/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$63,081	$–	$–	$–	$258	$63,339	2,575	$890
Guggenheim Ultra Short Duration Fund — Institutional Class	66,609	–	–	–	406	67,015	6,762	871
	$129,690	$–	$–	$–	$664	$130,354		$1,761

Inverse S&P 500® Strategy Fund SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
MUTUAL FUNDS† - 49.5%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	21,574	$213,795
Guggenheim Strategy Fund II1	8,649	212,754
Total Mutual Funds
(Cost $425,276)		426,549

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 23.2%
Freddie Mac
5.23% due 04/03/24[2]	$100,000	99,971
Fannie Mae
5.25% due 04/12/24[2]	100,000	99,840
Total Federal Agency Discount Notes
(Cost $199,811)		199,811

U.S. TREASURY BILLS†† - 1.3%
U.S. Treasury Bills
5.17% due 04/16/24[2]	11,000	10,976
Total U.S. Treasury Bills
(Cost $10,976)		10,976

REPURCHASE AGREEMENTS††,3 - 27.9%
J.P. Morgan Securities LLC issued 03/28/24 at 5.31% due 04/01/24[4]	138,721	138,721
BofA Securities, Inc. issued 03/28/24 at 5.31% due 04/01/24[4]	53,354	53,354
Barclays Capital, Inc. issued 03/28/24 at 5.30% due 04/01/24[4]	48,361	48,361
Total Repurchase Agreements
(Cost $240,436)		240,436
Total Investments - 101.9%
(Cost $876,500)		$877,772
Other Assets & Liabilities, net - (1.9)%		(16,646)
Total Net Assets - 100.0%		$861,126

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
BNP Paribas	S&P 500 Index	Receive	5.53% (Federal Funds Rate + 0.20%)	At Maturity	06/26/24	36	$189,971	$(1,075)
Goldman Sachs International	S&P 500 Index	Receive	5.63% (Federal Funds Rate + 0.30%)	At Maturity	06/26/24	53	277,015	(1,569)
Barclays Bank plc	S&P 500 Index	Receive	5.63% (SOFR + 0.30%)	At Maturity	06/25/24	82	432,627	(5,600)

							$899,613	$(8,244)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	Affiliated issuer.
2	Rate indicated is the effective yield at the time of purchase.
3	Repurchase Agreements — See Note 4.
4	All or a portion of this security is pledged as equity index swap collateral at March 31, 2024.

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Inverse S&P 500® Strategy Fund SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$426,549	$—	$—	$426,549
Federal Agency Discount Notes	—	199,811	—	199,811
U.S. Treasury Bills	—	10,976	—	10,976
Repurchase Agreements	—	240,436	—	240,436
Total Assets	$426,549	$451,223	$—	$877,772

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$8,244	$—	$8,244

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended March 31, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/24	Shares 03/31/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$211,890	$–	$–	$–	$864	$212,754	8,649	$2,990
Guggenheim Ultra Short Duration Fund — Institutional Class	212,500	–	–	–	1,295	213,795	21,574	2,778
	$424,390	$–	$–	$–	$2,159	$426,549		$5,768

Japan 2x Strategy Fund SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Face Amount	Value
U.S. TREASURY BILLS†† - 31.0%
U.S. Treasury Bills
5.17% due 04/16/24[1,2]	$646,000	$644,581
Total U.S. Treasury Bills
(Cost $644,582)		644,581

FEDERAL AGENCY DISCOUNT NOTES†† - 19.2%
Freddie Mac
5.23% due 04/03/24[2]	200,000	199,942
Fannie Mae
5.25% due 04/12/24[2]	200,000	199,679
Total Federal Agency Discount Notes
(Cost $399,621)		399,621

REPURCHASE AGREEMENTS††,3 - 53.6%
J.P. Morgan Securities LLC issued 03/28/24 at 5.31% due 04/01/24	642,671	642,671
BofA Securities, Inc. issued 03/28/24 at 5.31% due 04/01/24	247,181	247,181
Barclays Capital, Inc. issued 03/28/24 at 5.30% due 04/01/24	224,049	224,049
Total Repurchase Agreements
(Cost $1,113,901)		1,113,901
Total Investments - 103.8%
(Cost $2,158,104)		$2,158,103
Other Assets & Liabilities, net - (3.8)%		(79,520)
Total Net Assets - 100.0%		$2,078,583

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Equity Futures Contracts Purchased†
Nikkei 225 (CME) Index Futures Contracts	21	Jun 2024	$4,242,000	$33,305

Currency Futures Contracts Purchased†
Japanese Yen Futures Contracts	51	Jun 2024	4,262,006	(86,772)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	All or a portion of this security is pledged as futures collateral at March 31, 2024.
2	Rate indicated is the effective yield at the time of purchase.
3	Repurchase Agreements — See Note 4.

CME — Chicago Mercantile Exchange

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Treasury Bills	$—	$644,581	$—	$644,581
Federal Agency Discount Notes	—	399,621	—	399,621
Repurchase Agreements	—	1,113,901	—	1,113,901
Equity Futures Contracts**	33,305	—	—	33,305
Total Assets	$33,305	$2,158,103	$—	$2,191,408

Japan 2x Strategy Fund SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Currency Futures Contracts**	$86,772	$—	$—	$86,772

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Leisure Fund SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
COMMON STOCKS† - 99.4%
Retail - 19.4%
McDonald's Corp.	735	$207,233
Starbucks Corp.	1,640	149,880
Chipotle Mexican Grill, Inc. — Class A*	36	104,644
Yum! Brands, Inc.	658	91,232
Darden Restaurants, Inc.	391	65,356
Domino's Pizza, Inc.	130	64,594
Restaurant Brands International, Inc.	666	52,914
Yum China Holdings, Inc.	1,307	52,005
Wingstop, Inc.	132	48,365
Texas Roadhouse, Inc. — Class A	313	48,349
Shake Shack, Inc. — Class A*	282	29,336
Wendy's Co.	1,431	26,960
Bloomin' Brands, Inc.	790	22,657
Brinker International, Inc.*	440	21,859
Papa John's International, Inc.	319	21,245
Dave & Buster's Entertainment, Inc.*	331	20,720
Cheesecake Factory, Inc.	532	19,232
Cracker Barrel Old Country Store, Inc.	264	19,201
Jack in the Box, Inc.	233	15,956
Total Retail		1,081,738
Internet - 17.3%
Netflix, Inc.*	389	236,251
Booking Holdings, Inc.	40	145,115
Airbnb, Inc. — Class A*	872	143,845
DoorDash, Inc. — Class A*	716	98,608
Expedia Group, Inc.*	471	64,880
Spotify Technology S.A.*	239	63,072
Trip.com Group Ltd. ADR*	1,359	59,647
Sea Ltd. ADR*	1,025	55,053
Bilibili, Inc. ADR*,1	4,725	52,920
Roku, Inc.*	708	46,140
Total Internet		965,531
Media - 16.1%
Walt Disney Co.	1,910	233,708
Comcast Corp. — Class A	4,571	198,153
Charter Communications, Inc. — Class A*	289	83,992
Warner Bros Discovery, Inc.*	7,357	64,227
Fox Corp. — Class A	1,864	58,287
News Corp. — Class A	2,202	57,648
Liberty Broadband Corp. — Class C*	715	40,920
Paramount Global — Class B	3,340	39,312
New York Times Co. — Class A	883	38,163
Endeavor Group Holdings, Inc. — Class A	1,369	35,224
Nexstar Media Group, Inc. — Class A	156	26,877
Sirius XM Holdings, Inc.[1]	4,935	19,148
Total Media		895,659
Entertainment - 10.7%
DraftKings, Inc. — Class A*	1,475	66,980
Live Nation Entertainment, Inc.*	580	61,347
Warner Music Group Corp. — Class A	1,788	59,040
TKO Group Holdings, Inc.	581	50,204
Caesars Entertainment, Inc.*	1,035	45,271
Light & Wonder, Inc. — Class A*	436	44,511
Churchill Downs, Inc.	358	44,302
Vail Resorts, Inc.	190	42,338
Red Rock Resorts, Inc. — Class A	575	34,396
Marriott Vacations Worldwide Corp.	272	29,302
Penn Entertainment, Inc.*	1,323	24,092
International Game Technology plc	974	22,003
United Parks & Resorts, Inc.*	387	21,753
Cinemark Holdings, Inc.*	1,146	20,594
Six Flags Entertainment Corp.*	766	20,161
AMC Entertainment Holdings, Inc. — Class A*,1	3,182	11,837
Total Entertainment		598,131
Lodging - 9.7%
Marriott International, Inc. — Class A	451	113,792
Hilton Worldwide Holdings, Inc.	517	110,281
Las Vegas Sands Corp.	1,240	64,108
Hyatt Hotels Corp. — Class A	374	59,698
MGM Resorts International*	1,090	51,459
Wynn Resorts Ltd.	447	45,697
Wyndham Hotels & Resorts, Inc.	478	36,686
Boyd Gaming Corp.	481	32,381
Choice Hotels International, Inc.[1]	228	28,808
Total Lodging		542,910
Leisure Time - 7.3%
Royal Caribbean Cruises Ltd.*	628	87,298
Carnival Corp.*	3,953	64,592
Norwegian Cruise Line Holdings Ltd.*	2,140	44,790
Brunswick Corp.	403	38,898
Harley-Davidson, Inc.	832	36,392
Polaris, Inc.	348	34,842
Planet Fitness, Inc. — Class A*	536	33,570
YETI Holdings, Inc.*	695	26,792
Topgolf Callaway Brands Corp.*	1,484	23,996
Peloton Interactive, Inc. — Class A*	3,765	16,133
Total Leisure Time		407,303
Agriculture - 6.5%
Philip Morris International, Inc.	1,912	175,177
Altria Group, Inc.	3,030	132,169
British American Tobacco plc ADR	1,740	53,070
Total Agriculture		360,416
Software - 5.1%
Electronic Arts, Inc.	658	87,297
Take-Two Interactive Software, Inc.*	503	74,690
ROBLOX Corp. — Class A*	1,716	65,517

Leisure Fund SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Software - 5.1% (continued)
NetEase, Inc. ADR	532	$55,046
Total Software		282,550
Beverages - 4.9%
Constellation Brands, Inc. — Class A	370	100,551
Brown-Forman Corp. — Class B	1,378	71,132
Molson Coors Beverage Co. — Class B	803	54,002
Anheuser-Busch InBev S.A. ADR[1]	827	50,265
Total Beverages		275,950
Toys, Games & Hobbies - 1.5%
Hasbro, Inc.	745	42,107
Mattel, Inc.*	1,958	38,788
Total Toys, Games & Hobbies		80,895
Food Service - 0.8%
Aramark	1,338	43,512
Commercial Services - 0.1%
Sabre Corp.*	3,039	7,355
Total Common Stocks
(Cost $3,168,557)		5,541,950

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
J.P. Morgan Securities LLC issued 03/28/24 at 5.31% due 04/01/24	$23,386	23,386
BofA Securities, Inc. issued 03/28/24 at 5.31% due 04/01/24	8,994	8,994
Barclays Capital, Inc. issued 03/28/24 at 5.30% due 04/01/24	8,153	8,153
Total Repurchase Agreements
(Cost $40,533)		40,533

	Shares
SECURITIES LENDING COLLATERAL†,3 - 2.0%
Money Market Fund
First American Government Obligations Fund - Class X, 5.23%[4]	111,529	111,529
Total Securities Lending Collateral
(Cost $111,529)		111,529
Total Investments - 102.1%
(Cost $3,320,619)		$5,694,012
Other Assets & Liabilities, net - (2.1)%		(118,062)
Total Net Assets - 100.0%		$5,575,950

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	All or a portion of this security is on loan at March 31, 2024 — See Note 5.
2	Repurchase Agreements — See Note 4.
3	Securities lending collateral — See Note 5.
4	Rate indicated is the 7-day yield as of March 31, 2024.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$5,541,950	$—	$—	$5,541,950
Repurchase Agreements	—	40,533	—	40,533
Securities Lending Collateral	111,529	—	—	111,529
Total Assets	$5,653,479	$40,533	$—	$5,694,012

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
COMMON STOCKS† - 90.9%
Financial - 15.3%
MGIC Investment Corp.[1]	10,289	$230,062
Essent Group Ltd.	3,787	225,364
Hartford Financial Services Group, Inc.[1]	2,160	222,588
NMI Holdings, Inc. — Class A*	6,843	221,303
Travelers Companies, Inc.	951	218,863
Apartment Income REIT Corp. REIT	6,518	211,640
Loews Corp.	2,375	185,939
Synchrony Financial	4,273	184,252
VICI Properties, Inc. REIT	6,099	181,689
Enact Holdings, Inc.[1]	5,793	180,626
Ambac Financial Group, Inc.*,1	11,319	176,916
Innovative Industrial Properties, Inc. REIT	1,531	158,520
Walker & Dunlop, Inc.	1,515	153,106
Janus Henderson Group plc	4,225	138,960
Regions Financial Corp.	6,492	136,592
International Bancshares Corp.[1]	2,286	128,336
Bread Financial Holdings, Inc.	3,381	125,908
Preferred Bank/Los Angeles CA	1,554	119,300
OneMain Holdings, Inc.	2,242	114,544
T. Rowe Price Group, Inc.	918	111,922
First BanCorp	5,687	99,750
Mr Cooper Group, Inc.*	1,264	98,529
Everest Group Ltd.	244	96,990
Employers Holdings, Inc.	2,064	93,685
W R Berkley Corp.	985	87,113
Citizens Financial Group, Inc.	2,314	83,975
Affiliated Managers Group, Inc.[1]	495	82,898
Federated Hermes, Inc. — Class B	1,795	64,835
Westamerica BanCorp	1,267	61,931
EZCORP, Inc. — Class A*	4,286	48,560
PJT Partners, Inc. — Class A	514	48,450
Hanmi Financial Corp.[1,2]	2,689	42,809
Total Financial		4,335,955
Consumer, Non-cyclical - 15.2%
Merck & Company, Inc.[1]	1,902	250,969
Bristol-Myers Squibb Co.[1]	4,112	222,994
HCA Healthcare, Inc.[1]	661	220,463
Abbott Laboratories	1,868	212,317
United Therapeutics Corp.*,1	867	199,167
Johnson & Johnson	1,252	198,054
Exelixis, Inc.*,1	8,153	193,471
Constellation Brands, Inc. — Class A	675	183,438
Incyte Corp.*,1	3,016	171,822
PayPal Holdings, Inc.*,1	2,290	153,407
Thermo Fisher Scientific, Inc.	258	149,952
AbbVie, Inc.[1]	735	133,843
Royalty Pharma plc — Class A	4,249	129,042
Hologic, Inc.*,1	1,441	112,340
Amgen, Inc.	367	104,345
Biogen, Inc.*	465	100,268
Perdoceo Education Corp.[1]	5,575	97,897
Medtronic plc	1,078	93,948
Molina Healthcare, Inc.*,1	204	83,809
Innoviva, Inc.*,1	5,459	83,195
Vertex Pharmaceuticals, Inc.*	194	81,094
Jazz Pharmaceuticals plc*	669	80,561
Laboratory Corporation of America Holdings	360	78,646
Dynavax Technologies Corp.*,1	6,242	77,463
Supernus Pharmaceuticals, Inc.*	2,209	75,349
Agilent Technologies, Inc.[1]	501	72,900
Alarm.com Holdings, Inc.*	970	70,296
Heidrick & Struggles International, Inc.[1]	1,834	61,733
Organon & Co.	3,278	61,626
Neurocrine Biosciences, Inc.*	438	60,409
Collegium Pharmaceutical, Inc.*	1,506	58,463
Simply Good Foods Co.*	1,701	57,885
Centene Corp.*	678	53,210
Elevance Health, Inc.	102	52,891
Euronet Worldwide, Inc.*	441	48,479
Intuitive Surgical, Inc.*	104	41,505
Eli Lilly & Co.	53	41,232
IDEXX Laboratories, Inc.*	75	40,495
Lantheus Holdings, Inc.*	636	39,585
Viatris, Inc.	3,284	39,211
Total Consumer, Non-cyclical		4,287,774
Consumer, Cyclical - 15.0%
Lowe's Companies, Inc.	894	227,729
Lennar Corp. — Class A1	1,281	220,306
Taylor Morrison Home Corp. — Class A*	3,509	218,155
McDonald's Corp.	765	215,692
GMS, Inc.*	2,208	214,927
MSC Industrial Direct Company, Inc. — Class A	2,005	194,565
Monarch Casino & Resort, Inc.[1]	2,554	191,524
Home Depot, Inc.	444	170,318
Gentex Corp.[1]	4,447	160,626
Allison Transmission Holdings, Inc.[1]	1,874	152,094
PACCAR, Inc.	1,173	145,323
Autoliv, Inc.	1,044	125,729
Wabash National Corp.	3,968	118,802
Ethan Allen Interiors, Inc.	3,321	114,807
Darden Restaurants, Inc.[1]	672	112,325
Golden Entertainment, Inc.[1]	3,005	110,674
Brunswick Corp.[1]	1,122	108,295
Columbia Sportswear Co.	1,278	103,748
M/I Homes, Inc.*	756	103,035
Harley-Davidson, Inc.	2,307	100,908
Tri Pointe Homes, Inc.*	2,217	85,709
Wendy's Co.	4,360	82,142
PulteGroup, Inc.[1]	660	79,609
Polaris, Inc.	790	79,095
Aptiv plc*	993	79,092
KB Home[1]	1,060	75,133
Buckle, Inc.	1,785	71,882
Oxford Industries, Inc.	636	71,486
Build-A-Bear Workshop, Inc. — Class A1	2,374	70,911
Vail Resorts, Inc.	309	68,855
MasterCraft Boat Holdings, Inc.*,1	2,776	65,847
Ralph Lauren Corp. — Class A	287	53,887

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
COMMON STOCKS† - 90.9% (continued)
Consumer, Cyclical - 14.9% (continued)
Chipotle Mexican Grill, Inc. — Class A*	18	$52,322
Visteon Corp.*	406	47,750
Cavco Industries, Inc.*	112	44,695
Dine Brands Global, Inc.	944	43,877
Deckers Outdoor Corp.*	45	42,357
Total Consumer, Cyclical		4,224,231
Industrial - 12.9%
Caterpillar, Inc.	652	238,913
Owens Corning	1,336	222,845
UFP Industries, Inc.[1]	1,765	217,113
Masco Corp.	2,638	208,085
Apogee Enterprises, Inc.	3,442	203,766
Mueller Industries, Inc.[1]	3,205	172,845
International Seaways, Inc.	3,227	171,676
Boise Cascade Co.	1,056	161,959
Otis Worldwide Corp.	1,624	161,215
AGCO Corp.[1]	1,144	140,735
Encore Wire Corp.	528	138,748
Scorpio Tankers, Inc.	1,930	138,092
Teekay Corp.*	17,998	131,026
Ardmore Shipping Corp.	6,939	113,938
Atkore, Inc.	537	102,223
Teekay Tankers Ltd. — Class A	1,746	101,984
Fortune Brands Innovations, Inc.	1,162	98,387
TD SYNNEX Corp.	859	97,153
Keysight Technologies, Inc.*	576	90,075
Argan, Inc.[1]	1,719	86,878
Snap-on, Inc.	293	86,793
Lockheed Martin Corp.	189	85,970
Mettler-Toledo International, Inc.*	45	59,908
Lincoln Electric Holdings, Inc.	207	52,876
Vishay Intertechnology, Inc.	2,197	49,828
Frontdoor, Inc.*	1,399	45,579
Belden, Inc.	466	43,156
Advanced Drainage Systems, Inc.	249	42,888
Graco, Inc.	457	42,711
Teledyne Technologies, Inc.*,1	97	41,644
Advanced Energy Industries, Inc.	405	41,302
Albany International Corp. — Class A	438	40,957
Total Industrial		3,631,268
Communications - 10.6%
Alphabet, Inc. — Class C*,1	2,371	361,008
Cisco Systems, Inc.[1]	4,555	227,340
Verizon Communications, Inc.[1]	5,415	227,213
Motorola Solutions, Inc.	627	222,573
InterDigital, Inc.	1,926	205,042
AT&T, Inc.[1]	10,903	191,893
Comcast Corp. — Class A1	4,109	178,125
IDT Corp. — Class B1	4,520	170,901
T-Mobile US, Inc.	1,030	168,117
eBay, Inc.	3,128	165,096
Gogo, Inc.*,1	15,939	139,944
Amazon.com, Inc.*,1	736	132,760
Ooma, Inc.*,1	13,754	117,322
Meta Platforms, Inc. — Class A	159	77,207
Match Group, Inc.*	1,951	70,782
VeriSign, Inc.*,1	361	68,413
Booking Holdings, Inc.	18	65,302
Yelp, Inc. — Class A*	1,620	63,828
Spok Holdings, Inc.	3,167	50,514
A10 Networks, Inc.[1]	3,199	43,794
Anterix, Inc.*	1,071	35,996
Total Communications		2,983,170
Technology - 9.4%
Microsoft Corp.[1]	604	254,115
Apple, Inc.	1,473	252,590
Accenture plc — Class A	600	207,966
Amdocs Ltd.	2,192	198,091
International Business Machines Corp.[1]	877	167,472
Applied Materials, Inc.[1]	741	152,817
NVIDIA Corp.[1]	168	151,798
Dropbox, Inc. — Class A*	5,729	139,215
Adobe, Inc.*,1	265	133,719
Immersion Corp.[1]	12,409	92,819
Insight Enterprises, Inc.*,1	478	88,678
Skyworks Solutions, Inc.[1]	813	88,064
NetScout Systems, Inc.*	3,376	73,732
Photronics, Inc.*	2,206	62,474
Zoom Video Communications, Inc. — Class A*	946	61,840
Progress Software Corp.	1,089	58,055
Box, Inc. — Class A*	1,948	55,167
Adeia, Inc.	5,024	54,862
Broadcom, Inc.	40	53,016
Playtika Holding Corp.	7,050	49,702
Digi International, Inc.*	1,404	44,830
Crane NXT Co.	723	44,754
Teradyne, Inc.	393	44,342
Teradata Corp.*	1,114	43,078
CEVA, Inc.*	1,804	40,969
Xerox Holdings Corp.	2,193	39,255
Total Technology		2,653,420
Energy - 6.8%
Marathon Petroleum Corp.[1]	1,195	240,793
Devon Energy Corp.	4,574	229,523
Cheniere Energy, Inc.	1,326	213,857
CNX Resources Corp.*	7,834	185,823
Chevron Corp.	1,098	173,199
Valero Energy Corp.[1]	951	162,326
Exxon Mobil Corp.[1]	1,360	158,086
CVR Energy, Inc.[1]	4,036	143,924
PBF Energy, Inc. — Class A	2,062	118,709
SandRidge Energy, Inc.	7,002	102,019
Par Pacific Holdings, Inc.*	2,190	81,161
RPC, Inc.	9,829	76,077
SolarEdge Technologies, Inc.*	612	43,440
Total Energy		1,928,937
Utilities - 4.8%
National Fuel Gas Co.[1]	4,021	216,008
Public Service Enterprise Group, Inc.[1]	3,181	212,427
Atmos Energy Corp.[1]	1,782	211,827
Black Hills Corp.	3,815	208,299
OGE Energy Corp.	6,002	205,869
CMS Energy Corp.	2,971	179,270

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
COMMON STOCKS† - 90.9% (continued)
Utilities - 4.8% (continued)
ONE Gas, Inc.[1]	1,870	$120,671
Total Utilities		1,354,371
Government - 0.5%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	4,753	140,784
	–
Basic Materials - 0.4%
Olin Corp.	2,053	120,717
	–
Total Common Stocks
(Cost $22,606,427)		25,660,627

MONEY MARKET FUND† - 2.0%
Invesco Treasury Obligations Portfolio, 5.14%[3]	575,933	575,933
Total Money Market Fund
(Cost $575,933)		575,933

SECURITIES LENDING COLLATERAL†,4 - 0.0%
Money Market Fund
First American Government Obligations Fund - Class X, 5.23%[3]	8,628	8,628
Total Securities Lending Collateral
(Cost $8,628)		8,628
Total Investments - 92.9%
(Cost $23,190,988)		$26,245,188
Other Assets & Liabilities, net - 7.1%		2,019,064
Total Net Assets - 100.0%		$28,264,252

Custom Basket Swap Agreements

Counterparty	Reference Obligation	Type	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Custom Basket Swap Agreements††
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	Pay	5.73% (Federal Funds Rate + 0.40%)	At Maturity	11/27/24	$13,035,079	$1,541,447

Goldman Sachs International	GS Equity Custom Basket	Pay	5.78% (Federal Funds Rate + 0.45%)	At Maturity	05/06/24	13,035,074	1,535,831
						$26,070,153	$3,077,278
OTC Custom Basket Swap Agreements Sold Short††
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	Receive	5.02% (Federal Funds Rate - 0.31%)	At Maturity	11/27/24	$15,771,525	$(643,915)
Goldman Sachs International	GS Equity Custom Basket	Receive	5.13% (Federal Funds Rate - 0.20%)	At Maturity	05/06/24	15,628,316	(656,184)
						$31,399,841	$(1,300,099)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as OTC custom basket swap collateral at March 31, 2024.
[2]	All or a portion of this security is on loan at March 31, 2024 — See Note 5.
[3]	Rate indicated is the 7-day yield as of March 31, 2024.
[4]	Securities lending collateral — See Note 5.

GS — Goldman Sachs International
MS — Morgan Stanley Capital Services LLC
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

The following table summarizes the inputs used to value the Fund's investments at March 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$25,660,627	$—	$—	$25,660,627
Money Market Fund	575,933	—	—	575,933
Securities Lending Collateral	8,628	—	—	8,628
Equity Custom Basket Swap Agreements**	—	3,077,278	—	3,077,278
Total Assets	$26,245,188	$3,077,278	$—	$29,322,466

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Custom Basket Swap Agreements**	$—	$1,300,099	$—	$1,300,099

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

GS EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Industrial
Boise Cascade Co.	536	0.63%	$42,035
Mueller Industries, Inc.	1,629	0.67%	35,380
Encore Wire Corp.	268	0.54%	22,283
Owens Corning	679	0.87%	20,559
Apogee Enterprises, Inc.	1,749	0.79%	19,036
Scorpio Tankers, Inc.	981	0.54%	17,292
International Seaways, Inc.	1,639	0.67%	17,248
Atkore, Inc.	273	0.40%	15,371
Snap-on, Inc.	149	0.34%	13,649
UFP Industries, Inc.	897	0.85%	13,242
Masco Corp.	1,340	0.81%	10,962
Ardmore Shipping Corp.	3,526	0.44%	10,590
Teekay Tankers Ltd. — Class A	887	0.40%	10,430
Caterpillar, Inc.	331	0.93%	10,272
Argan, Inc.	873	0.34%	8,998
TD SYNNEX Corp.	436	0.38%	8,212
Otis Worldwide Corp.	825	0.63%	5,333
Fortune Brands Innovations, Inc.	590	0.38%	4,790
Teekay Corp.	9,144	0.51%	4,551
AGCO Corp.	581	0.55%	3,002
Lockheed Martin Corp.	96	0.34%	2,939
Graco, Inc.	232	0.17%	1,650
Frontdoor, Inc.	711	0.18%	1,494
Belden, Inc.	237	0.17%	1,329
Advanced Drainage Systems, Inc.	126	0.17%	1,029
Mettler-Toledo International, Inc.	23	0.23%	896
Lincoln Electric Holdings, Inc.	105	0.21%	281
Albany International Corp. — Class A	223	0.16%	238
Advanced Energy Industries, Inc.	206	0.16%	212
Keysight Technologies, Inc.	292	0.35%	44
Teledyne Technologies, Inc.	49	0.16%	(16)
Vishay Intertechnology, Inc.	1,116	0.19%	(202)
Total Industrial			303,129
Communications
Alphabet, Inc. — Class C	1,205	1.40%	56,250
IDT Corp. — Class B	2,296	0.67%	27,690
Meta Platforms, Inc. — Class A	81	0.30%	24,427
InterDigital, Inc.	979	0.80%	21,366
Amazon.com, Inc.	374	0.52%	19,495
Verizon Communications, Inc.	2,751	0.89%	17,048
AT&T, Inc.	5,539	0.75%	13,085
T-Mobile US, Inc.	523	0.65%	8,737
Cisco Systems, Inc.	2,314	0.89%	7,621
Motorola Solutions, Inc.	318	0.87%	7,417
eBay, Inc.	1,589	0.64%	4,034
A10 Networks, Inc.	1,625	0.17%	2,998
Booking Holdings, Inc.	9	0.25%	1,628
Match Group, Inc.	991	0.28%	1,208
Spok Holdings, Inc.	1,609	0.20%	(891)
VeriSign, Inc.	183	0.27%	(1,851)
Anterix, Inc.	544	0.14%	(2,365)
Yelp, Inc. — Class A	823	0.25%	(2,658)
Comcast Corp. — Class A	2,087	0.69%	(3,256)
Gogo, Inc.	8,098	0.55%	(6,692)
Ooma, Inc.	6,988	0.46%	(21,086)
Total Communications			174,205
Consumer, Non-cyclical
Merck & Company, Inc.	966	0.98%	24,433
Exelixis, Inc.	4,142	0.75%	15,709
Perdoceo Education Corp.	2,833	0.38%	14,040
PayPal Holdings, Inc.	1,163	0.60%	9,543
Innoviva, Inc.	2,774	0.32%	8,625
AbbVie, Inc.	373	0.52%	8,566
Constellation Brands, Inc. — Class A	343	0.72%	7,793
HCA Healthcare, Inc.	336	0.86%	7,412
Molina Healthcare, Inc.	103	0.32%	7,335
Supernus Pharmaceuticals, Inc.	1,122	0.29%	6,196
Alarm.com Holdings, Inc.	493	0.27%	6,175
Hologic, Inc.	732	0.44%	5,903
Heidrick & Struggles International, Inc.	932	0.24%	5,622
Collegium Pharmaceutical, Inc.	765	0.23%	5,441
Eli Lilly & Co.	27	0.16%	5,205
Agilent Technologies, Inc.	254	0.28%	3,946
Viatris, Inc.	1,668	0.15%	3,814
Johnson & Johnson	636	0.77%	2,972
Royalty Pharma plc — Class A	2,159	0.50%	2,962
United Therapeutics Corp.	441	0.78%	2,599
Abbott Laboratories	949	0.83%	1,660
Dynavax Technologies Corp.	3,172	0.30%	1,622
Organon & Co.	1,665	0.24%	1,601
Amgen, Inc.	186	0.41%	1,313
Medtronic plc	548	0.37%	1,215
Elevance Health, Inc.	52	0.21%	1,093
Neurocrine Biosciences, Inc.	222	0.23%	941
Intuitive Surgical, Inc.	53	0.16%	450
Centene Corp.	345	0.21%	406
Euronet Worldwide, Inc.	224	0.19%	272
Laboratory Corporation of America Holdings	183	0.31%	223
Vertex Pharmaceuticals, Inc.	99	0.32%	214
Biogen, Inc.	236	0.39%	(340)
Simply Good Foods Co.	864	0.23%	(349)
Thermo Fisher Scientific, Inc.	131	0.58%	(398)
IDEXX Laboratories, Inc.	38	0.16%	(702)
Lantheus Holdings, Inc.	323	0.15%	(759)
Jazz Pharmaceuticals plc	340	0.31%	(918)
Incyte Corp.	1,533	0.67%	(3,454)
Bristol-Myers Squibb Co.	2,089	0.87%	(4,821)
Total Consumer, Non-cyclical			153,560
Technology
Microsoft Corp.	307	0.99%	74,842

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Apple, Inc.	748	0.98%	$48,660
NVIDIA Corp.	86	0.60%	40,476
Applied Materials, Inc.	376	0.59%	23,053
International Business Machines Corp.	445	0.65%	20,695
Broadcom, Inc.	20	0.20%	7,953
Skyworks Solutions, Inc.	413	0.34%	5,324
Amdocs Ltd.	1,113	0.77%	4,303
Immersion Corp.	6,305	0.36%	3,936
Teradyne, Inc.	200	0.17%	3,200
Insight Enterprises, Inc.	243	0.35%	2,834
Accenture plc — Class A	305	0.81%	2,590
Digi International, Inc.	713	0.17%	1,790
CEVA, Inc.	917	0.16%	1,732
NetScout Systems, Inc.	1,715	0.29%	1,470
Dropbox, Inc. — Class A	2,910	0.54%	1,023
Box, Inc. — Class A	990	0.22%	944
Playtika Holding Corp.	3,582	0.19%	833
Crane NXT Co.	368	0.17%	829
Zoom Video Communications, Inc. — Class A	481	0.24%	747
Progress Software Corp.	553	0.23%	574
Xerox Holdings Corp.	1,114	0.15%	50
Photronics, Inc.	1,121	0.24%	(309)
Adeia, Inc.	2,553	0.21%	(952)
Teradata Corp.	566	0.17%	(2,512)
Adobe, Inc.	134	0.52%	(12,894)
Total Technology			231,191
Financial
MGIC Investment Corp.	5,227	0.90%	39,937
Essent Group Ltd.	1,924	0.88%	30,373
Mr Cooper Group, Inc.	642	0.38%	18,923
Hartford Financial Services Group, Inc.	1,098	0.87%	14,023
International Bancshares Corp.	1,161	0.50%	12,712
Synchrony Financial	2,171	0.72%	10,454
Preferred Bank/Los Angeles CA	789	0.46%	10,339
Regions Financial Corp.	3,298	0.53%	10,067
Enact Holdings, Inc.	2,943	0.70%	9,355
NMI Holdings, Inc. — Class A	3,477	0.86%	8,923
Loews Corp.	1,206	0.72%	8,672
Innovative Industrial Properties, Inc.	778	0.62%	7,474
Ambac Financial Group, Inc.	5,751	0.69%	6,695
Travelers Companies, Inc.	483	0.85%	6,316
Affiliated Managers Group, Inc.	251	0.32%	6,070
Citizens Financial Group, Inc.	1,176	0.33%	5,427
Walker & Dunlop, Inc.	770	0.60%	5,010
W R Berkley Corp.	500	0.34%	3,513
OneMain Holdings, Inc.	1,139	0.45%	3,302
EZCORP, Inc. — Class A	2,177	0.19%	2,576
Everest Group Ltd.	124	0.38%	2,310
T. Rowe Price Group, Inc.	466	0.44%	2,243
First BanCorp	2,889	0.39%	2,088
VICI Properties, Inc.	3,099	0.71%	1,805
Janus Henderson Group plc	2,147	0.54%	1,459
Bread Financial Holdings, Inc.	1,718	0.49%	934
Westamerica BanCorp	644	0.24%	606
Federated Hermes, Inc. — Class B	912	0.25%	(177)
Employers Holdings, Inc.	1,049	0.37%	(215)
PJT Partners, Inc. — Class A	261	0.19%	(1,428)
Hanmi Financial Corp.	1,366	0.17%	(4,141)
Apartment Income REIT Corp.	3,311	0.82%	(4,530)
Total Financial			221,115
Consumer, Cyclical
Allison Transmission Holdings, Inc.	952	0.59%	39,362
Lennar Corp. — Class A	651	0.86%	23,170
Taylor Morrison Home Corp. — Class A	1,783	0.85%	23,104
M/I Homes, Inc.	384	0.40%	19,685
PulteGroup, Inc.	335	0.31%	15,922
Brunswick Corp.	570	0.42%	14,834
Monarch Casino & Resort, Inc.	1,297	0.75%	12,856
KB Home	538	0.29%	12,021
PACCAR, Inc.	596	0.57%	11,758
Gentex Corp.	2,259	0.63%	11,432
GMS, Inc.	1,122	0.84%	10,204
Build-A-Bear Workshop, Inc. — Class A	1,206	0.28%	8,907
Ethan Allen Interiors, Inc.	1,687	0.45%	7,529
MSC Industrial Direct Company, Inc. — Class A	1,019	0.76%	6,885
Autoliv, Inc.	531	0.49%	5,827
Wabash National Corp.	2,016	0.46%	5,698
Lowe's Companies, Inc.	454	0.89%	5,645
Oxford Industries, Inc.	323	0.28%	5,177
Harley-Davidson, Inc.	1,172	0.39%	4,754
Tri Pointe Homes, Inc.	1,127	0.33%	4,710
Polaris, Inc.	401	0.31%	4,024
Buckle, Inc.	907	0.28%	2,141
Darden Restaurants, Inc.	341	0.44%	1,916
Vail Resorts, Inc.	157	0.27%	1,742
Chipotle Mexican Grill, Inc. — Class A	9	0.20%	1,734
Cavco Industries, Inc.	57	0.17%	1,731
Home Depot, Inc.	225	0.66%	1,109
Ralph Lauren Corp. — Class A	146	0.21%	1,070
Wendy's Co.	2,215	0.32%	740
Columbia Sportswear Co.	649	0.40%	633
Deckers Outdoor Corp.	23	0.17%	625
Visteon Corp.	206	0.19%	183
MasterCraft Boat Holdings, Inc.	1,411	0.26%	56
Golden Entertainment, Inc.	1,527	0.43%	(251)
Aptiv plc	505	0.31%	(308)
Dine Brands Global, Inc.	480	0.17%	(1,701)
McDonald's Corp.	389	0.84%	(4,214)
Total Consumer, Cyclical			260,710

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Utilities
Public Service Enterprise Group, Inc.	1,616	0.83%	$11,255
National Fuel Gas Co.	2,043	0.84%	5,526
Atmos Energy Corp.	905	0.83%	5,330
Black Hills Corp.	1,938	0.81%	3,915
ONE Gas, Inc.	950	0.47%	3,144
OGE Energy Corp.	3,050	0.80%	1,727
CMS Energy Corp.	1,509	0.70%	1,129
Total Utilities			32,026
Energy
Marathon Petroleum Corp.	607	0.94%	42,756
Valero Energy Corp.	483	0.63%	27,610
PBF Energy, Inc. — Class A	1,048	0.46%	15,640
CNX Resources Corp.	3,980	0.72%	13,908
Devon Energy Corp.	2,324	0.89%	11,285
Exxon Mobil Corp.	691	0.62%	9,622
CVR Energy, Inc.	2,051	0.56%	7,828
Chevron Corp.	558	0.68%	4,116
RPC, Inc.	4,994	0.30%	3,782
Cheniere Energy, Inc.	674	0.83%	2,213
SandRidge Energy, Inc.	3,558	0.40%	1,083
Par Pacific Holdings, Inc.	1,113	0.32%	618
SolarEdge Technologies, Inc.	311	0.17%	(853)
Total Energy			139,608
Basic Materials
Olin Corp.	1,043	0.47%	7,027
Government
Banco Latinoamericano de Comercio Exterior S.A. — Class E	2,415	0.55%	13,260
Total GS Equity Long Custom Basket			$1,535,831

GS EQUITY SHORT CUSTOM BASKET
Utilities
AES Corp.	10,575	(1.21)%	26,084
California Water Service Group	3,851	(1.15)%	23,517
Portland General Electric Co.	4,337	(1.17)%	16,470
Middlesex Water Co.	2,188	(0.74)%	13,821
Alliant Energy Corp.	2,854	(0.92)%	3,723
Ormat Technologies, Inc.	1,786	(0.76)%	(2,490)
American Electric Power Company, Inc.	2,259	(1.24)%	(3,063)
Edison International	971	(0.44)%	(3,241)
PNM Resources, Inc.	2,634	(0.63)%	(5,633)
FirstEnergy Corp.	4,173	(1.03)%	(8,048)
Pinnacle West Capital Corp.	1,841	(0.88)%	(12,189)
Eversource Energy	3,197	(1.22)%	(14,813)
NRG Energy, Inc.	2,923	(1.27)%	(22,710)
Avangrid, Inc.	5,968	(1.39)%	(34,945)
Total Utilities			(23,517)
Consumer, Non-cyclical
Insmed, Inc.	2,872	(0.50)%	1,946
ICF International, Inc.	464	(0.45)%	1,899
Bright Horizons Family Solutions, Inc.	807	(0.59)%	1,045
Acadia Healthcare Company, Inc.	1,729	(0.88)%	(1,116)
Tyson Foods, Inc. — Class A	1,266	(0.48)%	(1,426)
CBIZ, Inc.	1,073	(0.54)%	(2,505)
Flowers Foods, Inc.	5,096	(0.77)%	(2,633)
Paylocity Holding Corp.	403	(0.44)%	(2,769)
McCormick & Company, Inc.	810	(0.40)%	(6,518)
Utz Brands, Inc.	4,423	(0.52)%	(6,800)
U-Haul Holding Co.	984	(0.43)%	(7,183)
Clorox Co.	841	(0.82)%	(7,329)
RB Global, Inc.	1,434	(0.70)%	(16,036)
RxSight, Inc.	1,151	(0.38)%	(17,046)
GXO Logistics, Inc.	4,163	(1.43)%	(19,575)
Spectrum Brands Holdings, Inc.	1,944	(1.11)%	(25,262)
TransUnion	1,546	(0.79)%	(27,573)
Pilgrim's Pride Corp.	5,648	(1.24)%	(55,483)
Total Consumer, Non-cyclical			(194,364)
Basic Materials
Piedmont Lithium, Inc.	6,186	(0.53)%	85,685
Compass Minerals International, Inc.	4,654	(0.47)%	36,611
Novagold Resources, Inc.	25,564	(0.49)%	25,199
Hecla Mining Co.	18,622	(0.57)%	12,251
Air Products and Chemicals, Inc.	284	(0.44)%	(708)
Huntsman Corp.	4,205	(0.70)%	(1,100)
Ecolab, Inc.	217	(0.32)%	(7,342)
ATI, Inc.	1,829	(0.60)%	(17,100)
Element Solutions, Inc.	5,324	(0.85)%	(17,414)
Kronos Worldwide, Inc.	11,505	(0.87)%	(30,549)
Century Aluminum Co.	8,419	(0.83)%	(67,556)
Total Basic Materials			17,977
Financial
Kennedy-Wilson Holdings, Inc.	18,080	(0.99)%	114,140
Americold Realty Trust, Inc.	6,699	(1.07)%	51,489
Sun Communities, Inc.	1,455	(1.20)%	43,276
New York Mortgage Trust, Inc.	15,579	(0.72)%	22,092
Marcus & Millichap, Inc.	5,886	(1.29)%	11,349
Ellington Financial, Inc.	11,717	(0.89)%	10,943
Alexander & Baldwin, Inc.	2,997	(0.32)%	7,503
TFS Financial Corp.	12,980	(1.04)%	6,932
COPT Defense Properties	2,321	(0.36)%	2,682
Equity LifeStyle Properties, Inc.	653	(0.27)%	1,692
Equinix, Inc.	180	(0.95)%	1,589
EastGroup Properties, Inc.	244	(0.28)%	99
Invitation Homes, Inc.	1,357	(0.31)%	(824)
Brighthouse Financial, Inc.	4,291	(1.42)%	(1,424)
Ventas, Inc.	2,379	(0.66)%	(2,006)
Capitol Federal Financial, Inc.	19,640	(0.75)%	(2,022)
Terreno Realty Corp.	1,528	(0.65)%	(2,763)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Iron Mountain, Inc.	2,193	(1.13)%	$(2,926)
Elme Communities	13,251	(1.18)%	(3,072)
PotlatchDeltic Corp.	3,836	(1.15)%	(3,189)
UMH Properties, Inc.	7,171	(0.75)%	(3,989)
American Tower Corp. — Class A	575	(0.73)%	(4,200)
Allstate Corp.	274	(0.30)%	(4,392)
Howard Hughes Holdings, Inc.	2,347	(1.09)%	(5,171)
Digital Realty Trust, Inc.	844	(0.78)%	(6,666)
Moelis & Co. — Class A	1,750	(0.64)%	(8,413)
State Street Corp.	2,066	(1.02)%	(9,264)
Cannae Holdings, Inc.	5,693	(0.81)%	(11,581)
Global Net Lease, Inc.	20,666	(1.03)%	(11,879)
CBRE Group, Inc. — Class A	804	(0.50)%	(13,436)
Apartment Investment and Management Co. — Class A	20,725	(1.09)%	(17,926)
Macerich Co.	7,302	(0.81)%	(21,705)
Welltower, Inc.	2,152	(1.29)%	(24,963)
FTAI Infrastructure, Inc.	9,581	(0.38)%	(25,419)
Carlyle Group, Inc.	3,017	(0.91)%	(30,703)
PennyMac Financial Services, Inc.	1,497	(0.87)%	(32,924)
Merchants Bancorp	3,363	(0.93)%	(35,317)
KKR & Company, Inc. — Class A	1,814	(1.17)%	(71,598)
Total Financial			(83,986)
Energy
Baker Hughes Co.	2,193	(0.47)%	(202)
Dril-Quip, Inc.	7,139	(1.03)%	(213)
Oceaneering International, Inc.	4,675	(0.70)%	(4,678)
Schlumberger N.V.	1,425	(0.50)%	(8,590)
Antero Resources Corp.	4,563	(0.85)%	(9,465)
Helix Energy Solutions Group, Inc.	7,050	(0.49)%	(9,578)
Sitio Royalties Corp. — Class A	4,491	(0.71)%	(12,873)
Valaris Ltd.	2,694	(1.30)%	(19,728)
NOV, Inc.	10,666	(1.33)%	(24,721)
TechnipFMC plc	6,876	(1.10)%	(36,883)
Archrock, Inc.	6,416	(0.81)%	(42,189)
Total Energy			(169,120)
Industrial
NV5 Global, Inc.	675	(0.37)%	4,648
Boeing Co.	495	(0.61)%	2,480
Knight-Swift Transportation Holdings, Inc.	1,294	(0.46)%	2,444
XPO, Inc.	669	(0.52)%	1,561
J.B. Hunt Transport Services, Inc.	323	(0.41)%	777
Exponent, Inc.	1,545	(0.82)%	582
Materion Corp.	400	(0.34)%	546
RXO, Inc.	6,596	(0.92)%	501
Tetra Tech, Inc.	384	(0.45)%	(600)
Norfolk Southern Corp.	343	(0.56)%	(1,801)
Ryder System, Inc.	423	(0.33)%	(2,684)
Kirby Corp.	579	(0.35)%	(3,470)
CH Robinson Worldwide, Inc.	785	(0.38)%	(4,844)
Republic Services, Inc. — Class A	873	(1.07)%	(6,937)
SPX Technologies, Inc.	818	(0.64)%	(7,777)
Stericycle, Inc.	2,934	(0.99)%	(8,629)
Casella Waste Systems, Inc. — Class A	1,861	(1.18)%	(40,535)
Total Industrial			(63,738)
Communications
Boston Omaha Corp. — Class A	5,341	(0.53)%	(2,990)
DoorDash, Inc. — Class A	639	(0.56)%	(27,863)
Total Communications			(30,853)
Technology
Paycor HCM, Inc.	7,632	(0.95)%	17,943
Braze, Inc. — Class A	2,654	(0.75)%	12,628
ROBLOX Corp. — Class A	1,057	(0.26)%	3,200
Take-Two Interactive Software, Inc.	1,348	(1.28)%	2,871
Broadridge Financial Solutions, Inc.	217	(0.28)%	(908)
KBR, Inc.	2,133	(0.87)%	(9,553)
Evolent Health, Inc. — Class A	3,298	(0.69)%	(13,739)
Micron Technology, Inc.	1,076	(0.81)%	(25,711)
Parsons Corp.	1,363	(0.72)%	(36,002)
Total Technology			(49,271)
Consumer, Cyclical
Walgreens Boots Alliance, Inc.	5,557	(0.77)%	26,884
Dollar Tree, Inc.	626	(0.53)%	4,613
LGI Homes, Inc.	750	(0.56)%	469
Tesla, Inc.	96	(0.11)%	(343)
Hyatt Hotels Corp. — Class A	722	(0.74)%	(1,039)
UniFirst Corp.	366	(0.41)%	(2,447)
MarineMax, Inc.	3,766	(0.80)%	(7,577)
Dollar General Corp.	412	(0.41)%	(8,231)
Sonic Automotive, Inc. — Class A	1,638	(0.60)%	(8,879)
DraftKings, Inc. — Class A	1,674	(0.49)%	(10,410)
Copart, Inc.	3,005	(1.11)%	(12,225)
CarMax, Inc.	2,078	(1.16)%	(40,127)
Total Consumer, Cyclical			(59,312)
Total GS Equity Short Custom Basket			$(656,184)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

MS EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Industrial
Boise Cascade Co.	536	0.63%	$42,002
Mueller Industries, Inc.	1,629	0.67%	35,335
Encore Wire Corp.	268	0.54%	22,275
Owens Corning	679	0.87%	20,519
Apogee Enterprises, Inc.	1,749	0.79%	19,058
International Seaways, Inc.	1,639	0.67%	17,394
Scorpio Tankers, Inc.	981	0.54%	17,299
Atkore, Inc.	273	0.40%	15,393
Snap-on, Inc.	149	0.34%	13,658
UFP Industries, Inc.	897	0.85%	13,602
Masco Corp.	1,340	0.81%	10,977
Ardmore Shipping Corp.	3,526	0.44%	10,730
Teekay Tankers Ltd. — Class A	887	0.40%	10,477
Caterpillar, Inc.	331	0.93%	10,366
Argan, Inc.	873	0.34%	9,025
TD SYNNEX Corp.	436	0.38%	8,106
Otis Worldwide Corp.	825	0.63%	5,270
Fortune Brands Innovations, Inc.	590	0.38%	4,804
Teekay Corp.	9,144	0.51%	4,656
AGCO Corp.	581	0.55%	3,035
Lockheed Martin Corp.	96	0.34%	2,905
Graco, Inc.	232	0.17%	1,667
Frontdoor, Inc.	711	0.18%	1,601
Belden, Inc.	237	0.17%	1,226
Advanced Drainage Systems, Inc.	126	0.17%	961
Mettler-Toledo International, Inc.	23	0.23%	932
Lincoln Electric Holdings, Inc.	105	0.21%	211
Albany International Corp. — Class A	223	0.16%	210
Advanced Energy Industries, Inc.	206	0.16%	130
Keysight Technologies, Inc.	292	0.35%	77
Teledyne Technologies, Inc.	49	0.16%	7
Vishay Intertechnology, Inc.	1,116	0.19%	(180)
Total Industrial			303,728
Communications
Alphabet, Inc. — Class C	1,205	1.40%	54,897
IDT Corp. — Class B	2,296	0.67%	27,727
Meta Platforms, Inc. — Class A	81	0.30%	24,453
InterDigital, Inc.	979	0.80%	21,332
Amazon.com, Inc.	374	0.52%	19,465
Verizon Communications, Inc.	2,751	0.89%	17,157
AT&T, Inc.	5,539	0.75%	13,067
T-Mobile US, Inc.	523	0.65%	8,772
Motorola Solutions, Inc.	318	0.87%	7,517
Cisco Systems, Inc.	2,314	0.89%	7,499
eBay, Inc.	1,589	0.64%	3,982
A10 Networks, Inc.	1,625	0.17%	3,157
Booking Holdings, Inc.	9	0.25%	1,593
Match Group, Inc.	991	0.28%	1,298
Spok Holdings, Inc.	1,609	0.20%	(545)
VeriSign, Inc.	183	0.27%	(1,810)
Anterix, Inc.	544	0.14%	(2,274)
Yelp, Inc. — Class A	823	0.25%	(2,683)
Comcast Corp. — Class A	2,087	0.69%	(3,281)
Gogo, Inc.	8,098	0.55%	(6,329)
Ooma, Inc.	6,988	0.46%	(21,138)
Total Communications			173,856
Consumer, Non-cyclical
Merck & Company, Inc.	966	0.98%	24,394
Exelixis, Inc.	4,142	0.75%	15,718
Perdoceo Education Corp.	2,833	0.38%	14,143
PayPal Holdings, Inc.	1,163	0.60%	9,554
Innoviva, Inc.	2,774	0.32%	8,630
AbbVie, Inc.	373	0.52%	8,529
Constellation Brands, Inc. — Class A	343	0.72%	7,808
HCA Healthcare, Inc.	336	0.86%	7,315
Molina Healthcare, Inc.	103	0.32%	7,216
Alarm.com Holdings, Inc.	493	0.27%	6,128
Supernus Pharmaceuticals, Inc.	1,122	0.29%	6,123
Hologic, Inc.	732	0.44%	5,876
Heidrick & Struggles International, Inc.	932	0.24%	5,572
Collegium Pharmaceutical, Inc.	765	0.23%	5,279
Eli Lilly & Co.	27	0.16%	5,221
Agilent Technologies, Inc.	254	0.28%	3,935
Viatris, Inc.	1,668	0.15%	3,751
Johnson & Johnson	636	0.77%	3,019
Royalty Pharma plc — Class A	2,159	0.50%	2,969
United Therapeutics Corp.	441	0.78%	2,508
Organon & Co.	1,665	0.24%	1,721
Dynavax Technologies Corp.	3,172	0.30%	1,598
Abbott Laboratories	949	0.83%	1,594
Amgen, Inc.	186	0.41%	1,338
Medtronic plc	548	0.37%	1,209
Elevance Health, Inc.	52	0.21%	1,023
Neurocrine Biosciences, Inc.	222	0.23%	964
Intuitive Surgical, Inc.	53	0.16%	460
Centene Corp.	345	0.21%	404
Euronet Worldwide, Inc.	224	0.19%	271
Laboratory Corporation of America Holdings	183	0.31%	227
Vertex Pharmaceuticals, Inc.	99	0.32%	199
Simply Good Foods Co.	864	0.23%	(256)
Biogen, Inc.	236	0.39%	(375)
Thermo Fisher Scientific, Inc.	131	0.58%	(404)
IDEXX Laboratories, Inc.	38	0.16%	(665)
Lantheus Holdings, Inc.	323	0.15%	(721)
Jazz Pharmaceuticals plc	340	0.31%	(975)
Incyte Corp.	1,533	0.67%	(3,440)
Bristol-Myers Squibb Co.	2,089	0.87%	(4,875)
Total Consumer, Non-cyclical			152,985
Technology
Microsoft Corp.	307	0.99%	77,210

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Apple, Inc.	748	0.98%	$49,306
NVIDIA Corp.	86	0.60%	40,452
Applied Materials, Inc.	376	0.59%	23,000
International Business Machines Corp.	445	0.65%	20,712
Broadcom, Inc.	20	0.20%	7,979
Skyworks Solutions, Inc.	413	0.34%	5,245
Amdocs Ltd.	1,113	0.77%	4,273
Immersion Corp.	6,305	0.36%	3,966
Teradyne, Inc.	200	0.17%	3,197
Insight Enterprises, Inc.	243	0.35%	2,825
Accenture plc — Class A	305	0.81%	2,551
Digi International, Inc.	713	0.17%	1,880
CEVA, Inc.	917	0.16%	1,753
NetScout Systems, Inc.	1,715	0.29%	1,447
Dropbox, Inc. — Class A	2,910	0.54%	1,104
Box, Inc. — Class A	990	0.22%	958
Crane NXT Co.	368	0.17%	951
Zoom Video Communications, Inc. — Class A	481	0.24%	798
Playtika Holding Corp.	3,582	0.19%	756
Progress Software Corp.	553	0.23%	526
Xerox Holdings Corp.	1,114	0.15%	48
Photronics, Inc.	1,121	0.24%	(174)
Adeia, Inc.	2,553	0.21%	(967)
Teradata Corp.	566	0.17%	(2,477)
Adobe, Inc.	134	0.52%	(12,891)
Total Technology			234,428
Financial
MGIC Investment Corp.	5,227	0.90%	39,963
Essent Group Ltd.	1,924	0.88%	30,343
Mr Cooper Group, Inc.	642	0.38%	18,845
Hartford Financial Services Group, Inc.	1,098	0.87%	13,904
International Bancshares Corp.	1,161	0.50%	12,702
Preferred Bank/Los Angeles CA	789	0.46%	10,394
Synchrony Financial	2,171	0.72%	10,303
Regions Financial Corp.	3,298	0.53%	10,001
Enact Holdings, Inc.	2,943	0.70%	9,321
NMI Holdings, Inc. — Class A	3,477	0.86%	9,207
Loews Corp.	1,206	0.72%	8,885
Innovative Industrial Properties, Inc.	778	0.62%	7,564
Ambac Financial Group, Inc.	5,751	0.69%	6,703
Travelers Companies, Inc.	483	0.85%	6,316
Affiliated Managers Group, Inc.	251	0.32%	6,058
Citizens Financial Group, Inc.	1,176	0.33%	5,388
Walker & Dunlop, Inc.	770	0.60%	5,194
W R Berkley Corp.	500	0.34%	3,469
OneMain Holdings, Inc.	1,139	0.45%	3,350
EZCORP, Inc. — Class A	2,177	0.19%	2,471
Everest Group Ltd.	124	0.38%	2,298
T. Rowe Price Group, Inc.	466	0.44%	2,271
VICI Properties, Inc.	3,099	0.71%	2,172
First BanCorp	2,889	0.39%	1,991
Janus Henderson Group plc	2,147	0.54%	1,648
Bread Financial Holdings, Inc.	1,718	0.49%	1,452
Westamerica BanCorp	644	0.24%	623
Federated Hermes, Inc. — Class B	912	0.25%	(152)
Employers Holdings, Inc.	1,049	0.37%	(202)
PJT Partners, Inc. — Class A	261	0.19%	(1,416)
Hanmi Financial Corp.	1,366	0.17%	(4,137)
Apartment Income REIT Corp.	3,311	0.82%	(4,962)
Total Financial			221,967
Consumer, Cyclical
Allison Transmission Holdings, Inc.	952	0.59%	39,404
Lennar Corp. — Class A	651	0.86%	23,158
Taylor Morrison Home Corp. — Class A	1,783	0.85%	23,137
M/I Homes, Inc.	384	0.40%	19,614
PulteGroup, Inc.	335	0.31%	15,918
Brunswick Corp.	570	0.42%	14,758
Monarch Casino & Resort, Inc.	1,297	0.75%	12,923
KB Home	538	0.29%	12,059
PACCAR, Inc.	596	0.57%	11,744
Gentex Corp.	2,259	0.63%	11,497
GMS, Inc.	1,122	0.84%	10,302
Build-A-Bear Workshop, Inc. — Class A	1,206	0.28%	8,867
Ethan Allen Interiors, Inc.	1,687	0.45%	7,625
MSC Industrial Direct Company, Inc. — Class A	1,019	0.76%	6,827
Autoliv, Inc.	531	0.49%	5,885
Lowe's Companies, Inc.	454	0.89%	5,710
Wabash National Corp.	2,016	0.46%	5,674
Oxford Industries, Inc.	323	0.28%	5,021
Tri Pointe Homes, Inc.	1,127	0.33%	4,726
Harley-Davidson, Inc.	1,172	0.39%	4,504
Polaris, Inc.	401	0.31%	4,136
Buckle, Inc.	907	0.28%	2,086
Darden Restaurants, Inc.	341	0.44%	1,911
Cavco Industries, Inc.	57	0.17%	1,845
Chipotle Mexican Grill, Inc. — Class A	9	0.20%	1,780
Vail Resorts, Inc.	157	0.27%	1,679
Ralph Lauren Corp. — Class A	146	0.21%	976
Home Depot, Inc.	225	0.66%	908
Wendy's Co.	2,215	0.32%	749
Deckers Outdoor Corp.	23	0.17%	606
Columbia Sportswear Co.	649	0.40%	476
Visteon Corp.	206	0.19%	183
MasterCraft Boat Holdings, Inc.	1,411	0.26%	96
Golden Entertainment, Inc.	1,527	0.43%	(282)
Aptiv plc	505	0.31%	(319)
Dine Brands Global, Inc.	480	0.17%	(1,731)
McDonald's Corp.	389	0.84%	(4,160)
Total Consumer, Cyclical			260,292

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Utilities
Public Service Enterprise Group, Inc.	1,616	0.83%	$11,070
National Fuel Gas Co.	2,043	0.84%	5,564
Atmos Energy Corp.	905	0.83%	5,236
Black Hills Corp.	1,938	0.81%	4,262
ONE Gas, Inc.	950	0.47%	3,199
OGE Energy Corp.	3,050	0.80%	1,983
CMS Energy Corp.	1,509	0.70%	1,569
Total Utilities			32,883
Energy
Marathon Petroleum Corp.	607	0.94%	42,741
Valero Energy Corp.	483	0.63%	27,658
PBF Energy, Inc. — Class A	1,048	0.46%	15,669
CNX Resources Corp.	3,980	0.72%	14,100
Devon Energy Corp.	2,324	0.89%	11,441
Exxon Mobil Corp.	691	0.62%	9,855
CVR Energy, Inc.	2,051	0.56%	7,814
Chevron Corp.	558	0.68%	4,206
RPC, Inc.	4,994	0.30%	3,894
Cheniere Energy, Inc.	674	0.83%	2,326
SandRidge Energy, Inc.	3,558	0.40%	1,130
Par Pacific Holdings, Inc.	1,113	0.32%	433
SolarEdge Technologies, Inc.	311	0.17%	(869)
Total Energy			140,398
Basic Materials
Olin Corp.	1,043	0.47%	7,045
Total Basic Materials			7,045
Government
Banco Latinoamericano de Comercio Exterior S.A. — Class E	2,415	0.55%	13,865
Total MS Equity Long Custom Basket			$1,541,447

MS EQUITY SHORT CUSTOM BASKET
Utilities
AES Corp.	10,575	(1.20)%	25,010
California Water Service Group	3,851	(1.13)%	23,675
Portland General Electric Co.	4,337	(1.15)%	16,439
Middlesex Water Co.	2,188	(0.73)%	13,710
Alliant Energy Corp.	2,854	(0.91)%	3,703
Ormat Technologies, Inc.	1,786	(0.75)%	(2,803)
Edison International	971	(0.44)%	(3,133)
American Electric Power Company, Inc.	2,259	(1.23)%	(3,403)
PNM Resources, Inc.	2,634	(0.63)%	(5,693)
FirstEnergy Corp.	4,173	(1.02)%	(7,765)
Pinnacle West Capital Corp.	1,841	(0.87)%	(11,994)
Eversource Energy	3,197	(1.21)%	(14,020)
NRG Energy, Inc.	2,923	(1.25)%	(22,224)
Avangrid, Inc.	5,968	(1.38)%	(35,277)
Total Utilities			(23,775)
Consumer, Non-cyclical
ICF International, Inc.	464	(0.44)%	1,937
Insmed, Inc.	2,872	(0.49)%	1,902
Bright Horizons Family Solutions, Inc.	807	(0.58)%	907
Acadia Healthcare Company, Inc.	1,729	(0.87)%	(984)
Tyson Foods, Inc. — Class A	1,266	(0.47)%	(1,579)
Flowers Foods, Inc.	5,096	(0.77)%	(2,769)
CBIZ, Inc.	1,073	(0.53)%	(2,915)
Paylocity Holding Corp.	403	(0.44)%	(3,018)
McCormick & Company, Inc.	810	(0.39)%	(6,384)
Utz Brands, Inc.	4,423	(0.52)%	(6,903)
Clorox Co.	841	(0.82)%	(7,273)
U-Haul Holding Co.	984	(0.42)%	(7,300)
RB Global, Inc.	1,434	(0.69)%	(15,978)
RxSight, Inc.	1,151	(0.38)%	(17,403)
GXO Logistics, Inc.	4,163	(1.42)%	(21,068)
Spectrum Brands Holdings, Inc.	1,944	(1.10)%	(24,902)
TransUnion	1,546	(0.78)%	(27,559)
Pilgrim's Pride Corp.	5,648	(1.23)%	(55,408)
Total Consumer, Non-cyclical			(196,697)
Basic Materials
Piedmont Lithium, Inc.	6,186	(0.52)%	85,552
Compass Minerals International, Inc.	4,654	(0.46)%	36,973
Novagold Resources, Inc.	25,564	(0.49)%	25,196
Hecla Mining Co.	18,622	(0.57)%	12,178
Air Products and Chemicals, Inc.	284	(0.44)%	(770)
Huntsman Corp.	4,205	(0.69)%	(1,060)
Ecolab, Inc.	217	(0.32)%	(7,336)
ATI, Inc.	1,829	(0.59)%	(17,280)
Element Solutions, Inc.	5,324	(0.84)%	(17,318)
Kronos Worldwide, Inc.	11,505	(0.86)%	(30,303)
Century Aluminum Co.	8,419	(0.82)%	(67,223)
Total Basic Materials			18,609
Financial
Kennedy-Wilson Holdings, Inc.	18,080	(0.98)%	114,669
Americold Realty Trust, Inc.	6,699	(1.06)%	51,738
Sun Communities, Inc.	1,455	(1.19)%	43,254
New York Mortgage Trust, Inc.	15,579	(0.71)%	22,321
Marcus & Millichap, Inc.	5,886	(1.28)%	11,425
Ellington Financial, Inc.	11,717	(0.88)%	10,980
Alexander & Baldwin, Inc.	2,997	(0.31)%	7,520
TFS Financial Corp.	12,980	(1.03)%	7,074
COPT Defense Properties	2,321	(0.36)%	2,660
Equinix, Inc.	180	(0.94)%	1,851
Equity LifeStyle Properties, Inc.	653	(0.27)%	1,721
EastGroup Properties, Inc.	244	(0.28)%	93
Invitation Homes, Inc.	1,357	(0.31)%	(872)
Brighthouse Financial, Inc.	4,291	(1.40)%	(1,368)
Ventas, Inc.	2,379	(0.66)%	(1,548)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Capitol Federal Financial, Inc.	19,640	(0.74)%	$(1,895)
Iron Mountain, Inc.	2,193	(1.12)%	(3,146)
Elme Communities	13,251	(1.17)%	(3,312)
PotlatchDeltic Corp.	3,836	(1.14)%	(3,381)
Terreno Realty Corp.	1,528	(0.64)%	(3,558)
UMH Properties, Inc.	7,171	(0.74)%	(4,078)
American Tower Corp. — Class A	575	(0.72)%	(4,228)
Allstate Corp.	274	(0.30)%	(4,358)
Howard Hughes Holdings, Inc.	2,347	(1.08)%	(5,203)
Digital Realty Trust, Inc.	844	(0.77)%	(6,726)
Moelis & Co. — Class A	1,750	(0.63)%	(7,991)
State Street Corp.	2,066	(1.01)%	(9,216)
Cannae Holdings, Inc.	5,693	(0.80)%	(11,446)
Global Net Lease, Inc.	20,666	(1.02)%	(11,817)
CBRE Group, Inc. — Class A	804	(0.50)%	(13,439)
Apartment Investment and Management Co. — Class A	20,725	(1.08)%	(17,722)
Macerich Co.	7,302	(0.80)%	(21,256)
Welltower, Inc.	2,152	(1.27)%	(24,888)
FTAI Infrastructure, Inc.	9,581	(0.38)%	(25,426)
Carlyle Group, Inc.	3,017	(0.90)%	(30,396)
PennyMac Financial Services, Inc.	1,497	(0.86)%	(33,070)
Merchants Bancorp	3,363	(0.92)%	(35,483)
KKR & Company, Inc. — Class A	1,814	(1.16)%	(71,504)
Total Financial			(82,021)
Energy
Dril-Quip, Inc.	7,139	(1.02)%	(40)
Baker Hughes Co.	2,193	(0.47)%	(436)
Oceaneering International, Inc.	4,675	(0.69)%	(4,884)
Schlumberger N.V.	1,425	(0.50)%	(8,684)
Antero Resources Corp.	4,563	(0.84)%	(9,275)
Helix Energy Solutions Group, Inc.	7,050	(0.48)%	(9,787)
Sitio Royalties Corp. — Class A	4,491	(0.70)%	(12,817)
Valaris Ltd.	2,694	(1.29)%	(19,864)
NOV, Inc.	10,666	(1.32)%	(24,490)
TechnipFMC plc	6,876	(1.09)%	(36,907)
Archrock, Inc.	6,416	(0.80)%	(42,254)
Total Energy			(169,438)
Industrial
NV5 Global, Inc.	675	(0.45)%	4,774
Knight-Swift Transportation Holdings, Inc.	1,294	(0.45)%	2,475
Boeing Co.	495	(0.61)%	2,444
XPO, Inc.	669	(0.52)%	1,013
RXO, Inc.	6,596	(0.91)%	908
J.B. Hunt Transport Services, Inc.	323	(0.41)%	451
Materion Corp.	400	(0.33)%	262
Exponent, Inc.	1,545	(0.81)%	58
Tetra Tech, Inc.	384	(0.45)%	(856)
Norfolk Southern Corp.	343	(0.55)%	(1,808)
Ryder System, Inc.	423	(0.32)%	(2,961)
Kirby Corp.	579	(0.35)%	(3,627)
CH Robinson Worldwide, Inc.	785	(0.38)%	(4,879)
Republic Services, Inc. — Class A	873	(1.06)%	(7,094)
SPX Technologies, Inc.	818	(0.64)%	(8,013)
Stericycle, Inc.	2,934	(0.98)%	(8,590)
Casella Waste Systems, Inc. — Class A	1,861	(1.17)%	(40,560)
Total Industrial			(66,003)
Communications
Boston Omaha Corp. — Class A	5,341	(0.52)%	(2,627)
DoorDash, Inc. — Class A	639	(0.56)%	(27,912)
Total Communications			(30,539)
Technology
Paycor HCM, Inc.	7,632	(0.94)%	18,048
Privia Health Group, Inc.	7,310	(0.91)%	15,694
Braze, Inc. — Class A	2,654	(0.75)%	12,470
ROBLOX Corp. — Class A	1,057	(0.26)%	3,120
Take-Two Interactive Software, Inc.	1,348	(1.27)%	2,939
Broadridge Financial Solutions, Inc.	217	(0.28)%	(904)
KBR, Inc.	2,133	(0.86)%	(9,670)
Evolent Health, Inc. — Class A	3,298	(0.69)%	(13,757)
Micron Technology, Inc.	1,076	(0.80)%	(25,736)
Parsons Corp.	1,363	(0.72)%	(35,993)
Total Technology			(33,789)
Consumer, Cyclical
Walgreens Boots Alliance, Inc.	5,557	(0.76)%	26,758
Dollar Tree, Inc.	626	(0.53)%	4,511
LGI Homes, Inc.	750	(0.55)%	489
Tesla, Inc.	96	(0.11)%	(343)
Hyatt Hotels Corp. — Class A	722	(0.73)%	(1,291)
UniFirst Corp.	366	(0.40)%	(2,530)
MarineMax, Inc.	3,766	(0.79)%	(7,729)
Dollar General Corp.	412	(0.41)%	(8,145)
Sonic Automotive, Inc. — Class A	1,638	(0.59)%	(9,007)
DraftKings, Inc. — Class A	1,674	(0.48)%	(10,453)
Copart, Inc.	3,005	(1.10)%	(12,422)
CarMax, Inc.	2,078	(1.15)%	(40,100)
Total Consumer, Cyclical			(60,262)
Total MS Equity Short Custom Basket			$(643,915)

Mid-Cap 1.5x Strategy Fund SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
COMMON STOCKS† - 74.9%
Industrial - 17.2%
Carlisle Companies, Inc.	64	$25,078
EMCOR Group, Inc.	62	21,713
Graco, Inc.	222	20,748
Lennox International, Inc.	42	20,528
Saia, Inc.*	35	20,475
Owens Corning	117	19,516
Lincoln Electric Holdings, Inc.	75	19,158
XPO, Inc.*	153	18,671
TopBuild Corp.*	42	18,511
AECOM	179	17,556
nVent Electric plc	218	16,437
Regal Rexnord Corp.	87	15,669
Advanced Drainage Systems, Inc.	90	15,502
Comfort Systems USA, Inc.	47	14,932
ITT, Inc.	108	14,691
Trex Company, Inc.*	143	14,264
Fortune Brands Innovations, Inc.	166	14,055
Clean Harbors, Inc.*	66	13,286
Tetra Tech, Inc.	70	12,930
Curtiss-Wright Corp.	50	12,797
Toro Co.	137	12,553
Crown Holdings, Inc.	158	12,523
AptarGroup, Inc.	87	12,518
BWX Technologies, Inc.	120	12,315
Eagle Materials, Inc.	45	12,229
Woodward, Inc.	79	12,175
Donaldson Company, Inc.	158	11,800
Graphic Packaging Holding Co.	403	11,760
Knight-Swift Transportation Holdings, Inc.	212	11,664
Simpson Manufacturing Company, Inc.	56	11,490
Middleby Corp.*	71	11,416
Acuity Brands, Inc.	40	10,749
Oshkosh Corp.	86	10,725
Coherent Corp.*	174	10,548
RBC Bearings, Inc.*	38	10,273
AGCO Corp.	82	10,088
Applied Industrial Technologies, Inc.	51	10,075
UFP Industries, Inc.	81	9,964
Cognex Corp.	227	9,629
Universal Display Corp.	57	9,602
MSA Safety, Inc.	49	9,486
Fluor Corp.*	224	9,471
Berry Global Group, Inc.	153	9,253
Vontier Corp.	203	9,208
Arrow Electronics, Inc.*	71	9,192
Landstar System, Inc.	47	9,060
Chart Industries, Inc.*	55	9,060
Crane Co.	64	8,648
TD SYNNEX Corp.	75	8,483
Esab Corp.	75	8,293
Novanta, Inc.*	47	8,214
Hexcel Corp.	111	8,086
Littelfuse, Inc.	33	7,998
Flowserve Corp.	173	7,903
Watts Water Technologies, Inc. — Class A	36	7,652
Sonoco Products Co.	129	7,461
MasTec, Inc.*	80	7,460
Kirby Corp.*	78	7,435
Timken Co.	85	7,431
Sensata Technologies Holding plc	199	7,311
Louisiana-Pacific Corp.	84	7,048
Ryder System, Inc.	58	6,971
MDU Resources Group, Inc.	268	6,753
Stericycle, Inc.*	122	6,436
GATX Corp.	47	6,299
Valmont Industries, Inc.	27	6,164
Knife River Corp.*	74	6,000
Avnet, Inc.	119	5,900
Terex Corp.	88	5,667
Exponent, Inc.	67	5,540
Silgan Holdings, Inc.	107	5,196
Belden, Inc.	55	5,093
EnerSys	53	5,006
Vishay Intertechnology, Inc.	166	3,765
Werner Enterprises, Inc.	84	3,286
Greif, Inc. — Class A	34	2,348
Total Industrial		825,190
Financial - 16.7%
Fidelity National Financial, Inc.	340	18,054
Reinsurance Group of America, Inc. — Class A	87	16,781
WP Carey, Inc. REIT	288	16,255
RenaissanceRe Holdings Ltd.	69	16,217
Gaming and Leisure Properties, Inc. REIT	351	16,171
Equity LifeStyle Properties, Inc. REIT	245	15,778
Interactive Brokers Group, Inc. — Class A	141	15,751
Equitable Holdings, Inc.	413	15,698
American Homes 4 Rent — Class A REIT	419	15,411
Kinsale Capital Group, Inc.	29	15,217
East West Bancorp, Inc.	186	14,714
Ally Financial, Inc.	357	14,491
Rexford Industrial Realty, Inc. REIT	277	13,933
Lamar Advertising Co. — Class A REIT	115	13,732
CubeSmart REIT	296	13,385
Carlyle Group, Inc.	285	13,369
Erie Indemnity Co. — Class A	33	13,252
Annaly Capital Management, Inc. REIT	658	12,956
Unum Group	239	12,825
Jones Lang LaSalle, Inc.*	63	12,291
American Financial Group, Inc.	86	11,737
Primerica, Inc.	46	11,636
Webster Financial Corp.	226	11,474
First Horizon Corp.	736	11,334
EastGroup Properties, Inc. REIT	63	11,326
Old Republic International Corp.	343	10,537
Stifel Financial Corp.	134	10,475
NNN REIT, Inc.	240	10,258

Mid-Cap 1.5x Strategy Fund SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
COMMON STOCKS† - 74.9% (continued)
Financial - 16.7% (continued)
Omega Healthcare Investors, Inc. REIT	323	$10,229
Voya Financial, Inc.	136	10,053
Jefferies Financial Group, Inc.	223	9,834
Cullen/Frost Bankers, Inc.	85	9,568
SEI Investments Co.	131	9,419
Brixmor Property Group, Inc. REIT	396	9,286
STAG Industrial, Inc. REIT	239	9,187
First Industrial Realty Trust, Inc. REIT	174	9,142
Evercore, Inc. — Class A	46	8,859
Houlihan Lokey, Inc.	69	8,845
Selective Insurance Group, Inc.	80	8,734
Pinnacle Financial Partners, Inc.	100	8,588
SouthState Corp.	100	8,503
Zions Bancorp North America	195	8,463
Wintrust Financial Corp.	81	8,456
Essent Group Ltd.	140	8,331
First American Financial Corp.	136	8,303
Commerce Bancshares, Inc.	156	8,299
Prosperity Bancshares, Inc.	123	8,091
MGIC Investment Corp.	359	8,027
Starwood Property Trust, Inc. REIT	392	7,969
RLI Corp.	53	7,869
Synovus Financial Corp.	193	7,732
Agree Realty Corp. REIT	132	7,540
Affiliated Managers Group, Inc.	45	7,536
Healthcare Realty Trust, Inc. REIT	501	7,089
Cadence Bank	240	6,960
Old National Bancorp	385	6,703
FNB Corp.	472	6,655
Western Union Co.	461	6,445
Hanover Insurance Group, Inc.	47	6,400
United Bankshares, Inc.	177	6,335
SLM Corp.	290	6,319
Bank OZK	138	6,273
Kite Realty Group Trust REIT	289	6,266
Apartment Income REIT Corp.	190	6,169
Home BancShares, Inc.	247	6,069
Vornado Realty Trust REIT	210	6,042
Rayonier, Inc. REIT	180	5,983
Glacier Bancorp, Inc.	146	5,881
Janus Henderson Group plc	174	5,723
First Financial Bankshares, Inc.	169	5,545
Columbia Banking System, Inc.	275	5,321
Hancock Whitney Corp.	113	5,203
Kilroy Realty Corp. REIT	141	5,137
UMB Financial Corp.	57	4,958
Kemper Corp.	80	4,954
PotlatchDeltic Corp. REIT	104	4,890
Park Hotels & Resorts, Inc. REIT	276	4,827
Cousins Properties, Inc. REIT	200	4,808
Independence Realty Trust, Inc. REIT	295	4,758
Sabra Health Care REIT, Inc.	304	4,490
Valley National Bancorp	561	4,466
Brighthouse Financial, Inc.*	85	4,381
Associated Banc-Corp.	196	4,216
EPR Properties REIT	99	4,203
National Storage Affiliates Trust REIT	102	3,994
CNO Financial Group, Inc.	144	3,957
International Bancshares Corp.	70	3,930
Federated Hermes, Inc. — Class B	108	3,901
Texas Capital Bancshares, Inc.*	62	3,816
COPT Defense Properties REIT	148	3,577
New York Community Bancorp, Inc.[1]	950	3,059
Total Financial		801,624
Consumer, Cyclical - 12.4%
Williams-Sonoma, Inc.	84	26,673
Burlington Stores, Inc.*	84	19,504
Floor & Decor Holdings, Inc. — Class A*	140	18,147
Toll Brothers, Inc.	137	17,724
Watsco, Inc.	41	17,711
Dick’s Sporting Goods, Inc.	77	17,314
Casey’s General Stores, Inc.	49	15,604
Wingstop, Inc.	39	14,290
Texas Roadhouse, Inc. — Class A	88	13,593
BJ’s Wholesale Club Holdings, Inc.*	176	13,314
Five Below, Inc.*	73	13,241
Tempur Sealy International, Inc.	227	12,898
Core & Main, Inc. — Class A*	225	12,881
Light & Wonder, Inc. — Class A*	119	12,149
Autoliv, Inc.	97	11,682
Crocs, Inc.*	80	11,504
Aramark	345	11,219
Vail Resorts, Inc.	50	11,142
PVH Corp.	79	11,108
Gentex Corp.	307	11,089
Churchill Downs, Inc.	89	11,014
Lear Corp.	75	10,866
Lithia Motors, Inc. — Class A	36	10,831
Skechers USA, Inc. — Class A*	176	10,782
Murphy USA, Inc.	25	10,480
WESCO International, Inc.	58	9,934
Hyatt Hotels Corp. — Class A	58	9,258
Mattel, Inc.*	465	9,212
Brunswick Corp.	91	8,783
Taylor Morrison Home Corp. — Class A*	141	8,766
Whirlpool Corp.	72	8,613
Wyndham Hotels & Resorts, Inc.	109	8,366
Thor Industries, Inc.	70	8,214
Gap, Inc.	283	7,797
Harley-Davidson, Inc.	167	7,305
Macy’s, Inc.	361	7,216
Planet Fitness, Inc. — Class A*	112	7,015
Polaris, Inc.	70	7,008
RH*	20	6,965
Capri Holdings Ltd.*	153	6,931
KB Home	97	6,875

Mid-Cap 1.5x Strategy Fund SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
COMMON STOCKS† - 74.9% (continued)
Consumer, Cyclical - 12.4% (continued)
TKO Group Holdings, Inc.	79	$6,826
Dolby Laboratories, Inc. — Class A	78	6,534
Ollie’s Bargain Outlet Holdings, Inc.*	81	6,445
FirstCash Holdings, Inc.	49	6,249
Boyd Gaming Corp.	91	6,126
MSC Industrial Direct Company, Inc. — Class A	60	5,822
AutoNation, Inc.*	34	5,630
Goodyear Tire & Rubber Co.*	373	5,121
Travel + Leisure Co.	95	4,651
Marriott Vacations Worldwide Corp.	43	4,632
Hilton Grand Vacations, Inc.*	94	4,438
GameStop Corp. — Class A*,1	354	4,432
YETI Holdings, Inc.*	114	4,395
Visteon Corp.*	37	4,352
Penske Automotive Group, Inc.	26	4,212
Choice Hotels International, Inc.[1]	33	4,169
Wendy’s Co.	220	4,145
Scotts Miracle-Gro Co. — Class A	55	4,102
Carter’s, Inc.	48	4,065
Adient plc*	120	3,950
Columbia Sportswear Co.	45	3,653
Penn Entertainment, Inc.*	196	3,569
Leggett & Platt, Inc.	176	3,371
Fox Factory Holding Corp.*	56	2,916
Nordstrom, Inc.	128	2,595
Under Armour, Inc. — Class A*	249	1,837
Under Armour, Inc. — Class C*	251	1,792
Total Consumer, Cyclical		595,047
Consumer, Non-cyclical - 11.3%
Neurocrine Biosciences, Inc.*	131	18,067
Celsius Holdings, Inc.*	195	16,169
US Foods Holding Corp.*	298	16,083
Shockwave Medical, Inc.*	49	15,956
Performance Food Group Co.*	205	15,301
Service Corporation International	194	14,397
elf Beauty, Inc.*	73	14,310
United Therapeutics Corp.*	62	14,243
Tenet Healthcare Corp.*	134	14,085
WEX, Inc.*	56	13,302
Chemed Corp.	20	12,838
Medpace Holdings, Inc.*	31	12,529
Repligen Corp.*	68	12,507
Bruker Corp.	122	11,461
Penumbra, Inc.*	51	11,382
Encompass Health Corp.	132	10,900
Morningstar, Inc.	34	10,485
BellRing Brands, Inc.*	172	10,153
Ingredion, Inc.	86	10,049
Jazz Pharmaceuticals plc*	83	9,995
Paylocity Holding Corp.*	57	9,796
Darling Ingredients, Inc.*	210	9,767
FTI Consulting, Inc.*	46	9,673
Acadia Healthcare Company, Inc.*	121	9,586
Exelixis, Inc.*	399	9,468
HealthEquity, Inc.*	113	9,224
Cytokinetics, Inc.*	129	9,044
H&R Block, Inc.	184	9,036
Sprouts Farmers Market, Inc.*	134	8,640
Masimo Corp.*	58	8,517
GXO Logistics, Inc.*	157	8,440
Globus Medical, Inc. — Class A*	152	8,153
Option Care Health, Inc.*	233	7,815
Valvoline, Inc.*	171	7,621
Halozyme Therapeutics, Inc.*	174	7,078
Post Holdings, Inc.*	66	7,015
Euronet Worldwide, Inc.*	58	6,376
Flowers Foods, Inc.	253	6,009
Coty, Inc. — Class A*	495	5,920
Perrigo Company plc	178	5,730
Haemonetics Corp.*	67	5,718
Lancaster Colony Corp.	27	5,606
Lantheus Holdings, Inc.*	90	5,602
Brink’s Co.	59	5,450
Grand Canyon Education, Inc.*	39	5,312
Insperity, Inc.	47	5,152
Coca-Cola Consolidated, Inc.	6	5,079
ManpowerGroup, Inc.	64	4,969
Envista Holdings Corp.*	226	4,832
Roivant Sciences Ltd.*	444	4,680
Arrowhead Pharmaceuticals, Inc.*	163	4,662
Azenta, Inc.*	73	4,400
Progyny, Inc.*	110	4,197
Neogen Corp.*	259	4,087
Enovis Corp.*	65	4,059
LivaNova plc*	71	3,972
Amedisys, Inc.*	43	3,963
Graham Holdings Co. — Class B	5	3,838
Grocery Outlet Holding Corp.*	131	3,770
Boston Beer Company, Inc. — Class A*	12	3,653
Helen of Troy Ltd.*	31	3,573
R1 RCM, Inc.*	259	3,336
Integra LifeSciences Holdings Corp.*	90	3,191
QuidelOrtho Corp.*	65	3,116
Avis Budget Group, Inc.	24	2,939
Sotera Health Co.*	164	1,970
Pilgrim’s Pride Corp.*	53	1,819
Hertz Global Holdings, Inc.*	173	1,355
Total Consumer, Non-cyclical		541,420
Technology - 5.9%
Pure Storage, Inc. — Class A*	391	20,328
Manhattan Associates, Inc.*	81	20,269
Dynatrace, Inc.*	316	14,675
Lattice Semiconductor Corp.*	182	14,238
Onto Innovation, Inc.*	65	11,770
KBR, Inc.	178	11,331
MKS Instruments, Inc.	83	11,039
CACI International, Inc. — Class A*	29	10,986
Science Applications International Corp.	69	8,997
Rambus, Inc.*	142	8,777
Dropbox, Inc. — Class A*	337	8,189

Mid-Cap 1.5x Strategy Fund SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
COMMON STOCKS† - 74.9% (continued)
Technology - 5.9% (continued)
Qualys, Inc.*	48	$8,010
Aspen Technology, Inc.*	37	7,891
Genpact Ltd.	217	7,150
ExlService Holdings, Inc.*	217	6,901
MACOM Technology Solutions Holdings, Inc.*	72	6,886
Maximus, Inc.	80	6,712
Appfolio, Inc. — Class A*	27	6,662
Kyndryl Holdings, Inc.*	303	6,593
Cirrus Logic, Inc.*	71	6,572
ASGN, Inc.*	62	6,495
ZoomInfo Technologies, Inc. — Class A*	390	6,252
Silicon Laboratories, Inc.*	42	6,036
CommVault Systems, Inc.*	57	5,781
Power Integrations, Inc.	75	5,366
Synaptics, Inc.*	52	5,073
Teradata Corp.*	129	4,988
Wolfspeed, Inc.*	166	4,897
Amkor Technology, Inc.	136	4,385
Doximity, Inc. — Class A*	161	4,333
Lumentum Holdings, Inc.*	89	4,214
Concentrix Corp.	62	4,106
Blackbaud, Inc.*	55	4,078
Crane NXT Co.	64	3,962
IPG Photonics Corp.*	39	3,537
Allegro MicroSystems, Inc.*	94	2,534
Total Technology		280,013
Energy - 4.0%
Ovintiv, Inc.	333	17,283
Chesapeake Energy Corp.[1]	146	12,969
HF Sinclair Corp.	205	12,376
Southwestern Energy Co.*	1,450	10,991
Weatherford International plc*	95	10,965
Range Resources Corp.	318	10,949
Antero Resources Corp.*	372	10,788
Permian Resources Corp.	606	10,702
NOV, Inc.	519	10,131
Matador Resources Co.	146	9,748
Chord Energy Corp.	54	9,625
ChampionX Corp.	252	9,044
Murphy Oil Corp.	191	8,729
Civitas Resources, Inc.	113	8,578
PBF Energy, Inc. — Class A	143	8,232
DT Midstream, Inc.	128	7,821
Equitrans Midstream Corp.	570	7,119
Antero Midstream Corp.	448	6,299
Valaris Ltd.*	83	6,246
CNX Resources Corp.*	200	4,744
Total Energy		193,339
Basic Materials - 3.4%
Reliance, Inc.	76	25,398
RPM International, Inc.	170	20,221
Cleveland-Cliffs, Inc.*	656	14,917
United States Steel Corp.	295	12,030
Royal Gold, Inc.	86	10,476
Axalta Coating Systems Ltd.*	290	9,973
Olin Corp.	158	9,290
Commercial Metals Co.	153	8,992
Alcoa Corp.	235	7,940
Cabot Corp.	73	6,731
Ashland, Inc.	66	6,426
Westlake Corp.	42	6,418
Arcadium Lithium plc*	1,357	5,849
NewMarket Corp.	9	5,712
Avient Corp.	120	5,208
Chemours Co.	195	5,121
MP Materials Corp.*	190	2,717
Total Basic Materials		163,419
Utilities - 2.5%
Vistra Corp.	442	30,785
Essential Utilities, Inc.	331	12,264
OGE Energy Corp.	264	9,055
UGI Corp.	276	6,773
National Fuel Gas Co.	121	6,500
IDACORP, Inc.	67	6,224
Southwest Gas Holdings, Inc.	79	6,014
Portland General Electric Co.	133	5,586
New Jersey Resources Corp.	129	5,535
Black Hills Corp.	89	4,859
ONE Gas, Inc.	73	4,711
Ormat Technologies, Inc.	71	4,700
ALLETE, Inc.	76	4,533
Spire, Inc.	72	4,419
PNM Resources, Inc.	113	4,253
Northwestern Energy Group, Inc.	81	4,125
Total Utilities		120,336
Communications - 1.5%
GoDaddy, Inc. — Class A*	185	21,956
Ciena Corp.*	191	9,445
New York Times Co. — Class A	215	9,292
Nexstar Media Group, Inc. — Class A	42	7,236
Frontier Communications Parent, Inc.*	291	7,130
Iridium Communications, Inc.	163	4,264
TEGNA, Inc.	259	3,870
Ziff Davis, Inc.*	61	3,845
Cable One, Inc.	6	2,539
Total Communications		69,577
Total Common Stocks
(Cost $2,463,781)		3,589,965

MUTUAL FUNDS† - 5.0%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	15,965	158,215
Guggenheim Strategy Fund II2	3,259	80,160
Total Mutual Funds
(Cost $231,938)		238,375

Mid-Cap 1.5x Strategy Fund SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Face Amount	Value
U.S. TREASURY BILLS†† - 0.6%
U.S. Treasury Bills
5.17% due 04/16/24[3,4]	$30,000	$29,934
Total U.S. Treasury Bills
(Cost $29,934)		29,934

REPURCHASE AGREEMENTS††,5 - 13.2%
J.P. Morgan Securities LLC issued 03/28/24 at 5.31% due 04/01/24[6]	364,356	364,356
BofA Securities, Inc. issued 03/28/24 at 5.31% due 04/01/24[6]	140,137	140,137
Barclays Capital, Inc. issued 03/28/24 at 5.30% due 04/01/24[6]	127,022	127,022
Total Repurchase Agreements
(Cost $631,515)		$631,515

	Shares
SECURITIES LENDING COLLATERAL†,7 - 0.4%
Money Market Fund
First American Government Obligations Fund - Class X, 5.23%[8]	19,507	19,507
Total Securities Lending Collateral
(Cost $19,507)		19,507
Total Investments - 94.1%
(Cost $3,376,675)		$4,509,296
Other Assets & Liabilities, net - 5.9%		284,480
Total Net Assets - 100.0%		$4,793,776

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
S&P MidCap 400 Index Mini Futures Contracts	2	Jun 2024	$615,160	$20,497

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	S&P MidCap 400 Index	Pay	5.58% (Federal Funds Rate + 0.25%)	At Maturity	06/26/24	753	$2,294,990	$40,406
Barclays Bank plc	S&P MidCap 400 Index	Pay	5.88% (SOFR + 0.55%)	At Maturity	06/25/24	162	494,167	16,970
BNP Paribas	S&P MidCap 400 Index	Pay	5.78% (Federal Funds Rate + 0.45%)	At Maturity	06/26/24	71	214,990	4,711
							$3,004,147	$62,087

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	All or a portion of this security is on loan at March 31, 2024 — See Note 5.
2	Affiliated issuer.
3	All or a portion of this security is pledged as futures collateral at March 31, 2024.
4	Rate indicated is the effective yield at the time of purchase.
5	Repurchase Agreements — See Note 4.
6	All or a portion of this security is pledged as equity index swap collateral at March 31, 2024.
7	Securities lending collateral — See Note 5.
8	Rate indicated is the 7-day yield as of March 31, 2024.

plc — Public Limited Company

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

Mid-Cap 1.5x Strategy Fund SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$3,589,965	$—	$—	$3,589,965
Mutual Funds	238,375	—	—	238,375
U.S. Treasury Bills	—	29,934	—	29,934
Repurchase Agreements	—	631,515	—	631,515
Securities Lending Collateral	19,507	—	—	19,507
Equity Futures Contracts**	20,497	—	—	20,497
Equity Index Swap Agreements**	—	62,087	—	62,087
Total Assets	$3,868,344	$723,536	$—	$4,591,880

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended March 31, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/24	Shares 03/31/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$79,834	$–	$–	$–	$326	$80,160	3,259	$1,127
Guggenheim Ultra Short Duration Fund — Institutional Class	157,257	–	–	–	958	158,215	15,965	2,055
	$237,091	$–	$–	$–	$1,284	$238,375		$3,182

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
COMMON STOCKS† - 35.0%
Consumer, Non-cyclical - 11.8%
Olink Holding AB ADR*,8	39,817	$936,098
SP Plus Corp.*	17,793	929,150
Amedisys, Inc.*,8	7,418	683,643
Cerevel Therapeutics Holdings, Inc.*	13,202	558,048
Axonics, Inc.*	6,811	469,755
Agiliti, Inc.*	33,560	339,627
Sterling Check Corp.*	20,795	334,384
Catalent, Inc.*	5,694	321,426
Taro Pharmaceutical Industries Ltd.*	5,486	232,277
Total Consumer, Non-cyclical		4,804,408
Consumer, Cyclical - 6.4%
Capri Holdings Ltd.*,8	28,600	1,295,580
Vizio Holding Corp. — Class A*	39,715	434,482
NEOGAMES S.A.*	9,666	279,928
Carrols Restaurant Group, Inc.	24,584	233,794
MDC Holdings, Inc.	3,664	230,502
Hawaiian Holdings, Inc.*	10,628	141,671
Total Consumer, Cyclical		2,615,957
Financial - 5.7%
National Western Life Group, Inc. — Class A8	1,459	717,770
Cambridge Bancorp	7,632	520,197
McGrath RentCorp	3,530	435,496
Tricon Residential, Inc.*	30,262	337,421
Lakeland Bancorp, Inc.	19,007	229,985
Discover Financial Services	534	70,002
Total Financial		2,310,871
Energy - 5.2%
Pioneer Natural Resources Co.[8]	2,668	700,350
Hess Corp.	4,023	614,071
Enerplus Corp.	17,567	345,367
Southwestern Energy Co.*	34,223	259,410
Equitrans Midstream Corp.	19,860	248,051
Total Energy		2,167,249
Industrial - 2.8%
Masonite International Corp.*	4,379	575,620
Kaman Corp.	5,129	235,267
Transphorm, Inc.*	46,899	230,274
Daseke, Inc.*	14,273	118,466
Total Industrial		1,159,627
Technology - 1.3%
Everbridge, Inc.*	7,899	275,134
ANSYS, Inc.*	709	246,136
Broadcom, Inc.	1	773
Total Technology		522,043
Communications - 1.0%
Juniper Networks, Inc.	10,784	399,655
	–
Basic Materials - 0.8%
Haynes International, Inc.	5,605	336,973
	–
Total Common Stocks
(Cost $14,169,749)		14,316,783

MASTER LIMITED PARTNERSHIPS† - 0.0%
Energy - 0.0%
Energy Transfer, LP	1	14
Total Master Limited Partnerships
(Cost $7)		14

RIGHTS††† - 0.0%
Consumer, Non-cyclical - 0.0%
Alexion Pharmaceuticals, Inc.	32,749	–
Johnson & Johnson	1,553	–
Novartis AG	4,974	–
Total Consumer, Non-cyclical		–
Total Rights
(Cost $1,940)		–

MUTUAL FUNDS† - 16.5%
Guggenheim Strategy Fund III[1]	99,249	2,448,469
Guggenheim Variable Insurance Strategy Fund III[1]	86,555	2,134,448
Guggenheim Strategy Fund II1	67,185	1,652,747
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	54,685	541,927
Total Mutual Funds
(Cost $6,865,317)		6,777,591

CLOSED-END FUNDS† - 6.6%
Nuveen AMT-Free Municipal Credit Income Fund	5,837	70,920
abrdn Total Dynamic Dividend Fund	8,527	70,689
BlackRock Enhanced Global Dividend Trust	6,757	70,678
Western Asset Inflation-Linked Opportunities & Income Fund	8,149	70,326
Nuveen Quality Municipal Income Fund	6,120	70,135
Nuveen AMT-Free Quality Municipal Income Fund	6,304	69,785
General American Investors Company, Inc.	1,452	67,533
Gabelli Dividend & Income Trust	2,930	67,331
Nuveen Pennsylvania Quality Municipal Income Fund	5,611	66,322
SRH Total Return Fund, Inc.	4,393	66,159
Clough Global Equity Fund	8,391	54,625
abrdn National Municipal Income Fund[2]	4,994	51,740
abrdn Healthcare Opportunities Fund	2,564	51,536
Gabelli Healthcare & WellnessRx Trust[2]	4,681	47,933
abrdn Life Sciences Investors	3,488	47,541
abrdn Healthcare Investors	2,803	47,259
BNY Mellon Strategic Municipals, Inc.	7,709	47,025
BNY Mellon Strategic Municipal Bond Fund, Inc.	7,964	46,669
Neuberger Berman Municipal Fund, Inc.	4,150	43,451
AllianceBernstein National Municipal Income Fund, Inc.	3,296	36,223

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
CLOSED-END FUNDS† - 6.6%
Ellsworth Growth and Income Fund Ltd.	4,459	$36,211
Invesco Dynamic Credit Opportunities Fund	3,200	35,489
Nuveen California Quality Municipal Income Fund	3,135	34,548
Bancroft Fund Ltd.	2,000	31,980
Allspring Global Dividend Opportunity Fund	5,974	28,675
Nuveen New Jersey Quality Municipal Income Fund	2,271	27,434
abrdn Emerging Markets Equity Income Fund, Inc.[2]	5,391	27,225
Mexico Fund, Inc.	1,406	27,023
abrdn Japan Equity Fund, Inc.	3,303	20,577
Pioneer Municipal High Income Advantage Fund, Inc.	2,299	18,737
abrdn Global Dynamic Dividend Fund	1,857	18,031
Pioneer Municipal High Income Fund Trust	2,005	17,724
DWS Municipal Income Trust	1,949	17,599
Invesco California Value Municipal Income Trust	1,479	14,731
Swiss Helvetia Fund, Inc.	1,740	13,798
New Germany Fund, Inc.	1,576	13,727
Herzfeld Caribbean Basin Fund, Inc.	4,507	11,673
BNY Mellon Municipal Bond Infrastructure Fund, Inc.	1,001	10,400
Duff & Phelps Utility and Infrastructure Fund, Inc.	1,064	10,172
GAMCO Natural Resources Gold & Income Trust	1,781	9,279
CBRE Global Real Estate Income Fund	1,649	8,872
Nuveen California AMT-Free Quality Municipal Income Fund	718	8,724
Western Asset Emerging Markets Debt Fund, Inc.	906	8,707
Virtus Total Return Fund, Inc.	1,562	8,700
Eaton Vance Tax-Advantaged Dividend Income Fund	368	8,685
Virtus Convertible & Income Fund II	2,904	8,683
Cohen & Steers Quality Income Realty Fund, Inc.	715	8,637
Gabelli Global Small and Mid Capital Value Trust	717	8,618
Virtus Convertible & Income Fund	2,574	8,597
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	1,053	8,592
Nuveen Municipal Credit Income Fund	701	8,579
Western Asset Managed Municipals Fund, Inc.	820	8,569
PGIM Global High Yield Fund, Inc.	716	8,563
BlackRock Municipal Income Fund, Inc.	710	8,563
abrdn Global Premier Properties Fund	2,160	8,554
Eaton Vance Tax Managed Global Buy Write Opportunities Fund	1,043	8,553
John Hancock Tax-Advantaged Dividend Income Fund	435	8,552
BlackRock Enhanced Equity Dividend Trust	1,035	8,539
Nuveen Dow 30sm Dynamic Overwrite Fund	582	8,532
Eaton Vance Tax-Managed Diversified Equity Income Fund	638	8,524
Eaton Vance Tax-Advantaged Global Dividend Income Fund	467	8,523
Nuveen NASDAQ 100 Dynamic Overwrite Fund	352	8,497
Invesco Municipal Trust	876	8,497
Blackstone Strategic Credit Fund	714	8,497
Nuveen Floating Rate Income Fund	973	8,494
Nuveen Municipal High Income Opportunity Fund	804	8,490
Flaherty & Crumrine Preferred and Income Securities Fund, Inc.	571	8,479
Nuveen Credit Strategies Income Fund[2]	1,522	8,478
BlackRock MuniHoldings Fund, Inc.	701	8,468
Nuveen S&P 500 Buy-Write Income Fund	640	8,467
Invesco Quality Municipal Income Trust	874	8,460
BlackRock MuniYield Quality Fund III, Inc.	738	8,457
Invesco Municipal Opportunity Trust	869	8,456
Nuveen Municipal Value Fund, Inc.	970	8,449
BlackRock Municipal 2030 Target Term Trust	401	8,445
PGIM High Yield Bond Fund, Inc.[2]	650	8,444
Eaton Vance Risk-Managed Diversified Equity Income Fund	1,008	8,417
Eaton Vance Enhanced Equity Income Fund II	417	8,411
Eaton Vance Municipal Bond Fund	812	8,404
Invesco Trust for Investment Grade Municipals	852	8,401
BlackRock MuniHoldings California Quality Fund, Inc.	763	8,401
BlackRock Taxable Municipal Bond Trust	514	8,399
BlackRock MuniYield Fund, Inc.	758	8,384

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
CLOSED-END FUNDS† - 6.6%
Nuveen New York AMT-Free Quality Municipal Income Fund	771	$8,381
BlackRock MuniYield Quality Fund, Inc.	684	8,379
Tri-Continental Corp.	272	8,378
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	647	8,366
Western Asset High Income Opportunity Fund, Inc.	2,097	8,178
Invesco Value Municipal Income Trust	674	8,088
BNY Mellon High Yield Strategies Fund	3,322	8,039
BlackRock Enhanced International Dividend Trust	1,451	8,024
LMP Capital and Income Fund, Inc.	507	7,929
BlackRock Municipal Income Trust II	726	7,884
BlackRock MuniHoldings New Jersey Quality Fund, Inc.	665	7,734
RiverNorth Opportunities Fund, Inc.	618	7,441
Nuveen Real Asset Income and Growth Fund	622	7,377
Allspring Income Opportunities	1,108	7,357
BlackRock MuniVest Fund, Inc.	1,034	7,300
Putnam Municipal Opportunities Trust	717	7,285
Invesco Advantage Municipal Income Trust II	840	7,140
Franklin Limited Duration Income Trust	1,134	7,110
BlackRock California Municipal Income Trust	596	7,045
Eaton Vance Tax-Managed Buy-Write Income Fund	515	7,030
Nuveen New York Quality Municipal Income Fund	634	6,942
Voya Asia Pacific High Dividend Equity Income Fund	1,069	6,767
Nuveen S&P 500 Dynamic Overwrite Fund	429	6,722
Blackstone Long-Short Credit Income Fund	544	6,697
Putnam Managed Municipal Income Trust	1,117	6,691
Eaton Vance National Municipal Opportunities Trust	396	6,570
PIMCO California Municipal Income Fund	701	6,561
Nuveen Real Estate Income Fund	819	6,470
PIMCO Municipal Income Fund III	859	6,417
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	256	6,395
MFS Intermediate Income Trust	2,351	6,254
BlackRock MuniYield New York Quality Fund, Inc.	594	6,249
BlackRock MuniYield Michigan Quality Fund, Inc.	542	6,238
Allspring Multi-Sector Income Fund	664	6,195
Pioneer High Income Fund, Inc.	803	6,151
Franklin Universal Trust	920	6,109
BlackRock MuniHoldings Quality Fund II, Inc.	597	6,077
Nuveen California Municipal Value Fund, Inc.[2]	673	6,057
Flaherty & Crumrine Total Return Fund, Inc.	389	6,014
abrdn Australia Equity Fund, Inc.	1,389	5,917
MFS Municipal Income Trust	1,098	5,896
Western Asset Municipal High Income Fund, Inc.	865	5,873
Cohen & Steers Select Preferred and Income Fund, Inc.	290	5,797
Invesco Trust for Investment Grade New York Municipals	537	5,773
BNY Mellon Municipal Income, Inc.	845	5,771
John Hancock Hedged Equity & Income Fund	550	5,770
Nuveen Missouri Quality Municipal Income Fund	567	5,761
BlackRock New York Municipal Income Trust	543	5,756
BlackRock MuniHoldings New York Quality Fund, Inc.	543	5,750
Nuveen New York Municipal Value Fund	690	5,741
Nuveen Virginia Quality Municipal Income Fund	512	5,668
MFS Charter Income Trust[2]	889	5,636
Pioneer Diversified High Income Fund, Inc.	470	5,581
MFS Multimarket Income Trust	1,205	5,579
Invesco Pennsylvania Value Municipal Income Trust	540	5,535
BrandywineGLOBAL Global Income Opportunities Fund, Inc.[2]	647	5,487
PIMCO California Municipal Income Fund II	947	5,464
Flaherty & Crumrine Preferred & Income Fund, Inc.	514	5,453
John Hancock Income Securities Trust[2]	482	5,389
Western Asset Inflation-Linked Income Fund[2]	662	5,389
DWS Strategic Municipal Income Trust	600	5,364
MFS Government Markets Income Trust	1,668	5,338
Eaton Vance New York Municipal Bond Fund	549	5,331
Western Asset Intermediate Muni Fund, Inc.	669	5,298
John Hancock Investors Trust	401	5,289

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
CLOSED-END FUNDS† - 6.6%
Source Capital, Inc.	124	$5,269
Nuveen Municipal Income Fund, Inc.	556	5,254
Tortoise Power and Energy Infrastructure Fund, Inc.	334	5,206
Nuveen Select Maturities Municipal Fund	579	5,205
Sprott Focus Trust, Inc.	644	5,171
MFS High Income Municipal Trust	1,424	5,169
Western Asset Investment Grade Income Fund, Inc.	424	5,169
Flaherty & Crumrine Preferred and Income Opportunity Fund, Inc.	612	5,165
BlackRock MuniYield Pennsylvania Quality Fund	422	5,110
Allspring Utilities and High Income Fund	541	5,107
European Equity Fund, Inc.	572	5,097
MFS High Yield Municipal Trust	1,528	5,088
Principal Real Estate Income Fund	491	5,072
Nuveen Massachusetts Quality Municipal Income Fund	461	5,034
Federated Hermes Premier Municipal Income Fund	454	5,026
MFS Investment Grade Municipal Trust	656	4,999
Invesco High Income Trust II	462	4,957
DTF Tax-Free Income 2028 Term Fund, Inc.	461	4,956
Nuveen Arizona Quality Municipal Income Fund	444	4,875
PIMCO New York Municipal Income Fund	629	4,856
PIMCO New York Municipal Income Fund II2	643	4,771
Nuveen Minnesota Quality Municipal Income Fund	424	4,767
Gabelli Global Utility & Income Trust	325	4,739
Nuveen New York Select Tax-Free Income Portfolio	399	4,644
Nuveen Multi-Market Income Fund	761	4,635
BlackRock Enhanced Government Fund, Inc.	482	4,574
Voya Global Advantage and Premium Opportunity Fund	505	4,565
Insight Select Income Fund[2]	276	4,551
Voya Infrastructure Industrials and Materials Fund	431	4,534
MFS Intermediate High Income Fund	2,607	4,497
Royce Value Trust, Inc.	296	4,490
Templeton Emerging Markets Fund/United States	376	4,489
Credit Suisse High Yield Bond Fund	2,222	4,488
Lazard Global Total Return and Income Fund, Inc.	274	4,474
Ares Dynamic Credit Allocation Fund, Inc.	314	4,468
TCW Strategic Income Fund, Inc.	928	4,464
First Trust Specialty Finance and Financial Opportunities Fund	1,180	4,448
Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund	579	4,447
Nuveen California Select Tax-Free Income Portfolio	330	4,432
Adams Diversified Equity Fund, Inc.	227	4,431
Eaton Vance California Municipal Income Trust	417	4,424
Voya Emerging Markets High Dividend Equity Fund	838	4,416
Neuberger Berman Real Estate Securities Income Fund, Inc.	1,317	4,399
Liberty All Star Growth Fund, Inc.	801	4,398
First Trust Intermediate Duration Preferred & Income Fund[2]	245	4,391
Royce Micro-Capital Trust, Inc.	464	4,387
First Trust Senior Floating Rate Income Fund II	423	4,378
Eaton Vance Municipal Income Trust	427	4,377
Royce Global Value Trust, Inc.	409	4,372
First Trust High Income Long/Short Fund	366	4,366
Morgan Stanley Emerging Markets Debt Fund, Inc.[2]	603	4,360
Apollo Senior Floating Rate Fund, Inc.	305	4,346
Highland Opportunities and Income Fund	615	4,323
Eaton Vance Municipal Income 2028 Term Trust	241	4,299
Neuberger Berman Energy Infrastructure and Income Fund, Inc.	570	4,201
Aberdeen Asia-Pacific Income Fund, Inc.	1,496	4,189
BlackRock Resources & Commodities Strategy Trust	459	4,168
Virtus Dividend Interest & Premium Strategy Fund	326	4,166
BlackRock Health Sciences Trust	100	4,144
Saba Capital Income & Opportunities Fund	567	4,133
Virtus Equity & Convertible Income Fund	184	4,120
Nuveen Preferred & Income Opportunities Fund	572	4,113
BlackRock Enhanced Capital and Income Fund, Inc.	211	4,112

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
CLOSED-END FUNDS† - 6.6%
Cohen & Steers Limited Duration Preferred and Income Fund, Inc.	204	$4,096
Flaherty & Crumrine Dynamic Preferred and Income Fund, Inc.	181	3,470
Barings Global Short Duration High Yield Fund	214	3,060
Saba Capital Income & Opportunities Fund II	794	3,033
Nuveen Multi-Asset Income Fund	230	2,861
BlackRock Energy and Resources Trust	210	2,783
Nuveen Global High Income Fund	205	2,620
Western Asset Premier Bond Fund	232	2,468
Clough Global Opportunities Fund	480	2,438
Templeton Emerging Markets Income Fund	436	2,367
Highland Global Allocation Fund	258	1,976
Eaton Vance California Municipal Bond Fund	203	1,918
Western Asset Mortgage Opportunity Fund, Inc.	160	1,874
Putnam Premier Income Trust	468	1,647
High Income Securities Fund	197	1,334
Clough Global Dividend and Income Fund	206	1,152
Special Opportunities Fund, Inc.	78	986
Nuveen Mortgage and Income Fund	55	977
New America High Income Fund, Inc.	131	954
RiverNorth Capital and Income Fund	45	714
Putnam Master Intermediate Income Trust	189	605
BlackRock Virginia Municipal Bond Trust	12	132
Nuveen Intermediate Duration Municipal Term Fund*	403	–
Total Closed-End Funds
(Cost $2,486,113)		2,712,061

	Face Amount
U.S. TREASURY BILLS†† - 14.8%
U.S. Treasury Bills
5.17% due 04/16/24[3,4]	$3,289,000	3,281,778
5.18% due 04/09/24[1,8]	2,800,000	2,796,739
Total U.S. Treasury Bills
(Cost $6,078,504)		6,078,517

REPURCHASE AGREEMENTS††,5 - 11.1%
J.P. Morgan Securities LLC issued 03/28/24 at 5.31% due 04/01/24	2,620,479	2,620,479
BofA Securities, Inc. issued 03/28/24 at 5.31% due 04/01/24	1,007,876	1,007,876
Barclays Capital, Inc. issued 03/28/24 at 5.30% due 04/01/24	913,553	913,553
Total Repurchase Agreements
(Cost $4,541,908)		4,541,908

	Shares
SECURITIES LENDING COLLATERAL†,6 - 0.2%
Money Market Fund
First American Government Obligations Fund - Class X, 5.23%[7]	93,703	93,703
Total Securities Lending Collateral
(Cost $93,703)		93,703
Total Investments - 84.2%
(Cost $34,237,241)		$34,520,577

COMMON STOCKS SOLD SHORT† - (8.5)%
Technology - (0.4)%
Synopsys, Inc.*	245	(140,017)
Consumer, Non-cyclical - (0.7)%
First Advantage Corp.	5,694	(92,357)
WillScot Mobile Mini Holdings Corp.*	3,983	(185,209)
Total Consumer, Non-cyclical		(277,566)
Financial - (2.1)%
Capital One Financial Corp.	544	(80,996)
Provident Financial Services, Inc.	15,812	(230,381)
Eastern Bankshares, Inc.	37,824	(521,215)
Total Financial		(832,592)
Energy - (5.3)%
Equities Corp.	6,959	(257,970)
Chesapeake Energy Corp.	2,967	(263,558)
Chord Energy Corp.	1,779	(317,089)
Chevron Corp.	4,124	(650,520)
Exxon Mobil Corp.	6,199	(720,572)
Total Energy		(2,209,709)
Total Common Stocks Sold Short
(Proceeds $3,237,823)		(3,459,884)

EXCHANGE-TRADED FUNDS SOLD SHORT† - (6.2)%
iShares MBS ETF	13	(1,201)
SPDR Gold Shares — Class D	7	(1,440)
Financial Select Sector SPDR Fund	38	(1,601)
Energy Select Sector SPDR Fund	18	(1,699)
iShares Mortgage Real Estate ETF	97	(2,254)
iShares Agency Bond ETF	29	(3,133)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
EXCHANGE-TRADED FUNDS SOLD SHORT† - (8.5)%
Materials Select Sector SPDR Fund	35	$(3,251)
VanEck Gold Miners ETF	153	(4,838)
iShares 7-10 Year Treasury Bond ETF	76	(7,194)
iShares MSCI All Country Asia ex Japan ETF	127	(8,604)
iShares Latin America 40 ETF	397	(11,291)
Utilities Select Sector SPDR Fund	204	(13,393)
iShares Floating Rate Bond ETF	418	(21,343)
iShares U.S. Real Estate ETF	255	(22,924)
iShares Preferred & Income Securities ETF	712	(22,948)
iShares MSCI Emerging Markets ETF	588	(24,155)
iShares Core High Dividend ETF	232	(25,569)
iShares iBoxx $ Investment Grade Corporate Bond ETF	236	(25,705)
SPDR S&P Biotech ETF	299	(28,372)
Schwab U.S. Aggregate Bond ETF	777	(35,742)
iShares JP Morgan USD Emerging Markets Bond ETF	438	(39,275)
iShares Russell 1000 Growth ETF	130	(43,817)
Invesco Senior Loan ETF	2,227	(47,101)
iShares TIPS Bond ETF	609	(65,413)
SPDR Bloomberg Convertible Securities ETF	1,092	(79,760)
iShares Russell 2000 Index ETF	480	(100,944)
VanEck High Yield Muni ETF	2,162	(112,986)
Health Care Select Sector SPDR Fund	848	(125,275)
SPDR S&P 500 ETF Trust	284	(148,552)
iShares Russell 1000 Value ETF	1,023	(183,230)
SPDR Nuveen Bloomberg High Yield Municipal Bond ETF	7,835	(201,281)
iShares National Muni Bond ETF	2,081	(223,916)
iShares MSCI EAFE ETF	2,812	(224,566)
SPDR Nuveen Bloomberg Municipal Bond ETF	7,223	(335,725)
iShares iBoxx High Yield Corporate Bond ETF	4,381	(340,535)
Total Exchange-Traded Funds Sold Short
(Proceeds $2,563,303)		(2,539,033)
Total Securities Sold Short - (14.7)%
(Proceeds $5,801,126)		$(5,998,917)
Other Assets & Liabilities, net - 30.5%		12,514,757
Total Net Assets - 100.0%		$41,036,417

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Commodity Futures Contracts Purchased†
Cocoa Futures Contracts	2	May 2024	$194,840	$83,154
Soybean Futures Contracts	91	Nov 2024	5,400,850	73,109
Hard Red Winter Wheat Futures Contracts	104	Jul 2024	3,023,800	69,837
Live Cattle Futures Contracts	55	Aug 2024	3,926,450	39,427
Coffee 'C' Futures Contracts	7	May 2024	494,681	32,659
WTI Crude Futures Contracts	6	Apr 2024	497,940	25,345
Brent Crude Futures Contracts	6	Apr 2024	521,040	21,265
Cotton #2 Futures Contracts	55	Dec 2024	2,308,625	15,360
Gold 100 oz. Futures Contracts	3	Jun 2024	672,720	12,361
Gasoline RBOB Futures Contracts	4	Apr 2024	456,590	7,701
Sugar #11 Futures Contracts	9	Apr 2024	226,800	2,189
Low Sulphur Gas Oil Futures Contracts	6	May 2024	485,700	1,790
Silver Futures Contracts	1	May 2024	124,975	(328)
Live Cattle Futures Contracts	2	Jun 2024	144,440	(3,386)
Copper Futures Contracts	2	May 2024	200,425	(6,266)
NY Harbor ULSD Futures Contracts	4	Apr 2024	439,253	(6,881)
Natural Gas Futures Contracts	83	May 2024	1,646,720	(51,052)
			$20,765,849	$316,284

Interest Rate Futures Contracts Purchased†
Long Gilt Futures Contracts††	39	Jun 2024	$4,910,010	$96,682
Euro - Bund Futures Contracts	42	Jun 2024	6,038,520	66,288
Euro - OATS Futures Contracts	37	Jun 2024	5,111,254	38,317
Euro - 30 year Bond Futures Contracts	3	Jun 2024	438,606	11,298

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Interest Rate Futures Contracts Purchased† (continued)
Euro - BTP Italian Government Bond Futures Contracts††	5	Jun 2024	$640,915	$409
			$17,139,305	$212,994

Equity Futures Contracts Purchased†
Russell 2000 Index Mini Futures Contracts	14	Jun 2024	$1,501,570	$62,239
NASDAQ-100 Index Mini Futures Contracts	5	Jun 2024	1,846,250	23,765
IBEX 35 Index Futures Contracts††	2	Apr 2024	238,952	16,859
Tokyo Stock Price Index Futures Contracts	2	Jun 2024	364,959	15,867
FTSE MIB Index Futures Contracts	2	Jun 2024	369,335	14,504
Nikkei 225 (OSE) Index Futures Contracts	1	Jun 2024	266,668	10,147
OMX Stockholm 30 Index Futures Contracts††	11	Apr 2024	262,308	8,795
SPI 200 Index Futures Contracts	3	Jun 2024	387,537	7,873
S&P/TSX 60 IX Index Futures Contracts	2	Jun 2024	396,272	7,789
CAC 40 10 Euro Index Futures Contracts	3	Apr 2024	266,627	5,647
CBOE Volatility Index Futures Contracts	36	Jun 2024	582,120	2,929
Dow Jones Industrial Average Index Mini Futures Contracts	14	Jun 2024	2,810,920	865
FTSE 100 Index Futures Contracts	3	Jun 2024	302,817	340
DAX Index Futures Contracts	1	Jun 2024	506,663	209
Euro STOXX 50 Index Futures Contracts	5	Jun 2024	272,389	176
CBOE Volatility Index Futures Contracts	27	Sep 2024	486,248	(72)
S&P 500 Index Mini Futures Contracts	9	Jun 2024	2,387,475	(1,670)
CBOE Volatility Index Futures Contracts	197	May 2024	3,043,650	(18,427)
			$16,292,760	$157,835

Currency Futures Contracts Purchased†
Japanese Yen Futures Contracts	33	Jun 2024	$2,757,769	$(42,022)
New Zealand Dollar Futures Contracts	48	Jun 2024	2,867,520	(67,458)
British Pound Futures Contracts	57	Jun 2024	4,497,656	(72,703)
			$10,122,945	$(182,183)

Currency Futures Contracts Sold Short†
Swiss Franc Futures Contracts	88	Jun 2024	$12,302,400	$251,291
Australian Dollar Futures Contracts	22	Jun 2024	1,436,710	20,607
Euro FX Futures Contracts	11	Jun 2024	1,488,025	19,425
Canadian Dollar Futures Contracts	7	Jun 2024	517,405	1,738
			$15,744,540	$293,061

Interest Rate Futures Contracts Sold Short†
Australian Government 10 Year Bond Futures Contracts	93	Jun 2024	$7,044,096	$14,044
U.S. Treasury 10 Year Note Futures Contracts	64	Jun 2024	7,086,000	4,936
U.S. Treasury Ultra Long Bond Futures Contracts	8	Jun 2024	1,029,500	2,423
U.S. Treasury Long Bond Futures Contracts	10	Jun 2024	1,202,813	1,444
Canadian Government 10 Year Bond Futures Contracts	6	Jun 2024	532,459	780
			$16,894,868	$23,627

Equity Futures Contracts Sold Short†
CBOE Volatility Index Futures Contracts	175	Apr 2024	$2,520,000	$874
CBOE Volatility Index Futures Contracts	48	Jul 2024	811,200	(1,949)
			$3,331,200	$(1,075)

Commodity Futures Contracts Sold Short†
Natural Gas Futures Contracts	94	Jun 2024	$2,190,200	$119,548
Cattle Feeder Futures Contracts	8	May 2024	995,700	30,619
Wheat Futures Contracts	20	May 2024	561,500	18,281
Cotton #2 Futures Contracts	12	May 2024	548,580	11,699

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Commodity Futures Contracts Sold Short† (continued)
LME Nickel Futures Contracts	1	May 2024	$99,730	$6,268
LME Zinc Futures Contracts	3	May 2024	181,552	5,264
Cotton #2 Futures Contracts	3	Jul 2024	138,120	4,335
LME Lead Futures Contracts	4	May 2024	204,544	613
Natural Gas Futures Contracts	13	Apr 2024	226,590	(3,283)
LME Primary Aluminum Futures Contracts	4	May 2024	232,102	(9,605)
Corn Futures Contracts	47	May 2024	1,039,287	(12,744)
Soybean Futures Contracts	13	May 2024	774,800	(17,528)
Soybean Meal Futures Contracts	20	May 2024	675,000	(17,881)
Hard Red Winter Wheat Futures Contracts	19	May 2024	557,650	(26,960)
Soybean Futures Contracts	71	Jul 2024	4,280,412	(30,041)
Soybean Oil Futures Contracts	20	May 2024	577,920	(35,703)
Live Cattle Futures Contracts	64	Oct 2024	4,648,960	(45,028)
Hard Red Winter Wheat Futures Contracts	108	Sep 2024	3,200,850	(68,684)
			$21,133,497	$(70,830)

Custom Basket Swap Agreements

Counterparty	Reference Obligation	Type	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Custom Basket Swap Agreements††
Goldman Sachs International	GS Equity Market Neutral Custom Basket	Pay	5.78% (Federal Funds Rate + 0.45%)	At Maturity	05/06/24	$8,308,975	$960,990

Goldman Sachs International	GS Long/Short Equity Custom Basket	Pay	5.78% (Federal Funds Rate + 0.45%)	At Maturity	05/06/24	7,716,701	943,536

Morgan Stanley Capital Services LLC	MS Equity Market Neutral Custom Basket	Pay	5.73% (Federal Funds Rate + 0.40%)	At Maturity	08/31/28	8,308,847	804,297

Morgan Stanley Capital Services LLC	MS Long/Short Equity Custom Basket	Pay	5.73% (Federal Funds Rate + 0.40%)	At Maturity	08/31/28	7,716,710	794,941
						$32,051,233	$3,503,764
OTC Custom Basket Swap Agreements Sold Short††
Goldman Sachs International	GS Equity Market Neutral Custom Basket	Receive	5.13% (Federal Funds Rate - 0.20%)	At Maturity	05/06/24	$8,075,642	$324,460
Goldman Sachs International	GS Long/Short Equity Custom Basket	Receive	5.12% (Federal Funds Rate - 0.21%)	At Maturity	05/06/24	5,494,790	(189,448)
Morgan Stanley Capital Services LLC	MS Long/Short Equity Custom Basket	Receive	5.02% (Federal Funds Rate - 0.31%)	At Maturity	08/31/28	5,549,729	(247,251)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

Counterparty	Reference Obligation	Type	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Custom Basket Swap Agreements Sold Short†† (continued)
Morgan Stanley Capital Services LLC	MS Equity Market Neutral Custom Basket	Receive	5.00% (Federal Funds Rate - 0.33%)	At Maturity	08/31/28	$8,075,642	$(440,109)
						$27,195,803	$(552,348)

GS EQUITY MARKET NEUTRAL LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
Ryman Hospitality Properties, Inc.	5,178	7.20%	$210,321
Simon Property Group, Inc.	2,315	4.36%	104,158
CareTrust REIT, Inc.	12,744	3.74%	85,834
Host Hotels & Resorts, Inc.	18,820	4.68%	84,990
Invitation Homes, Inc.	13,778	5.90%	53,892
Digital Realty Trust, Inc.	2,597	4.50%	49,209
Boston Properties, Inc.	3,815	3.00%	42,791
Sun Communities, Inc.	1,710	2.65%	39,808
Brixmor Property Group, Inc.	10,652	3.01%	37,527
Gaming and Leisure Properties, Inc.	7,972	4.42%	34,949
Vornado Realty Trust	8,958	3.10%	33,112
InvenTrust Properties Corp.	9,575	2.96%	33,011
Kimco Realty Corp.	11,877	2.80%	29,448
Extra Space Storage, Inc.	1,221	2.16%	29,033
Ventas, Inc.	8,893	4.66%	26,752
Alexandria Real Estate Equities, Inc.	3,191	4.95%	25,742
Sabra Health Care REIT, Inc.	26,265	4.67%	23,172
Highwoods Properties, Inc.	5,136	1.62%	21,793
VICI Properties, Inc.	12,733	4.57%	17,925
American Homes 4 Rent — Class A	5,376	2.38%	16,700
Kite Realty Group Trust	11,195	2.92%	11,539
Kilroy Realty Corp.	5,370	2.35%	10,884
Equinix, Inc.	223	2.22%	4,947
Equity Residential	3,146	2.39%	2,641
Americold Realty Trust, Inc.	6,679	2.00%	(11,116)
Retail Opportunity Investments Corp.	17,383	2.68%	(16,330)
Healthpeak Properties, Inc.	12,197	2.75%	(20,627)
Rexford Industrial Realty, Inc.	8,832	5.36%	(21,115)
Total Financial			960,990
Total GS Equity Market Neutral Long Custom Basket			$960,990
Financial
Douglas Emmett, Inc.	35,027	(6.02)%	251,559
Realty Income Corp.	9,666	(6.48)%	122,115
Broadstone Net Lease, Inc.	16,630	(3.23)%	109,218
Mid-America Apartment Communities, Inc.	2,769	(4.51)%	87,444
Camden Property Trust	3,753	(4.57)%	73,054
Apartment Income REIT Corp.	7,935	(3.19)%	64,524
Service Properties Trust	16,863	(1.42)%	39,197
JBG SMITH Properties	30,181	(6.00)%	26,983
LTC Properties, Inc.	9,237	(3.72)%	1,944
Cousins Properties, Inc.	5,548	(1.65)%	(12,280)
Federal Realty Investment Trust	5,475	(6.92)%	(21,340)
Pebblebrook Hotel Trust	18,499	(3.53)%	(21,642)
EastGroup Properties, Inc.	1,135	(2.53)%	(25,486)
STAG Industrial, Inc.	12,423	(5.91)%	(31,308)
Omega Healthcare Investors, Inc.	16,395	(6.43)%	(50,538)
Phillips Edison & Company, Inc.	18,116	(8.05)%	(50,549)
Sunstone Hotel Investors, Inc.	38,432	(5.30)%	(50,606)
National Health Investors, Inc.	5,761	(4.48)%	(59,027)
Macerich Co.	23,078	(4.92)%	(134,603)
Total Financial			318,659
Exchange Traded Funds
Vanguard Real Estate ETF	10,407	(11.14)%	5,801
Total GS Equity Market Neutral Short Custom Basket			$324,460

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

GS LONG/SHORT EQUITY LONG CUSTOM BASKET

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Industrial
Boise Cascade Co.	415	0.82%	$32,300
Mueller Industries, Inc.	1,307	0.91%	27,904
Encore Wire Corp.	212	0.72%	19,502
Scorpio Tankers, Inc.	776	0.72%	16,641
Owens Corning	496	1.07%	16,033
Apogee Enterprises, Inc.	1,343	1.03%	15,691
International Seaways, Inc.	1,296	0.89%	15,230
Atkore, Inc.	214	0.53%	12,658
Snap-on, Inc.	131	0.50%	11,698
Teekay Tankers Ltd. — Class A	664	0.50%	10,147
Ardmore Shipping Corp.	2,738	0.58%	10,015
TD SYNNEX Corp.	530	0.78%	9,913
UFP Industries, Inc.	615	0.98%	9,751
Argan, Inc.	733	0.48%	7,464
Teekay Corp.	7,394	0.70%	7,249
Caterpillar, Inc.	224	1.06%	6,950
Masco Corp.	972	0.99%	6,795
Deere & Co.	99	0.53%	4,220
Terex Corp.	270	0.23%	4,204
AGCO Corp.	487	0.78%	2,518
Fortune Brands Innovations, Inc.	306	0.34%	2,471
Frontdoor, Inc.	563	0.24%	1,182
Mettler-Toledo International, Inc.	13	0.22%	519
Keysight Technologies, Inc.	182	0.37%	24
Vishay Intertechnology, Inc.	740	0.22%	(135)
Total Industrial			250,944
Communications
IDT Corp. — Class B	1,595	0.78%	22,521
InterDigital, Inc.	715	0.99%	17,360
eBay, Inc.	1,214	0.83%	13,587
Verizon Communications, Inc.	1,863	1.01%	13,004
AT&T, Inc.	3,798	0.87%	10,545
Alphabet, Inc. — Class C	477	0.94%	8,865
T-Mobile US, Inc.	365	0.77%	6,001
Motorola Solutions, Inc.	226	1.04%	5,260
Cisco Systems, Inc.	1,550	1.00%	2,787
A10 Networks, Inc.	1,276	0.23%	2,226
Match Group, Inc.	579	0.27%	701
Spok Holdings, Inc.	1,156	0.24%	(514)
VeriSign, Inc.	149	0.37%	(1,607)
Comcast Corp. — Class A	1,260	0.71%	(2,050)
Gogo, Inc.	5,537	0.63%	(4,310)
Ooma, Inc.	4,095	0.45%	(11,419)
Total Communications			82,957
Consumer, Non-cyclical
Merck & Company, Inc.	613	1.05%	17,577
Perdoceo Education Corp.	2,506	0.57%	14,895
Exelixis, Inc.	3,297	1.01%	13,255
Innoviva, Inc.	2,344	0.46%	8,532
PayPal Holdings, Inc.	849	0.74%	7,074
Molina Healthcare, Inc.	95	0.51%	5,975
Alarm.com Holdings, Inc.	329	0.31%	4,767
HCA Healthcare, Inc.	238	1.03%	4,639
Viatris, Inc.	2,031	0.31%	4,598
Hologic, Inc.	591	0.60%	4,451
Collegium Pharmaceutical, Inc.	612	0.31%	4,371
Supernus Pharmaceuticals, Inc.	729	0.32%	4,104
AbbVie, Inc.	211	0.50%	3,809
Royalty Pharma plc — Class A	1,863	0.73%	2,931
Dynavax Technologies Corp.	2,558	0.41%	2,113
Agilent Technologies, Inc.	113	0.21%	1,592
United Therapeutics Corp.	329	0.98%	1,577
Organon & Co.	1,212	0.30%	1,166
Alkermes plc	513	0.18%	1,098
Abbott Laboratories	633	0.93%	935
Amgen, Inc.	108	0.40%	762
Johnson & Johnson	379	0.78%	759
Neurocrine Biosciences, Inc.	134	0.24%	567
Vertex Pharmaceuticals, Inc.	52	0.28%	111
Thermo Fisher Scientific, Inc.	26	0.20%	(76)
Biogen, Inc.	175	0.49%	(260)
Lantheus Holdings, Inc.	236	0.19%	(555)
Jazz Pharmaceuticals plc	310	0.48%	(754)
Cross Country Healthcare, Inc.	835	0.20%	(2,720)
Incyte Corp.	1,281	0.95%	(3,062)
Bristol-Myers Squibb Co.	1,457	1.02%	(5,837)
Total Consumer, Non-cyclical			98,394
Technology
Applied Materials, Inc.	211	0.56%	10,974
Skyworks Solutions, Inc.	428	0.60%	5,841
Amdocs Ltd.	825	0.97%	4,715
Immersion Corp.	5,476	0.53%	3,778
Cirrus Logic, Inc.	178	0.21%	2,766
NetScout Systems, Inc.	1,317	0.37%	1,125
Accenture plc — Class A	121	0.54%	966
Dropbox, Inc. — Class A	2,315	0.73%	813
Box, Inc. — Class A	783	0.29%	735
Playtika Holding Corp.	2,615	0.24%	605
Crane NXT Co.	259	0.21%	583
Zoom Video Communications, Inc. — Class A	336	0.28%	511
Progress Software Corp.	407	0.28%	419
Insight Enterprises, Inc.	184	0.44%	304
Xerox Holdings Corp.	797	0.18%	32
Photronics, Inc.	718	0.26%	(201)
Adeia, Inc.	1,630	0.23%	(609)
Teradata Corp.	418	0.21%	(1,693)
Adobe, Inc.	63	0.41%	(7,654)
Total Technology			24,010
Financial
MGIC Investment Corp.	3,819	1.11%	30,688
Essent Group Ltd.	1,406	1.08%	22,354
Ambac Financial Group, Inc.	4,411	0.89%	14,170
International Bancshares Corp.	809	0.59%	9,267

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Preferred Bank/Los Angeles CA	547	0.54%	$8,882
Mr Cooper Group, Inc.	523	0.53%	7,721
Synchrony Financial	1,572	0.88%	7,699
Enact Holdings, Inc.	2,151	0.87%	7,058
NMI Holdings, Inc. — Class A	2,541	1.06%	6,516
Regions Financial Corp.	2,092	0.57%	6,359
Hartford Financial Services Group, Inc.	791	1.06%	5,694
Affiliated Managers Group, Inc.	209	0.45%	5,507
Walker & Dunlop, Inc.	628	0.82%	4,384
Travelers Companies, Inc.	345	1.03%	3,653
Everest Group Ltd.	103	0.53%	2,993
Innovative Industrial Properties, Inc.	422	0.57%	2,631
OneMain Holdings, Inc.	922	0.61%	2,629
Bread Financial Holdings, Inc.	1,316	0.64%	1,097
Janus Henderson Group plc	1,544	0.66%	1,048
Raymond James Financial, Inc.	1	0.00%	22
Douglas Elliman, Inc.	1	0.00%	(2)
Employers Holdings, Inc.	649	0.38%	(135)
Hanmi Financial Corp.	995	0.21%	(3,069)
Apartment Income REIT Corp.	2,419	1.02%	(4,149)
Total Financial			143,017
Consumer, Cyclical
Allison Transmission Holdings, Inc.	818	0.86%	36,237
Taylor Morrison Home Corp. — Class A	1,305	1.05%	20,861
Lennar Corp. — Class A	469	1.05%	20,276
M/I Homes, Inc.	338	0.60%	16,819
PulteGroup, Inc.	298	0.47%	13,133
Brunswick Corp.	494	0.62%	12,394
KB Home	496	0.46%	11,146
Monarch Casino & Resort, Inc.	947	0.92%	9,544
PACCAR, Inc.	467	0.75%	9,153
Tri Pointe Homes, Inc.	987	0.49%	8,111
Build-A-Bear Workshop, Inc. — Class A	1,063	0.41%	7,815
MSC Industrial Direct Company, Inc. — Class A	745	0.94%	7,175
GMS, Inc.	785	0.99%	7,135
Ethan Allen Interiors, Inc.	1,322	0.59%	5,425
Autoliv, Inc.	410	0.64%	4,471
Wabash National Corp.	1,559	0.60%	4,385
Harley-Davidson, Inc.	1,026	0.58%	4,156
Lowe's Companies, Inc.	312	1.03%	3,875
Oxford Industries, Inc.	244	0.36%	3,815
Boyd Gaming Corp.	570	0.50%	3,143
BorgWarner, Inc.	713	0.32%	2,201
Polaris, Inc.	460	0.60%	2,054
Buckle, Inc.	711	0.37%	1,670
MasterCraft Boat Holdings, Inc.	1,183	0.36%	1,047
Visteon Corp.	195	0.30%	174
Golden Entertainment, Inc.	1,228	0.59%	117
Aptiv plc	365	0.38%	(230)
Dine Brands Global, Inc.	355	0.21%	(1,262)
Standard Motor Products, Inc.	657	0.29%	(1,292)
McDonald's Corp.	258	0.94%	(2,798)
Total Consumer, Cyclical			210,750
Utilities
Public Service Enterprise Group, Inc.	1,164	1.01%	9,601
Atmos Energy Corp.	656	1.01%	4,625
National Fuel Gas Co.	1,495	1.04%	2,975
Black Hills Corp.	1,307	0.92%	2,638
OGE Energy Corp.	2,228	0.99%	1,256
Total Utilities			21,095
Energy
Marathon Petroleum Corp.	431	1.13%	32,752
Valero Energy Corp.	332	0.73%	20,128
PBF Energy, Inc. — Class A	784	0.58%	13,643
Devon Energy Corp.	1,480	0.96%	7,185
CNX Resources Corp.	2,872	0.88%	6,990
CVR Energy, Inc.	1,638	0.76%	6,848
Cheniere Energy, Inc.	492	1.03%	3,251
Chevron Corp.	247	0.50%	1,817
RPC, Inc.	2,056	0.21%	1,547
SandRidge Energy, Inc.	2,319	0.44%	327
Par Pacific Holdings, Inc.	786	0.38%	240
SolarEdge Technologies, Inc.	227	0.21%	(1,222)
Total Energy			93,506
Basic Materials
Olin Corp.	661	0.50%	4,482
Government
Banco Latinoamericano de Comercio Exterior S.A. — Class E	2,062	0.80%	14,381
Total GS Long/Short Equity Long Custom Basket			$943,536

GS LONG/SHORT EQUITY SHORT CUSTOM BASKET

Utilities
AES Corp.	3,917	(1.28)%	$12,729
Portland General Electric Co.	1,596	(1.22)%	7,780
California Water Service Group	1,418	(1.20)%	5,989
Middlesex Water Co.	872	(0.83)%	5,931
Alliant Energy Corp.	576	(0.53)%	843
Ormat Technologies, Inc.	722	(0.87)%	(1,012)
American Electric Power Company, Inc.	777	(1.22)%	(1,055)
PNM Resources, Inc.	670	(0.46)%	(1,615)
FirstEnergy Corp.	1,050	(0.74)%	(2,245)
Eversource Energy	1,189	(1.29)%	(3,090)
Pinnacle West Capital Corp.	512	(0.70)%	(3,399)
NRG Energy, Inc.	1,256	(1.55)%	(9,769)
Avangrid, Inc.	2,197	(1.46)%	(13,029)
Total Utilities			(1,942)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Consumer, Non-cyclical
ICF International, Inc.	165	(0.45)%	$673
Acadia Healthcare Company, Inc.	524	(0.76)%	(180)
Insmed, Inc.	1,232	(0.61)%	(391)
Tyson Foods, Inc. — Class A	423	(0.45)%	(492)
Flowers Foods, Inc.	1,408	(0.61)%	(737)
CBIZ, Inc.	338	(0.48)%	(791)
Paylocity Holding Corp.	179	(0.56)%	(1,233)
Utz Brands, Inc.	1,935	(0.65)%	(2,831)
U-Haul Holding Co.	412	(0.51)%	(2,977)
Clorox Co.	332	(0.93)%	(3,063)
RB Global, Inc.	597	(0.83)%	(6,445)
RxSight, Inc.	474	(0.44)%	(7,158)
GXO Logistics, Inc.	1,540	(1.51)%	(7,251)
Spectrum Brands Holdings, Inc.	869	(1.41)%	(11,343)
TransUnion	653	(0.95)%	(11,767)
Pilgrim's Pride Corp.	2,167	(1.35)%	(21,579)
Total Consumer, Non-cyclical			(77,565)
Basic Materials
Piedmont Lithium, Inc.	2,559	(0.62)%	54,281
Compass Minerals International, Inc.	1,687	(0.48)%	13,026
Novagold Resources, Inc.	11,394	(0.62)%	12,220
Hecla Mining Co.	8,004	(0.70)%	7,485
Air Products and Chemicals, Inc.	110	(0.49)%	(276)
Ecolab, Inc.	72	(0.30)%	(3,003)
Kaiser Aluminum Corp.	339	(0.55)%	(3,376)
Stepan Co.	443	(0.73)%	(3,755)
ATI, Inc.	660	(0.61)%	(4,565)
Element Solutions, Inc.	2,108	(0.96)%	(6,800)
Kronos Worldwide, Inc.	4,788	(1.03)%	(12,657)
Century Aluminum Co.	3,658	(1.02)%	(28,940)
Total Basic Materials			23,640
Financial
Kennedy-Wilson Holdings, Inc.	7,355	(1.15)%	51,151
Americold Realty Trust, Inc.	2,501	(1.13)%	18,994
Sun Communities, Inc.	537	(1.26)%	17,192
New York Mortgage Trust, Inc.	6,030	(0.79)%	11,006
Marcus & Millichap, Inc.	2,168	(1.35)%	4,800
Ellington Financial, Inc.	4,717	(1.01)%	4,684
TFS Financial Corp.	4,845	(1.11)%	2,907
Ventas, Inc.	754	(0.60)%	789
Equity LifeStyle Properties, Inc.	223	(0.26)%	770
UMH Properties, Inc.	2,066	(0.61)%	(81)
Terreno Realty Corp.	379	(0.46)%	(688)
PotlatchDeltic Corp.	1,441	(1.23)%	(755)
Iron Mountain, Inc.	728	(1.06)%	(980)
Elme Communities	3,997	(1.01)%	(1,133)
Equinix, Inc.	71	(1.07)%	(1,433)
Allstate Corp.	97	(0.31)%	(1,555)
American Tower Corp. — Class A	211	(0.76)%	(1,885)
Moelis & Co. — Class A	772	(0.80)%	(1,945)
Howard Hughes Holdings, Inc.	864	(1.14)%	(2,914)
State Street Corp.	755	(1.06)%	(3,322)
Digital Realty Trust, Inc.	363	(0.95)%	(3,332)
Cannae Holdings, Inc.	1,881	(0.76)%	(3,490)
Jones Lang LaSalle, Inc.	129	(0.46)%	(3,502)
Macerich Co.	2,758	(0.86)%	(3,826)
Brighthouse Financial, Inc.	1,637	(1.54)%	(3,841)
Global Net Lease, Inc.	7,652	(1.08)%	(4,404)
Apartment Investment and Management Co. — Class A	8,371	(1.25)%	(6,943)
Welltower, Inc.	812	(1.38)%	(8,036)
CBRE Group, Inc. — Class A	392	(0.69)%	(9,172)
FTAI Infrastructure, Inc.	4,128	(0.47)%	(11,540)
Carlyle Group, Inc.	1,314	(1.12)%	(14,414)
PennyMac Financial Services, Inc.	633	(1.05)%	(14,801)
KKR & Company, Inc. — Class A	675	(1.24)%	(27,829)
Total Financial			(19,528)
Energy
NOV, Inc.	4,438	(1.58)%	411
Dril-Quip, Inc.	2,962	(1.21)%	(1,776)
Sitio Royalties Corp. — Class A	1,934	(0.87)%	(4,643)
Antero Resources Corp.	2,416	(1.28)%	(5,016)
Valaris Ltd.	1,142	(1.56)%	(6,237)
TechnipFMC plc	3,466	(1.58)%	(17,548)
Archrock, Inc.	2,947	(1.05)%	(19,316)
Total Energy			(54,125)
Industrial
NV5 Global, Inc.	280	(0.50)%	1,925
Knight-Swift Transportation Holdings, Inc.	503	(0.50)%	925
Boeing Co.	190	(0.67)%	787
XPO, Inc.	309	(0.69)%	712
RXO, Inc.	2,907	(1.16)%	444
Exponent, Inc.	580	(0.87)%	315
J.B. Hunt Transport Services, Inc.	118	(0.43)%	283
Stericycle, Inc.	1,023	(0.98)%	42
Tetra Tech, Inc.	138	(0.46)%	(217)
Norfolk Southern Corp.	129	(0.60)%	(480)
Republic Services, Inc. — Class A	329	(1.15)%	(2,616)
Vulcan Materials Co.	76	(0.38)%	(4,396)
Trinity Industries, Inc.	1,604	(0.81)%	(6,350)
Casella Waste Systems, Inc. — Class A	714	(1.28)%	(12,614)
Total Industrial			(21,240)
Communications
Boston Omaha Corp. — Class A	2,121	(0.60)%	(1,300)
DoorDash, Inc. — Class A	260	(0.65)%	(11,129)
Total Communications			(12,429)
Technology
Paycor HCM, Inc.	3,415	(1.21)%	10,757
Braze, Inc. — Class A	1,168	(0.94)%	3,607

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Take-Two Interactive Software, Inc.	531	(1.43)%	$2,471
ROBLOX Corp. — Class A	614	(0.43)%	1,606
KBR, Inc.	863	(1.00)%	(2,242)
Evolent Health, Inc. — Class A	1,225	(0.73)%	(5,193)
Micron Technology, Inc.	443	(0.95)%	(10,592)
Parsons Corp.	551	(0.83)%	(14,663)
Total Technology			(14,249)
Consumer, Cyclical
Walgreens Boots Alliance, Inc.	2,205	(0.87)%	12,539
Tesla, Inc.	120	(0.38)%	4,653
Dollar Tree, Inc.	244	(0.59)%	1,647
Hyatt Hotels Corp. — Class A	232	(0.67)%	(336)
MarineMax, Inc.	1,157	(0.70)%	(1,413)
Dollar General Corp.	157	(0.45)%	(3,373)
DraftKings, Inc. — Class A	698	(0.58)%	(4,256)
Copart, Inc.	1,065	(1.12)%	(4,339)
CarMax, Inc.	806	(1.28)%	(17,132)
Total Consumer, Cyclical			(12,010)
Total GS Long/Short Equity Short Custom Basket			$(189,448)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

MS EQUITY MARKET NEUTRAL LONG CUSTOM BASKET

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
Ryman Hospitality Properties, Inc.	5,178	7.20%	$158,422
Simon Property Group, Inc.	2,315	4.36%	101,711
Host Hotels & Resorts, Inc.	18,820	4.68%	84,879
Alexandria Real Estate Equities, Inc.	3,191	4.95%	59,258
Invitation Homes, Inc.	13,778	5.90%	54,234
CareTrust REIT, Inc.	12,744	3.74%	53,031
Digital Realty Trust, Inc.	2,597	4.50%	48,967
Boston Properties, Inc.	3,815	3.00%	40,509
Sun Communities, Inc.	1,710	2.65%	39,933
Vornado Realty Trust	8,958	3.10%	33,539
Extra Space Storage, Inc.	1,221	2.16%	29,081
Kimco Realty Corp.	11,877	2.80%	28,916
Sabra Health Care REIT, Inc.	26,265	4.67%	24,236
Brixmor Property Group, Inc.	10,652	3.01%	22,577
Highwoods Properties, Inc.	5,136	1.62%	18,955
VICI Properties, Inc.	12,733	4.57%	18,253
InvenTrust Properties Corp.	9,575	2.96%	18,242
American Homes 4 Rent — Class A	5,376	2.38%	16,683
Kilroy Realty Corp.	5,370	2.35%	11,560
Ventas, Inc.	8,893	4.66%	7,285
Equinix, Inc.	223	2.22%	5,125
Equity Residential	3,146	2.39%	2,421
Kite Realty Group Trust	11,195	2.92%	(5,124)
Gaming and Leisure Properties, Inc.	7,972	4.42%	(7,629)
Americold Realty Trust, Inc.	6,679	2.00%	(12,640)
Retail Opportunity Investments Corp.	17,373	2.68%	(12,993)
Healthpeak Properties, Inc.	12,197	2.75%	(14,064)
Rexford Industrial Realty, Inc.	8,832	5.36%	(21,070)
Total Financial			804,297
Total MS Equity Market Neutral Long Custom Basket			$804,297

MS EQUITY MARKET NEUTRAL SHORT CUSTOM BASKET

Financial
Mid-America Apartment Communities, Inc.	2,769	(4.51)%	$24,707
Service Properties Trust	16,863	(1.42)%	24,461
Realty Income Corp.	9,666	(6.48)%	18,134
Camden Property Trust	3,753	(4.57)%	15,016
Apartment Income REIT Corp.	7,935	(3.19)%	5,967
Broadstone Net Lease, Inc.	16,630	(3.23)%	2,207
LTC Properties, Inc.	9,237	(3.72)%	(2,004)
Douglas Emmett, Inc.	35,027	(6.02)%	(7,081)
Cousins Properties, Inc.	5,548	(1.65)%	(12,294)
JBG SMITH Properties	30,181	(6.00)%	(16,410)
Pebblebrook Hotel Trust	18,499	(3.53)%	(17,004)
STAG Industrial, Inc.	12,423	(5.91)%	(23,521)
EastGroup Properties, Inc.	1,135	(2.53)%	(25,435)
Omega Healthcare Investors, Inc.	16,395	(6.43)%	(27,948)
Federal Realty Investment Trust	5,475	(6.92)%	(29,590)
Phillips Edison & Company, Inc.	18,116	(8.05)%	(35,098)
National Health Investors, Inc.	5,761	(4.48)%	(63,264)
Sunstone Hotel Investors, Inc.	38,432	(5.30)%	(77,128)
Macerich Co.	23,078	(4.92)%	(125,918)
Total Financial			(372,203)
Exchange Traded Funds
Vanguard Real Estate ETF	10,407	(11.14)%	(67,906)
Total MS Equity Market Neutral Short Custom Basket			$(440,109)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

MS LONG/SHORT EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Industrial
Boise Cascade Co.	415	0.83%	$20,796
Mueller Industries, Inc.	1,307	0.91%	20,686
Encore Wire Corp.	212	0.72%	19,558
Owens Corning	496	1.07%	15,976
Scorpio Tankers, Inc.	776	0.72%	14,528
Apogee Enterprises, Inc.	1,343	1.03%	13,085
Atkore, Inc.	214	0.53%	12,666
International Seaways, Inc.	1,296	0.89%	11,495
Teekay Tankers Ltd. — Class A	664	0.50%	10,193
TD SYNNEX Corp.	530	0.78%	9,785
Ardmore Shipping Corp.	2,738	0.58%	9,440
Teekay Corp.	7,394	0.70%	7,496
UFP Industries, Inc.	615	0.98%	7,177
Caterpillar, Inc.	224	1.06%	7,014
Masco Corp.	972	0.99%	6,790
Argan, Inc.	733	0.48%	5,971
Snap-on, Inc.	131	0.50%	4,547
Deere & Co.	99	0.53%	4,199
Terex Corp.	270	0.23%	4,140
AGCO Corp.	487	0.78%	2,547
Fortune Brands Innovations, Inc.	306	0.34%	2,479
Frontdoor, Inc.	563	0.24%	1,266
Mettler-Toledo International, Inc.	13	0.22%	539
Keysight Technologies, Inc.	182	0.37%	45
Vishay Intertechnology, Inc.	740	0.22%	(120)
Total Industrial			212,298
Communications
IDT Corp. — Class B	1,595	0.78%	22,549
InterDigital, Inc.	715	0.99%	17,329
Verizon Communications, Inc.	1,863	1.01%	14,104
eBay, Inc.	1,214	0.83%	13,642
AT&T, Inc.	3,798	0.87%	11,302
Alphabet, Inc. — Class C	477	0.94%	8,861
T-Mobile US, Inc.	365	0.77%	6,026
Motorola Solutions, Inc.	226	1.04%	5,330
A10 Networks, Inc.	1,276	0.23%	2,374
Match Group, Inc.	579	0.27%	755
Spok Holdings, Inc.	1,156	0.24%	(239)
VeriSign, Inc.	149	0.37%	(1,565)
Comcast Corp. — Class A	1,260	0.71%	(2,066)
Cisco Systems, Inc.	1,550	1.00%	(2,786)
Gogo, Inc.	5,537	0.63%	(4,028)
Ooma, Inc.	4,095	0.45%	(11,456)
Total Communications			80,132
Consumer, Non-cyclical
Merck & Company, Inc.	613	1.05%	17,546
PayPal Holdings, Inc.	849	0.74%	6,506
Molina Healthcare, Inc.	95	0.51%	5,868
Innoviva, Inc.	2,344	0.46%	5,806
Alarm.com Holdings, Inc.	329	0.31%	4,716
HCA Healthcare, Inc.	238	1.03%	4,609
Viatris, Inc.	2,031	0.31%	4,521
Hologic, Inc.	591	0.60%	4,433
Collegium Pharmaceutical, Inc.	612	0.31%	4,239
Supernus Pharmaceuticals, Inc.	729	0.32%	4,059
AbbVie, Inc.	211	0.50%	3,781
Royalty Pharma plc — Class A	1,863	0.73%	3,415
Exelixis, Inc.	3,297	1.01%	3,204
Perdoceo Education Corp.	2,506	0.57%	2,202
Agilent Technologies, Inc.	113	0.21%	1,599
United Therapeutics Corp.	329	0.98%	1,505
Organon & Co.	1,212	0.30%	1,252
Abbott Laboratories	633	0.93%	864
Johnson & Johnson	379	0.78%	828
Amgen, Inc.	108	0.40%	776
Alkermes plc	513	0.18%	697
Neurocrine Biosciences, Inc.	134	0.24%	582
Vertex Pharmaceuticals, Inc.	52	0.28%	103
Thermo Fisher Scientific, Inc.	26	0.20%	(77)
Biogen, Inc.	175	0.49%	(285)
Lantheus Holdings, Inc.	236	0.19%	(528)
Jazz Pharmaceuticals plc	310	0.48%	(808)
Cross Country Healthcare, Inc.	835	0.20%	(2,616)
Incyte Corp.	1,281	0.95%	(2,888)
Dynavax Technologies Corp.	2,558	0.41%	(3,925)
Bristol-Myers Squibb Co.	1,457	1.02%	(5,791)
Total Consumer, Non-cyclical			66,193
Technology
Applied Materials, Inc.	211	0.56%	10,976
Skyworks Solutions, Inc.	428	0.60%	5,762
Amdocs Ltd.	825	0.97%	4,723
Immersion Corp.	5,476	0.53%	3,818
Cirrus Logic, Inc.	178	0.21%	2,735
NetScout Systems, Inc.	1,317	0.37%	1,106
Accenture plc — Class A	121	0.54%	950
Dropbox, Inc. — Class A	2,315	0.73%	878
Box, Inc. — Class A	783	0.29%	746
Crane NXT Co.	259	0.21%	669
Playtika Holding Corp.	2,615	0.24%	547
Zoom Video Communications, Inc. — Class A	336	0.28%	547
Progress Software Corp.	407	0.28%	384
Insight Enterprises, Inc.	184	0.44%	267
Xerox Holdings Corp.	797	0.18%	30
Photronics, Inc.	718	0.26%	(116)
Adeia, Inc.	1,630	0.23%	(618)
Teradata Corp.	418	0.21%	(1,663)
Adobe, Inc.	63	0.41%	(7,666)
Total Technology			24,075
Financial
MGIC Investment Corp.	3,819	1.11%	18,779
Essent Group Ltd.	1,406	1.08%	16,154
Ambac Financial Group, Inc.	4,411	0.89%	14,161
International Bancshares Corp.	809	0.59%	8,843

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Mr Cooper Group, Inc.	523	0.53%	$7,712
Synchrony Financial	1,572	0.88%	7,596
Enact Holdings, Inc.	2,151	0.87%	7,008
NMI Holdings, Inc. — Class A	2,541	1.06%	6,722
Regions Financial Corp.	2,092	0.57%	6,317
Hartford Financial Services Group, Inc.	791	1.06%	5,694
Affiliated Managers Group, Inc.	209	0.45%	5,502
Preferred Bank/Los Angeles CA	547	0.54%	5,004
Walker & Dunlop, Inc.	628	0.82%	4,599
Travelers Companies, Inc.	345	1.03%	3,700
Everest Group Ltd.	103	0.53%	3,009
Innovative Industrial Properties, Inc.	422	0.57%	2,826
OneMain Holdings, Inc.	922	0.61%	2,697
Bread Financial Holdings, Inc.	1,316	0.64%	1,484
Janus Henderson Group plc	1,544	0.66%	1,183
Raymond James Financial, Inc.	1	0.00%	22
Douglas Elliman, Inc.	1	0.00%	(2)
Employers Holdings, Inc.	649	0.38%	(127)
Hanmi Financial Corp.	995	0.21%	(3,065)
Apartment Income REIT Corp.	2,419	1.02%	(4,540)
Total Financial			121,278
Consumer, Cyclical
Taylor Morrison Home Corp. — Class A	1,305	1.05%	20,866
Allison Transmission Holdings, Inc.	818	0.86%	20,547
Lennar Corp. — Class A	469	1.05%	20,211
M/I Homes, Inc.	338	0.60%	16,743
PulteGroup, Inc.	298	0.47%	13,107
KB Home	496	0.46%	11,093
Brunswick Corp.	494	0.62%	10,165
Monarch Casino & Resort, Inc.	947	0.92%	9,581
PACCAR, Inc.	467	0.75%	9,142
Tri Pointe Homes, Inc.	987	0.49%	8,025
Build-A-Bear Workshop, Inc. — Class A	1,063	0.41%	7,767
GMS, Inc.	785	0.99%	7,204
Ethan Allen Interiors, Inc.	1,322	0.59%	5,517
Autoliv, Inc.	410	0.64%	4,515
Wabash National Corp.	1,559	0.60%	4,373
Harley-Davidson, Inc.	1,026	0.58%	3,936
Lowe's Companies, Inc.	312	1.03%	3,920
Oxford Industries, Inc.	244	0.36%	3,683
Boyd Gaming Corp.	570	0.50%	3,047
MasterCraft Boat Holdings, Inc.	1,183	0.36%	2,544
BorgWarner, Inc.	713	0.32%	2,190
Polaris, Inc.	460	0.60%	2,023
Buckle, Inc.	711	0.37%	1,628
Visteon Corp.	195	0.30%	171
Golden Entertainment, Inc.	1,228	0.59%	72
Aptiv plc	365	0.38%	(238)
Standard Motor Products, Inc.	657	0.29%	(1,273)
Dine Brands Global, Inc.	355	0.21%	(1,284)
MSC Industrial Direct Company, Inc. — Class A	745	0.94%	(2,319)
McDonald's Corp.	258	0.94%	(2,762)
Total Consumer, Cyclical			184,194
Utilities
Public Service Enterprise Group, Inc.	1,164	1.01%	9,500
Atmos Energy Corp.	656	1.01%	4,543
Black Hills Corp.	1,307	0.92%	2,871
OGE Energy Corp.	2,228	0.99%	1,442
National Fuel Gas Co.	1,495	1.04%	1,356
Total Utilities			19,712
Energy
Marathon Petroleum Corp.	431	1.13%	22,569
Valero Energy Corp.	332	0.73%	14,052
PBF Energy, Inc. — Class A	784	0.58%	9,036
Devon Energy Corp.	1,480	0.96%	7,283
CNX Resources Corp.	2,872	0.88%	7,054
CVR Energy, Inc.	1,638	0.76%	6,880
Chevron Corp.	247	0.50%	1,857
RPC, Inc.	2,056	0.21%	1,592
SandRidge Energy, Inc.	2,319	0.44%	359
Par Pacific Holdings, Inc.	786	0.38%	48
SolarEdge Technologies, Inc.	227	0.21%	(1,232)
Cheniere Energy, Inc.	492	1.03%	(1,357)
Total Energy			68,141
Basic Materials
Olin Corp.	661	0.50%	4,490
Arcadium Lithium plc	2	0.00%	9
Total Basic Materials			4,499
Government
Banco Latinoamericano de Comercio Exterior S.A. — Class E	2,062	0.79%	14,419
Total MS Long/Short Equity Long Custom Basket			$794,941

MS LONG/SHORT EQUITY SHORT CUSTOM BASKET

Utilities
California Water Service Group	1,418	(1.19)%	6,029
Middlesex Water Co.	872	(0.82)%	5,906
Portland General Electric Co.	1,596	(1.21)%	2,908
Alliant Energy Corp.	576	(0.52)%	847
AES Corp.	3,917	(1.27)%	(108)
Ormat Technologies, Inc.	722	(0.86)%	(1,141)
American Electric Power Company, Inc.	777	(1.21)%	(1,178)
PNM Resources, Inc.	670	(0.45)%	(1,634)
FirstEnergy Corp.	1,050	(0.73)%	(2,167)
Eversource Energy	1,189	(1.28)%	(2,882)
Pinnacle West Capital Corp.	512	(0.69)%	(3,345)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
NRG Energy, Inc.	1,256	(1.53)%	$(9,560)
Avangrid, Inc.	2,197	(1.44)%	(13,164)
Total Utilities			(19,489)
Consumer, Non-cyclical
ICF International, Inc.	165	(0.45)%	686
Acadia Healthcare Company, Inc.	524	(0.75)%	(179)
Insmed, Inc.	1,232	(0.60)%	(371)
Tyson Foods, Inc. — Class A	423	(0.45)%	(543)
Flowers Foods, Inc.	1,408	(0.60)%	(775)
CBIZ, Inc.	338	(0.48)%	(919)
Paylocity Holding Corp.	179	(0.55)%	(1,346)
Clorox Co.	332	(0.92)%	(3,022)
U-Haul Holding Co.	412	(0.50)%	(3,025)
Utz Brands, Inc.	1,935	(0.64)%	(5,727)
RB Global, Inc.	597	(0.82)%	(6,389)
RxSight, Inc.	474	(0.44)%	(7,309)
GXO Logistics, Inc.	1,540	(1.49)%	(7,816)
Spectrum Brands Holdings, Inc.	869	(1.39)%	(11,181)
TransUnion	653	(0.94)%	(11,757)
Pilgrim's Pride Corp.	2,167	(1.34)%	(21,534)
Total Consumer, Non-cyclical			(81,207)
Basic Materials
Piedmont Lithium, Inc.	2,559	(0.61)%	45,955
Compass Minerals International, Inc.	1,687	(0.48)%	13,181
Novagold Resources, Inc.	11,394	(0.62)%	11,228
Arcadium Lithium plc	2	0.00%	1
Air Products and Chemicals, Inc.	110	(0.48)%	(301)
Ecolab, Inc.	72	(0.30)%	(2,998)
Hecla Mining Co.	8,004	(0.69)%	(3,430)
Stepan Co.	443	(0.72)%	(3,728)
Kaiser Aluminum Corp.	339	(0.55)%	(4,547)
ATI, Inc.	660	(0.61)%	(4,627)
Element Solutions, Inc.	2,108	(0.95)%	(6,739)
Kronos Worldwide, Inc.	4,788	(1.02)%	(12,550)
Century Aluminum Co.	3,658	(1.01)%	(28,791)
Total Basic Materials			2,654
Financial
Kennedy-Wilson Holdings, Inc.	7,355	(1.14)%	45,824
Americold Realty Trust, Inc.	2,501	(1.12)%	20,210
New York Mortgage Trust, Inc.	6,030	(0.78)%	11,038
TFS Financial Corp.	4,845	(1.10)%	5,058
Marcus & Millichap, Inc.	2,168	(1.33)%	4,871
Ellington Financial, Inc.	4,717	(1.00)%	4,696
Ventas, Inc.	754	(0.59)%	910
Equity LifeStyle Properties, Inc.	223	(0.26)%	736
PotlatchDeltic Corp.	1,441	(1.22)%	(803)
Terreno Realty Corp.	379	(0.45)%	(884)
Iron Mountain, Inc.	728	(1.05)%	(1,054)
Elme Communities	3,997	(1.00)%	(1,232)
Allstate Corp.	97	(0.30)%	(1,543)
American Tower Corp. — Class A	211	(0.75)%	(1,873)
Moelis & Co. — Class A	772	(0.79)%	(1,998)
Sun Communities, Inc.	537	(1.24)%	(2,511)
UMH Properties, Inc.	2,066	(0.60)%	(2,611)
Jones Lang LaSalle, Inc.	129	(0.45)%	(2,734)
Equinix, Inc.	71	(1.06)%	(2,859)
Howard Hughes Holdings, Inc.	864	(1.13)%	(2,971)
Digital Realty Trust, Inc.	363	(0.94)%	(3,208)
State Street Corp.	755	(1.05)%	(3,318)
Cannae Holdings, Inc.	1,881	(0.75)%	(3,474)
Macerich Co.	2,758	(0.86)%	(3,715)
Brighthouse Financial, Inc.	1,637	(1.52)%	(4,333)
Global Net Lease, Inc.	7,652	(1.07)%	(4,381)
Welltower, Inc.	812	(1.37)%	(6,686)
Apartment Investment and Management Co. — Class A	8,371	(1.24)%	(6,820)
CBRE Group, Inc. — Class A	392	(0.69)%	(9,170)
PennyMac Financial Services, Inc.	633	(1.04)%	(11,264)
FTAI Infrastructure, Inc.	4,128	(0.47)%	(11,529)
Carlyle Group, Inc.	1,314	(1.11)%	(14,261)
KKR & Company, Inc. — Class A	675	(1.22)%	(24,976)
Total Financial			(36,865)
Energy
Dril-Quip, Inc.	2,962	(1.20)%	(1,727)
NOV, Inc.	4,438	(1.56)%	(1,772)
Valaris Ltd.	1,142	(1.55)%	(4,082)
Sitio Royalties Corp. — Class A	1,934	(0.86)%	(4,622)
Antero Resources Corp.	2,416	(1.26)%	(4,916)
TechnipFMC plc	3,466	(1.57)%	(17,366)
Archrock, Inc.	2,947	(1.04)%	(19,242)
Total Energy			(53,727)
Industrial
NV5 Global, Inc.	280	(0.49)%	1,964
Knight-Swift Transportation Holdings, Inc.	503	(0.50)%	934
Boeing Co.	190	(0.66)%	768
RXO, Inc.	2,907	(1.15)%	613
XPO, Inc.	309	(0.68)%	455
J.B. Hunt Transport Services, Inc.	118	(0.42)%	164
Exponent, Inc.	580	(0.86)%	117
Stericycle, Inc.	1,023	(0.97)%	(13)
Tetra Tech, Inc.	138	(0.46)%	(312)
Norfolk Southern Corp.	129	(0.59)%	(485)
Republic Services, Inc. — Class A	329	(1.13)%	(2,675)
Vulcan Materials Co.	76	(0.37)%	(4,410)
Trinity Industries, Inc.	1,604	(0.80)%	(6,354)
Casella Waste Systems, Inc. — Class A	714	(1.27)%	(14,047)
Total Industrial			(23,281)
Communications
Boston Omaha Corp. — Class A	2,121	(0.59)%	(1,148)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
DoorDash, Inc. — Class A	260	(0.65)%	$(11,150)
Total Communications			(12,298)
Technology
Paycor HCM, Inc.	3,415	(1.20)%	12,460
Privia Health Group, Inc.	2,804	(0.99)%	6,707
Braze, Inc. — Class A	1,168	(0.93)%	3,517
Take-Two Interactive Software, Inc.	531	(1.42)%	2,469
ROBLOX Corp. — Class A	614	(0.42)%	1,507
KBR, Inc.	863	(0.99)%	(2,074)
Evolent Health, Inc. — Class A	1,225	(0.72)%	(5,204)
Micron Technology, Inc.	443	(0.94)%	(10,602)
Parsons Corp.	551	(0.82)%	(14,660)
Total Technology			(5,880)
Consumer, Cyclical
Walgreens Boots Alliance, Inc.	2,205	(0.86)%	6,225
Tesla, Inc.	120	(0.38)%	5,801
Dollar Tree, Inc.	244	(0.59)%	1,606
Hyatt Hotels Corp. — Class A	232	(0.67)%	(418)
MarineMax, Inc.	1,157	(0.69)%	(1,237)
Dollar General Corp.	157	(0.44)%	(3,367)
DraftKings, Inc. — Class A	698	(0.57)%	(4,274)
Copart, Inc.	1,065	(1.11)%	(4,409)
CarMax, Inc.	806	(1.34)%	(17,085)
Total Consumer, Cyclical			(17,158)
Total MS Long/Short Equity Short Custom Basket			$(247,251)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is on loan at March 31, 2024 — See Note 5.
[3]	All or a portion of this security is pledged as futures collateral at March 31, 2024.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 4.
[6]	Securities lending collateral — See Note 5.
[7]	Rate indicated is the 7-day yield as of March 31, 2024.
[8]	All or a portion of this security is pledged as short secuity and equity custom basket swap collateral at March 31, 2024.

ADR — American Depositary Receipt
GS — Goldman Sachs International
MS — Morgan Stanley Capital Services LLC

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$14,316,783	$—	$—		$14,316,783
Master Limited Partnership	14	—	—		14
Rights	—	—	—	*	—
Mutual Funds	6,777,591	—	—		6,777,591
Closed-End Funds	2,712,061	—	—		2,712,061
U.S. Treasury Bills	—	6,078,517	—		6,078,517
Repurchase Agreements	—	4,541,908	—		4,541,908
Securities Lending Collateral	93,703	—	—		93,703
Commodity Futures Contracts**	580,824	—	—		580,824
Currency Futures Contracts**	293,061	—	—		293,061
Interest Rate Futures Contracts**	139,530	97,091	—		236,621
Equity Futures Contracts**	153,224	25,654	—		178,878
Equity Custom Basket Swap Agreements**	—	3,828,224	—		3,828,224
Total Assets	$25,066,791	$14,571,394	$—		$39,638,185

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks Sold Short	$3,459,884	$—	$—	$3,459,884
Exchange-Traded Funds Sold Short	2,539,033	—	—	2,539,033
Commodity Futures Contracts**	335,370	—	—	335,370
Currency Futures Contracts**	182,183	—	—	182,183
Equity Futures Contracts**	22,118	—	—	22,118
Equity Custom Basket Swap Agreements**	—	876,808	—	876,808
Total Liabilities	$6,538,588	$876,808	$—	$7,415,396

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended March 31, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/24	Shares 03/31/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,646,028	$–	$–	$–	$6,719	$1,652,747	67,185	$23,231
Guggenheim Strategy Fund III	2,436,560	–	–	–	11,909	2,448,469	99,249	32,846
Guggenheim Ultra Short Duration Fund — Institutional Class	538,646	–	–	–	3,281	541,927	54,685	7,041
Guggenheim Variable Insurance Strategy Fund III	2,123,195	–	–	–	11,253	2,134,448	86,555	28,623
	$6,744,429	$–	$–	$–	$33,162	$6,777,591		$91,741

NASDAQ-100® 2x Strategy Fund SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
COMMON STOCKS† - 80.0%
Technology - 38.5%
Microsoft Corp.	18,827	$7,920,895
Apple, Inc.	39,127	6,709,498
NVIDIA Corp.	6,335	5,724,053
Broadcom, Inc.	3,033	4,019,969
Advanced Micro Devices, Inc.*	10,574	1,908,501
Adobe, Inc.*	2,958	1,492,607
QUALCOMM, Inc.	7,304	1,236,567
Intel Corp.	27,670	1,222,184
Intuit, Inc.	1,832	1,190,800
Applied Materials, Inc.	5,438	1,121,479
Texas Instruments, Inc.	5,951	1,036,724
Micron Technology, Inc.	7,224	851,637
Lam Research Corp.	858	833,607
Analog Devices, Inc.	3,245	641,829
KLA Corp.	885	618,234
Synopsys, Inc.*	998	570,357
Cadence Design Systems, Inc.*	1,782	554,701
ASML Holding N.V. — Class G	565	548,316
Crowdstrike Holdings, Inc. — Class A*	1,490	477,679
NXP Semiconductor N.V.	1,678	415,758
Marvell Technology, Inc.	5,658	401,039
Roper Technologies, Inc.	700	392,588
Workday, Inc. — Class A*	1,368	373,122
Autodesk, Inc.*	1,400	364,588
Fortinet, Inc.*	4,994	341,140
Microchip Technology, Inc.	3,537	317,304
Paychex, Inc.	2,364	290,299
Datadog, Inc. — Class A*	2,002	247,447
Cognizant Technology Solutions Corp. — Class A	3,258	238,779
Electronic Arts, Inc.	1,750	232,173
ON Semiconductor Corp.*	2,797	205,719
Atlassian Corp. — Class A*	1,030	200,963
ANSYS, Inc.*	569	197,534
Zscaler, Inc.*	971	187,044
GLOBALFOUNDRIES, Inc.*,1	3,585	186,814
MongoDB, Inc.*	472	169,278
Take-Two Interactive Software, Inc.*	1,116	165,715
Total Technology		43,606,941
Communications - 20.5%
Amazon.com, Inc.*	26,320	4,747,602
Meta Platforms, Inc. — Class A	8,868	4,306,123
Alphabet, Inc. — Class A*	14,932	2,253,687
Alphabet, Inc. — Class C*	14,369	2,187,824
Netflix, Inc.*	2,832	1,719,958
Cisco Systems, Inc.	26,500	1,322,615
T-Mobile US, Inc.	7,767	1,267,730
Comcast Corp. — Class A	25,932	1,124,152
Booking Holdings, Inc.	224	812,645
Palo Alto Networks, Inc.*	2,115	600,935
PDD Holdings, Inc. ADR*	4,371	508,129
MercadoLibre, Inc.*	332	501,971
Airbnb, Inc. — Class A*	2,867	472,940
DoorDash, Inc. — Class A*	2,466	339,617
Charter Communications, Inc. — Class A*	950	276,099
Trade Desk, Inc. — Class A*	2,912	254,567
CDW Corp.	878	224,575
Warner Bros Discovery, Inc.*	15,966	139,383
Sirius XM Holdings, Inc.[1]	25,147	97,570
Total Communications		23,158,122
Consumer, Non-cyclical - 9.8%
PepsiCo, Inc.	8,995	1,574,215
Amgen, Inc.	3,507	997,110
Intuitive Surgical, Inc.*	2,306	920,301
Vertex Pharmaceuticals, Inc.*	1,690	706,437
Regeneron Pharmaceuticals, Inc.*	706	679,518
Automatic Data Processing, Inc.	2,688	671,301
Mondelez International, Inc. — Class A	8,812	616,840
Gilead Sciences, Inc.	8,153	597,207
PayPal Holdings, Inc.*	7,014	469,868
Cintas Corp.	663	455,501
Monster Beverage Corp.*	6,810	403,697
Dexcom, Inc.*	2,523	349,940
IDEXX Laboratories, Inc.*	544	293,722
Kraft Heinz Co.	7,939	292,949
Keurig Dr Pepper, Inc.	9,081	278,514
GE HealthCare Technologies, Inc.	2,980	270,912
Moderna, Inc.*	2,500	266,400
CoStar Group, Inc.*	2,673	258,212
AstraZeneca plc ADR	3,811	258,195
Verisk Analytics, Inc. — Class A	938	221,115
Coca-Cola Europacific Partners plc	2,989	209,081
Biogen, Inc.*	951	205,064
Illumina, Inc.*	1,040	142,813
Total Consumer, Non-cyclical		11,138,912
Consumer, Cyclical - 7.0%
Tesla, Inc.*	12,215	2,147,275
Costco Wholesale Corp.	2,904	2,127,557
Starbucks Corp.	7,410	677,200
Marriott International, Inc. — Class A	1,895	478,127
O'Reilly Automotive, Inc.*	386	435,748
PACCAR, Inc.	3,429	424,819
Copart, Inc.*	6,292	364,433
Ross Stores, Inc.	2,203	323,312
Lululemon Athletica, Inc.*	792	309,395
Fastenal Co.	3,745	288,889
Dollar Tree, Inc.*	1,426	189,872
Walgreens Boots Alliance, Inc.	5,644	122,418
Total Consumer, Cyclical		7,889,045
Industrial - 1.5%
Honeywell International, Inc.	4,268	876,007
CSX Corp.	12,821	475,274
Old Dominion Freight Line, Inc.	1,425	312,517
Total Industrial		1,663,798
Basic Materials - 1.3%
Linde plc	3,152	1,463,537
Utilities - 1.0%
Constellation Energy Corp.	2,072	383,009
American Electric Power Company, Inc.	3,444	296,529
Exelon Corp.	6,541	245,745

NASDAQ-100® 2x Strategy Fund SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
COMMON STOCKS† - 80.0% (continued)
Utilities - 1.0% (continued)
Xcel Energy, Inc.	3,633	$195,274
Total Utilities		1,120,557
Energy - 0.4%
Diamondback Energy, Inc.	1,168	231,463
Baker Hughes Co.	6,550	219,425
Total Energy		450,888
Total Common Stocks
(Cost $58,937,709)		90,491,800

	Face Amount
U.S. TREASURY BILLS†† - 7.9%
U.S. Treasury Bills
5.25% due 04/23/24[2,3]	$4,900,000	4,884,219
5.17% due 04/16/24[3,4]	2,988,000	2,981,440
5.27% due 04/23/24[3]	1,100,000	1,096,457
Total U.S. Treasury Bills
(Cost $8,962,180)		8,962,116

REPURCHASE AGREEMENTS††,5 - 16.0%
J.P. Morgan Securities LLC issued 03/28/24 at 5.31% due 04/01/24[2]	10,446,283	10,446,283
BofA Securities, Inc. issued 03/28/24 at 5.31% due 04/01/24[2]	4,017,801	4,017,801
Barclays Capital, Inc. issued 03/28/24 at 5.30% due 04/01/24[2]	3,641,789	3,641,789
Total Repurchase Agreements
(Cost $18,105,873)		18,105,873

	Shares
SECURITIES LENDING COLLATERAL†,6 - 0.2%
Money Market Fund
First American Government Obligations Fund - Class X, 5.23%[7]	224,211	224,211
Total Securities Lending Collateral
(Cost $224,211)		224,211
Total Investments - 104.1%
(Cost $86,229,973)		$117,784,000
Other Assets & Liabilities, net - (4.1)%		(4,678,148)
Total Net Assets - 100.0%		$113,105,852

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	98	Jun 2024	$36,186,500	$212,345

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	NASDAQ-100 Index	Pay	6.03% (SOFR + 0.70%)	At Maturity	06/25/24	2,282	$41,662,964	$507,778
Goldman Sachs International	NASDAQ-100 Index	Pay	5.83% (Federal Funds Rate + 0.50%)	At Maturity	06/26/24	2,710	49,472,059	21,363
BNP Paribas	NASDAQ-100 Index	Pay	5.98% (Federal Funds Rate + 0.65%)	At Maturity	06/26/24	473	8,625,498	6,879

							$99,760,521	$536,020

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	All or a portion of this security is on loan at March 31, 2024 — See Note 5.

NASDAQ-100® 2x Strategy Fund SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

2	All or a portion of this security is pledged as equity index swap collateral at March 31, 2024.
3	Rate indicated is the effective yield at the time of purchase.
4	All or a portion of this security is pledged as futures collateral at March 31, 2024.
5	Repurchase Agreements — See Note 4.
6	Securities lending collateral — See Note 5.
7	Rate indicated is the 7-day yield as of March 31, 2024.

ADR — American Depositary Receipt

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$90,491,800	$—	$—	$90,491,800
U.S. Treasury Bills	—	8,962,116	—	8,962,116
Repurchase Agreements	—	18,105,873	—	18,105,873
Securities Lending Collateral	224,211	—	—	224,211
Equity Futures Contracts**	212,345	—	—	212,345
Equity Index Swap Agreements**	—	536,020	—	536,020
Total Assets	$90,928,356	$27,604,009	$—	$118,532,365

**	This derivative is reported as unrealized appreciation/depreciation at period end.

NASDAQ-100® Fund SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
COMMON STOCKS† - 84.6%
Technology - 40.8%
Microsoft Corp.	22,403	$9,425,390
Apple, Inc.	46,557	7,983,595
NVIDIA Corp.	7,537	6,810,132
Broadcom, Inc.	3,609	4,783,405
Advanced Micro Devices, Inc.*	12,583	2,271,106
Adobe, Inc.*	3,520	1,776,192
QUALCOMM, Inc.	8,691	1,471,386
Intel Corp.	32,925	1,454,297
Intuit, Inc.	2,180	1,417,000
Applied Materials, Inc.	6,470	1,334,308
Texas Instruments, Inc.	7,081	1,233,581
Micron Technology, Inc.	8,596	1,013,383
Lam Research Corp.	1,021	991,973
Analog Devices, Inc.	3,862	763,865
KLA Corp.	1,053	735,594
Synopsys, Inc.*	1,188	678,942
Cadence Design Systems, Inc.*	2,120	659,913
ASML Holding N.V. — Class G	673	653,126
Crowdstrike Holdings, Inc. — Class A*	1,773	568,406
NXP Semiconductor N.V.	1,997	494,797
Marvell Technology, Inc.	6,732	477,164
Roper Technologies, Inc.	833	467,180
Workday, Inc. — Class A*	1,628	444,037
Autodesk, Inc.*	1,666	433,860
Fortinet, Inc.*	5,942	405,898
Microchip Technology, Inc.	4,208	377,500
Paychex, Inc.	2,813	345,436
Datadog, Inc. — Class A*	2,382	294,415
Cognizant Technology Solutions Corp. — Class A	3,877	284,145
Electronic Arts, Inc.	2,082	276,219
ON Semiconductor Corp.*	3,328	244,774
Atlassian Corp. — Class A*	1,225	239,010
ANSYS, Inc.*	678	235,374
Zscaler, Inc.*	1,155	222,488
GLOBALFOUNDRIES, Inc.*,1	4,266	222,301
MongoDB, Inc.*	562	201,556
Take-Two Interactive Software, Inc.*	1,328	197,195
Total Technology		51,888,943
Communications - 21.7%
Amazon.com, Inc.*	31,318	5,649,141
Meta Platforms, Inc. — Class A	10,553	5,124,326
Alphabet, Inc. — Class A*	17,767	2,681,573
Alphabet, Inc. — Class C*	17,098	2,603,342
Netflix, Inc.*	3,370	2,046,702
Cisco Systems, Inc.	31,532	1,573,762
T-Mobile US, Inc.	9,242	1,508,480
Comcast Corp. — Class A	30,856	1,337,608
Booking Holdings, Inc.	266	965,016
Palo Alto Networks, Inc.*	2,516	714,871
PDD Holdings, Inc. ADR*	5,201	604,616
MercadoLibre, Inc.*	395	597,224
Airbnb, Inc. — Class A*	3,411	562,679
DoorDash, Inc. — Class A*	2,934	404,070
Charter Communications, Inc. — Class A*	1,131	328,702
Trade Desk, Inc. — Class A*	3,465	302,910
CDW Corp.	1,045	267,290
Warner Bros Discovery, Inc.*	18,998	165,853
Sirius XM Holdings, Inc.[1]	29,922	116,097
Total Communications		27,554,262
Consumer, Non-cyclical - 10.4%
PepsiCo, Inc.	10,703	1,873,132
Amgen, Inc.	4,173	1,186,468
Intuitive Surgical, Inc.*	2,744	1,095,103
Vertex Pharmaceuticals, Inc.*	2,012	841,036
Regeneron Pharmaceuticals, Inc.*	841	809,454
Automatic Data Processing, Inc.	3,199	798,918
Mondelez International, Inc. — Class A	10,485	733,950
Gilead Sciences, Inc.	9,701	710,598
PayPal Holdings, Inc.*	8,346	559,099
Cintas Corp.	789	542,067
Monster Beverage Corp.*	8,104	480,405
Dexcom, Inc.*	3,002	416,378
IDEXX Laboratories, Inc.*	647	349,335
Kraft Heinz Co.	9,447	348,594
Keurig Dr Pepper, Inc.	10,806	331,420
GE HealthCare Technologies, Inc.	3,546	322,367
Moderna, Inc.*	2,975	317,016
AstraZeneca plc ADR	4,535	307,246
CoStar Group, Inc.*	3,180	307,188
Verisk Analytics, Inc. — Class A	1,117	263,310
Coca-Cola Europacific Partners plc	3,557	248,812
Biogen, Inc.*	1,132	244,093
Illumina, Inc.*	1,237	169,865
Total Consumer, Non-cyclical		13,255,854
Consumer, Cyclical - 7.4%
Tesla, Inc.*	14,534	2,554,932
Costco Wholesale Corp.	3,455	2,531,237
Starbucks Corp.	8,817	805,785
Marriott International, Inc. — Class A	2,254	568,707
O'Reilly Automotive, Inc.*	460	519,285
PACCAR, Inc.	4,080	505,471
Copart, Inc.*	7,487	433,647
Ross Stores, Inc.	2,622	384,805
Lululemon Athletica, Inc.*	943	368,383
Fastenal Co.	4,456	343,736
Dollar Tree, Inc.*	1,697	225,955
Walgreens Boots Alliance, Inc.	6,716	145,670
Total Consumer, Cyclical		9,387,613
Industrial - 1.5%
Honeywell International, Inc.	5,079	1,042,465
CSX Corp.	15,256	565,540
Old Dominion Freight Line, Inc.	1,696	371,949
Total Industrial		1,979,954
Basic Materials - 1.4%
Linde plc	3,750	1,741,200
Utilities - 1.0%
Constellation Energy Corp.	2,466	455,840
American Electric Power Company, Inc.	4,098	352,838
Exelon Corp.	7,784	292,445

NASDAQ-100® Fund SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
COMMON STOCKS† - 84.6% (continued)
Utilities - 1.0% (continued)
Xcel Energy, Inc.	4,323	$232,361
Total Utilities		1,333,484
Energy - 0.4%
Diamondback Energy, Inc.	1,390	275,456
Baker Hughes Co.	7,794	261,099
Total Energy		536,555
Total Common Stocks
(Cost $56,309,529)		107,677,865

MUTUAL FUNDS† - 13.8%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	909,569	9,013,824
Guggenheim Strategy Fund II2	347,696	8,553,327
Total Mutual Funds
(Cost $17,605,877)		17,567,151

	Face Amount
U.S. TREASURY BILLS†† - 1.2%
U.S. Treasury Bills
5.25% due 04/23/24[3,4]	$850,000	847,263
5.17% due 04/16/24[4,5]	658,000	656,555
Total U.S. Treasury Bills
(Cost $1,503,829)		1,503,818

REPURCHASE AGREEMENTS††,6 - 1.1%
J.P. Morgan Securities LLC issued 03/28/24 at 5.31% due 04/01/24[3]	779,260	779,260
BofA Securities, Inc. issued 03/28/24 at 5.31% due 04/01/24[3]	299,715	299,715
Barclays Capital, Inc. issued 03/28/24 at 5.30% due 04/01/24[3]	271,666	271,666
Total Repurchase Agreements
(Cost $1,350,641)		1,350,641

	Shares
SECURITIES LENDING COLLATERAL†,7 - 0.2%
Money Market Fund
First American Government Obligations Fund - Class X, 5.23%[8]	266,831	266,831
Total Securities Lending Collateral
(Cost $266,831)		266,831
Total Investments - 100.9%
(Cost $77,036,707)		$128,366,306
Other Assets & Liabilities, net - (0.9)%		(1,194,202)
Total Net Assets - 100.0%		$127,172,104

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	26	Jun 2024	$9,600,500	$127,940

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	NASDAQ-100 Index	Pay	6.03% (SOFR + 0.70%)	At Maturity	06/25/24	240	$4,388,497	$53,490
Goldman Sachs International	NASDAQ-100 Index	Pay	5.83% (Federal Funds Rate + 0.50%)	At Maturity	06/26/24	240	4,386,335	3,496
BNP Paribas	NASDAQ-100 Index	Pay	5.98% (Federal Funds Rate + 0.65%)	At Maturity	06/26/24	78	1,430,036	1,153

							$10,204,868	$58,139

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	All or a portion of this security is on loan at March 31, 2024 — See Note 5.

NASDAQ-100® Fund SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

2	Affiliated issuer.
3	All or a portion of this security is pledged as equity index swap collateral at March 31, 2024.
4	Rate indicated is the effective yield at the time of purchase.
5	All or a portion of this security is pledged as futures collateral at March 31, 2024.
6	Repurchase Agreements — See Note 4.
7	Securities lending collateral — See Note 5.
8	Rate indicated is the 7-day yield as of March 31, 2024.

ADR — American Depositary Receipt

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$107,677,865	$—	$—	$107,677,865
Mutual Funds	17,567,151	—	—	17,567,151
U.S. Treasury Bills	—	1,503,818	—	1,503,818
Repurchase Agreements	—	1,350,641	—	1,350,641
Securities Lending Collateral	266,831	—	—	266,831
Equity Futures Contracts**	127,940	—	—	127,940
Equity Index Swap Agreements**	—	58,139	—	58,139
Total Assets	$125,639,787	$2,912,598	$—	$128,552,385

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended March 31, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/24	Shares 03/31/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$8,518,558	$–	$–	$–	$34,769	$8,553,327	347,696	$120,224
Guggenheim Ultra Short Duration Fund — Institutional Class	8,959,250	–	–	–	54,574	9,013,824	909,569	117,113
	$17,477,808	$–	$–	$–	$89,343	$17,567,151		$237,337

Nova Fund SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
COMMON STOCKS† - 80.4%
Technology - 22.9%
Microsoft Corp.	4,997	$2,102,338
Apple, Inc.	9,761	1,673,816
NVIDIA Corp.	1,661	1,500,813
Broadcom, Inc.	296	392,321
Advanced Micro Devices, Inc.*	1,087	196,193
Salesforce, Inc.	651	196,068
Adobe, Inc.*	305	153,903
Accenture plc — Class A	422	146,270
Oracle Corp.	1,073	134,780
QUALCOMM, Inc.	750	126,975
Intel Corp.	2,843	125,575
Intuit, Inc.	188	122,200
International Business Machines Corp.	616	117,632
Applied Materials, Inc.	559	115,283
Texas Instruments, Inc.	612	106,617
ServiceNow, Inc.*	138	105,211
Micron Technology, Inc.	743	87,592
Lam Research Corp.	88	85,498
Analog Devices, Inc.	334	66,062
Fiserv, Inc.*	404	64,567
KLA Corp.	91	63,570
Synopsys, Inc.*	103	58,865
Cadence Design Systems, Inc.*	183	56,964
NXP Semiconductor N.V.	173	42,864
Roper Technologies, Inc.	72	40,381
Autodesk, Inc.*	145	37,761
Super Micro Computer, Inc.*	34	34,341
Microchip Technology, Inc.	363	32,565
MSCI, Inc. — Class A	54	30,264
Fidelity National Information Services, Inc.	398	29,524
Fortinet, Inc.*	429	29,305
Paychex, Inc.	216	26,525
Cognizant Technology Solutions Corp. — Class A	335	24,552
Electronic Arts, Inc.	164	21,758
Monolithic Power Systems, Inc.	32	21,677
Fair Isaac Corp.*	17	21,243
ON Semiconductor Corp.*	288	21,182
ANSYS, Inc.*	58	20,135
HP, Inc.	587	17,739
Broadridge Financial Solutions, Inc.	80	16,389
Take-Two Interactive Software, Inc.*	107	15,888
Hewlett Packard Enterprise Co.	874	15,496
PTC, Inc.*	81	15,304
Western Digital Corp.*	218	14,876
NetApp, Inc.	139	14,591
Seagate Technology Holdings plc	131	12,190
Leidos Holdings, Inc.	92	12,060
Tyler Technologies, Inc.*	28	11,900
Skyworks Solutions, Inc.	108	11,699
Teradyne, Inc.	103	11,622
Akamai Technologies, Inc.*	101	10,985
EPAM Systems, Inc.*	39	10,770
Zebra Technologies Corp. — Class A*	35	10,550
Jack Henry & Associates, Inc.	49	8,513
Qorvo, Inc.*	65	7,464
Dayforce, Inc.*	105	6,952
Paycom Software, Inc.	32	6,368
Total Technology		8,464,546
Consumer, Non-cyclical - 14.8%
Eli Lilly & Co.	536	416,986
UnitedHealth Group, Inc.	622	307,703
Procter & Gamble Co.	1,582	256,679
Johnson & Johnson	1,619	256,110
Merck & Company, Inc.	1,704	224,843
AbbVie, Inc.	1,188	216,335
PepsiCo, Inc.	924	161,709
Coca-Cola Co.	2,617	160,108
Thermo Fisher Scientific, Inc.	260	151,115
Abbott Laboratories	1,167	132,641
Danaher Corp.	442	110,376
Pfizer, Inc.	3,797	105,367
Amgen, Inc.	360	102,355
Philip Morris International, Inc.	1,045	95,743
Intuitive Surgical, Inc.*	237	94,584
S&P Global, Inc.	216	91,897
Elevance Health, Inc.	159	82,448
Stryker Corp.	228	81,594
Medtronic plc	894	77,912
Bristol-Myers Squibb Co.	1,368	74,187
Vertex Pharmaceuticals, Inc.*	173	72,316
Cigna Group	197	71,548
Automatic Data Processing, Inc.	277	69,178
Regeneron Pharmaceuticals, Inc.*	71	68,337
CVS Health Corp.	847	67,557
Boston Scientific Corp.*	985	67,463
Mondelez International, Inc. — Class A	906	63,420
Gilead Sciences, Inc.	838	61,384
Zoetis, Inc.	309	52,286
Altria Group, Inc.	1,186	51,733
Colgate-Palmolive Co.	554	49,888
PayPal Holdings, Inc.*	721	48,300
Becton Dickinson & Co.	194	48,005
McKesson Corp.	88	47,243
HCA Healthcare, Inc.	133	44,360
Moody’s Corp.	106	41,661
Cintas Corp.	58	39,848
Edwards Lifesciences Corp.*	408	38,989
Dexcom, Inc.*	259	35,923
United Rentals, Inc.	45	32,450
IQVIA Holdings, Inc.*	123	31,105
IDEXX Laboratories, Inc.*	56	30,236
Monster Beverage Corp.*	497	29,462
Kimberly-Clark Corp.	227	29,362
Constellation Brands, Inc. — Class A	108	29,350
Humana, Inc.	83	28,778
Agilent Technologies, Inc.	197	28,666
Centene Corp.*	360	28,253
Corteva, Inc.	472	27,220
Sysco Corp.	335	27,195
Cencora, Inc. — Class A	111	26,972
General Mills, Inc.	383	26,799

Nova Fund SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
COMMON STOCKS† - 80.4% (continued)
Consumer, Non-cyclical - 14.8% (continued)
CoStar Group, Inc.*	275	$26,565
GE HealthCare Technologies, Inc.	285	25,909
Quanta Services, Inc.	98	25,460
Kroger Co.	445	25,423
Gartner, Inc.*	53	25,264
Kenvue, Inc.	1,159	24,872
Estee Lauder Companies, Inc. — Class A	157	24,202
Moderna, Inc.*	223	23,763
Global Payments, Inc.	175	23,390
Verisk Analytics, Inc. — Class A	97	22,866
Archer-Daniels-Midland Co.	359	22,549
Equifax, Inc.	83	22,204
Keurig Dr Pepper, Inc.	701	21,500
Biogen, Inc.*	98	21,132
Hershey Co.	102	19,839
West Pharmaceutical Services, Inc.	50	19,786
Kraft Heinz Co.	536	19,778
ResMed, Inc.	99	19,605
Zimmer Biomet Holdings, Inc.	141	18,609
Cardinal Health, Inc.	164	18,351
Church & Dwight Company, Inc.	166	17,316
Molina Healthcare, Inc.*	40	16,433
Align Technology, Inc.*	48	15,740
Corpay, Inc.*	49	15,118
STERIS plc	66	14,838
Illumina, Inc.*	107	14,693
Baxter International, Inc.	342	14,617
Waters Corp.*	40	13,769
Cooper Companies, Inc.*	134	13,596
McCormick & Company, Inc.	170	13,058
Clorox Co.	84	12,861
Laboratory Corporation of America Holdings	57	12,452
Hologic, Inc.*	159	12,396
Avery Dennison Corp.	54	12,056
Tyson Foods, Inc. — Class A	193	11,335
Lamb Weston Holdings, Inc.	97	10,333
Kellanova	177	10,140
Bunge Global S.A.	98	10,047
Quest Diagnostics, Inc.	75	9,983
Viatris, Inc.	807	9,636
Conagra Brands, Inc.	322	9,544
Charles River Laboratories International, Inc.*	34	9,212
J M Smucker Co.	71	8,937
Revvity, Inc.	84	8,820
Rollins, Inc.	189	8,745
Molson Coors Beverage Co. — Class B	125	8,406
Insulet Corp.*	47	8,056
Universal Health Services, Inc. — Class B	41	7,481
Bio-Techne Corp.	106	7,461
Teleflex, Inc.	32	7,237
Incyte Corp.*	126	7,178
Catalent, Inc.*	122	6,887
Hormel Foods Corp.	195	6,804
Henry Schein, Inc.*	87	6,570
Brown-Forman Corp. — Class B	122	6,298
Campbell Soup Co.	132	5,867
Robert Half, Inc.	70	5,550
MarketAxess Holdings, Inc.	25	5,481
Bio-Rad Laboratories, Inc. — Class A*	15	5,188
DaVita, Inc.*	37	5,108
Dentsply Sirona, Inc.	143	4,746
Total Consumer, Non-cyclical		5,477,039
Communications - 11.8%
Amazon.com, Inc.*	6,147	1,108,796
Meta Platforms, Inc. — Class A	1,480	718,658
Alphabet, Inc. — Class A*	3,963	598,136
Alphabet, Inc. — Class C*	3,317	505,047
Netflix, Inc.*	292	177,340
Walt Disney Co.	1,233	150,870
Cisco Systems, Inc.	2,732	136,354
Verizon Communications, Inc.	2,827	118,621
Comcast Corp. — Class A	2,664	115,484
Uber Technologies, Inc.*	1,384	106,554
Booking Holdings, Inc.	24	87,069
AT&T, Inc.	4,808	84,621
Palo Alto Networks, Inc.*	212	60,236
T-Mobile US, Inc.	351	57,290
Arista Networks, Inc.*	169	49,007
Airbnb, Inc. — Class A*	293	48,333
Motorola Solutions, Inc.	112	39,758
CDW Corp.	90	23,020
Charter Communications, Inc. — Class A*	67	19,472
eBay, Inc.	350	18,473
Corning, Inc.	516	17,007
Warner Bros Discovery, Inc.*	1,492	13,025
Omnicom Group, Inc.	133	12,869
Expedia Group, Inc.*	88	12,122
FactSet Research Systems, Inc.	26	11,814
VeriSign, Inc.*	59	11,181
Gen Digital, Inc.	377	8,445
Interpublic Group of Companies, Inc.	258	8,418
Juniper Networks, Inc.	217	8,042
F5, Inc.*	40	7,584
News Corp. — Class A	256	6,702
Match Group, Inc.*	183	6,639
Etsy, Inc.*	81	5,566
Fox Corp. — Class A	162	5,066
Paramount Global — Class B	324	3,814
Fox Corp. — Class B	89	2,547
News Corp. — Class B	77	2,084
Total Communications		4,366,064
Financial - 11.3%
Berkshire Hathaway, Inc. — Class B*	1,223	514,296
JPMorgan Chase & Co.	1,945	389,584
Visa, Inc. — Class A	1,064	296,941
Mastercard, Inc. — Class A	555	267,271
Bank of America Corp.	4,630	175,570
Wells Fargo & Co.	2,421	140,321
Goldman Sachs Group, Inc.	219	91,474
American Express Co.	385	87,661
Progressive Corp.	394	81,487

Nova Fund SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
COMMON STOCKS† - 80.4% (continued)
Financial - 11.3% (continued)
Citigroup, Inc.	1,280	$80,947
Prologis, Inc. REIT	621	80,867
Morgan Stanley	842	79,283
BlackRock, Inc. — Class A	94	78,368
Charles Schwab Corp.	1,001	72,412
Chubb Ltd.	272	70,483
Marsh & McLennan Companies, Inc.	331	68,179
Blackstone, Inc. — Class A	484	63,583
American Tower Corp. — Class A REIT	314	62,043
Intercontinental Exchange, Inc.	385	52,911
CME Group, Inc. — Class A	242	52,100
Equinix, Inc. REIT	63	51,996
U.S. Bancorp	1,048	46,846
Aon plc — Class A	135	45,052
PNC Financial Services Group, Inc.	268	43,309
Capital One Financial Corp.	256	38,116
American International Group, Inc.	472	36,896
Arthur J Gallagher & Co.	146	36,506
Travelers Companies, Inc.	154	35,442
Truist Financial Corp.	897	34,965
Welltower, Inc. REIT	372	34,760
Simon Property Group, Inc. REIT	219	34,271
Public Storage REIT	107	31,036
Crown Castle, Inc. REIT	292	30,902
MetLife, Inc.	413	30,607
Allstate Corp.	176	30,450
Aflac, Inc.	354	30,394
Realty Income Corp. REIT	559	30,242
Bank of New York Mellon Corp.	511	29,444
Digital Realty Trust, Inc. REIT	204	29,384
Ameriprise Financial, Inc.	67	29,375
Prudential Financial, Inc.	243	28,528
Arch Capital Group Ltd.*	250	23,110
Discover Financial Services	169	22,154
Extra Space Storage, Inc. REIT	142	20,874
VICI Properties, Inc. REIT	696	20,734
Hartford Financial Services Group, Inc.	201	20,713
CBRE Group, Inc. — Class A*	201	19,545
Willis Towers Watson plc	69	18,975
T. Rowe Price Group, Inc.	151	18,410
Weyerhaeuser Co. REIT	491	17,632
AvalonBay Communities, Inc. REIT	95	17,628
Fifth Third Bancorp	458	17,042
Raymond James Financial, Inc.	127	16,309
M&T Bank Corp.	112	16,289
Nasdaq, Inc.	256	16,154
SBA Communications Corp. REIT	73	15,819
Iron Mountain, Inc. REIT	197	15,801
State Street Corp.	204	15,773
Equity Residential REIT	233	14,705
Brown & Brown, Inc.	159	13,919
Invitation Homes, Inc. REIT	387	13,781
Alexandria Real Estate Equities, Inc. REIT	106	13,665
Huntington Bancshares, Inc.	974	13,587
Cboe Global Markets, Inc.	72	13,229
Cincinnati Financial Corp.	106	13,162
Regions Financial Corp.	621	13,066
Principal Financial Group, Inc.	147	12,688
Northern Trust Corp.	138	12,271
W R Berkley Corp.	136	12,028
Synchrony Financial	274	11,815
Ventas, Inc. REIT	271	11,799
Everest Group Ltd.	29	11,528
Citizens Financial Group, Inc.	314	11,395
Essex Property Trust, Inc. REIT	43	10,527
Mid-America Apartment Communities, Inc. REIT	78	10,263
KeyCorp	630	9,960
Host Hotels & Resorts, Inc. REIT	474	9,802
Loews Corp.	123	9,630
Healthpeak Properties, Inc. REIT	476	8,925
Kimco Realty Corp. REIT	448	8,785
UDR, Inc. REIT	203	7,594
Camden Property Trust REIT	72	7,085
Globe Life, Inc.	58	6,750
Regency Centers Corp. REIT	110	6,662
Assurant, Inc.	35	6,588
Boston Properties, Inc. REIT	97	6,335
Franklin Resources, Inc.	202	5,678
Invesco Ltd.	303	5,027
Federal Realty Investment Trust REIT	49	5,004
Comerica, Inc.	89	4,894
Total Financial		4,179,411
Consumer, Cyclical - 6.8%
Tesla, Inc.*	1,863	327,497
Home Depot, Inc.	670	257,012
Costco Wholesale Corp.	299	219,056
Walmart, Inc.	2,878	173,169
McDonald’s Corp.	488	137,592
Lowe’s Companies, Inc.	387	98,580
TJX Companies, Inc.	766	77,688
NIKE, Inc. — Class B	818	76,876
Starbucks Corp.	762	69,639
Chipotle Mexican Grill, Inc. — Class A*	19	55,229
Target Corp.	310	54,935
O’Reilly Automotive, Inc.*	40	45,155
PACCAR, Inc.	353	43,733
Marriott International, Inc. — Class A	166	41,883
AutoZone, Inc.*	12	37,820
Hilton Worldwide Holdings, Inc.	170	36,263
General Motors Co.	777	35,237
Ford Motor Co.	2,625	34,860
Copart, Inc.*	588	34,057
Ross Stores, Inc.	226	33,168
DR Horton, Inc.	201	33,074
WW Grainger, Inc.	30	30,519
Lululemon Athletica, Inc.*	77	30,080
Fastenal Co.	385	29,699
Lennar Corp. — Class A	166	28,549
Cummins, Inc.	92	27,108
Yum! Brands, Inc.	189	26,205

Nova Fund SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
COMMON STOCKS† - 80.4% (continued)
Consumer, Cyclical - 6.8% (continued)
Dollar General Corp.	148	$23,097
Royal Caribbean Cruises Ltd.*	159	22,103
Delta Air Lines, Inc.	431	20,632
Tractor Supply Co.	73	19,105
Dollar Tree, Inc.*	139	18,508
Ulta Beauty, Inc.*	33	17,255
PulteGroup, Inc.	143	17,249
NVR, Inc.*	2	16,200
Deckers Outdoor Corp.*	17	16,001
Aptiv plc*	188	14,974
Genuine Parts Co.	94	14,563
Darden Restaurants, Inc.	80	13,372
Las Vegas Sands Corp.	248	12,821
Domino’s Pizza, Inc.	24	11,925
Southwest Airlines Co.	401	11,705
Carnival Corp.*	677	11,062
Best Buy Company, Inc.	129	10,582
United Airlines Holdings, Inc.*	221	10,581
Pool Corp.	26	10,491
Walgreens Boots Alliance, Inc.	481	10,433
Live Nation Entertainment, Inc.*	96	10,154
LKQ Corp.	180	9,614
CarMax, Inc.*	106	9,234
MGM Resorts International*	184	8,687
Bath & Body Works, Inc.	152	7,603
Tapestry, Inc.	154	7,312
American Airlines Group, Inc.*	440	6,754
Wynn Resorts Ltd.	64	6,543
Caesars Entertainment, Inc.*	145	6,342
Norwegian Cruise Line Holdings Ltd.*	286	5,986
BorgWarner, Inc.	155	5,385
Hasbro, Inc.	88	4,974
Ralph Lauren Corp. — Class A	26	4,882
VF Corp.	222	3,405
Total Consumer, Cyclical		2,494,217
Industrial - 6.1%
General Electric Co.	732	128,488
Caterpillar, Inc.	342	125,319
Union Pacific Corp.	410	100,832
Honeywell International, Inc.	443	90,926
RTX Corp.	893	87,094
Eaton Corporation plc	269	84,111
Boeing Co.*	386	74,494
United Parcel Service, Inc. — Class B	486	72,234
Deere & Co.	175	71,880
Lockheed Martin Corp.	145	65,956
Waste Management, Inc.	246	52,435
CSX Corp.	1,330	49,303
Illinois Tool Works, Inc.	183	49,105
Parker-Hannifin Corp.	87	48,354
Amphenol Corp. — Class A	403	46,486
Trane Technologies plc	153	45,931
TransDigm Group, Inc.	37	45,569
Northrop Grumman Corp.	95	45,473
FedEx Corp.	155	44,910
Emerson Electric Co.	384	43,553
General Dynamics Corp.	153	43,221
3M Co.	372	39,458
Norfolk Southern Corp.	152	38,740
Carrier Global Corp.	562	32,669
TE Connectivity Ltd.	208	30,210
Johnson Controls International plc	458	29,916
AMETEK, Inc.	155	28,350
Otis Worldwide Corp.	273	27,101
L3Harris Technologies, Inc.	127	27,064
Republic Services, Inc. — Class A	138	26,419
Old Dominion Freight Line, Inc.	120	26,317
Ingersoll Rand, Inc.	272	25,826
Martin Marietta Materials, Inc.	42	25,785
Vulcan Materials Co.	89	24,290
Rockwell Automation, Inc.	77	22,432
Xylem, Inc.	162	20,937
Fortive Corp.	236	20,301
Mettler-Toledo International, Inc.*	14	18,638
Keysight Technologies, Inc.*	117	18,296
Howmet Aerospace, Inc.	263	17,997
Westinghouse Air Brake Technologies Corp.	121	17,627
Builders FirstSource, Inc.*	83	17,310
Dover Corp.	94	16,656
Hubbell, Inc.	37	15,357
Garmin Ltd.	103	15,333
Axon Enterprise, Inc.*	48	15,018
Ball Corp.	212	14,280
Teledyne Technologies, Inc.*	32	13,738
Jacobs Solutions, Inc.	85	13,067
Veralto Corp.	147	13,033
Textron, Inc.	132	12,663
IDEX Corp.	51	12,445
Expeditors International of Washington, Inc.	98	11,914
Masco Corp.	148	11,674
Jabil, Inc.	86	11,520
Packaging Corporation of America	60	11,387
J.B. Hunt Transport Services, Inc.	56	11,158
Trimble, Inc.*	168	10,812
Snap-on, Inc.	36	10,664
Stanley Black & Decker, Inc.	104	10,185
Nordson Corp.	36	9,883
Pentair plc	112	9,569
Amcor plc	972	9,244
Westrock Co.	173	8,555
Allegion plc	59	7,948
Huntington Ingalls Industries, Inc.	27	7,870
A O Smith Corp.	83	7,425
CH Robinson Worldwide, Inc.	79	6,015
Generac Holdings, Inc.*	42	5,298
Mohawk Industries, Inc.*	36	4,712
Total Industrial		2,258,780
Energy - 3.3%
Exxon Mobil Corp.	2,670	310,361
Chevron Corp.	1,167	184,083
ConocoPhillips	792	100,806
Schlumberger N.V.	960	52,618

Nova Fund SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
COMMON STOCKS† - 80.4% (continued)
Energy - 3.3% (continued)
EOG Resources, Inc.	392	$50,113
Marathon Petroleum Corp.	247	49,770
Phillips 66	290	47,369
Pioneer Natural Resources Co.	158	41,475
Valero Energy Corp.	229	39,088
Williams Companies, Inc.	818	31,877
ONEOK, Inc.	392	31,427
Occidental Petroleum Corp.	444	28,855
Hess Corp.	186	28,391
Diamondback Energy, Inc.	121	23,979
Kinder Morgan, Inc.	1,300	23,842
Halliburton Co.	599	23,613
Baker Hughes Co.	673	22,545
Devon Energy Corp.	431	21,628
Targa Resources Corp.	150	16,798
Coterra Energy, Inc. — Class A	506	14,107
First Solar, Inc.*	72	12,154
Marathon Oil Corp.	394	11,166
Enphase Energy, Inc.*	91	11,009
Equities Corp.	277	10,268
APA Corp.	243	8,354
Total Energy		1,195,696
Utilities - 1.8%
NextEra Energy, Inc.	1,380	88,196
Southern Co.	734	52,657
Duke Energy Corp.	519	50,193
Constellation Energy Corp.	215	39,743
American Electric Power Company, Inc.	354	30,479
Sempra	423	30,384
Dominion Energy, Inc.	563	27,694
Exelon Corp.	670	25,172
PG&E Corp.	1,435	24,051
Public Service Enterprise Group, Inc.	335	22,371
Consolidated Edison, Inc.	232	21,068
Xcel Energy, Inc.	371	19,941
Edison International	258	18,248
WEC Energy Group, Inc.	212	17,409
American Water Works Company, Inc.	132	16,132
DTE Energy Co.	139	15,588
Entergy Corp.	143	15,112
Eversource Energy	235	14,046
PPL Corp.	496	13,655
FirstEnergy Corp.	348	13,440
Ameren Corp.	177	13,091
CenterPoint Energy, Inc.	425	12,108
Atmos Energy Corp.	101	12,006
CMS Energy Corp.	198	11,947
NRG Energy, Inc.	152	10,289
Alliant Energy Corp.	172	8,669
Evergy, Inc.	155	8,274
AES Corp.	451	8,086
NiSource, Inc.	278	7,689
Pinnacle West Capital Corp.	76	5,680
Total Utilities		653,418
Basic Materials - 1.6%
Linde plc	326	151,368
Sherwin-Williams Co.	158	54,878
Freeport-McMoRan, Inc.	964	45,327
Ecolab, Inc.	171	39,484
Air Products and Chemicals, Inc.	150	36,341
Nucor Corp.	165	32,654
Newmont Corp.	775	27,776
Dow, Inc.	472	27,343
PPG Industries, Inc.	159	23,039
DuPont de Nemours, Inc.	289	22,158
LyondellBasell Industries N.V. — Class A	172	17,592
Steel Dynamics, Inc.	102	15,119
International Flavors & Fragrances, Inc.	172	14,790
Celanese Corp. — Class A	67	11,515
CF Industries Holdings, Inc.	129	10,734
Albemarle Corp.	79	10,407
International Paper Co.	233	9,092
Eastman Chemical Co.	79	7,917
Mosaic Co.	220	7,141
FMC Corp.	85	5,415
Total Basic Materials		570,090
Total Common Stocks
(Cost $21,485,840)		29,659,261

MUTUAL FUNDS† - 10.7%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	202,415	2,005,932
Guggenheim Strategy Fund II1	78,932	1,941,716
Total Mutual Funds
(Cost $3,941,469)		3,947,648

	Face Amount
U.S. TREASURY BILLS†† - 2.7%
U.S. Treasury Bills
5.25% due 04/23/24[2,3]	$650,000	647,907
5.17% due 04/16/24[3,4]	367,000	366,194
Total U.S. Treasury Bills
(Cost $1,014,109)		1,014,101

REPURCHASE AGREEMENTS††,5 - 5.9%
J.P. Morgan Securities LLC issued 03/28/24 at 5.31% due 04/01/24[2]	1,257,758	1,257,758
BofA Securities, Inc. issued 03/28/24 at 5.31% due 04/01/24[2]	483,753	483,753
Barclays Capital, Inc. issued 03/28/24 at 5.30% due 04/01/24[2]	438,481	438,481
Total Repurchase Agreements
(Cost $2,179,992)		2,179,992
Total Investments - 99.7%
(Cost $28,621,410)		$36,801,002
Other Assets & Liabilities, net - 0.3%		107,717
Total Net Assets - 100.0%		$36,908,719

Nova Fund SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	41	Jun 2024	$10,876,275	$222,169

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	S&P 500 Index	Pay	5.93% (SOFR + 0.60%)	At Maturity	06/25/24	1,041	$5,468,160	$74,271
Goldman Sachs International	S&P 500 Index	Pay	5.83% (Federal Funds Rate + 0.50%)	At Maturity	06/26/24	1,379	7,247,471	40,444
BNP Paribas	S&P 500 Index	Pay	5.93% (Federal Funds Rate + 0.60%)	At Maturity	06/26/24	429	2,252,902	12,750

							$14,968,533	$127,465

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	Affiliated issuer.
2	All or a portion of this security is pledged as equity index swap collateral at March 31, 2024.
3	Rate indicated is the effective yield at the time of purchase.
4	All or a portion of this security is pledged as futures collateral at March 31, 2024.
5	Repurchase Agreements — See Note 4.

plc — Public Limited Company

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$29,659,261	$—	$—	$29,659,261
Mutual Funds	3,947,648	—	—	3,947,648
U.S. Treasury Bills	—	1,014,101	—	1,014,101
Repurchase Agreements	—	2,179,992	—	2,179,992
Equity Futures Contracts**	222,169	—	—	222,169
Equity Index Swap Agreements**	—	127,465	—	127,465
Total Assets	$33,829,078	$3,321,558	$—	$37,150,636

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Nova Fund SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended March 31, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/24	Shares 03/31/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,933,823	$–	$–	$–	$7,893	$1,941,716	78,932	$27,293
Guggenheim Ultra Short Duration Fund — Institutional Class	1,993,787	–	–	–	12,145	2,005,932	202,415	26,062
	$3,927,610	$–	$–	$–	$20,038	$3,947,648		$53,355

Precious Metals Fund SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
COMMON STOCKS† - 99.9%
Mining - 99.9%
Freeport-McMoRan, Inc.	38,040	$1,788,641
Newmont Corp.	38,032	1,363,067
Agnico Eagle Mines Ltd.	19,201	1,145,340
Barrick Gold Corp.	67,679	1,126,179
Wheaton Precious Metals Corp.	20,704	975,780
Royal Gold, Inc.	4,956	603,690
Franco-Nevada Corp.	5,027	599,017
Kinross Gold Corp.	97,284	596,351
Gold Fields Ltd. ADR	37,241	591,760
Anglogold Ashanti plc[1]	26,426	586,657
Alamos Gold, Inc. — Class A	35,151	518,477
Pan American Silver Corp.	32,773	494,217
Eldorado Gold Corp.*	26,483	372,616
Hecla Mining Co.	76,125	366,161
Osisko Gold Royalties Ltd.	22,079	362,537
Sibanye Stillwater Ltd. ADR[1]	74,579	351,267
Harmony Gold Mining Company Ltd. ADR	40,462	330,575
B2Gold Corp.	120,996	315,800
Equinox Gold Corp.*	51,363	309,205
First Majestic Silver Corp.	46,114	271,150
Sandstorm Gold Ltd.	51,389	269,792
IAMGOLD Corp.*	73,047	243,247
Coeur Mining, Inc.*	63,333	238,765
Fortuna Silver Mines, Inc.*	60,422	225,374
Seabridge Gold, Inc.*	14,749	223,005
MAG Silver Corp.*	20,892	221,037
SilverCrest Metals, Inc.*	32,839	218,708
SSR Mining, Inc.	42,798	190,879
Novagold Resources, Inc.*	49,722	149,166
Silvercorp Metals, Inc.	42,620	138,941
Gatos Silver, Inc.*	15,715	131,849
Endeavour Silver Corp.*	39,297	94,706
Total Mining		15,413,956
Total Common Stocks
(Cost $6,543,355)		15,413,956

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.8%
J.P. Morgan Securities LLC issued 03/28/24 at 5.31% due 04/01/24	$74,196	74,196
BofA Securities, Inc. issued 03/28/24 at 5.31% due 04/01/24	28,537	28,537
Barclays Capital, Inc. issued 03/28/24 at 5.30% due 04/01/24	25,866	25,866
Total Repurchase Agreements
(Cost $128,599)		128,599

	Shares
SECURITIES LENDING COLLATERAL†,3 - 4.6%
Money Market Fund
First American Government Obligations Fund - Class X, 5.23%[4]	717,919	717,919
Total Securities Lending Collateral
(Cost $717,919)		717,919
Total Investments - 105.3%
(Cost $7,389,873)		$16,260,474
Other Assets & Liabilities, net - (5.3)%		(820,883)
Total Net Assets - 100.0%		$15,439,591

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	All or a portion of this security is on loan at March 31, 2024 — See Note 5.
2	Repurchase Agreements — See Note 4.
3	Securities lending collateral — See Note 5.
4	Rate indicated is the 7-day yield as of March 31, 2024.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$15,413,956	$—	$—	$15,413,956
Repurchase Agreements	—	128,599	—	128,599
Securities Lending Collateral	717,919	—	—	717,919
Total Assets	$16,131,875	$128,599	$—	$16,260,474

Real Estate Fund SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
COMMON STOCKS† - 99.5%
REITs - 91.4%
REITs-Diversified - 22.0%
American Tower Corp. — Class A	834	$164,790
Equinix, Inc.	169	139,481
Crown Castle, Inc.	1,090	115,355
Digital Realty Trust, Inc.	794	114,368
VICI Properties, Inc.	3,294	98,128
Weyerhaeuser Co.	2,535	91,032
SBA Communications Corp.	387	83,863
Gaming and Leisure Properties, Inc.	1,315	60,582
WP Carey, Inc.	1,058	59,713
Lamar Advertising Co. — Class A	487	58,153
PotlatchDeltic Corp.	712	33,478
EPR Properties	722	30,649
Outfront Media, Inc.	1,624	27,267
Uniti Group, Inc.	3,261	19,240
Total REITs-Diversified		1,096,099
REITs-Apartments - 12.7%
AvalonBay Communities, Inc.	478	88,698
Equity Residential	1,332	84,062
Invitation Homes, Inc.	2,247	80,016
Essex Property Trust, Inc.	281	68,792
Mid-America Apartment Communities, Inc.	513	67,500
UDR, Inc.	1,619	60,567
American Homes 4 Rent — Class A	1,612	59,289
Camden Property Trust	568	55,891
Apartment Income REIT Corp.	1,131	36,724
Independence Realty Trust, Inc.	2,035	32,825
Total REITs-Apartments		634,364
REITs-Warehouse/Industries - 10.1%
Prologis, Inc.	1,450	188,819
Rexford Industrial Realty, Inc.	1,112	55,934
EastGroup Properties, Inc.	282	50,695
STAG Industrial, Inc.	1,230	47,281
First Industrial Realty Trust, Inc.	866	45,500
Americold Realty Trust, Inc.	1,812	45,155
Terreno Realty Corp.	643	42,695
LXP Industrial Trust	3,121	28,151
Total REITs-Warehouse/Industries		504,230
REITs-Health Care - 8.7%
Welltower, Inc.	1,368	127,826
Ventas, Inc.	1,665	72,494
Healthpeak Properties, Inc.	3,045	57,094
Omega Healthcare Investors, Inc.	1,558	49,342
Healthcare Realty Trust, Inc.	2,933	41,502
Sabra Health Care REIT, Inc.	2,259	33,365
CareTrust REIT, Inc.	1,292	31,486
Medical Properties Trust, Inc.[1]	4,691	22,048
Total REITs-Health Care		435,157
REITs-Storage - 7.9%
Public Storage	409	118,634
Extra Space Storage, Inc.	663	97,461
Iron Mountain, Inc.	1,042	83,579
CubeSmart	1,234	55,801
National Storage Affiliates Trust	947	37,084
Total REITs-Storage		392,559
REITs-Office Property - 7.5%
Alexandria Real Estate Equities, Inc.	644	83,018
Boston Properties, Inc.	828	54,077
Vornado Realty Trust	1,426	41,026
Kilroy Realty Corp.	973	35,446
SL Green Realty Corp.	623	34,346
Cousins Properties, Inc.	1,390	33,416
Highwoods Properties, Inc.	1,131	29,610
Douglas Emmett, Inc.	1,901	26,367
JBG SMITH Properties	1,275	20,464
Hudson Pacific Properties, Inc.	2,540	16,383
Total REITs-Office Property		374,153
REITs-Shopping Centers - 6.9%
Kimco Realty Corp.	3,213	63,007
Regency Centers Corp.	967	58,561
Federal Realty Investment Trust	494	50,447
Brixmor Property Group, Inc.	1,999	46,876
Phillips Edison & Company, Inc.	1,078	38,668
Kite Realty Group Trust	1,760	38,157
SITE Centers Corp.	1,992	29,183
Retail Opportunity Investments Corp.	1,680	21,538
Total REITs-Shopping Centers		346,437
REITs-Hotels - 5.0%
Host Hotels & Resorts, Inc.	3,172	65,597
Ryman Hospitality Properties, Inc.	383	44,279
Park Hotels & Resorts, Inc.	1,865	32,619
Apple Hospitality REIT, Inc.	1,988	32,563
Sunstone Hotel Investors, Inc.	2,335	26,012
DiamondRock Hospitality Co.	2,561	24,611
Pebblebrook Hotel Trust	1,485	22,884
Total REITs-Hotels		248,565
REITs-Single Tenant - 5.0%
Realty Income Corp.	2,225	120,372
NNN REIT, Inc.	1,133	48,424
Agree Realty Corp.	726	41,469
Essential Properties Realty Trust, Inc.	1,429	38,097
Total REITs-Single Tenant		248,362
REITs-Regional Malls - 3.1%
Simon Property Group, Inc.	796	124,566
Tanger, Inc.	1,047	30,918
Total REITs-Regional Malls		155,484
REITs-Manufactured Homes - 2.5%
Sun Communities, Inc.	527	67,762
Equity LifeStyle Properties, Inc.	869	55,964
Total REITs-Manufactured Homes		123,726
Total REITs		4,559,136
Real Estate - 3.8%
Real Estate Management/Services - 3.8%
CBRE Group, Inc. — Class A*	984	95,684
Jones Lang LaSalle, Inc.*	200	39,018
Cushman & Wakefield plc*	2,447	25,596
Redfin Corp.*	2,278	15,149

Real Estate Fund SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Real Estate - 3.8% (continued)
Real Estate Management/Services - 3.8% (continued)
eXp World Holdings, Inc.[1]	1,331	$13,749
Total Real Estate Management/Services		189,196
Total Real Estate		189,196
Commercial Services - 2.3%
CoStar Group, Inc.*	1,202	116,113
Internet - 1.3%
E-Commerce/Services - 1.3%
Zillow Group, Inc. — Class C*	1,076	52,487
Opendoor Technologies, Inc.*	4,104	12,435
Total E-Commerce/Services		64,922
Total Internet		64,922
Telecommunications - 0.7%
Telecom Services - 0.7%
DigitalBridge Group, Inc.	1,643	31,661
Total Common Stocks
(Cost $2,686,511)		4,961,028

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.3%
J.P. Morgan Securities LLC issued 03/28/24 at 5.31% due 04/01/24	$9,274	9,274
BofA Securities, Inc. issued 03/28/24 at 5.31% due 04/01/24	3,567	3,567
Barclays Capital, Inc. issued 03/28/24 at 5.30% due 04/01/24	3,233	3,233
Total Repurchase Agreements
(Cost $16,074)		16,074

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.6%
Money Market Fund
First American Government Obligations Fund - Class X, 5.23%[4]	28,626	28,626
Total Securities Lending Collateral
(Cost $28,626)		28,626
Total Investments - 100.4%
(Cost $2,731,211)		$5,005,728
Other Assets & Liabilities, net - (0.4)%		(19,438)
Total Net Assets - 100.0%		$4,986,290

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	All or a portion of this security is on loan at March 31, 2024 — See Note 5.
2	Repurchase Agreements — See Note 4.
3	Securities lending collateral — See Note 5.
4	Rate indicated is the 7-day yield as of March 31, 2024.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$4,961,028	$—	$—	$4,961,028
Repurchase Agreements	—	16,074	—	16,074
Securities Lending Collateral	28,626	—	—	28,626
Total Assets	$4,989,654	$16,074	$—	$5,005,728

Retailing Fund SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
COMMON STOCKS† - 99.6%
Retail - 69.0%
Home Depot, Inc.	455	$174,538
Walmart, Inc.	2,421	145,672
Lowe's Companies, Inc.	561	142,904
Costco Wholesale Corp.	188	137,734
TJX Companies, Inc.	1,268	128,601
Target Corp.	603	106,858
O'Reilly Automotive, Inc.*	84	94,826
Ross Stores, Inc.	552	81,012
Dollar General Corp.	431	67,262
Tractor Supply Co.	243	63,598
Williams-Sonoma, Inc.	182	57,790
Dollar Tree, Inc.*	431	57,388
AutoZone, Inc.*	18	56,730
Ulta Beauty, Inc.*	108	56,471
Genuine Parts Co.	349	54,071
Dick's Sporting Goods, Inc.	238	53,517
Best Buy Company, Inc.	567	46,511
Walgreens Boots Alliance, Inc.	2,131	46,221
CarMax, Inc.*	514	44,775
Burlington Stores, Inc.*	192	44,581
Bath & Body Works, Inc.	836	41,817
Floor & Decor Holdings, Inc. — Class A*	321	41,608
Gap, Inc.	1,296	35,705
BJ's Wholesale Club Holdings, Inc.*	465	35,177
Carvana Co.*	399	35,076
Five Below, Inc.*	188	34,099
Murphy USA, Inc.	77	32,278
Abercrombie & Fitch Co. — Class A*	234	29,327
AutoNation, Inc.*	176	29,142
Advance Auto Parts, Inc.	327	27,824
RH*	78	27,164
Macy's, Inc.	1,327	26,527
Ollie's Bargain Outlet Holdings, Inc.*	332	26,417
American Eagle Outfitters, Inc.	996	25,687
Academy Sports & Outdoors, Inc.	373	25,192
Lithia Motors, Inc. — Class A	83	24,971
Signet Jewelers Ltd.	242	24,217
Kohl's Corp.	740	21,571
Urban Outfitters, Inc.*	466	20,234
Foot Locker, Inc.	704	20,064
Boot Barn Holdings, Inc.*	208	19,791
GameStop Corp. — Class A*,1	1,524	19,080
Nordstrom, Inc.	890	18,040
Victoria's Secret & Co.*	912	17,675
National Vision Holdings, Inc.*	658	14,581
Leslie's, Inc.*	1,696	11,024
Petco Health & Wellness Company, Inc.*	1,362	3,105
Total Retail		2,348,453
Internet - 25.7%
Amazon.com, Inc.*	2,080	375,190
PDD Holdings, Inc. ADR*	707	82,189
Alibaba Group Holding Ltd. ADR	969	70,117
JD.com, Inc. ADR	2,423	66,366
eBay, Inc.	1,166	61,542
MercadoLibre, Inc.*	39	58,966
Coupang, Inc.*	2,876	51,164
Wayfair, Inc. — Class A*	506	34,347
Etsy, Inc.*	478	32,848
Chewy, Inc. — Class A*	1,667	26,522
Beyond, Inc.*	415	14,903
Total Internet		874,154
Distribution & Wholesale - 2.6%
LKQ Corp.	835	44,597
Pool Corp.	108	43,578
Total Distribution & Wholesale		88,175
Software - 1.5%
Global-e Online Ltd*	1,380	50,163
Commercial Services - 0.8%
Valvoline, Inc.*	626	27,901
Total Common Stocks
(Cost $1,567,760)		3,388,846

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
J.P. Morgan Securities LLC issued 03/28/24 at 5.31% due 04/01/24	$13,890	13,890
BofA Securities, Inc. issued 03/28/24 at 5.31% due 04/01/24	5,342	5,342
Barclays Capital, Inc. issued 03/28/24 at 5.30% due 04/01/24	4,843	4,843
Total Repurchase Agreements
(Cost $24,075)		24,075

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.4%
Money Market Fund
First American Government Obligations Fund - Class X, 5.23%[4]	14,211	14,211
Total Securities Lending Collateral
(Cost $14,211)		14,211
Total Investments - 100.7%
(Cost $1,606,046)		$3,427,132
Other Assets & Liabilities, net - (0.7)%		(22,189)
Total Net Assets - 100.0%		$3,404,943

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	All or a portion of this security is on loan at March 31, 2024 — See Note 5.

Retailing Fund SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

2	Repurchase Agreements — See Note 4.
3	Securities lending collateral — See Note 5.
4	Rate indicated is the 7-day yield as of March 31, 2024.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$3,388,846	$—	$—	$3,388,846
Repurchase Agreements	—	24,075	—	24,075
Securities Lending Collateral	14,211	—	—	14,211
Total Assets	$3,403,057	$24,075	$—	$3,427,132

Russell 2000® 1.5x Strategy Fund SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
COMMON STOCKS† - 40.4%
Consumer, Non-cyclical - 9.3%
elf Beauty, Inc.*	32	$6,273
Viking Therapeutics, Inc.*	61	5,002
API Group Corp.*	123	4,830
BellRing Brands, Inc.*	78	4,604
Vaxcyte, Inc.*	62	4,235
HealthEquity, Inc.*	50	4,081
Ensign Group, Inc.	32	3,981
Cytokinetics, Inc.*	56	3,926
Sprouts Farmers Market, Inc.*	60	3,869
Intra-Cellular Therapies, Inc.*	55	3,806
Blueprint Medicines Corp.*	36	3,415
Option Care Health, Inc.*	99	3,320
Halozyme Therapeutics, Inc.*	77	3,132
Marathon Digital Holdings, Inc.*	132	2,981
StoneCo Ltd. — Class A*	174	2,890
Herc Holdings, Inc.	17	2,861
Alkermes plc*	99	2,680
REVOLUTION Medicines, Inc.*	82	2,643
Glaukos Corp.*	28	2,640
Merit Medical Systems, Inc.*	34	2,576
Haemonetics Corp.*	30	2,561
Coca-Cola Consolidated, Inc.	3	2,539
TriNet Group, Inc.	19	2,517
Lancaster Colony Corp.	12	2,492
Lantheus Holdings, Inc.*	40	2,490
Alight, Inc. — Class A*	246	2,423
Cleanspark, Inc.*	114	2,418
Madrigal Pharmaceuticals, Inc.*	9	2,403
Brink’s Co.	26	2,402
Integer Holdings Corp.*	20	2,334
Krystal Biotech, Inc.*	13	2,313
Insperity, Inc.	21	2,302
Biohaven Ltd.*	41	2,242
CBIZ, Inc.*	28	2,198
Insmed, Inc.*	79	2,143
Prestige Consumer Healthcare, Inc.*	29	2,104
Bridgebio Pharma, Inc.*	68	2,103
iRhythm Technologies, Inc.*	18	2,088
Neogen Corp.*	130	2,051
Korn Ferry	31	2,039
Alarm.com Holdings, Inc.*	28	2,029
WD-40 Co.	8	2,026
Iovance Biotherapeutics, Inc.*	136	2,015
Axonics, Inc.*	29	2,000
Arrowhead Pharmaceuticals, Inc.*	69	1,973
SpringWorks Therapeutics, Inc.*	40	1,969
Amicus Therapeutics, Inc.*	167	1,967
Select Medical Holdings Corp.	62	1,869
Simply Good Foods Co.*	54	1,838
Progyny, Inc.*	47	1,793
LivaNova plc*	32	1,790
Crinetics Pharmaceuticals, Inc.*	38	1,779
Cerevel Therapeutics Holdings, Inc.*	41	1,733
Ideaya Biosciences, Inc.*	39	1,711
RadNet, Inc.*	35	1,703
Marqeta, Inc. — Class A*	285	1,699
Primo Water Corp.	93	1,694
ICF International, Inc.	11	1,657
ABM Industries, Inc.	37	1,651
Remitly Global, Inc.*	78	1,618
Helen of Troy Ltd.*	14	1,613
Arcellx, Inc.*	23	1,600
Axsome Therapeutics, Inc.*	20	1,596
Apogee Therapeutics, Inc.*	24	1,595
Stride, Inc.*	25	1,576
Flywire Corp.*	63	1,563
EVERTEC, Inc.	39	1,556
Celldex Therapeutics, Inc.*	37	1,553
Inter Parfums, Inc.	11	1,546
Graham Holdings Co. — Class B	2	1,535
Inari Medical, Inc.*	31	1,487
Intellia Therapeutics, Inc.*	53	1,458
Denali Therapeutics, Inc.*	71	1,457
Vericel Corp.*	28	1,457
Beam Therapeutics, Inc.*	44	1,454
CONMED Corp.	18	1,441
AMN Healthcare Services, Inc.*	23	1,438
TransMedics Group, Inc.*	19	1,405
Riot Platforms, Inc.*	113	1,383
Oscar Health, Inc. — Class A*	92	1,368
Guardant Health, Inc.*	66	1,362
Patterson Companies, Inc.	49	1,355
Strategic Education, Inc.	13	1,354
Cal-Maine Foods, Inc.	23	1,354
Rhythm Pharmaceuticals, Inc.*	31	1,343
Surgery Partners, Inc.*	45	1,342
ACADIA Pharmaceuticals, Inc.*	72	1,331
CorVel Corp.*	5	1,315
LiveRamp Holdings, Inc.*	38	1,311
J & J Snack Foods Corp.	9	1,301
TG Therapeutics, Inc.*	82	1,247
Adtalem Global Education, Inc.*	24	1,234
PTC Therapeutics, Inc.*	42	1,222
Owens & Minor, Inc.*	44	1,219
Corcept Therapeutics, Inc.*	48	1,209
TreeHouse Foods, Inc.*	31	1,207
Nuvalent, Inc. — Class A*	16	1,201
Arvinas, Inc.*	29	1,197
NeoGenomics, Inc.*	76	1,195
PROCEPT BioRobotics Corp.*	24	1,186
Twist Bioscience Corp.*	34	1,167
Central Garden & Pet Co. — Class A*	31	1,144
Laureate Education, Inc. — Class A	78	1,136
Upbound Group, Inc.	32	1,127
Edgewell Personal Care Co.	29	1,120
STAAR Surgical Co.*	29	1,110
Myriad Genetics, Inc.*	52	1,109
Syndax Pharmaceuticals, Inc.*	46	1,095
Coursera, Inc.*	78	1,094
Astrana Health, Inc.*	26	1,092
Andersons, Inc.	19	1,090
Avidity Biosciences, Inc.*	42	1,072
Huron Consulting Group, Inc.*	11	1,063
CoreCivic, Inc.*	68	1,061
Legalzoom.com, Inc.*	79	1,054
Catalyst Pharmaceuticals, Inc.*	66	1,052
Vera Therapeutics, Inc.*	24	1,035
Immunovant, Inc.*	32	1,034
US Physical Therapy, Inc.	9	1,016

Russell 2000® 1.5x Strategy Fund SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
COMMON STOCKS† - 40.4% (continued)
Consumer, Non-cyclical - 9.3% (continued)
Amphastar Pharmaceuticals, Inc.*	23	$1,010
UFP Technologies, Inc.*	4	1,009
GEO Group, Inc.*	71	1,002
Rocket Pharmaceuticals, Inc.*	37	997
Inmode Ltd.*	46	994
Dyne Therapeutics, Inc.*	35	994
Keros Therapeutics, Inc.*	15	993
Supernus Pharmaceuticals, Inc.*	29	989
Geron Corp.*	297	980
Cimpress plc*	11	974
Agios Pharmaceuticals, Inc.*	33	965
Dynavax Technologies Corp.*	77	956
Vector Group Ltd.	87	954
Veracyte, Inc.*	43	953
Akero Therapeutics, Inc.*	37	935
Addus HomeCare Corp.*	9	930
Ardelyx, Inc.*	127	927
Protagonist Therapeutics, Inc.*	32	926
Kymera Therapeutics, Inc.*	23	925
Alpine Immune Sciences, Inc.*	23	912
PROG Holdings, Inc.	26	895
AtriCure, Inc.*,1	28	852
John Wiley & Sons, Inc. — Class A	22	839
Kura Oncology, Inc.*	39	832
ADMA Biologics, Inc.*	126	832
RxSight, Inc.*	16	825
Recursion Pharmaceuticals, Inc. — Class A*,1	81	808
LeMaitre Vascular, Inc.	12	796
Utz Brands, Inc.	43	793
Krispy Kreme, Inc.	52	792
Chefs’ Warehouse, Inc.*	21	791
Omnicell, Inc.*	27	789
Pacira BioSciences, Inc.*	27	789
Kforce, Inc.	11	776
MGP Ingredients, Inc.	9	775
Xencor, Inc.*	35	774
Morphic Holding, Inc.*	22	774
Quanex Building Products Corp.	20	769
Payoneer Global, Inc.*	158	768
4D Molecular Therapeutics, Inc.*	24	765
Alphatec Holdings, Inc.*	55	758
Collegium Pharmaceutical, Inc.*	19	738
Ligand Pharmaceuticals, Inc. — Class B*	10	731
Universal Corp.	14	724
Ironwood Pharmaceuticals, Inc. — Class A*	83	723
Perdoceo Education Corp.	40	702
Inhibrx, Inc.*	20	699
MannKind Corp.*	153	693
Brookdale Senior Living, Inc. — Class A*	102	674
Harmony Biosciences Holdings, Inc.*	20	672
National Beverage Corp.*	14	664
National Healthcare Corp.	7	662
Arlo Technologies, Inc.*	52	658
AdaptHealth Corp.*	57	656
Weis Markets, Inc.	10	644
SP Plus Corp.*	12	627
Edgewise Therapeutics, Inc.*	34	620
Prothena Corporation plc*	25	619
Ocular Therapeutix, Inc.*	68	619
Tarsus Pharmaceuticals, Inc.*	17	618
CG oncology, Inc.*	14	615
Ingles Markets, Inc. — Class A	8	613
Day One Biopharmaceuticals, Inc.*	37	611
Sage Therapeutics, Inc.*	32	600
Monro, Inc.	19	599
CRA International, Inc.	4	598
Herbalife Ltd.*	59	593
Scholar Rock Holding Corp.*	33	586
Arcus Biosciences, Inc.*	31	585
BioCryst Pharmaceuticals, Inc.*	113	574
Pacific Biosciences of California, Inc.*	150	563
Sana Biotechnology, Inc.*	56	560
Udemy, Inc.*	51	560
Matthews International Corp. — Class A	18	559
Avanos Medical, Inc.*	28	557
Transcat, Inc.*	5	557
ANI Pharmaceuticals, Inc.*	8	553
Zentalis Pharmaceuticals, Inc.*	35	552
Healthcare Services Group, Inc.*	44	549
89bio, Inc.*	47	547
Vita Coco Company, Inc.*	22	537
Deluxe Corp.	26	535
First Advantage Corp.	33	535
Innoviva, Inc.*	35	533
MacroGenics, Inc.*	36	530
John B Sanfilippo & Son, Inc.	5	530
Repay Holdings Corp.*	48	528
MiMedx Group, Inc.*	68	524
Fresh Del Monte Produce, Inc.	20	518
Verve Therapeutics, Inc.*	39	518
Chegg, Inc.*	68	515
Dole plc	43	513
Artivion, Inc.*	24	508
Barrett Business Services, Inc.	4	507
Pliant Therapeutics, Inc.*	34	507
Vir Biotechnology, Inc.*	50	506
REGENXBIO, Inc.*	24	506
Pediatrix Medical Group, Inc.*	50	502
Kelly Services, Inc. — Class A	20	501
Quanterix Corp.*	21	495
Deciphera Pharmaceuticals, Inc.*	31	488
Cassava Sciences, Inc.*	24	487
Cytek Biosciences, Inc.*	72	483
ZipRecruiter, Inc. — Class A*	42	483
B&G Foods, Inc.	42	480
Sabre Corp.*	196	474
Viad Corp.*	12	474
Arcturus Therapeutics Holdings, Inc.*	14	473
Arcutis Biotherapeutics, Inc.*	47	466
Atrion Corp.	1	464
EyePoint Pharmaceuticals, Inc.*	22	455
Embecta Corp.	34	451
Relay Therapeutics, Inc.*	54	448
Amneal Pharmaceuticals, Inc.*	73	442
Viridian Therapeutics, Inc.*	25	438
SpartanNash Co.	21	424

Russell 2000® 1.5x Strategy Fund SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
COMMON STOCKS† - 40.4% (continued)
Consumer, Non-cyclical - 9.3% (continued)
Silk Road Medical, Inc.*	23	$421
Vital Farms, Inc.*	18	418
Hain Celestial Group, Inc.*	53	417
Varex Imaging Corp.*	23	416
Liquidia Corp.*	28	413
Nurix Therapeutics, Inc.*	28	412
Accolade, Inc.*	39	409
Astria Therapeutics, Inc.*	29	408
Aurinia Pharmaceuticals, Inc.*	81	406
Heidrick & Struggles International, Inc.	12	404
United Natural Foods, Inc.*	35	402
Mirum Pharmaceuticals, Inc.*	16	402
Cross Country Healthcare, Inc.*	21	393
BioLife Solutions, Inc.*	21	390
LifeStance Health Group, Inc.*	63	389
Cass Information Systems, Inc.	8	385
Janux Therapeutics, Inc.*	10	376
Kiniksa Pharmaceuticals Ltd. — Class A*	19	375
Fate Therapeutics, Inc.*	51	374
SunOpta, Inc.*	54	371
Hackett Group, Inc.	15	364
Y-mAbs Therapeutics, Inc.*	22	358
National Research Corp. — Class A	9	356
ImmunityBio, Inc.*,1	66	354
Treace Medical Concepts, Inc.*	27	352
Evolus, Inc.*	25	350
Enhabit, Inc.*	30	349
BrightSpring Health Services, Inc.*	32	348
Mission Produce, Inc.*	29	344
SI-BONE, Inc.*	21	344
Cabaletta Bio, Inc.*	20	341
USANA Health Sciences, Inc.*	7	340
Zymeworks, Inc.*	32	337
Pennant Group, Inc.*	17	334
Castle Biosciences, Inc.*	15	332
Travere Therapeutics, Inc.*	43	331
CareDx, Inc.*	31	328
V2X, Inc.*	7	327
Longboard Pharmaceuticals, Inc.*	15	324
Cogent Biosciences, Inc.*	48	323
Paragon 28, Inc.*	26	321
Universal Technical Institute, Inc.*	20	319
Nuvation Bio, Inc.*	87	317
ORIC Pharmaceuticals, Inc.*	23	316
Editas Medicine, Inc.*	42	312
Disc Medicine, Inc.*	5	311
ACCO Brands Corp.	55	309
Ennis, Inc.	15	308
Orthofix Medical, Inc.*	21	305
OmniAb, Inc.*	56	304
Nevro Corp.*	21	303
Paysafe Ltd.*	19	300
I3 Verticals, Inc. — Class A*	13	298
BrightView Holdings, Inc.*	25	297
Theravance Biopharma, Inc.*	33	296
Altimmune, Inc.*	29	295
Turning Point Brands, Inc.	10	293
PetIQ, Inc.*	16	292
ACELYRIN, Inc.*	43	290
Cargo Therapeutics, Inc.*	13	290
Beyond Meat, Inc.*	35	290
Annexon, Inc.*	40	287
OPKO Health, Inc.*,1	239	287
Summit Therapeutics, Inc.*	69	286
Calavo Growers, Inc.	10	278
Franklin Covey Co.*	7	275
Marinus Pharmaceuticals, Inc.*	30	271
Mersana Therapeutics, Inc.*	60	269
OraSure Technologies, Inc.*	43	264
Nano-X Imaging Ltd.*,1	27	264
Community Health Systems, Inc.*	75	262
OrthoPediatrics Corp.*	9	262
Green Dot Corp. — Class A*	28	261
Fulgent Genetics, Inc.*	12	260
European Wax Center, Inc. — Class A*	20	260
Central Garden & Pet Co.*	6	257
Caribou Biosciences, Inc.*	49	252
Resources Connection, Inc.	19	250
Novavax, Inc.*,1	52	249
Avid Bioservices, Inc.*	37	248
AnaptysBio, Inc.*	11	248
Zimvie, Inc.*	15	247
Enliven Therapeutics, Inc.*	14	246
Revance Therapeutics, Inc.*	50	246
Duckhorn Portfolio, Inc.*	26	242
Avita Medical, Inc.*	15	240
Cullinan Oncology, Inc.*	14	239
Surmodics, Inc.*	8	235
Lyell Immunopharma, Inc.*	104	232
SIGA Technologies, Inc.	27	231
Medifast, Inc.	6	230
Alector, Inc.*	38	229
Anika Therapeutics, Inc.*	9	229
Tactile Systems Technology, Inc.*	14	228
TrueBlue, Inc.*	18	225
Sterling Check Corp.*	14	225
Savara, Inc.*	45	224
Allogene Therapeutics, Inc.*	49	219
Adaptive Biotechnologies Corp.*	68	218
MaxCyte, Inc.*	52	218
Beauty Health Co.*	49	218
Carriage Services, Inc. — Class A	8	216
HilleVax, Inc.*	13	216
Celcuity, Inc.*	10	216
Stoke Therapeutics, Inc.*	16	216
WaVe Life Sciences Ltd.*	35	216
Tango Therapeutics, Inc.*	27	214
Anavex Life Sciences Corp.*,1	42	214
Distribution Solutions Group, Inc.*	6	213
Taro Pharmaceutical Industries Ltd.*	5	212
Harrow, Inc.*,1	16	212
Terawulf, Inc.*	80	210
Enanta Pharmaceuticals, Inc.*	12	210
Target Hospitality Corp.*	19	207
iTeos Therapeutics, Inc.*	15	205
Pulmonx Corp.*	22	204
Sutro Biopharma, Inc.*	36	203
Willdan Group, Inc.*	7	203
Cerus Corp.*	106	200

Russell 2000® 1.5x Strategy Fund SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
COMMON STOCKS† - 40.4% (continued)
Consumer, Non-cyclical - 9.3% (continued)
Tejon Ranch Co.*	13	$200
Custom Truck One Source, Inc.*	34	198
Replimune Group, Inc.*	24	196
Limoneira Co.	10	196
Nkarta, Inc.*	18	195
Axogen, Inc.*	24	194
Arbutus Biopharma Corp.*	74	191
Viemed Healthcare, Inc.*	20	189
ModivCare, Inc.*	8	188
Atea Pharmaceuticals, Inc.*	46	186
DocGo, Inc.*	46	186
Entrada Therapeutics, Inc.*	13	184
Agiliti, Inc.*	18	182
Olema Pharmaceuticals, Inc.*	16	181
UroGen Pharma Ltd.*	12	180
Biomea Fusion, Inc.*,1	12	179
KalVista Pharmaceuticals, Inc.*	15	178
Aerovate Therapeutics, Inc.*	6	177
Voyager Therapeutics, Inc.*	19	177
iRadimed Corp.	4	176
Westrock Coffee Co.*	17	176
Xeris Biopharma Holdings, Inc.*	79	175
Heron Therapeutics, Inc.*	62	172
Seneca Foods Corp. — Class A*	3	171
Terns Pharmaceuticals, Inc.*	26	171
Prime Medicine, Inc.*,1	24	168
Nature’s Sunshine Products, Inc.*	8	166
RAPT Therapeutics, Inc.*	18	162
2seventy bio, Inc.*	30	160
Phathom Pharmaceuticals, Inc.*	15	159
Phibro Animal Health Corp. — Class A	12	155
Ventyx Biosciences, Inc.*	28	154
Inozyme Pharma, Inc.*	20	153
Rigel Pharmaceuticals, Inc.*	102	151
Forrester Research, Inc.*	7	151
Zynex, Inc.*	12	148
ALX Oncology Holdings, Inc.*	13	145
Lincoln Educational Services Corp.*	14	145
ARS Pharmaceuticals, Inc.*	14	143
Village Super Market, Inc. — Class A	5	143
Aaron’s Company, Inc.	19	142
Alta Equipment Group, Inc.	11	142
Utah Medical Products, Inc.	2	142
Nathan’s Famous, Inc.	2	142
Tenaya Therapeutics, Inc.*	27	141
Vanda Pharmaceuticals, Inc.*	34	140
Accuray, Inc.*	56	138
Waldencast plc — Class A*	21	136
AngioDynamics, Inc.*	23	135
Gritstone bio, Inc.*	52	134
Lexicon Pharmaceuticals, Inc.*	55	132
Tyra Biosciences, Inc.*	8	131
Poseida Therapeutics, Inc.*	41	131
Cipher Mining, Inc.*	25	129
CVRx, Inc.*	7	127
Monte Rosa Therapeutics, Inc.*	18	127
FibroGen, Inc.*	54	127
Aura Biosciences, Inc.*	16	126
Actinium Pharmaceuticals, Inc.*	16	125
Omeros Corp.*,1	36	124
Neumora Therapeutics, Inc.*,1	9	124
Acacia Research Corp.*	23	123
Fennec Pharmaceuticals, Inc.*	11	122
Zevra Therapeutics, Inc.*	21	122
Organogenesis Holdings, Inc.*	42	119
Agenus, Inc.*	205	119
American Well Corp. — Class A*	146	118
Quantum-Si, Inc.*	60	118
Performant Financial Corp.*	40	118
Precigen, Inc.*	81	117
Alico, Inc.	4	117
MeiraGTx Holdings plc*	19	115
Humacyte, Inc.*	37	115
CorMedix, Inc.*	27	114
Lineage Cell Therapeutics, Inc.*	77	114
Larimar Therapeutics, Inc.*	15	114
Third Harmonic Bio, Inc.*	12	113
Inogen, Inc.*	14	113
Coherus Biosciences, Inc.*	46	110
Generation Bio Co.*	27	110
Ovid therapeutics, Inc.*	36	110
Natural Grocers by Vitamin Cottage, Inc.	6	108
ArriVent Biopharma, Inc.*	6	107
Compass Therapeutics, Inc.*	54	107
Quipt Home Medical Corp.*	24	105
Joint Corp.*	8	104
Mineralys Therapeutics, Inc.*	8	103
Karyopharm Therapeutics, Inc.*	68	103
X4 Pharmaceuticals, Inc.*	73	101
Quad/Graphics, Inc.	19	101
Kodiak Sciences, Inc.*	19	100
Erasca, Inc.*	48	99
Harvard Bioscience, Inc.*	23	97
XOMA Corp.*	4	96
ClearPoint Neuro, Inc.*	14	95
InfuSystem Holdings, Inc.*	11	94
BRC, Inc. — Class A*	22	94
Lexeo Therapeutics, Inc.*	6	94
Aldeyra Therapeutics, Inc.*	28	92
Butterfly Network, Inc.*	83	90
BioAtla, Inc.*	26	89
Merrimack Pharmaceuticals, Inc.*	6	89
Nautilus Biotechnology, Inc.*	30	88
PepGen, Inc.*	6	88
Semler Scientific, Inc.*	3	88
Pulse Biosciences, Inc.*	10	87
Trevi Therapeutics, Inc.*	25	86
scPharmaceuticals, Inc.*	17	85
Amylyx Pharmaceuticals, Inc.*	30	85
Information Services Group, Inc.	21	85
HF Foods Group, Inc.*	24	84
23andMe Holding Co. — Class A*	155	82
Bluebird Bio, Inc.*	64	82
Design Therapeutics, Inc.*	20	81
Foghorn Therapeutics, Inc.*,1	12	81
SoundThinking, Inc.*	5	79
Emergent BioSolutions, Inc.*	30	76
Aveanna Healthcare Holdings, Inc.*	30	75
Sanara Medtech, Inc.*	2	74
CompoSecure, Inc. — Class A*,1	10	72
Verrica Pharmaceuticals, Inc.*	12	71

Russell 2000® 1.5x Strategy Fund SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
COMMON STOCKS† - 40.4% (continued)
Consumer, Non-cyclical - 9.3% (continued)
Genelux Corp.*	11	$71
Cadiz, Inc.*	24	70
IGM Biosciences, Inc.*	7	67
PDS Biotechnology Corp.*	17	67
Seer, Inc.*	35	66
Citius Pharmaceuticals, Inc.*	73	66
Optinose, Inc.*	44	64
Ispire Technology, Inc.*,1	10	61
Emerald Holding, Inc.*	9	61
WW International, Inc.*	33	61
Century Therapeutics, Inc.*	14	58
Sangamo Therapeutics, Inc.*	86	58
Omega Therapeutics, Inc.*	15	55
CPI Card Group, Inc.*	3	54
Vor BioPharma, Inc.*	22	52
Akoya Biosciences, Inc.*	11	52
Scilex Holding Co.*	32	52
Tela Bio, Inc.*	9	51
Assertio Holdings, Inc.*	53	51
Aclaris Therapeutics, Inc.*	41	51
Allakos, Inc.*	40	50
KORU Medical Systems, Inc.*	21	50
FiscalNote Holdings, Inc.*	37	49
Innovage Holding Corp.*	11	49
Outlook Therapeutics, Inc.*	4	48
Biote Corp. — Class A*	8	46
Seres Therapeutics, Inc.*	58	45
Cartesian Therapeutics, Inc.*	69	45
LENZ Therapeutics, Inc.	2	45
ProKidney Corp.*	27	44
Mural Oncology plc*	9	44
AirSculpt Technologies, Inc.*	7	43
Protalix BioTherapeutics, Inc.*	34	43
Adicet Bio, Inc.*	18	42
NGM Biopharmaceuticals, Inc.*	26	41
Cue Biopharma, Inc.*	21	40
Atara Biotherapeutics, Inc.*	57	40
PMV Pharmaceuticals, Inc.*	23	39
HireQuest, Inc.	3	39
Kezar Life Sciences, Inc.*	43	39
Carisma Therapeutics, Inc.*,1	16	36
Priority Technology Holdings, Inc.*	11	36
Acrivon Therapeutics, Inc.*	5	36
Immuneering Corp. — Class A*	12	35
Vigil Neuroscience, Inc.*	10	34
Rallybio Corp.*	18	33
MarketWise, Inc.	19	33
Nuvectis Pharma, Inc.*	4	33
Eagle Pharmaceuticals, Inc.*	6	31
Forafric Global plc*	3	31
Bioxcel Therapeutics, Inc.*	11	31
Prelude Therapeutics, Inc.*	6	28
Beyond Air, Inc.*	15	26
Cara Therapeutics, Inc.*	28	25
P3 Health Partners, Inc.*	24	25
Aadi Bioscience, Inc.*	10	23
Benson Hill, Inc.*	103	21
Bakkt Holdings, Inc.*,1	42	19
Ocean Biomedical, Inc.*	5	19
Allovir, Inc.*	25	19
Ikena Oncology, Inc.*	13	18
2U, Inc.*	47	18
Vaxxinity, Inc. — Class A*	25	18
Zevia PBC — Class A*	15	18
Eyenovia, Inc.*	17	17
Cutera, Inc.*	10	15
Zura Bio Ltd.*	5	13
Vicarious Surgical, Inc.*	42	13
Orchestra BioMed Holdings, Inc.*	2	11
Rent the Runway, Inc. — Class A*	29	10
Reneo Pharmaceuticals, Inc.*	6	10
Bright Green Corp.*	36	9
CareMax, Inc.*	2	7
ATI Physical Therapy, Inc.*	1	6
BioVie, Inc.*	2	1
Ligand Pharmaceuticals, Inc.*,††	3	–
Ligand Pharmaceuticals, Inc.*,††	3	–
Total Consumer, Non-cyclical		364,169
Financial - 8.3%
FTAI Aviation Ltd.	59	3,971
Ryman Hospitality Properties, Inc. REIT	34	3,931
SouthState Corp.	45	3,826
Selective Insurance Group, Inc.	35	3,821
Essent Group Ltd.	62	3,690
Terreno Realty Corp. REIT	49	3,254
Cadence Bank	109	3,161
Jackson Financial, Inc. — Class A	47	3,109
Old National Bancorp	175	3,047
Radian Group, Inc.	91	3,046
Mr Cooper Group, Inc.*	38	2,962
Kite Realty Group Trust REIT	130	2,818
United Bankshares, Inc.	78	2,792
Home BancShares, Inc.	111	2,727
Glacier Bancorp, Inc.	66	2,658
American Equity Investment Life Holding Co.*	46	2,586
First Financial Bankshares, Inc.	78	2,559
Phillips Edison & Company, Inc. REIT	70	2,511
Hamilton Lane, Inc. — Class A	22	2,481
Essential Properties Realty Trust, Inc. REIT	93	2,479
Hancock Whitney Corp.	52	2,394
Moelis & Co. — Class A	40	2,271
UMB Financial Corp.	26	2,262
Macerich Co. REIT	129	2,223
PotlatchDeltic Corp. REIT	47	2,210
Independence Realty Trust, Inc. REIT	135	2,178
Enstar Group Ltd.*	7	2,175
SL Green Realty Corp. REIT	39	2,150
Apple Hospitality REIT, Inc.	129	2,113
Blackstone Mortgage Trust, Inc. — Class A REIT[1]	103	2,051
Sabra Health Care REIT, Inc.	138	2,038
Valley National Bancorp	256	2,038
ServisFirst Bancshares, Inc.	30	1,991
Piper Sandler Cos.	10	1,985
Associated Banc-Corp.	90	1,936
Ameris Bancorp	40	1,935
Walker & Dunlop, Inc.	19	1,920
McGrath RentCorp	15	1,851
United Community Banks, Inc.	69	1,816
CNO Financial Group, Inc.	66	1,814
Tanger, Inc. REIT	61	1,801

Russell 2000® 1.5x Strategy Fund SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
COMMON STOCKS† - 40.4% (continued)
Consumer, Non-cyclical - 9.3% (continued)
International Bancshares Corp.	32	$1,796
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	62	1,761
Broadstone Net Lease, Inc. REIT	112	1,755
CareTrust REIT, Inc.	71	1,730
Axos Financial, Inc.*	32	1,729
Texas Capital Bancshares, Inc.*	28	1,723
First BanCorp	98	1,719
Genworth Financial, Inc. — Class A*	265	1,704
Pagseguro Digital Ltd. — Class A*	119	1,699
Artisan Partners Asset Management, Inc. — Class A	37	1,693
SITE Centers Corp. REIT	114	1,670
Innovative Industrial Properties, Inc. REIT	16	1,657
BGC Group, Inc. — Class A	212	1,647
WSFS Financial Corp.	36	1,625
COPT Defense Properties REIT	67	1,619
Atlantic Union Bankshares Corp.	45	1,589
Cathay General Bancorp	42	1,589
National Health Investors, Inc. REIT	25	1,571
LXP Industrial Trust REIT	173	1,560
Fulton Financial Corp.	97	1,541
Community Bank System, Inc.	32	1,537
NMI Holdings, Inc. — Class A*	47	1,520
Outfront Media, Inc. REIT	88	1,477
Simmons First National Corp. — Class A	75	1,460
Bank of Hawaii Corp.	23	1,435
Arbor Realty Trust, Inc. REIT[1]	107	1,418
CVB Financial Corp.	79	1,409
Sunstone Hotel Investors, Inc. REIT	124	1,381
Pacific Premier Bancorp, Inc.	57	1,368
PennyMac Financial Services, Inc.	15	1,366
Douglas Emmett, Inc. REIT	98	1,359
Independent Bank Corp.	26	1,353
First Interstate BancSystem, Inc. — Class A	49	1,333
PJT Partners, Inc. — Class A	14	1,320
Eastern Bankshares, Inc.	93	1,282
Four Corners Property Trust, Inc. REIT	52	1,272
Seacoast Banking Corporation of Florida	50	1,270
First Financial Bancorp	56	1,256
BankUnited, Inc.	44	1,232
First Merchants Corp.	35	1,221
St. Joe Co.	21	1,217
DiamondRock Hospitality Co. REIT	126	1,211
Urban Edge Properties REIT	69	1,192
WaFd, Inc.	41	1,190
Banc of California, Inc.	78	1,186
TowneBank	42	1,179
Palomar Holdings, Inc.*	14	1,174
Upstart Holdings, Inc.*	43	1,156
Cohen & Steers, Inc.	15	1,153
BancFirst Corp.	13	1,144
StepStone Group, Inc. — Class A	32	1,144
Equity Commonwealth REIT*	60	1,133
Pebblebrook Hotel Trust REIT	73	1,125
StoneX Group, Inc.*	16	1,124
Bread Financial Holdings, Inc.	30	1,117
RLJ Lodging Trust REIT	93	1,099
Park National Corp.	8	1,087
Enova International, Inc.*	17	1,068
InvenTrust Properties Corp. REIT	41	1,054
Stewart Information Services Corp.	16	1,041
Cushman & Wakefield plc*	99	1,036
Renasant Corp.	33	1,034
Triumph Financial, Inc.*	13	1,031
OFG Bancorp	28	1,031
WesBanco, Inc.	34	1,014
BRP Group, Inc. — Class A*	35	1,013
Trustmark Corp.	36	1,012
Independent Bank Group, Inc.	22	1,004
Bancorp, Inc.*	30	1,004
Lakeland Financial Corp.	15	995
Virtus Investment Partners, Inc.	4	992
NBT Bancorp, Inc.	27	990
Farmer Mac — Class C	5	984
Xenia Hotels & Resorts, Inc. REIT	65	976
Banner Corp.	20	960
Bank of NT Butterfield & Son Ltd.	30	960
Acadia Realty Trust REIT	56	953
Retail Opportunity Investments Corp. REIT	74	949
Apollo Commercial Real Estate Finance, Inc. REIT	85	947
City Holding Co.	9	938
Horace Mann Educators Corp.	25	925
Compass Diversified Holdings	38	915
Customers Bancorp, Inc.*	17	902
Global Net Lease, Inc. REIT	116	901
Enterprise Financial Services Corp.	22	892
Newmark Group, Inc. — Class A	80	887
Northwest Bancshares, Inc.	76	886
JBG SMITH Properties REIT	55	883
Heartland Financial USA, Inc.	25	879
Hilltop Holdings, Inc.	28	877
Ready Capital Corp. REIT	96	876
Cannae Holdings, Inc.*	39	867
First Bancorp	24	867
Goosehead Insurance, Inc. — Class A*	13	866
Navient Corp.	49	853
First Commonwealth Financial Corp.	61	849
Uniti Group, Inc. REIT	142	838
Live Oak Bancshares, Inc.	20	830
Mercury General Corp.	16	826
Pathward Financial, Inc.	16	808
Empire State Realty Trust, Inc. — Class A REIT	79	800
Hope Bancorp, Inc.	69	794
National Bank Holdings Corp. — Class A	22	794
FB Financial Corp.	21	791
Stock Yards Bancorp, Inc.	16	783
Westamerica BanCorp	16	782

Russell 2000® 1.5x Strategy Fund SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
COMMON STOCKS† - 40.4% (continued)
Consumer, Non-cyclical - 9.3% (continued)
LTC Properties, Inc. REIT	24	$780
PennyMac Mortgage Investment Trust REIT	53	778
Two Harbors Investment Corp. REIT	58	768
Nelnet, Inc. — Class A	8	757
Ladder Capital Corp. — Class A REIT	68	757
WisdomTree, Inc.	82	754
First Busey Corp.	31	746
Safety Insurance Group, Inc.	9	740
Getty Realty Corp. REIT	27	738
S&T Bancorp, Inc.	23	738
Apartment Investment and Management Co. — Class A REIT*	89	729
Employers Holdings, Inc.	16	726
Elme Communities REIT	52	724
Veris Residential, Inc. REIT	47	715
Alexander & Baldwin, Inc. REIT	43	708
Stellar Bancorp, Inc.	29	706
Fidelis Insurance Holdings Ltd.[1]	36	701
TriCo Bancshares	19	699
MFA Financial, Inc. REIT	61	696
Nicolet Bankshares, Inc.	8	688
NETSTREIT Corp.	37	680
Victory Capital Holdings, Inc. — Class A	16	679
Skyward Specialty Insurance Group, Inc.*	18	673
Franklin BSP Realty Trust, Inc. REIT	50	668
Service Properties Trust REIT	98	664
Trupanion, Inc.*,1	24	663
Provident Financial Services, Inc.	44	641
Encore Capital Group, Inc.*	14	639
American Assets Trust, Inc. REIT	29	635
Veritex Holdings, Inc.	31	635
Easterly Government Properties, Inc. REIT	55	633
Chimera Investment Corp. REIT	135	622
Preferred Bank/Los Angeles CA	8	614
Kennedy-Wilson Holdings, Inc.	71	609
Compass, Inc. — Class A*	169	608
QCR Holdings, Inc.	10	607
Sandy Spring Bancorp, Inc.	26	603
PRA Group, Inc.*	23	600
Berkshire Hills Bancorp, Inc.	26	596
Peoples Bancorp, Inc.	20	592
German American Bancorp, Inc.	17	589
Plymouth Industrial REIT, Inc.	26	585
OceanFirst Financial Corp.	35	574
LendingClub Corp.*	64	563
Enact Holdings, Inc.	18	561
AMERISAFE, Inc.	11	552
UMH Properties, Inc. REIT	33	536
Safehold, Inc. REIT	26	536
ARMOUR Residential REIT, Inc. [1]	27	534
Ellington Financial, Inc. REIT	45	531
Origin Bancorp, Inc.	17	531
BrightSpire Capital, Inc. REIT	77	531
Hudson Pacific Properties, Inc. REIT	82	529
Claros Mortgage Trust, Inc.	54	527
Southside Bancshares, Inc.	18	526
1st Source Corp.	10	524
SiriusPoint Ltd.*	41	521
Piedmont Office Realty Trust, Inc. — Class A REIT	74	520
Bank First Corp.	6	520
Brookline Bancorp, Inc.	52	518
Paramount Group, Inc. REIT	110	516
Centerspace REIT	9	514
Lemonade, Inc.*,1	30	492
National Western Life Group, Inc. — Class A	1	492
Brandywine Realty Trust REIT	102	490
Marcus & Millichap, Inc.	14	478
Patria Investments Ltd. — Class A	32	475
First Bancshares, Inc.	18	467
HCI Group, Inc.	4	464
AssetMark Financial Holdings, Inc.*	13	460
Capitol Federal Financial, Inc.	76	453
Lakeland Bancorp, Inc.	37	448
F&G Annuities & Life, Inc.	11	446
Brightsphere Investment Group, Inc.	19	434
Redwood Trust, Inc. REIT	68	433
ConnectOne Bancorp, Inc.	22	429
Premier Financial Corp.	21	426
eXp World Holdings, Inc.[1]	41	424
Eagle Bancorp, Inc.	18	423
Redfin Corp.*	63	419
NexPoint Residential Trust, Inc. REIT	13	418
Armada Hoffler Properties, Inc. REIT	40	416
ProAssurance Corp.*	32	412
International Money Express, Inc.*	18	411
Summit Hotel Properties, Inc. REIT	63	410
Heritage Financial Corp.	21	407
Ambac Financial Group, Inc.*	26	406
Dime Community Bancshares, Inc.	21	404
Tompkins Financial Corp.	8	402
Dynex Capital, Inc. REIT	32	398
Community Healthcare Trust, Inc. REIT	15	398
Anywhere Real Estate, Inc.*	64	396
New York Mortgage Trust, Inc. REIT	54	389
Merchants Bancorp	9	389
Brookfield Business Corp. — Class A	16	386
Community Trust Bancorp, Inc.	9	384
First Community Bankshares, Inc.	11	381
CrossFirst Bankshares, Inc.*	27	374
FTAI Infrastructure, Inc.	59	370
CBL & Associates Properties, Inc. REIT	16	367
Whitestone REIT — Class B	29	364
Old Second Bancorp, Inc.	26	360
First Mid Bancshares, Inc.	11	359

Russell 2000® 1.5x Strategy Fund SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
COMMON STOCKS† - 40.4% (continued)
Consumer, Non-cyclical - 9.3% (continued)
Univest Financial Corp.	17	$354
Perella Weinberg Partners	25	353
KKR Real Estate Finance Trust, Inc. REIT	35	352
Diversified Healthcare Trust REIT	143	352
Amerant Bancorp, Inc.	15	349
Mercantile Bank Corp.	9	346
Cambridge Bancorp	5	341
Peakstone Realty Trust REIT	21	339
Horizon Bancorp, Inc.	26	334
Gladstone Commercial Corp. REIT	24	332
Midland States Bancorp, Inc.	13	327
Byline Bancorp, Inc.	15	326
TPG RE Finance Trust, Inc. REIT	41	317
Central Pacific Financial Corp.	16	316
Global Medical REIT, Inc.	36	315
Business First Bancshares, Inc.	14	312
Columbia Financial, Inc.*	18	310
TrustCo Bank Corporation NY	11	310
Equity Bancshares, Inc. — Class A	9	309
Diamond Hill Investment Group, Inc.	2	308
Universal Insurance Holdings, Inc.	15	305
Independent Bank Corp.	12	304
Camden National Corp.	9	302
Heritage Commerce Corp.	35	300
Farmland Partners, Inc. REIT	27	300
NerdWallet, Inc. — Class A*	20	294
Farmers National Banc Corp.	22	294
Universal Health Realty Income Trust REIT	8	294
Chatham Lodging Trust REIT	29	293
World Acceptance Corp.*	2	290
American National Bankshares, Inc.	6	287
Hanmi Financial Corp.	18	287
United Fire Group, Inc.	13	283
Metrocity Bankshares, Inc.	11	275
Great Southern Bancorp, Inc.	5	274
Saul Centers, Inc. REIT	7	269
Washington Trust Bancorp, Inc.	10	269
First Financial Corp.	7	268
Gladstone Land Corp. REIT	20	267
HarborOne Bancorp, Inc.	25	266
Amalgamated Financial Corp.	11	264
Republic Bancorp, Inc. — Class A	5	255
LendingTree, Inc.*	6	254
HomeTrust Bancshares, Inc.	9	246
FRP Holdings, Inc.*	4	246
CNB Financial Corp.	12	245
Peapack-Gladstone Financial Corp.	10	243
Northfield Bancorp, Inc.	25	243
Invesco Mortgage Capital, Inc. REIT	25	242
Tiptree, Inc. — Class A	14	242
GCM Grosvenor, Inc. — Class A	25	241
Capstar Financial Holdings, Inc.	12	241
Alerus Financial Corp.	11	240
Bar Harbor Bankshares	9	238
First Foundation, Inc.	31	234
Coastal Financial Corp.*	6	233
B Riley Financial, Inc.[1]	11	233
Metropolitan Bank Holding Corp.*	6	231
Ares Commercial Real Estate Corp. REIT	31	231
One Liberty Properties, Inc. REIT	10	226
Arrow Financial Corp.	9	225
Burke & Herbert Financial Services Corp.	4	224
Capital City Bank Group, Inc.	8	222
Northeast Bank	4	221
CTO Realty Growth, Inc. REIT	13	220
Kearny Financial Corp.	34	219
P10, Inc. — Class A	26	219
Southern Missouri Bancorp, Inc.	5	219
Alexander’s, Inc. REIT	1	217
RMR Group, Inc. — Class A	9	216
Flushing Financial Corp.	17	214
Orchid Island Capital, Inc. REIT	23	205
James River Group Holdings Ltd.	22	205
MBIA, Inc.*	29	196
Shore Bancshares, Inc.	17	196
Summit Financial Group, Inc.	7	190
Esquire Financial Holdings, Inc.	4	190
SmartFinancial, Inc.	9	190
ACNB Corp.	5	188
MidWestOne Financial Group, Inc.	8	188
First Business Financial Services, Inc.	5	187
South Plains Financial, Inc.	7	187
Greenlight Capital Re Ltd. — Class A*	15	187
RBB Bancorp	10	180
Five Star Bancorp	8	180
Farmers & Merchants Bancorp Incorporated/Archbold OH	8	178
West BanCorp, Inc.	10	178
Carter Bankshares, Inc.*	14	177
Hingham Institution For Savings	1	175
Peoples Financial Services Corp.	4	172
Financial Institutions, Inc.	9	169
Citizens & Northern Corp.	9	169
HomeStreet, Inc.	11	166
Investors Title Co.	1	163
Selectquote, Inc.*	81	162
Sierra Bancorp	8	162
Orrstown Financial Services, Inc.	6	161
Third Coast Bancshares, Inc.*	8	160
Mid Penn Bancorp, Inc.	8	160
Southern First Bancshares, Inc.*	5	159
Chicago Atlantic Real Estate Finance, Inc. REIT	10	157
Postal Realty Trust, Inc. — Class A REIT	11	158
Macatawa Bank Corp.	16	157
MVB Financial Corp.	7	156
Enterprise Bancorp, Inc.	6	156
NewtekOne, Inc.	14	154
Home Bancorp, Inc.	4	153
HBT Financial, Inc.	8	152

Russell 2000® 1.5x Strategy Fund SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
COMMON STOCKS† - 40.4% (continued)
Consumer, Non-cyclical - 9.3% (continued)
Guaranty Bancshares, Inc.	5	$152
Northrim BanCorp, Inc.	3	152
Bank of Marin Bancorp	9	151
Red River Bancshares, Inc.	3	149
Granite Point Mortgage Trust, Inc. REIT	31	148
First Bancorp, Inc.	6	148
Citizens Financial Services, Inc.	3	148
Primis Financial Corp.	12	146
Fidelity D&D Bancorp, Inc.	3	145
BayCom Corp.	7	144
First of Long Island Corp.	13	144
Blue Foundry Bancorp*	15	140
Bridgewater Bancshares, Inc.*	12	140
Hamilton Insurance Group Ltd. — Class B*	10	139
FS Bancorp, Inc.	4	139
Civista Bancshares, Inc.	9	138
Orange County Bancorp, Inc.	3	138
First Bank/Hamilton NJ	10	137
Codorus Valley Bancorp, Inc.	6	137
Timberland Bancorp, Inc.	5	135
Waterstone Financial, Inc.	11	134
Legacy Housing Corp.*	6	129
American Coastal Insurance Corp.*	12	128
Forge Global Holdings, Inc.*	66	127
Donegal Group, Inc. — Class A	9	127
Northeast Community Bancorp, Inc.	8	126
John Marshall Bancorp, Inc.	7	125
Capital Bancorp, Inc.	6	125
AFC Gamma, Inc. REIT	10	124
Bit Digital, Inc.*,1	43	123
Alpine Income Property Trust, Inc. REIT	8	122
FVCBankcorp, Inc.*	10	122
Maiden Holdings Ltd.*	54	121
Regional Management Corp.	5	121
City Office REIT, Inc. REIT	23	120
Middlefield Banc Corp.	5	119
Community West Bancshares	6	119
Orion Office REIT, Inc. REIT	34	119
NexPoint Diversified Real Estate Trust REIT[1]	18	119
BRT Apartments Corp. REIT	7	118
Greene County Bancorp, Inc.	4	115
Colony Bankcorp, Inc.	10	115
PCB Bancorp	7	114
Unity Bancorp, Inc.	4	110
Plumas Bancorp	3	110
Hippo Holdings, Inc.*	6	110
ChoiceOne Financial Services, Inc.	4	109
Norwood Financial Corp.	4	109
Maui Land & Pineapple Company, Inc.*	5	108
Ocwen Financial Corp.*	4	108
Ponce Financial Group, Inc.*	12	107
Bankwell Financial Group, Inc.	4	104
Southern States Bancshares, Inc.	4	104
Star Holdings*	8	103
Parke Bancorp, Inc.	6	103
Ames National Corp.	5	101
National Bankshares, Inc.	3	100
Oak Valley Bancorp	4	99
C&F Financial Corp.	2	98
LCNB Corp.	6	96
Silvercrest Asset Management Group, Inc. — Class A	6	95
BCB Bancorp, Inc.	9	94
Princeton Bancorp, Inc.	3	92
ESSA Bancorp, Inc.	5	91
eHealth, Inc.*	15	90
Virginia National Bankshares Corp.	3	90
Velocity Financial, Inc.*	5	90
Evans Bancorp, Inc.	3	90
Atlanticus Holdings Corp.*	3	89
RE/MAX Holdings, Inc. — Class A	10	88
Chemung Financial Corp.	2	85
Crawford & Co. — Class A	9	85
Braemar Hotels & Resorts, Inc. REIT	39	78
Penns Woods Bancorp, Inc.	4	78
Douglas Elliman, Inc.*	48	76
NI Holdings, Inc.*	5	76
Angel Oak Mortgage REIT, Inc.	7	75
AlTi Global, Inc.*	13	74
First Western Financial, Inc.*	5	73
MainStreet Bancshares, Inc.	4	73
Nexpoint Real Estate Finance, Inc. REIT	5	72
First Community Corp.	4	70
Paysign, Inc.*	19	70
Pioneer Bancorp, Inc.*	7	69
Stratus Properties, Inc.*	3	68
USCB Financial Holdings, Inc.	6	68
Sterling Bancorp, Inc.*	13	67
Office Properties Income Trust REIT	29	59
Security National Financial Corp. — Class A*	7	58
Bank7 Corp.	2	56
Kingsway Financial Services, Inc.*	6	50
Consumer Portfolio Services, Inc.*	6	45
Clipper Realty, Inc. REIT	8	39
Transcontinental Realty Investors, Inc.*	1	38
SWK Holdings Corp.*	2	35
Blue Ridge Bankshares, Inc.	11	30
Finance of America Companies, Inc. — Class A*	32	24
GoHealth, Inc. — Class A*	2	21
American Realty Investors, Inc.*	1	18
OppFi, Inc.*	6	15
Total Financial		322,421
Industrial - 6.3%
Comfort Systems USA, Inc.	21	6,672
Simpson Manufacturing Company, Inc.	25	5,129
Applied Industrial Technologies, Inc.	23	4,544
UFP Industries, Inc.	35	4,305
Atkore, Inc.	22	4,188
NEXTracker, Inc. — Class A*	74	4,164

Russell 2000® 1.5x Strategy Fund SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
COMMON STOCKS† - 40.4% (continued)
Consumer, Non-cyclical - 9.3% (continued)
Fabrinet*	22	$4,158
Chart Industries, Inc.*	25	4,118
Novanta, Inc.*	21	3,670
Fluor Corp.*	85	3,594
Mueller Industries, Inc.	66	3,559
Boise Cascade Co.	23	3,527
AAON, Inc.	40	3,524
Watts Water Technologies, Inc. — Class A	16	3,401
Casella Waste Systems, Inc. — Class A*	33	3,263
SPX Technologies, Inc.*	26	3,201
Summit Materials, Inc. — Class A*	71	3,164
Federal Signal Corp.	35	2,970
Zurn Elkay Water Solutions Corp.	88	2,945
Franklin Electric Company, Inc.	27	2,884
Modine Manufacturing Co.*	30	2,856
GATX Corp.	21	2,815
Badger Meter, Inc.	17	2,751
Moog, Inc. — Class A	17	2,714
Knife River Corp.*	33	2,676
Terex Corp.	39	2,512
Itron, Inc.*	27	2,498
Arcosa, Inc.	29	2,490
Exponent, Inc.	30	2,481
AeroVironment, Inc.*	16	2,452
Dycom Industries, Inc.*	17	2,440
Encore Wire Corp.	9	2,365
Belden, Inc.	25	2,315
Kadant, Inc.	7	2,297
EnerSys	24	2,267
Matson, Inc.	20	2,248
Advanced Energy Industries, Inc.	22	2,244
CSW Industrials, Inc.	9	2,111
Hillenbrand, Inc.	41	2,062
Enpro, Inc.	12	2,025
Scorpio Tankers, Inc.	28	2,003
ArcBest Corp.	14	1,995
John Bean Technologies Corp.	19	1,993
Sanmina Corp.*	32	1,990
Sterling Infrastructure, Inc.*	18	1,986
Cactus, Inc. — Class A	39	1,953
MYR Group, Inc.*	10	1,768
Vishay Intertechnology, Inc.	77	1,746
Masonite International Corp.*	13	1,709
Griffon Corp.	23	1,687
Albany International Corp. — Class A	18	1,683
Hub Group, Inc. — Class A	38	1,642
Atmus Filtration Technologies, Inc.*	50	1,613
ESCO Technologies, Inc.	15	1,606
Frontdoor, Inc.*	49	1,596
Materion Corp.	12	1,581
Kratos Defense & Security Solutions, Inc.*	86	1,581
O-I Glass, Inc.*	93	1,543
Plexus Corp.*	16	1,517
RXO, Inc.*	69	1,509
Mueller Water Products, Inc. — Class A	93	1,496
Werner Enterprises, Inc.	38	1,487
Granite Construction, Inc.	26	1,485
Gibraltar Industries, Inc.*	18	1,450
Masterbrand, Inc.*	77	1,443
Golar LNG Ltd.	58	1,396
Alamo Group, Inc.	6	1,370
Mirion Technologies, Inc.*	120	1,364
Primoris Services Corp.	32	1,362
Construction Partners, Inc. — Class A*	24	1,348
Tennant Co.	11	1,338
Trinity Industries, Inc.	48	1,337
Bloom Energy Corp. — Class A*,1	115	1,293
OSI Systems, Inc.*	9	1,285
International Seaways, Inc.	24	1,277
Standex International Corp.	7	1,276
Energizer Holdings, Inc.	43	1,266
Hillman Solutions Corp.*	116	1,234
AAR Corp.*	20	1,197
Kennametal, Inc.	48	1,197
AZZ, Inc.	15	1,160
Enerpac Tool Group Corp.	32	1,141
Worthington Enterprises, Inc.	18	1,120
JELD-WEN Holding, Inc.*	51	1,083
Barnes Group, Inc.	29	1,077
Greif, Inc. — Class A	15	1,036
World Kinect Corp.	37	979
TTM Technologies, Inc.*	61	955
Golden Ocean Group Ltd.	73	946
DHT Holdings, Inc.	82	943
Greenbrier Companies, Inc.	18	938
American Woodmark Corp.*	9	915
SFL Corporation Ltd.	69	909
Leonardo DRS, Inc.*	41	906
Helios Technologies, Inc.	20	894
Joby Aviation, Inc.*,1	166	890
CTS Corp.	19	889
Knowles Corp.*	54	869
Lindsay Corp.	7	824
Teekay Tankers Ltd. — Class A	14	818
NV5 Global, Inc.*	8	784
Kaman Corp.	17	780
Janus International Group, Inc.*	51	772
Apogee Enterprises, Inc.	13	770
Napco Security Technologies, Inc.	19	763
Columbus McKinnon Corp.	17	759
Dorian LPG Ltd.	19	731
Powell Industries, Inc.	5	712
Rocket Lab USA, Inc.*	166	682
TriMas Corp.	25	668
Montrose Environmental Group, Inc.*	17	666
Enovix Corp.*,1	82	657
Ichor Holdings Ltd.*	17	657
Thermon Group Holdings, Inc.*	20	654
Marten Transport Ltd.	35	647
Benchmark Electronics, Inc.	21	630
Astec Industries, Inc.	14	612
IES Holdings, Inc.*	5	608
Metallus, Inc.*	26	579
Proto Labs, Inc.*	16	572
Triumph Group, Inc.*	38	572
Ryerson Holding Corp.	17	569
Gorman-Rupp Co.	14	554
Aspen Aerogels, Inc.*	30	528

Russell 2000® 1.5x Strategy Fund SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
COMMON STOCKS† - 40.4% (continued)
Consumer, Non-cyclical - 9.3% (continued)
Energy Recovery, Inc.*	33	$521
Myers Industries, Inc.	22	510
Genco Shipping & Trading Ltd.	25	508
Forward Air Corp.	16	498
Vicor Corp.*	13	497
Nordic American Tankers Ltd.	123	482
Smith & Wesson Brands, Inc.	27	469
Air Transport Services Group, Inc.*	34	468
Sturm Ruger & Company, Inc.	10	461
FLEX LNG Ltd.	18	458
Clearwater Paper Corp.*	10	437
Cadre Holdings, Inc.	12	434
Enviri Corp.*	47	430
DXP Enterprises, Inc.*	8	430
PureCycle Technologies, Inc.*	69	429
Olympic Steel, Inc.	6	425
CryoPort, Inc.*	24	425
Archer Aviation, Inc. — Class A*,1	91	420
Insteel Industries, Inc.	11	421
CECO Environmental Corp.*	18	414
Ardmore Shipping Corp.	25	411
Argan, Inc.	8	404
Hyster-Yale Materials Handling, Inc.	6	385
Bel Fuse, Inc. — Class B	6	362
Tutor Perini Corp.*	25	362
Ducommun, Inc.*	7	359
Pactiv Evergreen, Inc.	24	344
Great Lakes Dredge & Dock Corp.*	39	341
nLight, Inc.*	26	338
Xometry, Inc. — Class A*	20	338
Heartland Express, Inc.	28	334
Mesa Laboratories, Inc.	3	329
Costamare, Inc.	29	329
Eagle Bulk Shipping, Inc.	5	312
Astronics Corp.*	16	305
Kimball Electronics, Inc.*	14	303
Evolv Technologies Holdings, Inc.*	67	298
Manitowoc Company, Inc.*	21	297
Stoneridge, Inc.*	16	295
SmartRent, Inc.*	110	295
LSB Industries, Inc.*	33	290
Allient, Inc.	8	285
NVE Corp.	3	271
Teekay Corp.*	37	269
FARO Technologies, Inc.*	12	258
National Presto Industries, Inc.	3	251
LSI Industries, Inc.	16	242
Covenant Logistics Group, Inc. — Class A	5	232
Overseas Shipholding Group, Inc. — Class A	34	218
Bowman Consulting Group Ltd.*,1	6	209
Greif, Inc. — Class B	3	208
Northwest Pipe Co.*	6	208
Limbach Holdings, Inc.*	5	207
Ranpak Holdings Corp.*	26	205
Park Aerospace Corp.	12	199
Daseke, Inc.*	24	199
Safe Bulkers, Inc.[1]	40	198
MicroVision, Inc.*	106	195
GoPro, Inc. — Class A*	77	172
NuScale Power Corp.*	32	170
Eastman Kodak Co.*	34	168
Luxfer Holdings plc	16	166
GrafTech International Ltd.	116	160
Turtle Beach Corp.*	9	155
Pangaea Logistics Solutions Ltd.	22	153
AMMO, Inc.*	54	148
Universal Logistics Holdings, Inc.	4	148
Omega Flex, Inc.	2	142
Himalaya Shipping Ltd.*	18	139
Park-Ohio Holdings Corp.	5	133
Iteris, Inc.*	25	123
Radiant Logistics, Inc.*	22	119
Concrete Pumping Holdings, Inc.*	15	118
Mistras Group, Inc.*	12	115
Pure Cycle Corp.*	12	114
AerSale Corp.*	15	108
Tredegar Corp.	16	104
Mayville Engineering Company, Inc.*	7	100
Gencor Industries, Inc.*	6	100
Willis Lease Finance Corp.*	2	99
908 Devices, Inc.*	13	98
Core Molding Technologies, Inc.*	5	95
Latham Group, Inc.*	23	91
Karat Packaging, Inc.	3	86
Li-Cycle Holdings Corp.*	82	85
Blink Charging Co.*,1	28	84
Transphorm, Inc.*	16	78
Sight Sciences, Inc.*	13	69
PAM Transportation Services, Inc.*	4	65
Eve Holding, Inc.*	11	59
Intevac, Inc.*	15	58
Comtech Telecommunications Corp.*	16	55
SKYX Platforms Corp.*	34	45
374Water, Inc.*	35	44
Babcock & Wilcox Enterprises, Inc.*	35	39
ESS Tech, Inc.*	54	39
LanzaTech Global, Inc.*	12	37
NL Industries, Inc.	5	37
INNOVATE Corp.*	41	29
Akoustis Technologies, Inc.*	41	24
Redwire Corp.*	5	22
Southland Holdings, Inc.*	2	10
Amprius Technologies, Inc.*	3	8
Total Industrial		246,652
Technology - 5.2%
Super Micro Computer, Inc.*	30	30,301
MicroStrategy, Inc. — Class A*	10	15,341
Onto Innovation, Inc.*	29	5,251
SPS Commerce, Inc.*	22	4,068
Rambus, Inc.*	63	3,894
Duolingo, Inc.*	17	3,750
Qualys, Inc.*	22	3,671
Tenable Holdings, Inc.*	68	3,361
Insight Enterprises, Inc.*	17	3,154

Russell 2000® 1.5x Strategy Fund SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
COMMON STOCKS† - 40.4% (continued)
Consumer, Non-cyclical - 9.3% (continued)
MACOM Technology Solutions Holdings, Inc.*	32	$3,060
ExlService Holdings, Inc.*	95	3,021
Maximus, Inc.	36	3,020
Varonis Systems, Inc.*	64	3,019
ASGN, Inc.*	27	2,829
Altair Engineering, Inc. — Class A*	32	2,757
Silicon Laboratories, Inc.*	19	2,731
Appfolio, Inc. — Class A*	11	2,714
CommVault Systems, Inc.*	26	2,637
Workiva, Inc.*	29	2,459
Power Integrations, Inc.	34	2,433
Box, Inc. — Class A*	84	2,379
Synaptics, Inc.*	23	2,244
BlackLine, Inc.*	34	2,196
Evolent Health, Inc. — Class A*	66	2,164
Amkor Technology, Inc.	67	2,160
ACI Worldwide, Inc.*	65	2,159
Axcelis Technologies, Inc.*	19	2,119
FormFactor, Inc.*	46	2,099
Verra Mobility Corp.*	81	2,023
Parsons Corp.*	24	1,991
Blackbaud, Inc.*	26	1,928
Diodes, Inc.*	27	1,904
Impinj, Inc.*	14	1,798
Freshworks, Inc. — Class A*	97	1,766
Rapid7, Inc.*	36	1,765
Envestnet, Inc.*	30	1,737
Sprout Social, Inc. — Class A*	29	1,732
Kulicke & Soffa Industries, Inc.	33	1,660
ACV Auctions, Inc. — Class A*	76	1,426
Progress Software Corp.	26	1,386
DigitalOcean Holdings, Inc.*	36	1,374
Braze, Inc. — Class A*	31	1,373
C3.ai, Inc. — Class A*,1	48	1,299
Privia Health Group, Inc.*	66	1,293
Ultra Clean Holdings, Inc.*	27	1,240
Xerox Holdings Corp.	69	1,235
Verint Systems, Inc.*	36	1,193
AvidXchange Holdings, Inc.*	89	1,170
PagerDuty, Inc.*	51	1,157
Ambarella, Inc.*	22	1,117
Clear Secure, Inc. — Class A	50	1,063
Veeco Instruments, Inc.*	30	1,055
Semtech Corp.*	38	1,045
Photronics, Inc.*	36	1,020
Agilysys, Inc.*	12	1,011
PROS Holdings, Inc.*	27	981
IonQ, Inc.*,1	96	959
Appian Corp. — Class A*	24	959
Cohu, Inc.*	28	933
SiTime Corp.*	10	932
Donnelley Financial Solutions, Inc.*	15	930
Fastly, Inc. — Class A*	71	921
NetScout Systems, Inc.*	41	895
Schrodinger Incorporated/United States*	33	891
CSG Systems International, Inc.	17	876
Zeta Global Holdings Corp. — Class A*	80	874
ACM Research, Inc. — Class A*	29	845
MaxLinear, Inc. — Class A*	45	840
Everbridge, Inc.*	24	836
Intapp, Inc.*	23	789
Jamf Holding Corp.*	42	771
SMART Global Holdings, Inc.*	29	763
Asana, Inc. — Class A*,1	47	728
PAR Technology Corp.*	16	726
Phreesia, Inc.*	30	718
PowerSchool Holdings, Inc. — Class A*	33	703
Adeia, Inc.	64	699
AvePoint, Inc.*	88	697
Zuora, Inc. — Class A*	74	675
Digi International, Inc.*	21	671
Model N, Inc.*	22	626
PubMatic, Inc. — Class A*	26	617
PDF Solutions, Inc.*	18	606
Alkami Technology, Inc.*	24	590
Sapiens International Corporation N.V.	18	579
N-able, Inc.*	42	549
SoundHound AI, Inc. — Class A*,1	82	483
Pitney Bowes, Inc.	105	454
E2open Parent Holdings, Inc.*	101	448
Amplitude, Inc. — Class A*	40	435
Grid Dynamics Holdings, Inc.*	33	406
Integral Ad Science Holding Corp.*	40	399
Yext, Inc.*	64	386
SolarWinds Corp.*	30	379
Cerence, Inc.*	24	378
Vimeo, Inc.*	91	372
Simulations Plus, Inc.	9	370
Daily Journal Corp.*	1	362
Mitek Systems, Inc.*	25	353
Conduent, Inc.*	103	348
Olo, Inc. — Class A*	62	340
Matterport, Inc.*	150	339
3D Systems Corp.*	76	337
CEVA, Inc.*	14	318
Alpha & Omega Semiconductor Ltd.*	14	309
MeridianLink, Inc.*	16	299
Navitas Semiconductor Corp.*	61	291
OneSpan, Inc.*	24	279
BigCommerce Holdings, Inc.*	40	276
Corsair Gaming, Inc.*	22	272
Instructure Holdings, Inc.*	12	257
Bandwidth, Inc. — Class A*	14	256
Planet Labs PBC*	100	255
Alignment Healthcare, Inc.*	51	253
SEMrush Holdings, Inc. — Class A*	19	252
Health Catalyst, Inc.*	33	248
Vishay Precision Group, Inc.*	7	247
Weave Communications, Inc.*	20	230
Cantaloupe, Inc.*	34	219
Definitive Healthcare Corp.*	27	218
American Software, Inc. — Class A	19	218
Digimarc Corp.*	8	217
Enfusion, Inc. — Class A*	23	213
NextNav, Inc.*	32	211
PlayAGS, Inc.*	22	198
Unisys Corp.*	40	196

Russell 2000® 1.5x Strategy Fund SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
COMMON STOCKS† - 40.4% (continued)
Consumer, Non-cyclical - 9.3% (continued)
Consensus Cloud Solutions, Inc.*	12	$190
Aehr Test Systems*	15	186
8x8, Inc.*	68	184
Multiplan Corp.*	226	183
Domo, Inc. — Class B*	18	161
Digital Turbine, Inc.*	57	149
Desktop Metal, Inc. — Class A*	167	147
ON24, Inc.	20	143
Immersion Corp.	19	142
Playstudios, Inc.*	51	142
Climb Global Solutions, Inc.	2	142
Sharecare, Inc.*	184	141
Thoughtworks Holding, Inc.*	55	139
Cricut, Inc. — Class A	29	138
Red Violet, Inc.*	7	137
EverCommerce, Inc.*	14	132
HireRight Holdings Corp.*	9	128
Inspired Entertainment, Inc.*	13	128
TTEC Holdings, Inc.	12	124
SkyWater Technology, Inc.*	11	112
IBEX Holdings Ltd.*	7	108
CS Disco, Inc.*	13	106
Innodata, Inc.*	15	99
Viant Technology, Inc. — Class A*	9	96
Outbrain, Inc.*	24	95
Rimini Street, Inc.*	29	95
Asure Software, Inc.*	11	86
Veritone, Inc.*	16	84
eGain Corp.*	13	84
TruBridge, Inc.*	9	83
Atomera, Inc.*	13	80
inTEST Corp.*	6	80
Kaltura, Inc.*	50	67
Richardson Electronics Ltd.	7	64
Outset Medical, Inc.*	29	64
Expensify, Inc. — Class A*	33	61
Rackspace Technology, Inc.*	38	60
Brightcove, Inc.*	26	50
CoreCard Corp.*	4	44
Vuzix Corp.*	35	42
LivePerson, Inc.*,1	38	38
BigBear.ai Holdings, Inc.*	16	33
System1, Inc.*	15	29
Velo3D, Inc.*	53	24
Skillsoft Corp.*	2	18
CXApp, Inc.*	1	2
Presto Automation, Inc.*	2	–
Total Technology		200,892
Consumer, Cyclical - 4.7%
Light & Wonder, Inc. — Class A*	53	5,411
Carvana Co.*	61	5,363
Taylor Morrison Home Corp. — Class A*	61	3,792
Meritage Homes Corp.	21	3,685
Abercrombie & Fitch Co. — Class A*	29	3,635
Beacon Roofing Supply, Inc.*	37	3,627
Installed Building Products, Inc.	14	3,622
Academy Sports & Outdoors, Inc.	43	2,904
KB Home	40	2,835
Asbury Automotive Group, Inc.*	12	2,829
American Eagle Outfitters, Inc.	109	2,811
FirstCash Holdings, Inc.	22	2,806
Skyline Champion Corp.*	32	2,720
Signet Jewelers Ltd.	26	2,602
Group 1 Automotive, Inc.	8	2,338
GMS, Inc.*	24	2,336
Goodyear Tire & Rubber Co.*	168	2,307
Shake Shack, Inc. — Class A*	22	2,289
Tri Pointe Homes, Inc.*	57	2,204
MDC Holdings, Inc.	35	2,202
M/I Homes, Inc.*	16	2,181
Hilton Grand Vacations, Inc.*	46	2,172
Cavco Industries, Inc.*	5	1,995
Kontoor Brands, Inc.	33	1,988
Resideo Technologies, Inc.*	87	1,950
Rush Enterprises, Inc. — Class A	36	1,927
Visteon Corp.*	16	1,882
Steven Madden Ltd.	44	1,860
LCI Industries	15	1,846
Adient plc*	54	1,778
Boot Barn Holdings, Inc.*	18	1,713
Red Rock Resorts, Inc. — Class A	28	1,675
SkyWest, Inc.*	24	1,658
Urban Outfitters, Inc.*	38	1,650
Century Communities, Inc.	17	1,641
UniFirst Corp.	9	1,561
Dorman Products, Inc.*	16	1,542
Bloomin’ Brands, Inc.	52	1,491
International Game Technology plc	65	1,468
Sweetgreen, Inc. — Class A*	58	1,465
JetBlue Airways Corp.*	197	1,462
Patrick Industries, Inc.	12	1,434
Foot Locker, Inc.	49	1,396
LGI Homes, Inc.*	12	1,396
Sonos, Inc.*	73	1,391
Topgolf Callaway Brands Corp.*	86	1,391
Papa John’s International, Inc.	20	1,332
Fox Factory Holding Corp.*	25	1,302
Brinker International, Inc.*	26	1,292
HNI Corp.	28	1,264
PriceSmart, Inc.	15	1,260
Winnebago Industries, Inc.	17	1,258
Dave & Buster’s Entertainment, Inc.*	20	1,252
United Parks & Resorts, Inc.*	22	1,237
H&E Equipment Services, Inc.	19	1,219
Hanesbrands, Inc.*	210	1,218
Acushnet Holdings Corp.	18	1,187
Cinemark Holdings, Inc.*	66	1,186
Gentherm, Inc.*	20	1,152
Six Flags Entertainment Corp.*	43	1,132
Vista Outdoor, Inc.*	34	1,115
MillerKnoll, Inc.	45	1,114
OPENLANE, Inc.*	64	1,107
Cheesecake Factory, Inc.	29	1,048
National Vision Holdings, Inc.*	46	1,019
Atlanta Braves Holdings, Inc. — Class C*	26	1,016
Oxford Industries, Inc.	9	1,012
ODP Corp.*	19	1,008
Dana, Inc.	78	991
La-Z-Boy, Inc.	26	978
Green Brick Partners, Inc.*	16	964

Russell 2000® 1.5x Strategy Fund SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
COMMON STOCKS† - 40.4% (continued)
Consumer, Non-cyclical - 9.3% (continued)
Cracker Barrel Old Country Store, Inc.	13	$945
Dillard’s, Inc. — Class A	2	943
Madison Square Garden Entertainment Corp.*	24	941
Caleres, Inc.	21	862
Wabash National Corp.	28	838
Jack in the Box, Inc.	12	822
Sally Beauty Holdings, Inc.*	64	795
XPEL, Inc.*	14	756
G-III Apparel Group Ltd.*	25	725
Buckle, Inc.	18	725
Winmark Corp.	2	723
Camping World Holdings, Inc. — Class A	25	696
Warby Parker, Inc. — Class A*	51	694
Steelcase, Inc. — Class A	53	693
Leslie’s, Inc.*	106	689
Allegiant Travel Co. — Class A	9	677
ScanSource, Inc.*	15	661
BlueLinx Holdings, Inc.*	5	651
Lions Gate Entertainment Corp. — Class B*	69	642
VSE Corp.	8	640
MRC Global, Inc.*	50	628
Dream Finders Homes, Inc. — Class A*	14	612
Monarch Casino & Resort, Inc.	8	600
Beazer Homes USA, Inc.*	18	590
OneSpaWorld Holdings Ltd.*	44	582
indie Semiconductor, Inc. — Class A*	82	580
Blue Bird Corp.*	15	575
Interface, Inc. — Class A	34	572
Hibbett, Inc.	7	538
Guess?, Inc.	17	535
Malibu Boats, Inc. — Class A*	12	519
Wolverine World Wide, Inc.	46	516
Aurora Innovation, Inc.*	182	513
Sonic Automotive, Inc. — Class A	9	512
BJ’s Restaurants, Inc.*	14	507
Everi Holdings, Inc.*	50	503
American Axle & Manufacturing Holdings, Inc.*	68	500
Vizio Holding Corp. — Class A*	45	492
Ethan Allen Interiors, Inc.	14	484
Hovnanian Enterprises, Inc. — Class A*	3	471
PC Connection, Inc.	7	462
Forestar Group, Inc.*	11	442
Golden Entertainment, Inc.	12	442
IMAX Corp.*	27	437
Standard Motor Products, Inc.	13	436
MarineMax, Inc.*	13	432
REV Group, Inc.	19	420
Life Time Group Holdings, Inc.*	27	419
Dine Brands Global, Inc.	9	418
Nu Skin Enterprises, Inc. — Class A	30	415
Hawaiian Holdings, Inc.*	30	400
Titan International, Inc.*	31	386
Accel Entertainment, Inc.*	32	377
Chuy’s Holdings, Inc.*	11	371
Nikola Corp.*,1	354	368
Shoe Carnival, Inc.	10	366
Global Industrial Co.	8	358
Portillo’s, Inc. — Class A*	25	354
Miller Industries, Inc.	7	351
Lions Gate Entertainment Corp. — Class A*	35	348
Sun Country Airlines Holdings, Inc.*	23	347
Kura Sushi USA, Inc. — Class A*	3	345
A-Mark Precious Metals, Inc.	11	338
Luminar Technologies, Inc.*	163	321
First Watch Restaurant Group, Inc.*	13	320
Rush Enterprises, Inc. — Class B	6	320
Spirit Airlines, Inc.	66	319
Douglas Dynamics, Inc.	13	313
Haverty Furniture Companies, Inc.	9	307
Xperi, Inc.*	25	302
Titan Machinery, Inc.*	12	298
RCI Hospitality Holdings, Inc.	5	290
Savers Value Village, Inc.*	15	289
Virgin Galactic Holdings, Inc.*	195	289
Hudson Technologies, Inc.*	26	286
Designer Brands, Inc. — Class A	26	284
Super Group SGHC Ltd.*	81	279
Arko Corp.	49	279
Clean Energy Fuels Corp.*	101	271
Denny’s Corp.*	30	269
Shyft Group, Inc.	21	261
Methode Electronics, Inc.	21	256
Atlanta Braves Holdings, Inc. — Class A*	6	251
Movado Group, Inc.	9	251
Bally’s Corp.*	18	251
Xponential Fitness, Inc. — Class A*	15	248
Rush Street Interactive, Inc.*	38	247
Build-A-Bear Workshop, Inc. — Class A	8	239
MasterCraft Boat Holdings, Inc.*	10	237
Daktronics, Inc.*	23	229
Carrols Restaurant Group, Inc.	22	209
Sleep Number Corp.*	13	209
Marcus Corp.	14	200
OneWater Marine, Inc. — Class A*	7	197
Genesco, Inc.*	7	197
Lindblad Expeditions Holdings, Inc.*	21	196
Potbelly Corp.*	16	194
America’s Car-Mart, Inc.*	3	192
Solid Power, Inc.*	92	187
Frontier Group Holdings, Inc.*,1	23	187
Lovesac Co.*	8	181
Hooker Furnishings Corp.	7	168
Cooper-Standard Holdings, Inc.*	10	166
El Pollo Loco Holdings, Inc.*	17	166
Hyliion Holdings Corp.*	88	155
Zumiez, Inc.*	10	152
Holley, Inc.*	32	143
iRobot Corp.*	16	140
Johnson Outdoors, Inc. — Class A	3	138
Bowlero Corp. — Class A1	10	137

Russell 2000® 1.5x Strategy Fund SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
COMMON STOCKS† - 40.4% (continued)
Consumer, Non-cyclical - 9.3% (continued)
Funko, Inc. — Class A*	21	$131
Weyco Group, Inc.	4	128
Destination XL Group, Inc.*	35	126
SES AI Corp.*	75	126
Commercial Vehicle Group, Inc.*	19	122
Tile Shop Holdings, Inc.*	17	120
Landsea Homes Corp.*	8	116
Clarus Corp.	17	115
Global Business Travel Group I*	19	114
Full House Resorts, Inc.*	20	111
Vera Bradley, Inc.*	16	109
Rocky Brands, Inc.	4	108
EVgo, Inc.*,1	43	108
Microvast Holdings, Inc.*,1	127	106
GrowGeneration Corp.*	35	100
JAKKS Pacific, Inc.*	4	99
J Jill, Inc.*	3	96
Reservoir Media, Inc.*	12	95
Snap One Holdings Corp.*	11	95
Tilly’s, Inc. — Class A*	13	88
ThredUp, Inc. — Class A*	43	86
Escalade, Inc.	6	82
Children’s Place, Inc.*	7	81
EVI Industries, Inc.	3	75
Big Lots, Inc.*	17	74
ONE Group Hospitality, Inc.*	13	72
Sportsman’s Warehouse Holdings, Inc.*	23	72
Red Robin Gourmet Burgers, Inc.*	9	69
VOXX International Corp. — Class A*	8	65
Marine Products Corp.	5	59
Cato Corp. — Class A	10	58
PetMed Express, Inc.	12	57
Purple Innovation, Inc.	33	58
Traeger, Inc.*	21	53
Livewire Group, Inc.*	7	51
Century Casinos, Inc.*	16	50
Noodles & Co.*	24	46
Big 5 Sporting Goods Corp.	13	46
Duluth Holdings, Inc. — Class B*	8	39
Aeva Technologies, Inc.*	9	35
CompX International, Inc.	1	34
Torrid Holdings, Inc.*,1	7	34
Fossil Group, Inc.*	28	29
United Homes Group, Inc.*,1	4	28
Workhorse Group, Inc.*	99	23
Envela Corp.*	5	23
Lazydays Holdings, Inc.*,1	5	20
Loop Media, Inc.*,1	22	8
Dragonfly Energy Holdings Corp.*	9	5
Qurate Retail, Inc. — Class B*	1	5
Total Consumer, Cyclical		184,543
Energy - 2.9%
Weatherford International plc*	42	4,848
Permian Resources Corp.	269	4,751
Matador Resources Co.	67	4,474
Chord Energy Corp.	25	4,456
ChampionX Corp.	116	4,163
Murphy Oil Corp.	86	3,930
PBF Energy, Inc. — Class A	65	3,742
Civitas Resources, Inc.	48	3,644
SM Energy Co.	68	3,390
Equitrans Midstream Corp.	259	3,235
Noble Corporation plc	66	3,200
Magnolia Oil & Gas Corp. — Class A	106	2,751
Valaris Ltd.*	35	2,634
Patterson-UTI Energy, Inc.	211	2,519
Tidewater, Inc.*	27	2,484
Helmerich & Payne, Inc.	58	2,440
Alpha Metallurgical Resources, Inc.	7	2,318
California Resources Corp.	41	2,259
CNX Resources Corp.*	92	2,182
Northern Oil and Gas, Inc.	52	2,063
Liberty Energy, Inc. — Class A	99	2,051
Warrior Met Coal, Inc.	31	1,882
Arch Resources, Inc.	11	1,769
Peabody Energy Corp.	68	1,650
Archrock, Inc.	83	1,633
Kosmos Energy Ltd.*	271	1,615
CONSOL Energy, Inc.	18	1,508
Seadrill Ltd.*	28	1,408
Oceaneering International, Inc.*	60	1,404
Array Technologies, Inc.*	90	1,342
Par Pacific Holdings, Inc.*	33	1,223
Sitio Royalties Corp. — Class A	48	1,187
Shoals Technologies Group, Inc. — Class A*	102	1,140
Delek US Holdings, Inc.	37	1,137
Talos Energy, Inc.*	80	1,114
Expro Group Holdings N.V.*	53	1,058
Gulfport Energy Corp.*	6	961
DNOW, Inc.*	63	958
Helix Energy Solutions Group, Inc.*	86	932
Borr Drilling Ltd.*	131	897
Kinetik Holdings, Inc. — Class A	21	837
Diamond Offshore Drilling, Inc.*	61	832
Green Plains, Inc.*	35	809
Vital Energy, Inc.*	14	736
CVR Energy, Inc.	18	642
Fluence Energy, Inc.*	34	590
SunCoke Energy, Inc.	50	563
US Silica Holdings, Inc.*	45	558
Crescent Energy Co. — Class A	46	547
REX American Resources Corp.*	9	528
Comstock Resources, Inc.[1]	55	510
Core Laboratories, Inc.	28	478
SilverBow Resources, Inc.*	14	478
ProPetro Holding Corp.*	59	477
Dril-Quip, Inc.*	20	450
VAALCO Energy, Inc.	64	446
Select Water Solutions, Inc. — Class A	48	443
Nabors Industries Ltd.*	5	431
RPC, Inc.	51	395
Bristow Group, Inc.*	14	381
Berry Corp.	46	370
Sunnova Energy International, Inc.*,1	60	368
Vitesse Energy, Inc.	15	356
TETRA Technologies, Inc.*	75	332
Newpark Resources, Inc.*	45	325
FuelCell Energy, Inc.*,1	244	290
SandRidge Energy, Inc.	19	277
NextDecade Corp.*	46	262

Russell 2000® 1.5x Strategy Fund SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
COMMON STOCKS† - 40.4% (continued)
Consumer, Non-cyclical - 9.3% (continued)
Aris Water Solutions, Inc. — Class A	18	$255
Kodiak Gas Services, Inc.	9	246
Oil States International, Inc.*	38	234
DMC Global, Inc.*	12	234
Atlas Energy Solutions, Inc.	10	226
Ramaco Resources, Inc. — Class A	13	219
Tellurian, Inc.*	318	210
SEACOR Marine Holdings, Inc.*	14	195
Stem, Inc.*,1	85	186
Excelerate Energy, Inc. — Class A	11	176
Montauk Renewables, Inc.*	40	166
Riley Exploration Permian, Inc.	5	165
Solaris Oilfield Infrastructure, Inc. — Class A	19	165
W&T Offshore, Inc.	59	156
SunPower Corp. — Class A*,1	52	156
Amplify Energy Corp.*	22	145
Ring Energy, Inc.*	72	141
FutureFuel Corp.	16	129
Forum Energy Technologies, Inc.*	6	120
ProFrac Holding Corp. — Class A*	14	117
Evolution Petroleum Corp.	19	117
Gevo, Inc.*	140	108
Energy Vault Holdings, Inc.*	59	106
Granite Ridge Resources, Inc.	16	104
Ranger Energy Services, Inc.	9	102
HighPeak Energy, Inc.	6	95
NACCO Industries, Inc. — Class A	3	90
Hallador Energy Co.*	14	74
TPI Composites, Inc.*,1	25	73
Eos Energy Enterprises, Inc.*	64	66
KLX Energy Services Holdings, Inc.*	8	62
Vertex Energy, Inc.*	40	56
Mammoth Energy Services, Inc.*	14	51
Maxeon Solar Technologies Ltd.*	15	50
Ramaco Resources, Inc. — Class B	3	38
Empire Petroleum Corp.*	6	31
Total Energy		110,927
Basic Materials - 1.4%
Commercial Metals Co.	69	4,055
ATI, Inc.*	76	3,889
Cabot Corp.	32	2,950
Balchem Corp.	19	2,944
Arcadium Lithium plc*	606	2,612
HB Fuller Co.	32	2,552
Avient Corp.	54	2,344
Carpenter Technology Corp.	29	2,071
Innospec, Inc.	15	1,934
Sensient Technologies Corp.	25	1,730
Hecla Mining Co.	359	1,727
Constellium SE*	76	1,680
Quaker Chemical Corp.	8	1,642
Uranium Energy Corp.*	220	1,485
Minerals Technologies, Inc.	19	1,430
Sylvamo Corp.	21	1,296
Tronox Holdings plc — Class A	70	1,214
Rogers Corp.*	10	1,187
Stepan Co.	13	1,170
Ingevity Corp.*	22	1,049
Hawkins, Inc.	12	922
Kaiser Aluminum Corp.	10	894
Orion S.A.	33	776
Coeur Mining, Inc.*	191	720
Perimeter Solutions S.A.*	92	683
Koppers Holdings, Inc.	12	662
Worthington Steel, Inc.	18	645
Ecovyst, Inc.*	57	636
Mativ Holdings, Inc.	33	619
Energy Fuels, Inc.*	94	591
Century Aluminum Co.*	31	477
AdvanSix, Inc.	16	458
Novagold Resources, Inc.*	144	432
Haynes International, Inc.	7	421
Encore Energy Corp.*	85	372
Ivanhoe Electric Incorporated / US*	33	323
Lightwave Logic, Inc.*	68	318
Radius Recycling, Inc. — Class A	15	317
Compass Minerals International, Inc.	20	315
United States Lime & Minerals, Inc.	1	298
Centrus Energy Corp. — Class A*	7	291
Oil-Dri Corporation of America	3	224
American Vanguard Corp.	16	207
Rayonier Advanced Materials, Inc.*	38	182
i-80 Gold Corp.*,1	115	154
Kronos Worldwide, Inc.	13	153
Piedmont Lithium, Inc.*	11	146
Codexis, Inc.*	40	140
Intrepid Potash, Inc.*	6	125
Caledonia Mining Corporation plc	10	111
Perpetua Resources Corp.*	23	96
Trinseo plc	21	79
Dakota Gold Corp.*	32	76
Danimer Scientific, Inc.*	52	57
Glatfelter Corp.*	26	52
Contango ORE, Inc.*	2	40
Origin Materials, Inc.*	63	32
5E Advanced Materials, Inc.*	23	31
Valhi, Inc.	1	17
NioCorp Developments Ltd.*	1	3
Total Basic Materials		54,056
Communications - 1.3%
DigitalBridge Group, Inc.	97	1,869
Q2 Holdings, Inc.*	34	1,787
TEGNA, Inc.	116	1,733
Ziff Davis, Inc.*	27	1,702
Cogent Communications Holdings, Inc.	26	1,699
InterDigital, Inc.	15	1,597
Yelp, Inc. — Class A*	40	1,576
Credo Technology Group Holding Ltd.*	73	1,547
Cargurus, Inc.*	58	1,339
ePlus, Inc.*	16	1,257
Squarespace, Inc. — Class A*	33	1,203
Viavi Solutions, Inc.*	131	1,191

Russell 2000® 1.5x Strategy Fund SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
COMMON STOCKS† - 40.4% (continued)
Consumer, Non-cyclical - 9.3% (continued)
Calix, Inc.*	35	$1,161
Hims & Hers Health, Inc.*	73	1,129
Perficient, Inc.*	20	1,126
EchoStar Corp. — Class A*	72	1,026
Opendoor Technologies, Inc.*	324	982
Beyond, Inc.*	27	970
Telephone & Data Systems, Inc.	59	945
Lumen Technologies, Inc.*	599	934
Upwork, Inc.*	74	907
Harmonic, Inc.*	66	887
Extreme Networks, Inc.*	75	866
Magnite, Inc.*	80	860
Sphere Entertainment Co.*	16	785
Sprinklr, Inc. — Class A*	61	748
Infinera Corp.*	119	718
Cars.com, Inc.*	40	687
Shutterstock, Inc.	15	687
Bumble, Inc. — Class A*	60	681
Globalstar, Inc.*	410	603
A10 Networks, Inc.	42	575
Liberty Latin America Ltd. — Class C*	82	573
Scholastic Corp.	15	566
QuinStreet, Inc.*	31	547
TechTarget, Inc.*	16	529
Couchbase, Inc.*	20	526
Revolve Group, Inc.*,1	24	508
Shenandoah Telecommunications Co.	29	504
Thryv Holdings, Inc.*	19	422
HealthStream, Inc.	15	400
Figs, Inc. — Class A*	76	378
Open Lending Corp. — Class A*	59	369
Clear Channel Outdoor Holdings, Inc.*	221	365
Gogo, Inc.*	40	351
IDT Corp. — Class B	9	340
Gray Television, Inc.	49	310
Stagwell, Inc.*	47	292
Cardlytics, Inc.*	20	290
Anterix, Inc.*	8	269
Aviat Networks, Inc.*	7	268
NETGEAR, Inc.*	17	268
fuboTV, Inc.*	168	265
MediaAlpha, Inc. — Class A*	13	265
Vivid Seats, Inc. — Class A*	44	264
Liquidity Services, Inc.*	14	260
Sinclair, Inc.	19	256
ADTRAN Holdings, Inc.	47	256
Eventbrite, Inc. — Class A*	46	252
Clearfield, Inc.*	8	247
Grindr, Inc.*	24	243
EverQuote, Inc. — Class A*	13	241
Advantage Solutions, Inc.*	52	225
ATN International, Inc.	7	221
AMC Networks, Inc. — Class A*	18	218
Boston Omaha Corp. — Class A*	14	217
Gannett Company, Inc.*	86	210
AST SpaceMobile, Inc.*	68	197
Nextdoor Holdings, Inc.*	87	196
Consolidated Communications Holdings, Inc.*	44	190
Applied Digital Corp.*,1	41	175
Spok Holdings, Inc.	11	175
1-800-Flowers.com, Inc. — Class A*	16	173
Ribbon Communications, Inc.*	52	166
CommScope Holding Company, Inc.*	124	162
Liberty Latin America Ltd. — Class A*	22	153
EW Scripps Co. — Class A*	36	141
Stitch Fix, Inc. — Class A*	50	132
Preformed Line Products Co.	1	129
iHeartMedia, Inc. — Class A*	61	128
OptimizeRx Corp.*	10	122
Ooma, Inc.*	14	119
WideOpenWest, Inc.*	31	112
Tucows, Inc. — Class A*	6	111
Nerdy, Inc.*	35	102
Blade Air Mobility, Inc.*	35	100
Lands’ End, Inc.*	9	98
BlackSky Technology, Inc.*	71	97
BARK, Inc.*	65	81
Townsquare Media, Inc. — Class A	7	77
ContextLogic, Inc. — Class A*	13	74
Terran Orbital Corp.*	51	67
DHI Group, Inc.*	26	66
Mondee Holdings, Inc.*,1	27	62
Luna Innovations, Inc.*	19	61
Entravision Communications Corp. — Class A	36	59
KVH Industries, Inc.*	11	56
Gambling.com Group Ltd.*	6	55
CarParts.com, Inc.*	32	52
Value Line, Inc.	1	41
Allbirds, Inc. — Class A*	57	40
Cambium Networks Corp.*	7	30
Solo Brands, Inc. — Class A*	13	28
DZS, Inc.*,1	13	17
Urban One, Inc.*	7	14
Urban One, Inc.*	5	14
Total Communications		51,364
Utilities - 1.0%
Southwest Gas Holdings, Inc.	37	2,817
Brookfield Infrastructure Corp. — Class A	71	2,559
Portland General Electric Co.	60	2,520
New Jersey Resources Corp.	58	2,489
Black Hills Corp.	40	2,184
ONE Gas, Inc.	33	2,129
Ormat Technologies, Inc.	32	2,118
Otter Tail Corp.	24	2,074
ALLETE, Inc.	34	2,028
PNM Resources, Inc.	51	1,920
Spire, Inc.	31	1,902
Northwestern Energy Group, Inc.	36	1,833
MGE Energy, Inc.	22	1,732
American States Water Co.	22	1,589
Avista Corp.	45	1,576
California Water Service Group	33	1,534
Chesapeake Utilities Corp.	13	1,395
SJW Group	19	1,075
Northwest Natural Holding Co.	21	782
Middlesex Water Co.	10	525
Unitil Corp.	10	524
Ameresco, Inc. — Class A*	19	458
York Water Co.	9	326

Russell 2000® 1.5x Strategy Fund SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
COMMON STOCKS† - 40.4% (continued)
Consumer, Non-cyclical - 9.3% (continued)
Consolidated Water Company Ltd.	9	$264
Artesian Resources Corp. — Class A	5	186
Altus Power, Inc.*	38	182
Genie Energy Ltd. — Class B	12	181
RGC Resources, Inc.	5	101
Global Water Resources, Inc.	7	90
FTC Solar, Inc.*	38	20
Total Utilities		39,113
Government - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	16	474
Total Common Stocks
(Cost $1,480,248)		1,574,611

RIGHTS† - 0.0%
Consumer, Non-cyclical - 0.0%
Cartesian Therapeutics Inc.	69	–
Tobira Therapeutics, Inc.*,†††	8	–
Novartis AG†††	35	–
Total Consumer, Non-cyclical		–
Energy - 0.0%
Empire Petroleum Corp.
Expires 04/03/24	6	–
Industrial - 0.0%
INNOVATE Corp.
Expires 03/25/24††	27	–
Total Rights
(Cost $14)		–

EXCHANGE-TRADED FUNDS† - 20.4%
Vanguard Russell 2000 ETF[1]	4,679	397,996
iShares Russell 2000 Index ETF	1,889	397,256
Total Exchange-Traded Funds
(Cost $827,474)		795,252

MUTUAL FUNDS† - 15.9%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	38,037	376,950
Guggenheim Strategy Fund II2	9,842	242,124
Total Mutual Funds
(Cost $616,793)		619,074

	Face Amount
U.S. TREASURY BILLS†† - 3.9%
U.S. Treasury Bills
5.25% due 04/23/24[3,4]	$100,000	99,678
5.17% due 04/16/24[4,5]	52,000	51,886
Total U.S. Treasury Bills
(Cost $151,565)		151,564

REPURCHASE AGREEMENTS††,6 - 6.9%
J.P. Morgan Securities LLC issued 03/28/24 at 5.31% due 04/01/24[3]	155,348	155,348
BofA Securities, Inc. issued 03/28/24 at 5.31% due 04/01/24[3]	59,749	59,749
Barclays Capital, Inc. issued 03/28/24 at 5.30% due 04/01/24[3]	54,157	54,157
Total Repurchase Agreements
(Cost $269,254)		269,254

	Shares
SECURITIES LENDING COLLATERAL†,7 - 8.4%
Money Market Fund
First American Government Obligations Fund - Class X, 5.23%[8]	329,167	329,167
Total Securities Lending Collateral
(Cost $329,167)		329,167
Total Investments - 95.9%
(Cost $3,674,515)		$3,738,922
Other Assets & Liabilities, net - 4.1%		159,882
Total Net Assets - 100.0%		$3,898,804

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
Russell 2000 Index Mini Futures Contracts	2	Jun 2024	$214,510	$6,673

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	Russell 2000 Index	Pay	5.78% (SOFR + 0.45%)	At Maturity	06/25/24	618	$1,312,447	$54,881
Goldman Sachs International	Russell 2000 Index	Pay	5.43% (Federal Funds Rate + 0.10%)	At Maturity	06/26/24	772	1,640,472	22,924
BNP Paribas	Russell 2000 Index	Pay	5.53% (Federal Funds Rate + 0.20%)	At Maturity	06/26/24	148	315,484	7,376

							$3,268,403	$85,181

Russell 2000® 1.5x Strategy Fund SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted— See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
1	All or a portion of this security is on loan at March 31, 2024 — See Note 5.
2	Affiliated issuer.
3	All or a portion of this security is pledged as equity index swap collateral at March 31, 2024.
4	Rate indicated is the effective yield at the time of purchase.
5	All or a portion of this security is pledged as futures collateral at March 31, 2024.
6	Repurchase Agreements — See Note 4.
7	Securities lending collateral — See Note 5.
8	Rate indicated is the 7-day yield as of March 31, 2024.

plc — Public Limited Company

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices		Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs		Total
Common Stocks	$1,574,611		$—	*	$—		$1,574,611
Rights	—	*	—	*	—	*	—
Exchange-Traded Funds	795,252		—		—		795,252
Mutual Funds	619,074		—		—		619,074
U.S. Treasury Bills	—		151,564		—		151,564
Repurchase Agreements	—		269,254		—		269,254
Securities Lending Collateral	329,167		—		—		329,167
Equity Futures Contracts**	6,673		—		—		6,673
Equity Index Swap Agreements**	—		85,181		—		85,181
Total Assets	$3,324,777		$505,999		$—		$3,830,776

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended March 31, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/24	Shares 03/31/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$241,140	$–	$–	$–	$984	$242,124	9,842	$3,403
Guggenheim Ultra Short Duration Fund — Institutional Class	374,667	–	–	–	2,283	376,950	38,037	4,898
	$615,807	$–	$–	$–	$3,267	$619,074		$8,301

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
RIGHTS††† - 0.0%
Consumer, Non-cyclical - 0.0%
Tobira Therapeutics, Inc.*	7	$–
Total Rights
(Cost $–)		–

EXCHANGE-TRADED FUNDS† - 4.0%
Vanguard Russell 2000 ETF[1]	2,308	196,318
iShares Russell 2000 Index ETF	932	196,000
Total Exchange-Traded Funds
(Cost $408,357)		392,318

	Face Amount
U.S. TREASURY BILLS†† - 15.6%
U.S. Treasury Bills
5.25% due 04/23/24[2,3]	$750,000	747,584
5.29% due 04/23/24[3]	700,000	697,745
5.17% due 04/16/24[3,4]	78,000	77,829
Total U.S. Treasury Bills
(Cost $1,523,164)		1,523,158

FEDERAL AGENCY DISCOUNT NOTES†† - 14.6%
Federal Farm Credit Bank
5.24% due 04/02/24[3]	1,000,000	999,854
Federal Home Loan Bank
5.27% due 04/10/24[3]	430,000	429,434
Total Federal Agency Discount Notes
(Cost $1,429,288)		1,429,288

REPURCHASE AGREEMENTS††,5 - 62.5%
J.P. Morgan Securities LLC issued 03/28/24 at 5.31% due 04/01/24[2]	3,521,477	3,521,477
BofA Securities, Inc. issued 03/28/24 at 5.31% due 04/01/24[2]	1,354,414	1,354,414
Barclays Capital, Inc. issued 03/28/24 at 5.30% due 04/01/24[2]	1,227,660	1,227,660
Total Repurchase Agreements
(Cost $6,103,551)		6,103,551

	Shares
SECURITIES LENDING COLLATERAL†,6 - 1.6%
Money Market Fund
First American Government Obligations Fund - Class X, 5.23%[7]	153,273	153,273
Total Securities Lending Collateral
(Cost $153,273)		153,273
Total Investments - 98.3%
(Cost $9,617,633)		$9,601,588
Other Assets & Liabilities, net - 1.7%		164,820
Total Net Assets - 100.0%		$9,766,408

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
Russell 2000 Index Mini Futures Contracts	18	Jun 2024	$1,930,590	$53,503

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	Russell 2000 Index	Pay	5.78% (SOFR + 0.45%)	At Maturity	06/25/24	4,034	$8,571,150	$317,980
Goldman Sachs International	Russell 2000 Index	Pay	5.43% (Federal Funds Rate + 0.10%)	At Maturity	06/26/24	2,211	4,696,482	101,519
BNP Paribas	Russell 2000 Index	Pay	5.53% (Federal Funds Rate + 0.20%)	At Maturity	06/26/24	1,870	3,973,214	39,586
							$17,240,846	$459,085

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2024 — See Note 5.
[2]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2024.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at March 31, 2024.
[5]	Repurchase Agreements — See Note 4.
[6]	Securities lending collateral — See Note 5.
[7]	Rate indicated is the 7-day yield as of March 31, 2024.

plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Rights	$—	$—	$ — *	$—
Exchange-Traded Funds	392,318	—	—	392,318
U.S. Treasury Bills	—	1,523,158	—	1,523,158
Federal Agency Discount Notes	—	1,429,288	—	1,429,288
Repurchase Agreements	—	6,103,551	—	6,103,551
Securities Lending Collateral	153,273	—	—	153,273
Equity Futures Contracts**	53,503	—	—	53,503
Equity Index Swap Agreements**	—	459,085	—	459,085
Total Assets	$599,094	$9,515,082	$—	$10,114,176

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

S&P 500® 2x Strategy Fund SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
COMMON STOCKS† - 84.2%
Technology - 24.0%
Microsoft Corp.	4,508	$1,896,606
Apple, Inc.	8,806	1,510,053
NVIDIA Corp.	1,499	1,354,436
Broadcom, Inc.	267	353,885
Advanced Micro Devices, Inc.*	980	176,880
Salesforce, Inc.	587	176,793
Adobe, Inc.*	274	138,260
Accenture plc — Class A	380	131,712
Oracle Corp.	967	121,465
QUALCOMM, Inc.	677	114,616
Intel Corp.	2,565	113,296
Intuit, Inc.	170	110,500
International Business Machines Corp.	555	105,983
Applied Materials, Inc.	505	104,146
Texas Instruments, Inc.	552	96,164
ServiceNow, Inc.*	124	94,538
Micron Technology, Inc.	670	78,986
Lam Research Corp.	80	77,726
Analog Devices, Inc.	301	59,535
Fiserv, Inc.*	364	58,174
KLA Corp.	82	57,283
Synopsys, Inc.*	93	53,149
Cadence Design Systems, Inc.*	165	51,361
NXP Semiconductor N.V.	156	38,652
Roper Technologies, Inc.	65	36,455
Autodesk, Inc.*	130	33,855
Super Micro Computer, Inc.*	31	31,311
Microchip Technology, Inc.	328	29,425
MSCI, Inc. — Class A	48	26,902
Fidelity National Information Services, Inc.	359	26,631
Fortinet, Inc.*	387	26,436
Paychex, Inc.	194	23,823
Cognizant Technology Solutions Corp. — Class A	302	22,134
Monolithic Power Systems, Inc.	29	19,645
Electronic Arts, Inc.	148	19,635
ON Semiconductor Corp.*	259	19,049
Fair Isaac Corp.*	15	18,744
ANSYS, Inc.*	53	18,399
HP, Inc.	529	15,986
Broadridge Financial Solutions, Inc.	71	14,545
Take-Two Interactive Software, Inc.*	96	14,255
Hewlett Packard Enterprise Co.	789	13,989
PTC, Inc.*	73	13,793
Western Digital Corp.*	197	13,443
NetApp, Inc.	125	13,121
Tyler Technologies, Inc.*	26	11,050
Seagate Technology Holdings plc	118	10,980
Leidos Holdings, Inc.	83	10,880
Skyworks Solutions, Inc.	97	10,507
Teradyne, Inc.	93	10,493
Akamai Technologies, Inc.*	92	10,006
EPAM Systems, Inc.*	35	9,666
Zebra Technologies Corp. — Class A*	31	9,345
Jack Henry & Associates, Inc.	44	7,644
Qorvo, Inc.*	59	6,775
Dayforce, Inc.*	95	6,290
Paycom Software, Inc.	29	5,771
Total Technology		7,635,182
Consumer, Non-cyclical - 15.5%
Eli Lilly & Co.	484	376,533
UnitedHealth Group, Inc.	561	277,527
Procter & Gamble Co.	1,428	231,693
Johnson & Johnson	1,460	230,957
Merck & Company, Inc.	1,537	202,807
AbbVie, Inc.	1,071	195,029
PepsiCo, Inc.	834	145,958
Coca-Cola Co.	2,361	144,446
Thermo Fisher Scientific, Inc.	234	136,003
Abbott Laboratories	1,053	119,684
Danaher Corp.	399	99,638
Pfizer, Inc.	3,426	95,071
Amgen, Inc.	325	92,404
Philip Morris International, Inc.	942	86,306
Intuitive Surgical, Inc.*	214	85,405
S&P Global, Inc.	195	82,963
Elevance Health, Inc.	143	74,151
Stryker Corp.	205	73,363
Medtronic plc	807	70,330
Bristol-Myers Squibb Co.	1,234	66,920
Vertex Pharmaceuticals, Inc.*	156	65,210
Cigna Group	177	64,285
Automatic Data Processing, Inc.	249	62,185
Regeneron Pharmaceuticals, Inc.*	64	61,599
Boston Scientific Corp.*	889	60,888
CVS Health Corp.	763	60,857
Mondelez International, Inc. — Class A	817	57,190
Gilead Sciences, Inc.	756	55,377
Zoetis, Inc.	279	47,210
Altria Group, Inc.	1,070	46,673
Colgate-Palmolive Co.	500	45,025
PayPal Holdings, Inc.*	650	43,543
Becton Dickinson & Co.	175	43,304
McKesson Corp.	80	42,948
HCA Healthcare, Inc.	120	40,024
Moody's Corp.	95	37,338
Cintas Corp.	52	35,726
Edwards Lifesciences Corp.*	368	35,166
Dexcom, Inc.*	234	32,456
United Rentals, Inc.	41	29,566
IQVIA Holdings, Inc.*	111	28,071
IDEXX Laboratories, Inc.*	50	26,996
Constellation Brands, Inc. — Class A	98	26,633
Monster Beverage Corp.*	448	26,557
Kimberly-Clark Corp.	204	26,388
Agilent Technologies, Inc.	178	25,901
Humana, Inc.	74	25,657
Centene Corp.*	324	25,428
Corteva, Inc.	426	24,567
Sysco Corp.	302	24,516
Cencora, Inc. — Class A	100	24,299
General Mills, Inc.	345	24,140

S&P 500® 2x Strategy Fund SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
COMMON STOCKS† - 84.2% (continued)
Consumer, Non-cyclical - 15.5% (continued)
CoStar Group, Inc.*	248	$23,957
GE HealthCare Technologies, Inc.	257	23,364
Kroger Co.	402	22,966
Quanta Services, Inc.	88	22,862
Kenvue, Inc.	1,046	22,447
Gartner, Inc.*	47	22,403
Estee Lauder Companies, Inc. — Class A	141	21,735
Moderna, Inc.*	201	21,419
Global Payments, Inc.	158	21,118
Verisk Analytics, Inc. — Class A	88	20,744
Archer-Daniels-Midland Co.	324	20,351
Equifax, Inc.	75	20,064
Keurig Dr Pepper, Inc.	632	19,384
Biogen, Inc.*	88	18,975
Kraft Heinz Co.	484	17,860
West Pharmaceutical Services, Inc.	45	17,807
Hershey Co.	91	17,699
ResMed, Inc.	89	17,625
Zimmer Biomet Holdings, Inc.	127	16,761
Cardinal Health, Inc.	148	16,561
Church & Dwight Company, Inc.	149	15,542
Molina Healthcare, Inc.*	35	14,379
Align Technology, Inc.*	43	14,101
Corpay, Inc.*	44	13,576
STERIS plc	60	13,489
Illumina, Inc.*	96	13,183
Baxter International, Inc.	308	13,164
Waters Corp.*	36	12,392
Cooper Companies, Inc.*	121	12,277
McCormick & Company, Inc.	153	11,752
Clorox Co.	75	11,483
Laboratory Corporation of America Holdings	52	11,360
Hologic, Inc.*	142	11,070
Avery Dennison Corp.	49	10,939
Tyson Foods, Inc. — Class A	174	10,219
Lamb Weston Holdings, Inc.	88	9,375
Kellanova	160	9,166
Bunge Global S.A.	88	9,022
Quest Diagnostics, Inc.	67	8,918
Viatris, Inc.	728	8,692
Conagra Brands, Inc.	290	8,596
Charles River Laboratories International, Inc.*	31	8,399
J M Smucker Co.	64	8,056
Revvity, Inc.	75	7,875
Rollins, Inc.	170	7,866
Molson Coors Beverage Co. — Class B	112	7,532
Insulet Corp.*	42	7,199
Universal Health Services, Inc. — Class B	37	6,751
Bio-Techne Corp.	95	6,687
Teleflex, Inc.	29	6,559
Incyte Corp.*	113	6,438
Catalent, Inc.*	110	6,209
Hormel Foods Corp.	176	6,141
Henry Schein, Inc.*	79	5,966
Brown-Forman Corp. — Class B	110	5,678
Campbell Soup Co.	119	5,289
MarketAxess Holdings, Inc.	23	5,043
Robert Half, Inc.	63	4,995
DaVita, Inc.*	33	4,556
Bio-Rad Laboratories, Inc. — Class A*	13	4,496
Dentsply Sirona, Inc.	129	4,282
Total Consumer, Non-cyclical		4,937,725
Communications - 12.4%
Amazon.com, Inc.*	5,545	1,000,207
Meta Platforms, Inc. — Class A	1,335	648,249
Alphabet, Inc. — Class A*	3,575	539,575
Alphabet, Inc. — Class C*	2,993	455,714
Netflix, Inc.*	263	159,728
Walt Disney Co.	1,113	136,187
Cisco Systems, Inc.	2,465	123,028
Verizon Communications, Inc.	2,551	107,040
Comcast Corp. — Class A	2,404	104,213
Uber Technologies, Inc.*	1,248	96,084
AT&T, Inc.	4,338	76,349
Booking Holdings, Inc.	21	76,185
Palo Alto Networks, Inc.*	191	54,269
T-Mobile US, Inc.	317	51,741
Arista Networks, Inc.*	153	44,367
Airbnb, Inc. — Class A*	264	43,549
Motorola Solutions, Inc.	101	35,853
CDW Corp.	81	20,718
Charter Communications, Inc. — Class A*	60	17,438
eBay, Inc.	315	16,626
Corning, Inc.	466	15,359
Warner Bros Discovery, Inc.*	1,346	11,751
Omnicom Group, Inc.	120	11,611
Expedia Group, Inc.*	79	10,882
FactSet Research Systems, Inc.	23	10,451
VeriSign, Inc.*	53	10,044
Gen Digital, Inc.	340	7,616
Interpublic Group of Companies, Inc.	232	7,570
Juniper Networks, Inc.	195	7,227
F5, Inc.*	36	6,825
News Corp. — Class A	231	6,047
Match Group, Inc.*	165	5,986
Etsy, Inc.*	73	5,017
Fox Corp. — Class A	145	4,534
Paramount Global — Class B	293	3,449
Fox Corp. — Class B	80	2,290
News Corp. — Class B	70	1,894
Total Communications		3,935,673
Financial - 11.9%
Berkshire Hathaway, Inc. — Class B*	1,104	464,254
JPMorgan Chase & Co.	1,754	351,326
Visa, Inc. — Class A	960	267,917
Mastercard, Inc. — Class A	501	241,266
Bank of America Corp.	4,177	158,392
Wells Fargo & Co.	2,183	126,527
Goldman Sachs Group, Inc.	198	82,703
American Express Co.	347	79,008
Progressive Corp.	355	73,421

S&P 500® 2x Strategy Fund SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
COMMON STOCKS† - 84.2% (continued)
Financial - 11.9% (continued)
Prologis, Inc. REIT	561	$73,053
Citigroup, Inc.	1,155	73,042
Morgan Stanley	760	71,562
BlackRock, Inc. — Class A	85	70,864
Charles Schwab Corp.	903	65,323
Chubb Ltd.	246	63,746
Marsh & McLennan Companies, Inc.	298	61,382
Blackstone, Inc. — Class A	436	57,277
American Tower Corp. — Class A REIT	283	55,918
Intercontinental Exchange, Inc.	347	47,688
Equinix, Inc. REIT	57	47,044
CME Group, Inc. — Class A	218	46,933
U.S. Bancorp	945	42,241
Aon plc — Class A	121	40,380
PNC Financial Services Group, Inc.	241	38,946
Capital One Financial Corp.	231	34,394
American International Group, Inc.	426	33,301
Arthur J Gallagher & Co.	132	33,005
Travelers Companies, Inc.	138	31,759
Truist Financial Corp.	809	31,535
Welltower, Inc. REIT	336	31,396
Simon Property Group, Inc. REIT	198	30,985
Public Storage REIT	96	27,846
Crown Castle, Inc. REIT	263	27,833
MetLife, Inc.	372	27,569
Allstate Corp.	159	27,509
Aflac, Inc.	319	27,390
Realty Income Corp. REIT	505	27,321
Ameriprise Financial, Inc.	61	26,745
Bank of New York Mellon Corp.	461	26,563
Digital Realty Trust, Inc. REIT	184	26,503
Prudential Financial, Inc.	219	25,711
Arch Capital Group Ltd.*	225	20,799
Discover Financial Services	152	19,926
Extra Space Storage, Inc. REIT	128	18,816
VICI Properties, Inc. REIT	628	18,708
Hartford Financial Services Group, Inc.	181	18,652
CBRE Group, Inc. — Class A*	180	17,503
Willis Towers Watson plc	62	17,050
T. Rowe Price Group, Inc.	136	16,581
AvalonBay Communities, Inc. REIT	86	15,958
Weyerhaeuser Co. REIT	443	15,908
Fifth Third Bancorp	413	15,368
M&T Bank Corp.	101	14,689
Raymond James Financial, Inc.	114	14,640
Nasdaq, Inc.	231	14,576
Iron Mountain, Inc. REIT	177	14,197
State Street Corp.	183	14,150
SBA Communications Corp. REIT	65	14,086
Equity Residential REIT	209	13,190
Brown & Brown, Inc.	143	12,518
Invitation Homes, Inc. REIT	349	12,428
Alexandria Real Estate Equities, Inc. REIT	96	12,375
Huntington Bancshares, Inc.	879	12,262
Regions Financial Corp.	561	11,803
Cincinnati Financial Corp.	95	11,796
Cboe Global Markets, Inc.	64	11,759
Principal Financial Group, Inc.	133	11,479
Northern Trust Corp.	124	11,026
W R Berkley Corp.	123	10,878
Synchrony Financial	247	10,651
Ventas, Inc. REIT	244	10,624
Everest Group Ltd.	26	10,335
Citizens Financial Group, Inc.	283	10,270
Essex Property Trust, Inc. REIT	39	9,548
Mid-America Apartment Communities, Inc. REIT	71	9,342
KeyCorp	568	8,980
Host Hotels & Resorts, Inc. REIT	428	8,851
Loews Corp.	111	8,690
Healthpeak Properties, Inc. REIT	429	8,044
Kimco Realty Corp. REIT	404	7,923
UDR, Inc. REIT	184	6,883
Camden Property Trust REIT	65	6,396
Regency Centers Corp. REIT	100	6,056
Globe Life, Inc.	52	6,051
Assurant, Inc.	32	6,024
Boston Properties, Inc. REIT	88	5,747
Franklin Resources, Inc.	182	5,116
Federal Realty Investment Trust REIT	45	4,595
Invesco Ltd.	273	4,529
Comerica, Inc.	80	4,399
Total Financial		3,769,753
Consumer, Cyclical - 7.1%
Tesla, Inc.*	1,681	295,503
Home Depot, Inc.	604	231,694
Costco Wholesale Corp.	269	197,077
Walmart, Inc.	2,597	156,261
McDonald's Corp.	440	124,058
Lowe's Companies, Inc.	349	88,901
TJX Companies, Inc.	691	70,081
NIKE, Inc. — Class B	738	69,357
Starbucks Corp.	687	62,785
Target Corp.	280	49,619
Chipotle Mexican Grill, Inc. — Class A*	17	49,415
O'Reilly Automotive, Inc.*	36	40,640
PACCAR, Inc.	317	39,273
Marriott International, Inc. — Class A	150	37,847
Hilton Worldwide Holdings, Inc.	153	32,636
General Motors Co.	700	31,745
AutoZone, Inc.*	10	31,516
Ford Motor Co.	2,368	31,447
Copart, Inc.*	530	30,698
Ross Stores, Inc.	204	29,939
DR Horton, Inc.	181	29,784
WW Grainger, Inc.	27	27,467
Lululemon Athletica, Inc.*	70	27,346
Fastenal Co.	347	26,768
Lennar Corp. — Class A	150	25,797
Cummins, Inc.	83	24,456
Yum! Brands, Inc.	170	23,571

S&P 500® 2x Strategy Fund SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
COMMON STOCKS† - 84.2% (continued)
Consumer, Cyclical - 7.1% (continued)
Dollar General Corp.	133	$20,756
Royal Caribbean Cruises Ltd.*	143	19,878
Delta Air Lines, Inc.	388	18,573
Tractor Supply Co.	66	17,274
Dollar Tree, Inc.*	126	16,777
NVR, Inc.*	2	16,200
PulteGroup, Inc.	129	15,560
Ulta Beauty, Inc.*	29	15,164
Deckers Outdoor Corp.*	16	15,060
Aptiv plc*	169	13,461
Genuine Parts Co.	85	13,169
Darden Restaurants, Inc.	72	12,035
Las Vegas Sands Corp.	224	11,581
Southwest Airlines Co.	362	10,567
Domino's Pizza, Inc.	21	10,434
Carnival Corp.*	611	9,984
United Airlines Holdings, Inc.*	199	9,528
Best Buy Company, Inc.	116	9,515
Walgreens Boots Alliance, Inc.	434	9,413
Pool Corp.	23	9,280
Live Nation Entertainment, Inc.*	86	9,096
LKQ Corp.	162	8,652
CarMax, Inc.*	96	8,363
MGM Resorts International*	166	7,837
Bath & Body Works, Inc.	137	6,853
Tapestry, Inc.	139	6,600
American Airlines Group, Inc.*	397	6,094
Wynn Resorts Ltd.	58	5,929
Caesars Entertainment, Inc.*	131	5,730
Norwegian Cruise Line Holdings Ltd.*	258	5,400
BorgWarner, Inc.	139	4,829
Ralph Lauren Corp. — Class A	24	4,506
Hasbro, Inc.	79	4,465
VF Corp.	201	3,084
Total Consumer, Cyclical		2,247,328
Industrial - 6.4%
General Electric Co.	660	115,850
Caterpillar, Inc.	309	113,227
Union Pacific Corp.	370	90,994
Honeywell International, Inc.	400	82,100
RTX Corp.	805	78,512
Eaton Corporation plc	242	75,669
Boeing Co.*	348	67,160
United Parcel Service, Inc. — Class B	439	65,249
Deere & Co.	158	64,897
Lockheed Martin Corp.	130	59,133
Waste Management, Inc.	222	47,319
CSX Corp.	1,199	44,447
Illinois Tool Works, Inc.	165	44,274
Parker-Hannifin Corp.	78	43,352
Amphenol Corp. — Class A	364	41,987
TransDigm Group, Inc.	34	41,874
Trane Technologies plc	138	41,428
Northrop Grumman Corp.	86	41,165
FedEx Corp.	139	40,274
Emerson Electric Co.	347	39,357
General Dynamics Corp.	138	38,984
3M Co.	335	35,533
Norfolk Southern Corp.	137	34,917
Carrier Global Corp.	507	29,472
TE Connectivity Ltd.	187	27,160
Johnson Controls International plc	413	26,977
AMETEK, Inc.	140	25,606
L3Harris Technologies, Inc.	115	24,506
Otis Worldwide Corp.	246	24,420
Republic Services, Inc. — Class A	124	23,739
Old Dominion Freight Line, Inc.	108	23,686
Ingersoll Rand, Inc.	246	23,358
Martin Marietta Materials, Inc.	37	22,716
Vulcan Materials Co.	81	22,107
Rockwell Automation, Inc.	70	20,393
Xylem, Inc.	146	18,869
Fortive Corp.	213	18,322
Mettler-Toledo International, Inc.*	13	17,307
Keysight Technologies, Inc.*	106	16,576
Howmet Aerospace, Inc.	237	16,218
Westinghouse Air Brake Technologies Corp.	109	15,879
Builders FirstSource, Inc.*	75	15,641
Dover Corp.	85	15,061
Garmin Ltd.	93	13,845
Hubbell, Inc.	33	13,697
Axon Enterprise, Inc.*	43	13,454
Ball Corp.	191	12,866
Teledyne Technologies, Inc.*	29	12,450
Veralto Corp.	134	11,879
Jacobs Solutions, Inc.	76	11,683
Textron, Inc.	119	11,416
IDEX Corp.	46	11,225
Expeditors International of Washington, Inc.	88	10,698
Masco Corp.	133	10,491
Jabil, Inc.	77	10,314
Packaging Corporation of America	54	10,248
J.B. Hunt Transport Services, Inc.	49	9,763
Trimble, Inc.*	151	9,718
Snap-on, Inc.	32	9,479
Stanley Black & Decker, Inc.	93	9,108
Nordson Corp.	33	9,060
Pentair plc	100	8,544
Amcor plc	877	8,340
Westrock Co.	156	7,714
Allegion plc	53	7,140
Huntington Ingalls Industries, Inc.	24	6,995
A O Smith Corp.	75	6,710
CH Robinson Worldwide, Inc.	71	5,406
Generac Holdings, Inc.*	37	4,667
Mohawk Industries, Inc.*	32	4,188
Total Industrial		2,036,813
Energy - 3.4%
Exxon Mobil Corp.	2,409	280,022
Chevron Corp.	1,052	165,942
ConocoPhillips	715	91,005
Schlumberger N.V.	866	47,465

S&P 500® 2x Strategy Fund SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
COMMON STOCKS† - 84.2% (continued)
Energy - 3.4% (continued)
EOG Resources, Inc.	354	$45,255
Marathon Petroleum Corp.	223	44,935
Phillips 66	261	42,632
Pioneer Natural Resources Co.	142	37,275
Valero Energy Corp.	207	35,333
Williams Companies, Inc.	738	28,760
ONEOK, Inc.	353	28,300
Occidental Petroleum Corp.	399	25,931
Hess Corp.	167	25,491
Diamondback Energy, Inc.	109	21,601
Kinder Morgan, Inc.	1,173	21,513
Halliburton Co.	540	21,287
Baker Hughes Co.	607	20,335
Devon Energy Corp.	389	19,520
Targa Resources Corp.	135	15,118
Coterra Energy, Inc. — Class A	456	12,713
First Solar, Inc.*	65	10,972
Marathon Oil Corp.	355	10,061
Enphase Energy, Inc.*	82	9,920
Equities Corp.	250	9,268
APA Corp.	219	7,529
Total Energy		1,078,183
Utilities - 1.9%
NextEra Energy, Inc.	1,245	79,568
Southern Co.	662	47,492
Duke Energy Corp.	468	45,260
Constellation Energy Corp.	194	35,861
American Electric Power Company, Inc.	319	27,466
Sempra	382	27,439
Dominion Energy, Inc.	508	24,988
Exelon Corp.	604	22,692
PG&E Corp.	1,294	21,687
Public Service Enterprise Group, Inc.	302	20,168
Consolidated Edison, Inc.	209	18,979
Xcel Energy, Inc.	335	18,006
Edison International	233	16,480
WEC Energy Group, Inc.	191	15,685
American Water Works Company, Inc.	118	14,421
DTE Energy Co.	125	14,017
Entergy Corp.	128	13,527
Eversource Energy	212	12,671
PPL Corp.	447	12,306
FirstEnergy Corp.	313	12,088
Ameren Corp.	160	11,834
Atmos Energy Corp.	92	10,936
CenterPoint Energy, Inc.	383	10,912
CMS Energy Corp.	179	10,801
NRG Energy, Inc.	137	9,274
Alliant Energy Corp.	155	7,812
Evergy, Inc.	139	7,420
AES Corp.	406	7,280
NiSource, Inc.	251	6,943
Pinnacle West Capital Corp.	69	5,156
Total Utilities		589,169
Basic Materials - 1.6%
Linde plc	294	136,510
Sherwin-Williams Co.	143	49,668
Freeport-McMoRan, Inc.	870	40,908
Ecolab, Inc.	154	35,559
Air Products and Chemicals, Inc.	135	32,706
Nucor Corp.	149	29,487
Newmont Corp.	699	25,052
Dow, Inc.	426	24,678
PPG Industries, Inc.	143	20,721
DuPont de Nemours, Inc.	261	20,011
LyondellBasell Industries N.V. — Class A	155	15,853
Steel Dynamics, Inc.	92	13,637
International Flavors & Fragrances, Inc.	155	13,328
Celanese Corp. — Class A	61	10,484
CF Industries Holdings, Inc.	116	9,652
Albemarle Corp.	71	9,354
International Paper Co.	210	8,194
Eastman Chemical Co.	71	7,116
Mosaic Co.	198	6,427
FMC Corp.	76	4,841
Total Basic Materials		514,186
Total Common Stocks
(Cost $18,948,292)		26,744,012

	Face Amount
U.S. TREASURY BILLS†† - 7.1%
U.S. Treasury Bills
5.25% due 04/23/24[1,2]	$1,400,000	1,395,491
5.26% due 04/23/24[1,2]	500,000	498,390
5.27% due 04/23/24[1,2]	250,000	249,195
5.17% due 04/16/24[2,3]	106,000	105,767
Total U.S. Treasury Bills
(Cost $2,248,862)		2,248,843

REPURCHASE AGREEMENTS††,4 - 8.6%
J.P. Morgan Securities LLC issued 03/28/24 at 5.31% due 04/01/24[1]	1,579,039	1,579,039
BofA Securities, Inc. issued 03/28/24 at 5.31% due 04/01/24[1]	607,323	607,323
Barclays Capital, Inc. issued 03/28/24 at 5.30% due 04/01/24[1]	550,485	550,485
Total Repurchase Agreements
(Cost $2,736,847)		2,736,847
Total Investments - 99.9%
(Cost $23,934,001)		$31,729,702
Other Assets & Liabilities, net - 0.1%		27,059
Total Net Assets - 100.0%		$31,756,761

S&P 500® 2x Strategy Fund SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	24	Jun 2024	$6,366,600	$143,888

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	S&P 500 Index	Pay	5.93% (SOFR + 0.60%)	At Maturity	06/25/24	4,182	$21,972,415	$269,671
BNP Paribas	S&P 500 Index	Pay	5.93% (Federal Funds Rate + 0.60%)	At Maturity	06/26/24	851	4,472,292	25,304
Goldman Sachs International	S&P 500 Index	Pay	5.83% (Federal Funds Rate + 0.50%)	At Maturity	06/26/24	765	4,019,847	22,747

							$30,464,554	$317,722

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	All or a portion of this security is pledged as equity index swap collateral at March 31, 2024.
2	Rate indicated is the effective yield at the time of purchase.
3	All or a portion of this security is pledged as futures collateral at March 31, 2024.
4	Repurchase Agreements — See Note 4.

plc — Public Limited Company

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$26,744,012	$—	$—	$26,744,012
U.S. Treasury Bills	—	2,248,843	—	2,248,843
Repurchase Agreements	—	2,736,847	—	2,736,847
Equity Futures Contracts**	143,888	—	—	143,888
Equity Index Swap Agreements**	—	317,722	—	317,722
Total Assets	$26,887,900	$5,303,412	$—	$32,191,312

**	This derivative is reported as unrealized appreciation/depreciation at period end.

S&P 500® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
COMMON STOCKS† - 99.7%
Technology - 32.6%
NVIDIA Corp.	1,298	$1,172,821
Super Micro Computer, Inc.*	784	791,863
Advanced Micro Devices, Inc.*	3,958	714,379
Monolithic Power Systems, Inc.	1,048	709,936
KLA Corp.	965	674,120
Applied Materials, Inc.	2,655	547,541
ServiceNow, Inc.*	709	540,542
Lam Research Corp.	486	472,183
Intuit, Inc.	711	462,150
Broadcom, Inc.	328	434,735
Cadence Design Systems, Inc.*	1,340	417,115
Fortinet, Inc.*	5,634	384,859
Salesforce, Inc.	1,224	368,644
Microsoft Corp.	875	368,130
Oracle Corp.	2,822	354,471
Synopsys, Inc.*	584	333,756
Adobe, Inc.*	595	300,237
Fair Isaac Corp.*	228	284,911
Tyler Technologies, Inc.*	654	277,957
Apple, Inc.	1,141	195,659
Total Technology		9,806,009
Consumer, Cyclical - 25.7%
Royal Caribbean Cruises Ltd.*	5,658	786,519
PulteGroup, Inc.	5,601	675,593
Live Nation Entertainment, Inc.*	6,051	640,014
Marriott International, Inc. — Class A	2,459	620,430
DR Horton, Inc.	3,718	611,797
Deckers Outdoor Corp.*	633	595,817
Hilton Worldwide Holdings, Inc.	2,677	571,031
Copart, Inc.*	8,916	516,415
Chipotle Mexican Grill, Inc. — Class A*	173	502,871
Norwegian Cruise Line Holdings Ltd.*	20,327	425,444
NVR, Inc.*	47	380,698
Wynn Resorts Ltd.	3,655	373,651
Lululemon Athletica, Inc.*	944	368,774
Tesla, Inc.*	2,040	358,611
Ross Stores, Inc.	2,208	324,046
Total Consumer, Cyclical		7,751,711
Communications - 17.1%
Arista Networks, Inc.*	2,776	804,985
Uber Technologies, Inc.*	10,323	794,768
Booking Holdings, Inc.	190	689,297
Meta Platforms, Inc. — Class A	1,360	660,389
Palo Alto Networks, Inc.*	1,722	489,272
Expedia Group, Inc.*	3,082	424,545
Amazon.com, Inc.*	2,307	416,137
Netflix, Inc.*	570	346,178
Alphabet, Inc. — Class A*	1,827	275,749
Alphabet, Inc. — Class C*	1,539	234,328
Total Communications		5,135,648
Industrial - 7.6%
Builders FirstSource, Inc.*	3,655	762,250
Axon Enterprise, Inc.*	1,452	454,302
Fortive Corp.	5,060	435,261
Old Dominion Freight Line, Inc.	1,574	345,194
TransDigm Group, Inc.	235	289,426
Total Industrial		2,286,433
Energy - 6.6%
Targa Resources Corp.	5,503	616,281
Diamondback Energy, Inc.	2,749	544,769
APA Corp.	13,225	454,676
Hess Corp.	2,407	367,404
Total Energy		1,983,130
Consumer, Non-cyclical - 6.2%
United Rentals, Inc.	790	569,677
Corpay, Inc.*	1,166	359,757
Eli Lilly & Co.	449	349,304
West Pharmaceutical Services, Inc.	829	328,044
Gartner, Inc.*	528	251,682
Total Consumer, Non-cyclical		1,858,464
Basic Materials - 2.2%
Celanese Corp. — Class A	3,832	658,568
	–
Financial - 1.7%
Arch Capital Group Ltd.*	5,671	524,227
*	–
Total Common Stocks
(Cost $24,483,744)		30,004,190

S&P 500® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 0.6%
J.P. Morgan Securities LLC issued 03/28/24 at 5.31% due 04/01/24	$100,232	$100,232
BofA Securities, Inc. issued 03/28/24 at 5.31% due 04/01/24	38,551	38,551
Barclays Capital, Inc. issued 03/28/24 at 5.30% due 04/01/24	34,943	34,943
Total Repurchase Agreements
(Cost $173,726)		173,726
Total Investments - 100.3%
(Cost $24,657,470)		$30,177,916
Other Assets & Liabilities, net - (0.3)%		(86,144)
Total Net Assets - 100.0%		$30,091,772

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

S&P 500® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

The following table summarizes the inputs used to value the Fund's investments at March 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$30,004,190	$—	$—	$30,004,190
Repurchase Agreements	—	173,726	—	173,726
Total Assets	$30,004,190	$173,726	$—	$30,177,916

S&P 500® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
COMMON STOCKS† - 99.5%
Financial - 30.7%
Berkshire Hathaway, Inc. — Class B*	1,904	$800,670
Citigroup, Inc.	7,642	483,280
Invesco Ltd.	24,675	409,358
Citizens Financial Group, Inc.	10,927	396,541
Capital One Financial Corp.	1,968	293,016
Truist Financial Corp.	7,095	276,563
Synchrony Financial	5,496	236,988
Prudential Financial, Inc.	1,990	233,626
Loews Corp.	2,968	232,365
American International Group, Inc.	2,905	227,084
Wells Fargo & Co.	3,795	219,958
Bank of America Corp.	5,737	217,547
M&T Bank Corp.	1,478	214,960
Huntington Bancshares, Inc.	13,631	190,153
Franklin Resources, Inc.	6,703	188,421
Bank of New York Mellon Corp.	3,239	186,631
KeyCorp	11,736	185,546
Regions Financial Corp.	8,663	182,270
State Street Corp.	2,278	176,135
Hartford Financial Services Group, Inc.	1,520	156,636
MetLife, Inc.	1,994	147,775
Comerica, Inc.	2,635	144,899
Goldman Sachs Group, Inc.	342	142,850
Assurant, Inc.	742	139,674
Fifth Third Bancorp	3,484	129,640
PNC Financial Services Group, Inc.	794	128,310
Everest Group Ltd.	317	126,007
Cincinnati Financial Corp.	986	122,432
Allstate Corp.	704	121,799
Alexandria Real Estate Equities, Inc. REIT	943	121,562
Principal Financial Group, Inc.	1,376	118,763
Travelers Companies, Inc.	516	118,752
U.S. Bancorp	2,653	118,589
Total Financial		7,188,800
Consumer, Non-cyclical - 24.7%
Viatris, Inc.	43,659	521,289
CVS Health Corp.	6,319	504,003
Tyson Foods, Inc. — Class A	8,343	489,984
Kroger Co.	7,702	440,015
Bunge Global S.A.	4,095	419,820
Centene Corp.*	5,308	416,572
Cigna Group	936	339,946
Cencora, Inc. — Class A	1,336	324,635
McKesson Corp.	591	317,278
Cardinal Health, Inc.	2,456	274,826
Universal Health Services, Inc. — Class B	1,334	243,401
Archer-Daniels-Midland Co.	3,847	241,630
Kraft Heinz Co.	6,003	221,511
Molson Coors Beverage Co. — Class B	3,159	212,443
Conagra Brands, Inc.	4,208	124,725
Sysco Corp.	1,527	123,962
Corteva, Inc.	2,119	122,203
Elevance Health, Inc.	233	120,820
Bio-Rad Laboratories, Inc. — Class A*	341	117,941
Henry Schein, Inc.*	1,552	117,207
Humana, Inc.	215	74,545
Total Consumer, Non-cyclical		5,768,756
Consumer, Cyclical - 18.9%
General Motors Co.	20,394	924,868
Ford Motor Co.	48,957	650,149
United Airlines Holdings, Inc.*	10,556	505,421
Walgreens Boots Alliance, Inc.	21,859	474,122
CarMax, Inc.*	4,637	403,929
American Airlines Group, Inc.*	21,012	322,534
BorgWarner, Inc.	8,416	292,372
Best Buy Company, Inc.	3,085	253,062
Southwest Airlines Co.	7,914	231,010
Target Corp.	824	146,021
LKQ Corp.	2,294	122,522
VF Corp.	6,037	92,608
Total Consumer, Cyclical		4,418,618
Communications - 5.7%
Paramount Global — Class B	38,938	458,300
Warner Bros Discovery, Inc.*	35,309	308,248
AT&T, Inc.	9,556	168,186
Verizon Communications, Inc.	3,218	135,027
Fox Corp. — Class A	3,113	97,343
News Corp. — Class A	3,443	90,138
Fox Corp. — Class B	1,665	47,652
News Corp. — Class B	1,033	27,953
Total Communications		1,332,847
Energy - 5.4%
Valero Energy Corp.	3,004	512,753
Phillips 66	2,566	419,130
Equities Corp.	3,340	123,814
Chevron Corp.	677	106,790
Kinder Morgan, Inc.	5,701	104,556
Total Energy		1,267,043
Industrial - 5.2%
Mohawk Industries, Inc.*	3,969	519,503
Westrock Co.	6,992	345,754
Stanley Black & Decker, Inc.	1,445	141,509
FedEx Corp.	424	122,850
CH Robinson Worldwide, Inc.	1,188	90,454
Total Industrial		1,220,070
Basic Materials - 4.8%
International Paper Co.	6,216	242,549
Mosaic Co.	7,039	228,486
International Flavors & Fragrances, Inc.	1,724	148,247
Dow, Inc.	2,431	140,828
Eastman Chemical Co.	1,213	121,567
LyondellBasell Industries N.V. — Class A	1,183	120,997
Albemarle Corp.	890	117,248
Total Basic Materials		1,119,922
Utilities - 2.5%
NRG Energy, Inc.	3,641	246,459
Evergy, Inc.	2,218	118,397
Pinnacle West Capital Corp.	1,462	109,255
Eversource Energy	1,818	108,662
Total Utilities		582,773

S&P 500® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Technology - 1.6%
Hewlett Packard Enterprise Co.	16,007	$283,804
HP, Inc.	3,312	100,089
Total Technology		383,893
Total Common Stocks
(Cost $18,430,325)		23,282,722

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.6%
J.P. Morgan Securities LLC issued 03/28/24 at 5.31% due 04/01/24	$79,901	79,901
BofA Securities, Inc. issued 03/28/24 at 5.31% due 04/01/24	30,731	30,731
Barclays Capital, Inc. issued 03/28/24 at 5.30% due 04/01/24	27,855	27,855
Total Repurchase Agreements
(Cost $138,487)		138,487
Total Investments - 100.1%
(Cost $18,568,812)		$23,421,209
Other Assets & Liabilities, net - (0.1)%		(31,058)
Total Net Assets - 100.0%		$23,390,151

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$23,282,722	$—	$—	$23,282,722
Repurchase Agreements	—	138,487	—	138,487
Total Assets	$23,282,722	$138,487	$—	$23,421,209

S&P MidCap 400® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
COMMON STOCKS† - 99.9%
Industrial - 25.2%
TopBuild Corp.*	1,020	$449,545
Comfort Systems USA, Inc.	1,331	422,872
EMCOR Group, Inc.	897	314,129
Simpson Manufacturing Company, Inc.	1,487	305,103
Owens Corning	1,819	303,409
Eagle Materials, Inc.	1,107	300,827
Saia, Inc.*	478	279,630
Clean Harbors, Inc.*	1,359	273,580
nVent Electric plc	3,322	250,479
UFP Industries, Inc.	1,786	219,696
Chart Industries, Inc.*	1,331	219,242
Trex Company, Inc.*	2,152	214,662
Esab Corp.	1,874	207,208
Lennox International, Inc.	413	201,858
Lincoln Electric Holdings, Inc.	789	201,542
Applied Industrial Technologies, Inc.	891	176,017
Advanced Drainage Systems, Inc.	1,021	175,857
Universal Display Corp.	1,028	173,167
Vontier Corp.	3,728	169,102
RBC Bearings, Inc.*	562	151,937
Crane Co.	1,090	147,292
Total Industrial		5,157,154
Consumer, Cyclical - 20.1%
Toll Brothers, Inc.	3,020	390,697
Wingstop, Inc.	1,022	374,461
Hyatt Hotels Corp. — Class A	2,256	360,103
Murphy USA, Inc.	748	313,562
Williams-Sonoma, Inc.	794	252,119
Floor & Decor Holdings, Inc. — Class A*	1,927	249,778
Crocs, Inc.*	1,669	240,002
Churchill Downs, Inc.	1,861	230,298
Tempur Sealy International, Inc.	3,885	220,746
Texas Roadhouse, Inc. — Class A	1,428	220,583
Skechers USA, Inc. — Class A*	3,214	196,890
Casey's General Stores, Inc.	598	190,433
Watsco, Inc.	368	158,965
Light & Wonder, Inc. — Class A*	1,555	158,750
FirstCash Holdings, Inc.	1,199	152,920
Five Below, Inc.*	843	152,903
Planet Fitness, Inc. — Class A*	2,095	131,210
Boyd Gaming Corp.	1,726	116,194
Total Consumer, Cyclical		4,110,614
Consumer, Non-cyclical - 17.8%
Celsius Holdings, Inc.*	6,559	543,872
elf Beauty, Inc.*	2,443	478,901
Medpace Holdings, Inc.*	981	396,471
Valvoline, Inc.*	5,881	262,116
Lantheus Holdings, Inc.*	3,650	227,176
Exelixis, Inc.*	7,721	183,219
Grand Canyon Education, Inc.*	1,316	179,252
Progyny, Inc.*	4,611	175,910
Arrowhead Pharmaceuticals, Inc.*	5,972	170,799
Coca-Cola Consolidated, Inc.	187	158,279
Acadia Healthcare Company, Inc.*	1,978	156,697
Penumbra, Inc.*	598	133,462
Brink's Co.	1,421	131,272
Coty, Inc. — Class A*	10,212	122,136
Avis Budget Group, Inc.	958	117,317
Halozyme Therapeutics, Inc.*	2,563	104,263
FTI Consulting, Inc.*	487	102,411
Total Consumer, Non-cyclical		3,643,553
Energy - 16.8%
Southwestern Energy Co.*	65,812	498,855
CNX Resources Corp.*	20,478	485,738
Permian Resources Corp.	24,200	427,372
Weatherford International plc*	3,657	422,091
Valaris Ltd.*	4,065	305,932
Ovintiv, Inc.	5,546	287,837
Chord Energy Corp.	1,574	280,550
Range Resources Corp.	8,015	275,956
Civitas Resources, Inc.	3,237	245,721
Matador Resources Co.	3,097	206,787
Total Energy		3,436,839
Technology - 9.1%
Appfolio, Inc. — Class A*	1,543	380,720
Rambus, Inc.*	4,637	286,613
Onto Innovation, Inc.*	1,490	269,809
Dynatrace, Inc.*	5,287	245,528
Manhattan Associates, Inc.*	832	208,191
Qualys, Inc.*	1,115	186,060
Pure Storage, Inc. — Class A*	3,511	182,537
Dropbox, Inc. — Class A*	4,686	113,870
Total Technology		1,873,328
Financial - 4.4%
Kinsale Capital Group, Inc.	742	389,357
Park Hotels & Resorts, Inc. REIT	18,062	315,905
Primerica, Inc.	768	194,273
Total Financial		899,535
Basic Materials - 3.6%
Reliance, Inc.	869	290,403
NewMarket Corp.	368	233,540
Westlake Corp.	1,409	215,295
Total Basic Materials		739,238
Utilities - 2.3%
Vistra Corp.	6,663	464,078
	–
Communications - 0.6%
GoDaddy, Inc. — Class A*	1,063	126,157
*	–
Total Common Stocks
(Cost $17,456,756)		20,450,496

S&P MidCap 400® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 0.6%
J.P. Morgan Securities LLC issued 03/28/24 at 5.31% due 04/01/24	$71,991	$71,991
BofA Securities, Inc. issued 03/28/24 at 5.31% due 04/01/24	27,689	27,689

Barclays Capital, Inc. issued 03/28/24 at 5.30% due 04/01/24	25,098	25,098
Total Repurchase Agreements
(Cost $124,778)		124,778
Total Investments - 100.5%
(Cost $17,581,534)		$20,575,274
Other Assets & Liabilities, net - (0.5)%		(94,452)
Total Net Assets - 100.0%		$20,480,822

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$20,450,496	$—	$—	$20,450,496
Repurchase Agreements	—	124,778	—	124,778
Total Assets	$20,450,496	$124,778	$—	$20,575,274

S&P MidCap 400® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
COMMON STOCKS† - 99.6%
Consumer, Cyclical - 27.8%
Macy's, Inc.	13,018	$260,230
Lithia Motors, Inc. — Class A	698	210,000
Goodyear Tire & Rubber Co.*	14,926	204,934
Adient plc*	5,296	174,344
AutoNation, Inc.*	1,047	173,362
Nordstrom, Inc.	8,407	170,410
Taylor Morrison Home Corp. — Class A*	2,415	150,141
WESCO International, Inc.	822	140,792
PVH Corp.	968	136,111
Lear Corp.	908	131,551
Aramark	3,736	121,495
Whirlpool Corp.	985	117,835
Penske Automotive Group, Inc.	693	112,259
Thor Industries, Inc.	906	106,310
Harley-Davidson, Inc.	2,334	102,089
Marriott Vacations Worldwide Corp.	837	90,170
Gap, Inc.	2,951	81,300
Penn Entertainment, Inc.*	3,957	72,057
BJ's Wholesale Club Holdings, Inc.*	710	53,712
Leggett & Platt, Inc.	1,765	33,800
Under Armour, Inc. — Class C*	4,506	32,173
Under Armour, Inc. — Class A*	4,356	32,147
Total Consumer, Cyclical		2,707,222
Financial - 20.5%
Jones Lang LaSalle, Inc.*	844	164,656
Unum Group	2,731	146,545
Ally Financial, Inc.	3,345	135,773
Kemper Corp.	1,840	113,933
Associated Banc-Corp.	5,154	110,863
Reinsurance Group of America, Inc. — Class A	538	103,769
Jefferies Financial Group, Inc.	2,259	99,622
Cousins Properties, Inc. REIT	3,882	93,323
FNB Corp.	6,549	92,341
Kilroy Realty Corp. REIT	2,460	89,618
Zions Bancorp North America	1,936	84,022
First Horizon Corp.	4,961	76,399
Valley National Bancorp	9,408	74,888
Old National Bancorp	3,962	68,978
Janus Henderson Group plc	1,957	64,366
Prosperity Bancshares, Inc.	977	64,267
Texas Capital Bancshares, Inc.*	999	61,489
Independence Realty Trust, Inc. REIT	3,543	57,149
Webster Financial Corp.	1,099	55,796
CNO Financial Group, Inc.	1,837	50,481
Old Republic International Corp.	1,626	49,951
Healthcare Realty Trust, Inc. REIT	3,483	49,284
First American Financial Corp.	778	47,497
New York Community Bancorp, Inc.[1]	11,338	36,509
Total Financial		1,991,519
Industrial - 16.7%
Avnet, Inc.	4,771	236,546
TD SYNNEX Corp.	2,016	228,010
Arrow Electronics, Inc.*	1,615	209,078
MasTec, Inc.*	1,842	171,767
MDU Resources Group, Inc.	4,906	123,631
Ryder System, Inc.	1,022	122,834
Fluor Corp.*	2,187	92,466
Greif, Inc. — Class A	980	67,669
Coherent Corp.*	1,106	67,046
Oshkosh Corp.	505	62,979
AGCO Corp.	469	57,696
Vishay Intertechnology, Inc.	2,149	48,739
Werner Enterprises, Inc.	1,220	47,726
Knight-Swift Transportation Holdings, Inc.	830	45,667
Berry Global Group, Inc.	711	43,001
Total Industrial		1,624,855
Consumer, Non-cyclical - 15.1%
Hertz Global Holdings, Inc.*,1	24,187	189,384
ManpowerGroup, Inc.	2,192	170,187
US Foods Holding Corp.*	3,063	165,310
Performance Food Group Co.*	2,119	158,162
Graham Holdings Co. — Class B	198	152,001
Tenet Healthcare Corp.*	1,347	141,583
Pilgrim's Pride Corp.*	3,797	130,313
Perrigo Company plc	3,032	97,600
Enovis Corp.*	1,332	83,184
Post Holdings, Inc.*	739	78,541
Envista Holdings Corp.*	2,589	55,353
QuidelOrtho Corp.*	961	46,070
Total Consumer, Non-cyclical		1,467,688
Energy - 7.4%
PBF Energy, Inc. — Class A	5,622	323,659
HF Sinclair Corp.	3,539	213,649
Chesapeake Energy Corp.[1]	797	70,798
Antero Resources Corp.*	2,272	65,888
NOV, Inc.	2,541	49,600
Total Energy		723,594
Basic Materials - 6.7%
United States Steel Corp.	5,297	216,012
Cleveland-Cliffs, Inc.*	7,837	178,213
Alcoa Corp.	4,218	142,526
Commercial Metals Co.	1,888	110,958
Total Basic Materials		647,709
Utilities - 2.3%
UGI Corp.	2,975	73,006
Southwest Gas Holdings, Inc.	818	62,274
Black Hills Corp.	918	50,123
Spire, Inc.	696	42,714
Total Utilities		228,117
Communications - 1.6%
Frontier Communications Parent, Inc.*	3,449	84,501
TEGNA, Inc.	4,476	66,871
Total Communications		151,372
Technology - 1.5%
Kyndryl Holdings, Inc.*	4,906	106,754
Concentrix Corp.	559	37,017
Total Technology		143,771
Total Common Stocks
(Cost $7,636,486)		9,685,847

S&P MidCap 400® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 0.8%
J.P. Morgan Securities LLC issued 03/28/24 at 5.31% due 04/01/24	$47,460	$47,460
BofA Securities, Inc. issued 03/28/24 at 5.31% due 04/01/24	18,254	18,254
Barclays Capital, Inc. issued 03/28/24 at 5.30% due 04/01/24	16,546	16,546
Total Repurchase Agreements
(Cost $82,260)		82,260

	Shares
SECURITIES LENDING COLLATERAL†,3 - 2.4%
Money Market Fund
First American Government Obligations Fund - Class X, 5.23%[4]	233,760	233,760
Total Securities Lending Collateral
(Cost $233,760)		233,760
Total Investments - 102.8%
(Cost $7,952,506)		$10,001,867
Other Assets & Liabilities, net - (2.8)%		(268,661)
Total Net Assets - 100.0%		$9,733,206

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2024 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of March 31, 2024.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$9,685,847	$—	$—	$9,685,847
Repurchase Agreements	—	82,260	—	82,260
Securities Lending Collateral	233,760	—	—	233,760
Total Assets	$9,919,607	$82,260	$—	$10,001,867

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
COMMON STOCKS† - 99.6%
Consumer, Cyclical - 21.0%
Installed Building Products, Inc.	414	$107,114
Green Brick Partners, Inc.*	1,672	100,705
Abercrombie & Fitch Co. — Class A*	739	92,619
Cinemark Holdings, Inc.*	5,072	91,144
Cavco Industries, Inc.*	223	88,990
Group 1 Automotive, Inc.	302	88,254
Patrick Industries, Inc.	719	85,899
Shake Shack, Inc. — Class A*	773	80,415
GMS, Inc.*	823	80,111
Dave & Buster's Entertainment, Inc.*	1,246	78,000
Boot Barn Holdings, Inc.*	788	74,978
Guess?, Inc.	2,207	69,454
Six Flags Entertainment Corp.*	2,620	68,958
M/I Homes, Inc.*	493	67,191
Meritage Homes Corp.	377	66,148
Urban Outfitters, Inc.*	1,488	64,609
Signet Jewelers Ltd.	563	56,339
Oxford Industries, Inc.	416	46,758
American Eagle Outfitters, Inc.	1,719	44,333
Monarch Casino & Resort, Inc.	551	41,320
Steven Madden Ltd.	808	34,162
XPEL, Inc.*	606	32,736
Madison Square Garden Sports Corp. — Class A*	144	26,571
Kontoor Brands, Inc.	422	25,426
Jack in the Box, Inc.	278	19,037
Total Consumer, Cyclical		1,631,271
Financial - 18.0%
Two Harbors Investment Corp. REIT	8,929	118,220
SiriusPoint Ltd.*	8,096	102,900
Ambac Financial Group, Inc.*	5,748	89,841
St. Joe Co.	1,549	89,796
HCI Group, Inc.	681	79,051
Customers Bancorp, Inc.*	1,293	68,606
Redwood Trust, Inc. REIT	10,534	67,102
Goosehead Insurance, Inc. — Class A*	938	62,490
Sunstone Hotel Investors, Inc. REIT	5,555	61,883
First BanCorp	3,487	61,162
Palomar Holdings, Inc.*	704	59,016
DiamondRock Hospitality Co. REIT	5,894	56,641
Bancorp, Inc.*	1,540	51,528
Pathward Financial, Inc.	1,018	51,389
OFG Bancorp	1,359	50,025
Ellington Financial, Inc. REIT	4,047	47,795
WisdomTree, Inc.	5,037	46,290
World Acceptance Corp.*	311	45,089
Preferred Bank/Los Angeles CA	575	44,143
eXp World Holdings, Inc.[1]	3,968	40,989
New York Mortgage Trust, Inc. REIT	5,002	36,014
Triumph Financial, Inc.*	446	35,377
Apple Hospitality REIT, Inc.	1,898	31,089
Total Financial		1,396,436
Consumer, Non-cyclical - 17.2%
UFP Technologies, Inc.*	445	112,229
PROG Holdings, Inc.	3,137	108,039
Inter Parfums, Inc.	639	89,786
OraSure Technologies, Inc.*	12,117	74,519
Vericel Corp.*	1,398	72,724
Viad Corp.*	1,823	71,990
Collegium Pharmaceutical, Inc.*	1,598	62,034
Cal-Maine Foods, Inc.	1,040	61,204
ANI Pharmaceuticals, Inc.*	853	58,968
Stride, Inc.*	859	54,160
Dynavax Technologies Corp.*	4,141	51,390
LiveRamp Holdings, Inc.*	1,468	50,646
Amphastar Pharmaceuticals, Inc.*	1,088	47,774
CorVel Corp.*	178	46,807
Catalyst Pharmaceuticals, Inc.*	2,924	46,609
Adtalem Global Education, Inc.*	895	46,003
RadNet, Inc.*	872	42,431
Arlo Technologies, Inc.*	3,034	38,380
Glaukos Corp.*	385	36,302
Integer Holdings Corp.*	285	33,254
Astrana Health, Inc.*	774	32,500
Ensign Group, Inc.	237	29,488
WD-40 Co.	109	27,611
NeoGenomics, Inc.*	1,470	23,108
CONMED Corp.	193	15,455
Ligand Pharmaceuticals, Inc.*,††	169	–
Ligand Pharmaceuticals, Inc.*,††	169	–
Total Consumer, Non-cyclical		1,333,411
Industrial - 17.2%
Encore Wire Corp.	413	108,528
ArcBest Corp.	604	86,070
AAON, Inc.	957	84,312
Dorian LPG Ltd.	2,052	78,920
Matson, Inc.	632	71,037
AZZ, Inc.	834	64,476
Powell Industries, Inc.	411	58,485
Boise Cascade Co.	376	57,667
Materion Corp.	437	57,575
Gibraltar Industries, Inc.*	713	57,418
MYR Group, Inc.*	318	56,207
Fabrinet*	286	54,060
Mueller Industries, Inc.	944	50,910
Federal Signal Corp.	595	50,497
AeroVironment, Inc.*	297	45,524
Badger Meter, Inc.	265	42,880
Tennant Co.	310	37,699
Moog, Inc. — Class A	234	37,358
Franklin Electric Company, Inc.	339	36,209
SPX Technologies, Inc.*	276	33,984
Standex International Corp.	185	33,711
Frontdoor, Inc.*	1,021	33,264
Alamo Group, Inc.	140	31,966
Armstrong World Industries, Inc.	246	30,558
OSI Systems, Inc.*	208	29,706
Total Industrial		1,329,021
Energy - 12.7%
Alpha Metallurgical Resources, Inc.	329	108,955
Northern Oil and Gas, Inc.	2,518	99,914
Warrior Met Coal, Inc.	1,548	93,964

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Energy - 12.7% (continued)
Par Pacific Holdings, Inc.*	2,416	$89,537
REX American Resources Corp.*	1,445	84,836
Liberty Energy, Inc. — Class A	3,950	81,844
CONSOL Energy, Inc.	865	72,452
Helix Energy Solutions Group, Inc.*	5,675	61,517
California Resources Corp.	1,097	60,444
SM Energy Co.	1,022	50,947
Oceaneering International, Inc.*	2,151	50,333
Magnolia Oil & Gas Corp. — Class A	1,917	49,746
RPC, Inc.	6,224	48,174
Archrock, Inc.	1,595	31,374
Total Energy		984,037
Technology - 5.8%
Verra Mobility Corp.*	3,228	80,603
Axcelis Technologies, Inc.*	703	78,399
DoubleVerify Holdings, Inc.*	1,717	60,370
Veeco Instruments, Inc.*	1,632	57,397
SPS Commerce, Inc.*	259	47,889
Agilysys, Inc.*	380	32,019
Donnelley Financial Solutions, Inc.*	409	25,362
PDF Solutions, Inc.*	738	24,848
Progress Software Corp.	406	21,644
Privia Health Group, Inc.*	1,010	19,786
Total Technology		448,317
Communications - 4.8%
TripAdvisor, Inc.*	2,513	69,836
Cargurus, Inc.*	2,972	68,594
InterDigital, Inc.	588	62,598
Cars.com, Inc.*	3,289	56,505
Yelp, Inc. — Class A*	1,121	44,167
Liquidity Services, Inc.*	2,039	37,926
Cogent Communications Holdings, Inc.	521	34,037
Total Communications		373,663
Basic Materials - 2.2%
Hawkins, Inc.	1,027	78,874
ATI, Inc.*	948	48,509
Carpenter Technology Corp.	617	44,066
Total Basic Materials		171,449
Utilities - 0.7%
Otter Tail Corp.	624	53,914
	–
Total Common Stocks
(Cost $6,305,003)		7,721,519

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
J.P. Morgan Securities LLC issued 03/28/24 at 5.31% due 04/01/24	$28,938	28,938
BofA Securities, Inc. issued 03/28/24 at 5.31% due 04/01/24	11,130	11,130
Barclays Capital, Inc. issued 03/28/24 at 5.30% due 04/01/24	10,089	10,089
Total Repurchase Agreements
(Cost $50,157)		50,157

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.4%
Money Market Fund
First American Government Obligations Fund - Class X, 5.23%[4]	29,079	29,079
Total Securities Lending Collateral
(Cost $29,079)		29,079
Total Investments - 100.6%
(Cost $6,384,239)		$7,800,755
Other Assets & Liabilities, net - (0.6)%		(43,575)
Total Net Assets - 100.0%		$7,757,180

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2024 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of March 31, 2024.

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

The following table summarizes the inputs used to value the Fund's investments at March 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs	Total
Common Stocks	$7,721,519	$—	*	$—	$7,721,519
Repurchase Agreements	—	50,157		—	50,157
Securities Lending Collateral	29,079	—		—	29,079
Total Assets	$7,750,598	$50,157		$—	$7,800,755

*	Security has a market value of $0.

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
COMMON STOCKS† - 99.5%
Consumer, Cyclical - 27.7%
JetBlue Airways Corp.*	21,962	$162,958
Phinia, Inc.	3,395	130,470
Kohl's Corp.	3,931	114,589
Advance Auto Parts, Inc.	1,323	112,574
Foot Locker, Inc.	3,711	105,764
ScanSource, Inc.*	2,373	104,507
MarineMax, Inc.*	2,997	99,680
Topgolf Callaway Brands Corp.*	5,858	94,724
Designer Brands, Inc. — Class A	7,743	84,631
Resideo Technologies, Inc.*	3,326	74,569
ODP Corp.*	1,369	72,625
Sally Beauty Holdings, Inc.*	5,558	69,030
Caleres, Inc.	1,566	64,253
American Axle & Manufacturing Holdings, Inc.*	8,251	60,728
Dana, Inc.	4,766	60,528
Sonic Automotive, Inc. — Class A	992	56,484
Allegiant Travel Co. — Class A	707	53,173
Alaska Air Group, Inc.*	1,108	47,633
Shoe Carnival, Inc.	1,262	46,240
G-III Apparel Group Ltd.*	1,581	45,865
Newell Brands, Inc.	5,490	44,085
Hibbett, Inc.	566	43,474
MDC Holdings, Inc.	653	41,080
Wabash National Corp.	1,347	40,329
Interface, Inc. — Class A	2,368	39,830
Wolverine World Wide, Inc.	3,077	34,493
Nu Skin Enterprises, Inc. — Class A	2,424	33,524
Hanesbrands, Inc.*	5,663	32,846
Vista Outdoor, Inc.*	893	29,272
Victoria's Secret & Co.*	1,504	29,148
MillerKnoll, Inc.	1,071	26,518
Standard Motor Products, Inc.	782	26,236
PriceSmart, Inc.	308	25,872
Titan International, Inc.*	1,989	24,783
Haverty Furniture Companies, Inc.	641	21,871
Methode Electronics, Inc.	1,274	15,517
Total Consumer, Cyclical		2,169,903
Financial - 22.7%
EZCORP, Inc. — Class A*	9,340	105,822
Bread Financial Holdings, Inc.	2,708	100,846
Genworth Financial, Inc. — Class A*	15,393	98,977
Jackson Financial, Inc. — Class A	1,296	85,717
Cushman & Wakefield plc*	7,459	78,021
Anywhere Real Estate, Inc.*	12,514	77,337
StoneX Group, Inc.*	1,066	74,897
Medical Properties Trust, Inc. REIT[1]	13,164	61,871
PRA Group, Inc.*	2,237	58,341
United Fire Group, Inc.	2,523	54,926
Pebblebrook Hotel Trust REIT	3,419	52,687
ProAssurance Corp.*	4,048	52,057
Stewart Information Services Corp.	776	50,487
Hudson Pacific Properties, Inc. REIT	6,958	44,879
Hope Bancorp, Inc.	3,877	44,624
Brandywine Realty Trust REIT	8,938	42,902
Simmons First National Corp. — Class A	2,053	39,951
JBG SMITH Properties REIT	2,333	37,445
Lincoln National Corp.	1,157	36,943
Eagle Bancorp, Inc.	1,556	36,551
Chatham Lodging Trust REIT	3,562	36,012
SL Green Realty Corp. REIT	638	35,173
Navient Corp.	1,981	34,470
Banc of California, Inc.	2,229	33,903
Mercury General Corp.	655	33,798
Safehold, Inc. REIT	1,432	29,499
Encore Capital Group, Inc.*	628	28,643
Service Properties Trust REIT	4,123	27,954
Northfield Bancorp, Inc.	2,859	27,790
Renasant Corp.	875	27,405
Independent Bank Group, Inc.	588	26,842
Veritex Holdings, Inc.	1,270	26,022
Ready Capital Corp. REIT	2,648	24,176
Provident Financial Services, Inc.	1,592	23,195
Brookline Bancorp, Inc.	2,320	23,107
Dime Community Bancshares, Inc.	1,156	22,265
Heritage Financial Corp.	1,147	22,240
Hanmi Financial Corp.[1]	1,350	21,492
Pacific Premier Bancorp, Inc.	857	20,568
BankUnited, Inc.	725	20,300
Total Financial		1,780,135
Consumer, Non-cyclical - 18.7%
Kelly Services, Inc. — Class A	5,232	131,009
Fresh Del Monte Produce, Inc.	4,822	124,938
Green Dot Corp. — Class A*	12,045	112,380
AdaptHealth Corp.*	7,314	84,184
United Natural Foods, Inc.*	7,290	83,762
Pediatrix Medical Group, Inc.*	7,833	78,565
B&G Foods, Inc.	6,609	75,607
SpartanNash Co.	3,429	69,300
GEO Group, Inc.*	4,783	67,536
Owens & Minor, Inc.*	2,410	66,781
Chefs' Warehouse, Inc.*	1,626	61,235
ABM Industries, Inc.	1,119	49,930
Deluxe Corp.	2,342	48,222
Enhabit, Inc.*	4,086	47,602
Cross Country Healthcare, Inc.*	2,486	46,538
Universal Corp.	749	38,738
Heidrick & Struggles International, Inc.	1,084	36,487
Healthcare Services Group, Inc.*	2,608	32,548
Patterson Companies, Inc.	1,063	29,392
Phibro Animal Health Corp. — Class A	2,259	29,209
Select Medical Holdings Corp.	900	27,135
Resources Connection, Inc.	1,835	24,148
Avanos Medical, Inc.*	1,092	21,742
Fulgent Genetics, Inc.*	914	19,834
TreeHouse Foods, Inc.*	498	19,397
Hain Celestial Group, Inc.*	2,447	19,234

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Consumer, Non-cyclical - 18.7% (continued)
ModivCare, Inc.*	663	$15,547
Total Consumer, Non-cyclical		1,461,000
Industrial - 12.0%
World Kinect Corp.	5,131	135,715
Enviri Corp.*	11,714	107,183
Clearwater Paper Corp.*	2,256	98,655
Greenbrier Companies, Inc.	1,873	97,583
DXP Enterprises, Inc.*	1,729	92,899
Benchmark Electronics, Inc.	3,042	91,290
Sanmina Corp.*	1,145	71,196
O-I Glass, Inc.*	3,933	65,249
Kaman Corp.	1,298	59,539
Astec Industries, Inc.	917	40,082
TTM Technologies, Inc.*	1,890	29,579
Masterbrand, Inc.*	1,420	26,611
Hub Group, Inc. — Class A	604	26,105
Total Industrial		941,686
Communications - 5.0%
EchoStar Corp. — Class A*	6,994	99,664
AMC Networks, Inc. — Class A*	5,934	71,979
ADTRAN Holdings, Inc.	12,566	68,359
Viasat, Inc.*	2,018	36,506
ATN International, Inc.	1,105	34,813
EW Scripps Co. — Class A*	7,790	30,615
Lumen Technologies, Inc.*	19,430	30,311
Consolidated Communications Holdings, Inc.*	4,531	19,574
Total Communications		391,821
Technology - 4.9%
Xerox Holdings Corp.	7,136	127,734
NCR Atleos Corp.*	3,925	77,519
NCR Voyix Corp.*	4,613	58,262
Alpha & Omega Semiconductor Ltd.*	1,679	37,005
DXC Technology Co.*	1,587	33,660
NetScout Systems, Inc.*	1,348	29,440
TTEC Holdings, Inc.	2,231	23,136
Total Technology		386,756
Energy - 4.4%
SunCoke Energy, Inc.	5,143	57,962
Sunrun, Inc.*	4,073	53,682
DNOW, Inc.*	3,423	52,030
US Silica Holdings, Inc.*	3,560	44,180
Nabors Industries Ltd.*	495	42,634
Bristow Group, Inc.*	1,288	35,033
ProPetro Holding Corp.*	3,898	31,496
Talos Energy, Inc.*	1,830	25,492
Total Energy		342,509
Basic Materials - 4.1%
Kaiser Aluminum Corp.	866	77,386
Mercer International, Inc.	7,274	72,376
Mativ Holdings, Inc.	3,457	64,819
Century Aluminum Co.*	3,452	53,126
AdvanSix, Inc.	1,773	50,708
Total Basic Materials		318,415
Total Common Stocks
(Cost $6,588,573)		7,792,225

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
J.P. Morgan Securities LLC issued 03/28/24 at 5.31% due 04/01/24	$26,180	26,180
BofA Securities, Inc. issued 03/28/24 at 5.31% due 04/01/24	10,069	10,069
Barclays Capital, Inc. issued 03/28/24 at 5.30% due 04/01/24	9,127	9,127
Total Repurchase Agreements
(Cost $45,376)		45,376

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.8%
Money Market Fund
First American Government Obligations Fund — Class X, 5.23%[4]	64,857	64,857
Total Securities Lending Collateral
(Cost $64,857)		64,857
Total Investments - 100.9%
(Cost $6,698,806)		$7,902,458
Other Assets & Liabilities, net - (0.9)%		(72,858)
Total Net Assets - 100.0%		$7,829,600

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2024 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of March 31, 2024.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

The following table summarizes the inputs used to value the Fund's investments at March 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$7,792,225	$—	$—	$7,792,225
Repurchase Agreements	—	45,376	—	45,376
Securities Lending Collateral	64,857	—	—	64,857
Total Assets	$7,857,082	$45,376	$—	$7,902,458

Strengthening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 26.0%
Freddie Mac
5.23% due 04/03/24[1]	$200,000	$199,942
Fannie Mae
5.25% due 04/12/24[1]	200,000	199,679
Total Federal Agency Discount Notes
(Cost $399,621)		399,621

U.S. TREASURY BILLS†† - 3.3%
U.S. Treasury Bills
5.17% due 04/16/24[1,2]	50,000	49,890
Total U.S. Treasury Bills
(Cost $49,890)		49,890

REPURCHASE AGREEMENTS††,3 - 69.5%
J.P. Morgan Securities LLC issued 03/28/24 at 5.31% due 04/01/24[4]	616,241	616,241
BofA Securities, Inc. issued 03/28/24 at 5.31% due 04/01/24[4]	237,016	237,016
Barclays Capital, Inc. issued 03/28/24 at 5.30% due 04/01/24[4]	214,834	214,834
Total Repurchase Agreements
(Cost $1,068,091)		1,068,091
Total Investments - 98.8%
(Cost $1,517,602)		$1,517,602
Other Assets & Liabilities, net - 1.2%		18,393
Total Net Assets - 100.0%		$1,535,995

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Currency Futures Contracts Purchased†
U.S. Dollar Index Futures Contracts	26	Jun 2024	$2,711,280	$46,047

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Currency Index Swap Agreements††
Goldman Sachs International	U.S. Dollar Index	Receive	N/A	At Maturity	06/24/24	3,361	$350,207	$3,899

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Rate indicated is the effective yield at the time of purchase.
[2]	All or a portion of this security is pledged as futures collateral at March 31, 2024.
[3]	Repurchase Agreements — See Note 4.
[4]	All or a portion of this security is pledged as currency index swap collateral at March 31, 2024.

See Sector Classification in Other Information section.

Strengthening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

The following table summarizes the inputs used to value the Fund's investments at March 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Federal Agency Discount Notes	$—	$399,621	$—	$399,621
U.S. Treasury Bills	—	49,890	—	49,890
Repurchase Agreements	—	1,068,091	—	1,068,091
Currency Futures Contracts**	46,047	—	—	46,047
Currency Index Swap Agreements**	—	3,899	—	3,899
Total Assets	$46,047	$1,521,501	$—	$1,567,548

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Technology Fund SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
COMMON STOCKS† - 99.5%
Software - 31.5%
Microsoft Corp.	3,707	$1,559,609
Salesforce, Inc.	1,542	464,419
Oracle Corp.	3,255	408,860
Adobe, Inc.*	776	391,570
Intuit, Inc.	562	365,300
ServiceNow, Inc.*	446	340,030
Synopsys, Inc.*	441	252,031
Cadence Design Systems, Inc.*	797	248,090
Workday, Inc. — Class A*	861	234,838
Roper Technologies, Inc.	383	214,802
Autodesk, Inc.*	797	207,555
Snowflake, Inc. — Class A*	1,143	184,709
Atlassian Corp. — Class A*	924	180,282
Palantir Technologies, Inc. — Class A*	7,524	173,127
Datadog, Inc. — Class A*	1,375	169,950
Electronic Arts, Inc.	1,228	162,919
NetEase, Inc. ADR	1,441	149,100
Cloudflare, Inc. — Class A*	1,513	146,504
Monday.com Ltd.*	620	140,039
Take-Two Interactive Software, Inc.*	940	139,581
HubSpot, Inc.*	214	134,084
PTC, Inc.*	671	126,779
ANSYS, Inc.*	364	126,366
ROBLOX Corp. — Class A*	3,205	122,367
Zoom Video Communications, Inc. — Class A*	1,771	115,770
MongoDB, Inc.*	319	114,406
AppLovin Corp. — Class A*	1,639	113,452
Akamai Technologies, Inc.*	993	107,999
Nutanix, Inc. — Class A*	1,700	104,924
DocuSign, Inc.*	1,663	99,032
Dynatrace, Inc.*	2,107	97,849
Manhattan Associates, Inc.*	391	97,840
Twilio, Inc. — Class A*	1,447	88,484
MicroStrategy, Inc. — Class A*	50	85,228
Gitlab, Inc. — Class A*	1,349	78,674
Dropbox, Inc. — Class A*	3,221	78,270
Confluent, Inc. — Class A*	2,513	76,697
BILL Holdings, Inc.*	1,064	73,118
Unity Software, Inc.*	2,706	72,250
ZoomInfo Technologies, Inc. — Class A*	3,952	63,351
Five9, Inc.*	940	58,383
C3.ai, Inc. — Class A*,1	1,634	44,232
Total Software		8,212,870
Semiconductors - 27.1%
NVIDIA Corp.	1,389	1,255,045
Broadcom, Inc.	491	650,776
Advanced Micro Devices, Inc.*	2,405	434,079
Intel Corp.	8,232	363,607
QUALCOMM, Inc.	2,146	363,318
Applied Materials, Inc.	1,719	354,509
Texas Instruments, Inc.	1,948	339,361
Micron Technology, Inc.	2,862	337,401
Lam Research Corp.	314	305,073
Analog Devices, Inc.	1,354	267,808
KLA Corp.	375	261,964
NXP Semiconductor N.V.	953	236,125
ASML Holding N.V. — Class G	211	204,769
Marvell Technology, Inc.	2,751	194,991
Taiwan Semiconductor Manufacturing Company Ltd. ADR	1,331	181,083
Microchip Technology, Inc.	2,009	180,227
ON Semiconductor Corp.*	1,872	137,686
STMicroelectronics N.V. — Class Y1	3,136	135,601
Entegris, Inc.	869	122,129
Teradyne, Inc.	1,014	114,410
Skyworks Solutions, Inc.	1,048	113,519
Monolithic Power Systems, Inc.	143	96,871
Qorvo, Inc.*	774	88,878
Lattice Semiconductor Corp.*	1,082	84,645
MKS Instruments, Inc.	607	80,731
Rambus, Inc.*	1,093	67,558
GLOBALFOUNDRIES, Inc.*,1	1,061	55,289
Axcelis Technologies, Inc.*	348	38,809
Total Semiconductors		7,066,262
Computers - 16.2%
Apple, Inc.	8,084	1,386,244
International Business Machines Corp.	1,877	358,432
Crowdstrike Holdings, Inc. — Class A*	755	242,045
Dell Technologies, Inc. — Class C	1,967	224,454
Super Micro Computer, Inc.*	177	178,775
Fortinet, Inc.*	2,542	173,644
Check Point Software Technologies Ltd.*	993	162,862
Cognizant Technology Solutions Corp. — Class A	2,202	161,385
Accenture plc — Class A	462	160,134
HP, Inc.	4,876	147,353
Infosys Ltd. ADR	7,796	139,782
Western Digital Corp.*	1,969	134,365
Hewlett Packard Enterprise Co.	7,524	133,401
NetApp, Inc.	1,233	129,428
Seagate Technology Holdings plc	1,315	122,361
Zscaler, Inc.*	589	113,459
Pure Storage, Inc. — Class A*	2,022	105,124
Amdocs Ltd.	966	87,297
Lumentum Holdings, Inc.*	1,038	49,149
Total Computers		4,209,694
Internet - 14.8%
Alphabet, Inc. — Class A*	8,316	1,255,134
Meta Platforms, Inc. — Class A	1,914	929,400
Palo Alto Networks, Inc.*	913	259,411
Shopify, Inc. — Class A*	2,474	190,918
Baidu, Inc. ADR*	1,676	176,449
CDW Corp.	639	163,443
Sea Ltd. ADR*	2,674	143,620
Pinterest, Inc. — Class A*	3,786	131,261
VeriSign, Inc.*	586	111,053
Okta, Inc.*	1,051	109,956
Snap, Inc. — Class A*	8,683	99,681
Gen Digital, Inc.	4,382	98,157
F5, Inc.*	480	91,003

Technology Fund SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Internet - 14.8% (continued)
Match Group, Inc.*	2,421	$87,834
Total Internet		3,847,320
Telecommunications - 3.7%
Cisco Systems, Inc.	7,609	379,765
Arista Networks, Inc.*	803	232,854
Motorola Solutions, Inc.	615	218,313
Corning, Inc.	4,287	141,300
Total Telecommunications		972,232
Electronics - 3.3%
Amphenol Corp. — Class A	2,017	232,663
TE Connectivity Ltd.	1,280	185,907
Keysight Technologies, Inc.*	916	143,244
Trimble, Inc.*	1,721	110,764
Jabil, Inc.	776	103,945
Flex Ltd.*	3,229	92,382
Total Electronics		868,905
Energy-Alternate Sources - 1.5%
SolarEdge Technologies, Inc.*	2,191	155,517
First Solar, Inc.*	684	115,459
Enphase Energy, Inc.*	858	103,801
Total Energy-Alternate Sources		374,777
Commercial Services - 1.1%
Gartner, Inc.*	351	167,311
Marathon Digital Holdings, Inc.*	3,018	68,147
Riot Platforms, Inc.*	3,818	46,732
Total Commercial Services		282,190
Office & Business Equipment - 0.3%
Zebra Technologies Corp. — Class A*	285	85,910
Total Common Stocks
(Cost $10,157,403)		25,920,160

	Face Amount
REPURCHASE AGREEMENTS††,2 - 1.0%
J.P. Morgan Securities LLC issued 03/28/24 at 5.31% due 04/01/24	$149,855	149,855
BofA Securities, Inc. issued 03/28/24 at 5.31% due 04/01/24	57,637	57,637
Barclays Capital, Inc. issued 03/28/24 at 5.30% due 04/01/24	52,243	52,243
Total Repurchase Agreements
(Cost $259,735)		259,735

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.7%
Money Market Fund
First American Government Obligations Fund - Class X, 5.23%[4]	182,980	182,980
Total Securities Lending Collateral
(Cost $182,980)		182,980
Total Investments - 101.2%
(Cost $10,600,118)		$26,362,875
Other Assets & Liabilities, net - (1.2)%		(303,837)
Total Net Assets - 100.0%		$26,059,038

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	All or a portion of this security is on loan at March 31, 2024 — See Note 5.
2	Repurchase Agreements — See Note 4.
3	Securities lending collateral — See Note 5.
4	Rate indicated is the 7-day yield as of March 31, 2024.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$25,920,160	$—	$—	$25,920,160
Repurchase Agreements	—	259,735	—	259,735
Securities Lending Collateral	182,980	—	—	182,980
Total Assets	$26,103,140	$259,735	$—	$26,362,875

Telecommunications Fund SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
COMMON STOCKS† - 99.4%
Telecommunications - 72.3%
Cisco Systems, Inc.	3,472	$173,288
Verizon Communications, Inc.	3,964	166,329
AT&T, Inc.	8,193	144,197
T-Mobile US, Inc.	782	127,638
Motorola Solutions, Inc.	223	79,161
Arista Networks, Inc.*	270	78,295
Juniper Networks, Inc.	1,301	48,215
Ciena Corp.*	770	38,076
Nice Ltd. ADR*,1	141	36,747
Frontier Communications Parent, Inc.*	1,391	34,080
Vodafone Group plc ADR	3,374	30,029
BCE, Inc.	880	29,902
Telefonaktiebolaget LM Ericsson ADR[1]	5,369	29,583
America Movil SAB de CV ADR	1,539	28,718
TELUS Corp.	1,692	27,089
Nokia Oyj ADR	7,439	26,334
Rogers Communications, Inc. — Class B	637	26,117
EchoStar Corp. — Class A*	1,823	25,979
InterDigital, Inc.	217	23,102
Iridium Communications, Inc.	859	22,471
Viasat, Inc.*	1,036	18,741
Telephone & Data Systems, Inc.	1,151	18,439
Calix, Inc.*	556	18,437
Viavi Solutions, Inc.*	2,022	18,380
Infinera Corp.*	2,986	18,006
Harmonic, Inc.*	1,275	17,136
Extreme Networks, Inc.*	1,432	16,525
Gogo, Inc.*	1,140	10,009
ADTRAN Holdings, Inc.	1,442	7,844
Lumen Technologies, Inc.*	4,036	6,296
CommScope Holding Company, Inc.*	1,602	2,099
Total Telecommunications		1,347,262
Media - 17.6%
Comcast Corp. — Class A	3,896	168,891
Charter Communications, Inc. — Class A*	251	72,948
Liberty Broadband Corp. — Class C*	677	38,745
Liberty Global Ltd. — Class C*	1,795	31,664
Liberty Latin America Ltd. — Class C*	2,291	16,014
Total Media		328,262
Internet - 5.9%
F5, Inc.*	243	46,070
Roku, Inc.*	670	43,664
Cogent Communications Holdings, Inc.	314	20,514
Total Internet		110,248
Computers - 2.3%
Lumentum Holdings, Inc.*	525	24,859
NetScout Systems, Inc.*	787	17,188
Total Computers		42,047
Software - 0.8%
Digi International, Inc.*	447	14,273
Electronics - 0.5%
Applied Optoelectronics, Inc.*	693	9,605
Total Common Stocks
(Cost $1,242,161)		1,851,697

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.9%
J.P. Morgan Securities LLC issued 03/28/24 at 5.31% due 04/01/24	$9,934	9,934
BofA Securities, Inc. issued 03/28/24 at 5.31% due 04/01/24	3,820	3,820
Barclays Capital, Inc. issued 03/28/24 at 5.30% due 04/01/24	3,463	3,463
Total Repurchase Agreements
(Cost $17,217)		17,217

	Shares
SECURITIES LENDING COLLATERAL†,3 - 2.8%
Money Market Fund
First American Government Obligations Fund - Class X, 5.23%[4]	51,994	51,994
Total Securities Lending Collateral
(Cost $51,994)		51,994
Total Investments - 103.1%
(Cost $1,311,372)		$1,920,908
Other Assets & Liabilities, net - (3.1)%		(56,904)
Total Net Assets - 100.0%		$1,864,004

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	All or a portion of this security is on loan at March 31, 2024 — See Note 5.
2	Repurchase Agreements — See Note 4.
3	Securities lending collateral — See Note 5.
4	Rate indicated is the 7-day yield as of March 31, 2024.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

Telecommunications Fund SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

The following table summarizes the inputs used to value the Fund's investments at March 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$1,851,697	$—	$—	$1,851,697
Repurchase Agreements	—	17,217	—	17,217
Securities Lending Collateral	51,994	—	—	51,994
Total Assets	$1,903,691	$17,217	$—	$1,920,908

Transportation Fund SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
COMMON STOCKS† - 99.4%
Transportation - 38.4%
Union Pacific Corp.	691	$169,938
United Parcel Service, Inc. — Class B	974	144,766
FedEx Corp.	430	124,588
CSX Corp.	3,172	117,586
Norfolk Southern Corp.	416	106,026
Old Dominion Freight Line, Inc.	414	90,794
Expeditors International of Washington, Inc.	480	58,354
J.B. Hunt Transport Services, Inc.	282	56,189
Canadian National Railway Co.	423	55,713
ZTO Express Cayman, Inc. ADR	2,604	54,528
Canadian Pacific Kansas City Ltd.	618	54,489
TFI International, Inc.	340	54,216
XPO, Inc.*	415	50,642
CH Robinson Worldwide, Inc.	560	42,638
Saia, Inc.*	71	41,535
Knight-Swift Transportation Holdings, Inc.	735	40,440
Landstar System, Inc.	192	37,010
Hub Group, Inc. — Class A	532	22,993
ArcBest Corp.	154	21,945
Werner Enterprises, Inc.	549	21,477
Forward Air Corp.	392	12,195
Total Transportation		1,378,062
Auto Manufacturers - 24.7%
Tesla, Inc.*	1,738	305,523
General Motors Co.	2,416	109,566
Ford Motor Co.	7,981	105,988
Stellantis N.V.	1,948	55,128
Ferrari N.V.	124	54,057
Honda Motor Company Ltd. ADR	1,448	53,909
Toyota Motor Corp. ADR[1]	208	52,349
Li Auto, Inc. ADR*	1,548	46,873
NIO, Inc. ADR*,1	9,861	44,375
Rivian Automotive, Inc. — Class A*	3,496	38,281
Lucid Group, Inc.*,1	6,960	19,836
Total Auto Manufacturers		885,885
Auto Parts & Equipment - 13.1%
Mobileye Global, Inc. — Class A*,1	1,913	61,503
Aptiv plc*	698	55,596
Autoliv, Inc.	437	52,628
Magna International, Inc.	952	51,865
BorgWarner, Inc.	1,168	40,576
Lear Corp.	279	40,422
Gentex Corp.	1,103	39,840
Goodyear Tire & Rubber Co.*	2,101	28,847
Visteon Corp.*	212	24,933
Adient plc*	698	22,978
QuantumScape Corp.*,1	3,451	21,707
Fox Factory Holding Corp.*	399	20,776
Luminar Technologies, Inc.*,1	4,029	7,937
Total Auto Parts & Equipment		469,608
Airlines - 12.2%
Delta Air Lines, Inc.	1,701	81,427
United Airlines Holdings, Inc.*	1,203	57,600
Ryanair Holdings plc ADR	373	54,305
Southwest Airlines Co.	1,833	53,505
Copa Holdings S.A. — Class A	508	52,913
American Airlines Group, Inc.*	2,912	44,699
Alaska Air Group, Inc.*	816	35,080
SkyWest, Inc.*	336	23,211
JetBlue Airways Corp.*	2,965	22,000
Allegiant Travel Co. — Class A	160	12,034
Total Airlines		436,774
Internet - 7.1%
Uber Technologies, Inc.*	2,205	169,763
Grab Holdings Ltd. — Class A*	15,123	47,486
Lyft, Inc. — Class A*	1,920	37,152
Total Internet		254,401
Commercial Services - 2.0%
GXO Logistics, Inc.*	680	36,557
Avis Budget Group, Inc.	168	20,573
Hertz Global Holdings, Inc.*	1,764	13,812
Total Commercial Services		70,942
Home Builders - 1.0%
Thor Industries, Inc.	305	35,789
Leisure Time - 0.9%
Harley-Davidson, Inc.	791	34,598
Total Common Stocks
(Cost $1,414,019)		3,566,059

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.9%
J.P. Morgan Securities LLC issued 03/28/24 at 5.31% due 04/01/24	$18,295	18,295
BofA Securities, Inc. issued 03/28/24 at 5.31% due 04/01/24	7,037	7,037
Barclays Capital, Inc. issued 03/28/24 at 5.30% due 04/01/24	6,378	6,378
Total Repurchase Agreements
(Cost $31,710)		31,710

	Shares
SECURITIES LENDING COLLATERAL†,3 - 4.6%
Money Market Fund
First American Government Obligations Fund - Class X, 5.23%[4]	165,678	165,678
Total Securities Lending Collateral
(Cost $165,678)		165,678
Total Investments - 104.9%
(Cost $1,611,407)		$3,763,447
Other Assets & Liabilities, net - (4.9)%		(177,305)
Total Net Assets - 100.0%		$3,586,142

Transportation Fund SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	All or a portion of this security is on loan at March 31, 2024 — See Note 5.
2	Repurchase Agreements — See Note 4.
3	Securities lending collateral — See Note 5.
4	Rate indicated is the 7-day yield as of March 31, 2024.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$3,566,059	$—	$—	$3,566,059
Repurchase Agreements	—	31,710	—	31,710
Securities Lending Collateral	165,678	—	—	165,678
Total Assets	$3,731,737	$31,710	$—	$3,763,447

Utilities Fund SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
COMMON STOCKS† - 99.1%
Electric - 84.9%
NextEra Energy, Inc.	8,075	$516,073
Southern Co.	5,344	383,379
Duke Energy Corp.	3,859	373,204
Constellation Energy Corp.	1,811	334,763
Sempra	4,063	291,845
American Electric Power Company, Inc.	3,337	287,316
Dominion Energy, Inc.	5,521	271,578
Exelon Corp.	7,027	264,004
PG&E Corp.	15,193	254,635
Public Service Enterprise Group, Inc.	3,754	250,692
Xcel Energy, Inc.	4,520	242,950
Consolidated Edison, Inc.	2,651	240,737
Edison International	3,186	225,346
Vistra Corp.	3,208	223,437
WEC Energy Group, Inc.	2,660	218,439
Entergy Corp.	1,944	205,442
FirstEnergy Corp.	5,131	198,159
PPL Corp.	7,082	194,968
Eversource Energy	3,246	194,013
DTE Energy Co.	1,719	192,769
Ameren Corp.	2,570	190,077
CenterPoint Energy, Inc.	6,381	181,795
CMS Energy Corp.	2,986	180,175
NRG Energy, Inc.	2,505	169,563
AES Corp.	8,805	157,874
Alliant Energy Corp.	3,062	154,325
Evergy, Inc.	2,837	151,439
Pinnacle West Capital Corp.	1,766	131,973
Fortis, Inc.	3,296	130,225
OGE Energy Corp.	3,275	112,333
Clearway Energy, Inc. — Class C	3,999	92,177
Portland General Electric Co.	2,089	87,738
Black Hills Corp.	1,446	78,952
Northwestern Energy Group, Inc.	1,487	75,733
Avista Corp.	2,033	71,196
Avangrid, Inc.	1,796	65,446
Ormat Technologies, Inc.	944	62,483
Otter Tail Corp.	581	50,198
Hawaiian Electric Industries, Inc.	4,129	46,534
Total Electric		7,553,985
Gas - 9.2%
Atmos Energy Corp.	1,541	183,179
NiSource, Inc.	5,508	152,351
Brookfield Infrastructure Corp. — Class A	3,646	131,402
UGI Corp.	3,891	95,485
Southwest Gas Holdings, Inc.	1,204	91,661
New Jersey Resources Corp.	2,032	87,193
ONE Gas, Inc.	1,272	82,082
Total Gas		823,353
Water - 3.8%
American Water Works Company, Inc.	1,741	212,767
Essential Utilities, Inc.	3,476	128,786
Total Water		341,553
Energy-Alternate Sources - 1.2%
NextEra Energy Partners, LP	2,459	73,967
Sunnova Energy International, Inc.*,1	5,213	31,955
Total Energy-Alternate Sources		105,922
Total Common Stocks
(Cost $3,865,909)		8,824,813

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.9%
J.P. Morgan Securities LLC issued 03/28/24 at 5.31% due 04/01/24	$44,851	44,851
BofA Securities, Inc. issued 03/28/24 at 5.31% due 04/01/24	17,251	17,251
Barclays Capital, Inc. issued 03/28/24 at 5.30% due 04/01/24	15,636	15,636
Total Repurchase Agreements
(Cost $77,738)		77,738

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.3%
Money Market Fund
First American Government Obligations Fund - Class X, 5.23%[4]	24,928	24,928
Total Securities Lending Collateral
(Cost $24,928)		24,928
Total Investments - 100.3%
(Cost $3,968,575)		$8,927,479
Other Assets & Liabilities, net - (0.3)%		(29,663)
Total Net Assets - 100.0%		$8,897,816

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	All or a portion of this security is on loan at March 31, 2024 — See Note 5.
2	Repurchase Agreements — See Note 4.
3	Securities lending collateral — See Note 5.
4	Rate indicated is the 7-day yield as of March 31, 2024.

See Sector Classification in Other Information section.

Utilities Fund SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

The following table summarizes the inputs used to value the Fund's investments at March 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$8,824,813	$—	$—	$8,824,813
Repurchase Agreements	—	77,738	—	77,738
Securities Lending Collateral	24,928	—	—	24,928
Total Assets	$8,849,741	$77,738	$—	$8,927,479

Weakening Dollar 2x Strategy Fund SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 33.4%
Freddie Mac
5.23% due 04/03/24[1]	$100,000	$99,971
Fannie Mae
5.25% due 04/12/24[1]	100,000	99,840
Total Federal Agency Discount Notes
(Cost $199,811)		199,811

U.S. TREASURY BILLS†† - 6.0%
U.S. Treasury Bills
5.17% due 04/16/24[1,2]	36,000	35,921
Total U.S. Treasury Bills
(Cost $35,921)		35,921

REPURCHASE AGREEMENTS††,3 - 63.4%
J.P. Morgan Securities LLC issued 03/28/24 at 5.31% due 04/01/24[4]	218,858	218,858
BofA Securities, Inc. issued 03/28/24 at 5.31% due 04/01/24[4]	84,176	84,176
Barclays Capital, Inc. issued 03/28/24 at 5.30% due 04/01/24[4]	76,299	76,299
Total Repurchase Agreements
(Cost $379,333)		379,333
Total Investments - 102.8%
(Cost $615,065)		$615,065
Other Assets & Liabilities, net - (2.8)%		(16,933)
Total Net Assets - 100.0%		$598,132

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Currency Futures Contracts Sold Short†
U.S. Dollar Index Futures Contracts	9	Jun 2024	$938,520	$(16,888)

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Currency Index Swap Agreements Sold Short††
Goldman Sachs International	U.S. Dollar Index	Pay	N/A	At Maturity	06/24/24	2,450	$255,263	$(3,071)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Rate indicated is the effective yield at the time of purchase.
[2]	All or a portion of this security is pledged as futures collateral at March 31, 2024.
[3]	Repurchase Agreements — See Note 4.
[4]	All or a portion of this security is pledged as currency index swap collateral at March 31, 2024.

See Sector Classification in Other Information section.

Weakening Dollar 2x Strategy Fund SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

The following table summarizes the inputs used to value the Fund's investments at March 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Federal Agency Discount Notes	$—	$199,811	$—	$199,811
U.S. Treasury Bills	—	35,921	—	35,921
Repurchase Agreements	—	379,333	—	379,333
Total Assets	$—	$615,065	$—	$615,065

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Currency Futures Contracts**	$16,888	$—	$—	$16,888
Currency Index Swap Agreements**	—	3,071	—	3,071
Total Liabilities	$16,888	$3,071	$—	$19,959

**	This derivative is reported as unrealized appreciation/depreciation at period end.

NOTES TO Schedule of Investments (Unaudited)

Note 1 – Organization, Consolidation of Subsidiary and Significant Accounting Policies

Organization

The Rydex Variable Trust (the “Trust”), a Delaware statutory trust, is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund (each, a "Fund"). The Trust may issue an unlimited number of authorized shares. The Trust offers shares of the Funds to insurance companies for their variable annuity and variable life insurance contracts.

This report covers the following funds (collectively, the “Funds”):

Fund Name	Investment Company Type
Banking Fund	Diversified
Basic Materials Fund	Diversified
Biotechnology Fund	Non-Diversified
Commodities Strategy Fund	Non-Diversified
Consumer Products Fund	Diversified
Dow 2x Strategy Fund	Non-Diversified
Electronics Fund	Non-Diversified
Energy Fund	Diversified
Energy Services Fund	Non-Diversified
Europe 1.25x Strategy Fund	Non-Diversified
Financial Services Fund	Diversified
Global Managed Futures Strategy Fund	Diversified
Government Long Bond 1.2x Strategy Fund	Diversified
Health Care Fund	Diversified
High Yield Strategy Fund	Non-Diversified
Internet Fund	Diversified
Inverse Dow 2x Strategy Fund	Non-Diversified
Inverse Government Long Bond Strategy Fund	Diversified
Inverse Mid-Cap Strategy Fund	Non-Diversified
Inverse NASDAQ-100® Strategy Fund	Non-Diversified
Inverse Russell 2000® Strategy Fund	Non-Diversified
Inverse S&P 500® Strategy Fund	Non-Diversified
Japan 2x Strategy Fund	Non-Diversified
Leisure Fund	Diversified
Long Short Equity Fund	Non-Diversified
Mid-Cap 1.5x Strategy Fund	Non-Diversified
Multi-Hedge Strategies Fund	Diversified
NASDAQ-100® 2x Strategy Fund	Non-Diversified
NASDAQ-100® Fund	Non-Diversified
Nova Fund	Non-Diversified
Precious Metals Fund	Non-Diversified
Real Estate Fund	Diversified
Retailing Fund	Diversified
Russell 2000® 1.5x Strategy Fund	Non-Diversified
Russell 2000® 2x Strategy Fund	Non-Diversified
S&P 500® 2x Strategy Fund	Non-Diversified
S&P 500® Pure Growth Fund	Non-Diversified
S&P 500® Pure Value Fund	Non-Diversified
S&P MidCap 400® Pure Growth Fund	Non-Diversified
S&P MidCap 400® Pure Value Fund	Non-Diversified
S&P SmallCap 600® Pure Growth Fund	Non-Diversified
S&P SmallCap 600® Pure Value Fund	Non-Diversified
Strengthening Dollar 2x Strategy Fund	Non-Diversified
Technology Fund	Diversified
Telecommunications Fund	Non-Diversified
Transportation Fund	Diversified
Utilities Fund	Diversified
Weakening Dollar 2x Strategy Fund	Non-Diversified

NOTES TO Schedule of Investments (Unaudited)

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Consolidation of Subsidiary

The consolidated schedules of investments include the accounts of a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). Significant intercompany accounts and transactions have been eliminated in consolidation for the Funds.

Each Fund may invest up to 25% of its total assets in the Subsidiary which acts as an investment vehicle in order to effect certain investmentsconsistent with the Funds’ investment objectives and policies.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). The SEC adopted Rule 2a-5 under the 1940 Act (“Rule 2a-5”) which establishes requirements for determining fair value in good faith. Rule 2a-5 also defines “readily available market quotations” for purposes of the 1940 Act and establishes requirements for determining whether a fund must fair value a security in good faith.

Pursuant to Rule 2a-5, the Board has designated Security Investors, LLC and Guggenheim Partners Investment Management, LLC (“GPIM" or the "Adviser"), as the valuation designee to perform fair valuation determinations for the Funds with respect to all Fund investments and other assets. As the Funds’ valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures” and collectively with the Fund Valuation Procedures, the "Valuation Procedures") reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Funds’ securities and other assets.

Valuations of the Funds’ securities and other assets are supplied primarily by pricing service providers appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the pricing service providers.

If the pricing service provider cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.

Equity securities listed or traded on a recognized U.S. securities exchange or the Nasdaq Stock Market (“NASDAQ”) will generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Adviser will determine the current value of such foreign securities by taking into consideration certain factors which may include the following factors, among others: the value of the securities traded on other foreign markets, American Depositary Receipts (“ADR”) trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures, the Adviser is authorized to use prices and other information supplied by a pricing service provider in valuing foreign securities.

NOTES TO Schedule of Investments (Unaudited)

Open-end investment companies are valued at their net asset value as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are generally valued at the last quoted sale price.

U.S. Government securities are valued by pricing service providers, using the last traded fill price, or at the reported bid price at the close of business on the valuation date.

Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from pricing service providers, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using an independent pricing service provider.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

Futures contracts are valued on the basis of the last sale price at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

Currency index swap agreements entered into by a Fund is accounted for using the unrealized appreciation or depreciation on the agreements that is determined by marking the agreements to the broker quote.

Swap agreements entered into by a Fund are generally valued using an evaluated price provided by a pricing service provider.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Adviser. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Note 2 – Financial Instruments and Derivatives

As part of their investment strategy, the Funds may utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to seek to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

NOTES TO Schedule of Investments (Unaudited)

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund's use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Funds' Schedules of Investments.

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter ("OTC") swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a Fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as index or basket) or a fixed or variable interest rate. Index swaps will usually be computed based on the current index value as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing a total return index swap the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying index declines in value.

Currency swaps enable the Funds to gain exposure to currencies in a market without actually possessing a given currency, or to hedge a position. Currency swaps involve the exchange of the principal and interest in one currency for the principal and interest in another currency. As in other types of OTC swaps, the Funds may be at risk due to the counterparty’s inability to perform.

Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A fund enters into credit default swaps as a “seller” or “buyer” of protection primarily to gain or reduce exposure to the investment grade and/or high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit event occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The notional amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit event occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit event occurs on a credit default swap referencing an index, a factor adjustment will take place and the buyer of protection will receive a payment reflecting the par less the default recovery rate of the defaulted index component based on its weighting in the index. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the fund selling the credit protection. For a fund utilizing centrally cleared credit default swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. For OTC credit default swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a fund is selling credit protection, the default of a third party issuer.

NOTES TO Schedule of Investments (Unaudited)

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

In conjunction with short sales and the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions rated/identified as investment grade or better. The Trust monitors the counterparty credit risk associated with each such financial institution.

Foreign Investments

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. A fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Funds may incur transaction costs in connection with conversions between various currencies. The Funds may, but are not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks maybe effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

The Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Funds.

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

NOTES TO Schedule of Investments (Unaudited)

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies selected and applied for valuing securities or other assets are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

Note 4 – Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies.  The joint account includes other Funds in the Guggenheim complex not covered in this report. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At March 31, 2024, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
J.P. Morgan Securities LLC			U.S. Treasury Note
5.31%			4.13%
Due 04/01/24	$40,117,894	$40,135,647	Due 02/15/27	$41,038,300	$40,920,299

BofA Securities, Inc.			U.S. Treasury Inflation Indexed Bonds
5.31%			0.25% - 1.13%
Due 04/01/24	15,429,959	15,436,787	Due 01/15/25 - 01/15/33	16,742,067	15,738,623

Barclays Capital, Inc.			U.S. Treasury Note
5.30%			0.63%
Due 04/01/24	13,985,923	13,992,101	Due 11/30/27	16,247,000	14,265,664

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Note 5 – Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income is net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, U.S. Bank acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with U.S. Bank, cash collateral and proceeds are invested in the First American Government Obligations Fund – Class X. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

At March 31, 2024, the Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

Fund	Value of Securities Loaned	Collateral Received
Banking Fund	$28,456	$30,467
Basic Materials Fund	222,708	233,703
Biotechnology Fund	144,770	156,594
Consumer Products Fund	92,446	97,428
Electronics Fund	1,041,454	1,096,460
Energy Fund	283,176	295,536
Europe 1.25x Strategy Fund	111,982	117,867
Financial Services Fund	21,253	23,639

NOTES TO Schedule of Investments (Unaudited)

Fund	Value of Securities Loaned	Collateral Received
Health Care Fund	$81,996	$88,818
High Yield Strategy Fund	179,533	189,073
Internet Fund	89,151	94,999
Leisure Fund	103,889	111,529
Long Short Equity Fund	8,215	8,628
Mid-Cap 1.5x Strategy Fund	18,325	19,507
Multi-Hedge Strategies Fund	88,769	93,703
NASDAQ-100® 2x Strategy Fund	213,237	224,211
NASDAQ-100® Fund	253,771	266,831
Precious Metals Fund	689,641	717,919
Real Estate Fund	26,844	28,626
Retailing Fund	12,808	14,211
Russell 2000® 1.5x Strategy Fund	314,388	329,167
Russell 2000® 2x Strategy Fund	146,473	153,273
S&P MidCap 400® Pure Value Fund	212,859	233,760
S&P SmallCap 600® Pure Growth Fund	28,480	29,079
S&P SmallCap 600® Pure Value Fund	59,868	64,857
Technology Fund	171,911	182,980
Telecommunications Fund	49,548	51,994
Transportation Fund	151,875	165,678
Utilities Fund	23,760	24,928

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

Note 6 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' U.S. federal income tax returns are subject to examination by the Internal Revenue Service ("IRS") for a period of three years after they are filed.

The Commodities Strategy Fund, Global Managed Futures Strategy Fund and Multi-Hedge Strategies Fund intend to invest up to 25% of their assets in the respective Subsidiary which is expected to provide the Funds with exposure to the commodities markets within the limitations of the U.S. federal income tax requirements under Subchapter M of the Internal Revenue Code. The Funds have received a private letter ruling from the IRS that concludes that the income the Funds receive from the Subsidiary will constitute qualifying income for purposes of Subchapter M of the Internal Revenue Code. The Subsidiary will be classified as a corporation for U.S. federal income tax purposes. A foreign corporation, such as the Subsidiary, will generally not be subject to U.S. federal income taxation unless it is deemed to be engaged in a U.S. trade or business. If, during a taxable year, the Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Fund as a deductible amount for U.S. federal income tax purposes and cannot be carried forward to reduce future income from the Subsidiary in subsequent years.

At March 31, 2024, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Banking Fund	$1,563,936	$924,940	$(16,376)	$908,564
Basic Materials Fund	4,969,404	3,253,379	(80,916)	3,172,463
Biotechnology Fund	7,294,440	5,050,801	(360,748)	4,690,053
Commodities Strategy Fund	8,297,515	288,780	(692,837)	(404,057)
Consumer Products Fund	5,097,486	4,296,766	(23,164)	4,273,602
Dow 2x Strategy Fund	13,697,431	2,495,593	(18)	2,495,575
Electronics Fund	23,683,314	18,560,126	(538,679)	18,021,447
Energy Fund	12,147,948	6,347,436	(20,509)	6,326,927
Energy Services Fund	4,638,705	2,330,355	–	2,330,355
Europe 1.25x Strategy Fund	2,082,918	221,201	(18,617)	202,584
Financial Services Fund	8,163,596	4,595,017	(29,289)	4,565,728
Global Managed Futures Strategy Fund	14,652,085	467,838	(117,439)	350,399
Government Long Bond 1.2x Strategy Fund	6,215,373	103,362	–	103,362
Health Care Fund	6,956,134	8,365,706	(51,987)	8,313,719
High Yield Strategy Fund	7,507,766	34,264	(30,288)	3,976
Internet Fund	4,772,119	3,256,374	(69,959)	3,186,415
Inverse Dow 2x Strategy Fund	785,251	1	(18,342)	(18,341)
Inverse Government Long Bond Strategy Fund	2,282,202	–	(48,491)	(48,491)
Inverse Mid-Cap Strategy Fund	117,348	140	(3,114)	(2,974)
Inverse NASDAQ-100® Strategy Fund	1,245,635	870	(8,940)	(8,070)
Inverse Russell 2000® Strategy Fund	506,270	659	(12,787)	(12,128)
Inverse S&P 500® Strategy Fund	879,776	143	(10,391)	(10,248)
Japan 2x Strategy Fund	2,158,104	33,305	(86,773)	(53,468)
Leisure Fund	3,993,219	1,762,956	(62,163)	1,700,793
Long Short Equity Fund	23,356,477	6,147,386	(1,481,496)	4,665,890
Mid-Cap 1.5x Strategy Fund	3,749,059	1,012,675	(169,854)	842,821
Multi-Hedge Strategies Fund	28,636,325	5,857,092	(2,270,628)	3,586,464
NASDAQ-100® 2x Strategy Fund	106,089,766	12,530,439	(87,840)	12,442,599
NASDAQ-100® Fund	83,025,315	45,730,538	(203,468)	45,527,070
Nova Fund	31,052,974	6,114,301	(16,639)	6,097,662
Precious Metals Fund	12,482,338	3,778,136	–	3,778,136
Real Estate Fund	3,608,248	1,414,834	(17,354)	1,397,480
Retailing Fund	1,952,055	1,482,255	(7,178)	1,475,077
Russell 2000® 1.5x Strategy Fund	3,859,461	379,834	(408,519)	(28,685)
Russell 2000® 2x Strategy Fund	9,617,633	512,588	(16,045)	496,543
S&P 500® 2x Strategy Fund	26,689,935	5,519,153	(17,776)	5,501,377
S&P 500® Pure Growth Fund	25,203,143	5,174,263	(199,490)	4,974,773
S&P 500® Pure Value Fund	20,716,812	3,048,327	(343,930)	2,704,397
S&P MidCap 400® Pure Growth Fund	17,947,138	2,709,581	(81,445)	2,628,136
S&P MidCap 400® Pure Value Fund	8,635,709	1,640,108	(273,950)	1,366,158
S&P SmallCap 600® Pure Growth Fund	6,675,462	1,202,437	(77,144)	1,125,293
S&P SmallCap 600® Pure Value Fund	7,580,719	741,978	(420,239)	321,739
Strengthening Dollar 2x Strategy Fund	1,517,602	49,946	–	49,946
Technology Fund	12,331,355	14,134,417	(102,897)	14,031,520
Telecommunications Fund	1,886,945	124,097	(90,134)	33,963
Transportation Fund	1,914,887	1,906,770	(58,210)	1,848,560
Utilities Fund	5,028,543	3,960,433	(61,497)	3,898,936
Weakening Dollar 2x Strategy Fund	615,065	–	(19,959)	(19,959)

Note 7 – Market Risks

The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates (which may change at any time based on various market and other economic conditions), changes in inflation rates or expectations about inflation rates (which are currently elevated relative to normal conditions), adverse investor confidence or sentiment, changing economic, political (including geopolitical), social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the ongoing Russia-Ukraine conflict and its collateral economic and other effects, including, but not limited to, sanctions and other international trade barriers) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country or geographic region could adversely affect the value, yield and return of the investments held by the Funds in a different country or geographic region, economy, and market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Funds’ investments and performance of the Funds.

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.